Schedule of Investments

ARIZONA TAX-EXEMPT FUND	June 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 89.9%
Arizona – 86.1%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$929
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/34	750	751
5.00%, 7/1/35	750	751
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,013
5.00%, 7/1/41	1,000	1,012
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	518
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	376
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	953
Bullhead City Excise TRB, Second Series,
2.70%, 7/1/51	2,500	1,710
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	425	436
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	517
5.00%, 7/1/30	500	516
5.00%, 7/1/31	600	619
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	544
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	785	789
Marana Pledged Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	875	889
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
Arizona – 86.1%continued
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	$275	$277
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/36	305	313
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/32	250	268
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,032
Maricopa County Elementary School District No. 66 Roosevelt Elementary G.O. Unlimited Bonds, Series C, Project of 2020 (AGM Insured),
5.00%, 7/1/30	275	302
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	662
Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series B,
5.00%, 7/1/24	250	250
5.00%, 7/1/25	450	457
5.00%, 7/1/26	390	403
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,360
5.00%, 7/1/47	1,000	1,037
NORTHERN FUNDS QUARTERLY REPORT  0 FIXED INCOME FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
Arizona – 86.1%continued
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	$4,000	$4,119
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,282
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
4.00%, 7/1/37	500	503
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/35	1,000	1,057
4.00%, 7/1/38	2,500	2,509
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	553
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,
5.00%, 7/1/27	1,000	1,053
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	406
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	670
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	500	407
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	1,000	1,044
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	989
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
Arizona – 86.1%continued
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	$1,545	$1,635
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	1,064
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Refunding Bonds,
5.00%, 7/1/33	840	876
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,850	3,057
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/24(3)	575	575
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	938
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	773
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	5	5
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	1,000	1,030
Pima County Unified School District No. 6 Marana G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/24	500	500
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,226
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	1,000	1,001
FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
Arizona – 86.1%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	$1,105	$1,117
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,675	1,809
Sedona Excise TRB (BAM Insured),
4.00%, 7/1/38	350	356
Tempe Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/32	550	624
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	456
		50,318
Colorado – 1.8%
Colorado Springs School District No. 11 COPS (BAM Insured),
5.25%, 12/15/48	990	1,080
Florida – 2.0%
Brevard County School Board Refunding COPS, Series A,
7/1/27(4)	1,115	1,172
Total Municipal Bonds
(Cost $57,000)		52,570

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 10.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(5) (6)	6,093,197	$6,093
Total Investment Companies
(Cost $6,093)		6,093

Total Investments – 100.3%
(Cost $63,093)		58,663
Liabilities less Other Assets – (0.3%)		(186)
NET ASSETS – 100.0%		$58,477

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2024 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2024.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	89.9%
Investment Companies	10.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
NORTHERN FUNDS QUARTERLY REPORT  2 FIXED INCOME FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued	June 30, 2024 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$52,570	$—	$52,570
Investment Companies	6,093	—	—	6,093
Total Investments	$6,093	$52,570	$—	$58,663

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$879	$12,385	$7,171	$26	$6,093	$6,093,197
FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

BOND INDEX FUND	June 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.5%
Auto Loan – 0.3%
Ally Auto Receivables Trust, Series 2023-1, Class A3
5.46%, 5/15/28	$100	$100
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3
5.81%, 5/18/28	100	100
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B
5.84%, 7/18/29	50	50
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C
6.00%, 7/18/29	50	51
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	100	100
BMW Vehicle Owner Trust, Series 2023-A, Class A3
5.47%, 2/25/28	50	50
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3
4.87%, 2/15/28	100	99
Carmax Auto Owner Trust, Series 2023-2, Class A3
5.05%, 1/18/28	100	100
CarMax Auto Owner Trust, Series 2023-4, Class A4
5.96%, 5/15/29	250	256
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	100	99
CarMax Auto Owner Trust, Series 2024-2, Class A3
5.50%, 1/16/29	100	101
CarMax Auto Owner Trust, Series 2024-2, Class B
5.69%, 11/15/29	100	101
Exeter Automobile Receivables Trust, Series 2024-1A, Class B
5.29%, 8/15/28	50	50
Exeter Automobile Receivables Trust, Series 2024-2A, Class B
5.61%, 4/17/28	100	100
Exeter Automobile Receivables Trust, Series 2024-2A, Class C
5.74%, 5/15/29	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Exeter Automobile Receivables Trust, Series 2024-2A, Class D
5.92%, 2/15/30	$50	$50
Exeter Automobile Receivables Trust, Series 2024-3A, Class C
5.70%, 7/16/29	50	50
Ford Credit Auto Owner Trust, Series 2020-C, Class B
0.79%, 8/15/26	100	97
Ford Credit Auto Owner Trust, Series 2022-C, Class B
5.03%, 2/15/28	25	25
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25
Ford Credit Auto Owner Trust, Series 2023-A, Class A3
4.65%, 2/15/28	100	99
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	100	100
Ford Credit Auto Owner Trust, Series 2023-C, Class A3
5.53%, 9/15/28	100	101
Ford Credit Auto Owner Trust, Series 2024-A, Class A4
5.01%, 9/15/29	100	100
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	150	149
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	200	198
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3
5.45%, 6/16/28	175	176
Harley-Davidson Motorcycle Trust, Series 2023-A, Class A3
5.05%, 12/15/27	50	50
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	50	50
NORTHERN FUNDS QUARTERLY REPORT  4 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Honda Auto Receivables Owner Trust, Series 2022-2, Class A4
3.76%, 12/18/28	$100	$98
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3
4.93%, 11/15/27	100	99
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	100	100
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4
5.17%, 5/15/30	100	100
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	100	99
Hyundai Auto Receivables Trust, Series 2023-B, Class A3
5.48%, 4/17/28	100	100
Hyundai Auto Receivables Trust, Series 2023-C, Class A3
5.54%, 10/16/28	100	101
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	100	100
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3
5.32%, 1/18/28	50	50
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	150	148
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	100	101
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	100	99
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3
4.91%, 11/15/27	100	99
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 3/15/28	100	101
Santander Drive Auto Receivables Trust, Series 2022-3, Class C
4.49%, 8/15/29	50	49
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Santander Drive Auto Receivables Trust, Series 2023-1, Class C
5.09%, 5/15/30	$100	$99
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3
5.73%, 4/17/28	100	100
Santander Drive Auto Receivables Trust, Series 2023-4, Class B
5.77%, 12/15/28	50	50
Santander Drive Auto Receivables Trust, Series 2023-4, Class C
6.04%, 12/15/31	50	51
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3
5.25%, 4/17/28	100	100
Santander Drive Auto Receivables Trust, Series 2024-1, Class B
5.23%, 12/15/28	50	50
Santander Drive Auto Receivables Trust, Series 2024-1, Class C
5.45%, 3/15/30	50	50
Santander Drive Auto Receivables Trust, Series 2024-2, Class B
5.78%, 7/16/29	50	50
Santander Drive Auto Receivables Trust, Series 2024-2, Class C
5.84%, 6/17/30	50	50
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 8/15/31	25	25
Toyota Auto Receivables Owner Trust, Series 2021-C, Class A4
0.72%, 1/15/27	100	95
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4
3.77%, 2/15/28	100	97
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
4.71%, 2/15/28	100	99
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3
5.16%, 4/17/28	100	100
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3
5.54%, 8/15/28	100	101
FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3
5.33%, 1/16/29	$100	$100
Volkswagen Auto Lease Trust, Series 2023-A, Class A3
5.81%, 10/20/26	150	151
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3
5.02%, 6/20/28	100	100
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A3
5.48%, 12/20/28	100	101
World Omni Auto Receivables Trust, Series 2022-C, Class A4
3.68%, 9/15/28	100	97
World Omni Auto Receivables Trust, Series 2023-A, Class A3
4.83%, 5/15/28	50	50
World Omni Auto Receivables Trust, Series 2023-B, Class A3
4.66%, 5/15/28	75	74
World Omni Auto Receivables Trust, Series 2023-C, Class A3
5.15%, 11/15/28	100	100
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	100	100
		6,111
Credit Card – 0.2%
American Express Credit Account Master Trust, Series 2022-3, Class A
3.75%, 8/15/27	200	196
American Express Credit Account Master Trust, Series 2022-4, Class A
4.95%, 10/15/27	200	199
American Express Credit Account Master Trust, Series 2023-1, Class A
4.87%, 5/15/28	150	149
American Express Credit Account Master Trust, Series 2023-2, Class A
4.80%, 5/15/30	100	99
American Express Credit Account Master Trust, Series 2023-3, Class A
5.23%, 9/15/28	125	125
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Credit Card – 0.2%continued
American Express Credit Account Master Trust, Series 2023-4, Class A
5.15%, 9/15/30	$100	$101
American Express Credit Account Master Trust, Series 2024-2, Class A
5.24%, 4/15/31	100	102
BA Credit Card Trust, Series 2022-A2, Class A2
5.00%, 4/15/28	150	150
BA Credit Card Trust, Series 2023-A1, Class A1
4.79%, 5/15/28	150	149
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	100	100
BA Credit Card Trust, Series 2024-A1, Class A
4.93%, 5/15/29	125	125
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	150	141
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	131
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	150	149
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	150	148
Chase Issuance Trust, Series 2022-A1, Class A
3.97%, 9/15/27	150	148
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	150	150
Chase Issuance Trust, Series 2023-A2, Class A
5.08%, 9/15/30	100	101
Chase Issuance Trust, Series 2024-A1, Class A
4.60%, 1/16/29	100	99
Chase Issuance Trust, Series 2024-A2, Class A
4.63%, 1/15/31	100	99
NORTHERN FUNDS QUARTERLY REPORT  6 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Credit Card – 0.2%continued
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	$50	$53
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	96
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/8/27	100	100
Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	92
Discover Card Execution Note Trust, Series 2022-A4, Class A
5.03%, 10/15/27	200	199
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	85	84
Discover Card Execution Note Trust, Series 2023-A2, Class A
4.93%, 6/15/28	100	100
First National Master Note Trust, Series 2023-2, Class A
5.77%, 9/15/29	100	101
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	100	101
Synchrony Card Funding LLC, Series 2023-A2, Class A
5.74%, 10/15/29	100	101
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	100	100
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	100	100
World Financial Network Credit Card Master Trust, Series 2024-A, Class A
5.47%, 2/17/31	100	101
		3,989
Other – 0.0%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3
2.84%, 3/1/26	13	12
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Other – 0.0%continued
CNH Equipment Trust, Series 2022-C, Class A3
5.15%, 4/17/28	$75	$75
CNH Equipment Trust, Series 2023-A, Class A3
4.81%, 8/15/28	100	99
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	96
John Deere Owner Trust, Series 2021-B, Class A4
0.74%, 5/15/28	75	72
John Deere Owner Trust, Series 2023-A, Class A3
5.01%, 11/15/27	125	125
John Deere Owner Trust, Series 2023-B, Class A3
5.18%, 3/15/28	100	100
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	50	50
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	94
Verizon Master Trust, Series 2022-2, Class A
1.53%, 7/20/28	100	98
Verizon Master Trust, Series 2022-6, Class A
3.67%, 1/22/29	100	98
Verizon Master Trust, Series 2023-1, Class A
4.49%, 1/22/29	100	99
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	125	125
Verizon Master Trust, Series 2023-7, Class A1A
5.67%, 11/20/29	100	101
Verizon Master Trust, Series 2024-1, Class A1
5.00%, 12/20/28	100	99
FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Other – 0.0%continued
Verizon Master Trust, Series 2024-3, Class A1A
5.34%, 4/22/30	$100	$101
		1,444
Total Asset-Backed Securities
(Cost $11,622)		11,544

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non Agency – 0.8%
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	286
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	235
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	235
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	200	189
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	191
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	288
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	95
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	191
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	289
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	181
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	263
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	341
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	409
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	163
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	166
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	200	189
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
BANK, Series 2024-BNK47, Class A5
5.72%, 6/15/57	$200	$206
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	185
Barclays Commercial Mortgage Trust, Series 2019-C5, Class C
3.71%, 11/15/52	150	129
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	144
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	174
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	141
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	95
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	191
Benchmark Mortgage Trust, Series 2018-B6, Class B
4.59%, 10/10/51(1)	125	114
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	94
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	175
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	407
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	403
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	81
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	160
NORTHERN FUNDS QUARTERLY REPORT  8 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	$250	$233
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	234
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	187
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	191
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	131
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	240
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	233
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	239
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	141
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	287
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	240
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	239
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	235
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	95
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	191
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	$200	$189
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	187
Commercial Mortgage Trust, Series 2019-GC44, Class C
3.52%, 8/15/57(1)	150	120
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	95
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	189
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	287
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	96
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	233
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	83
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	188
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	233
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	186
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	139
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	133
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	264
FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	$150	$139
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	187
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	89
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	283
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	93
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	180
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	95
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	187
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	239
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	94
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	96
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	191
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	$250	$227
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	417
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	174
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	188
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5
5.75%, 5/15/56	250	256
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	235
UBS Commercial Mortgage Trust, Series 2017-C2, Class B
3.99%, 8/15/50	100	91
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	162
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	93
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	141
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	191
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	142
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	189
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	95
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	142
NORTHERN FUNDS QUARTERLY REPORT  10 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	$100	$93
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	193
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	95
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	235
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	189
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	141
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	234
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	94
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A4
3.47%, 11/15/50	200	187
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	92
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	142
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	96
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	185
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	87
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	424
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 4/15/54	$500	$419
		19,670
Total Commercial Mortgage-Backed Securities
(Cost $21,558)		19,670

CORPORATE BONDS – 21.0%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	300	293
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	508
		801
Aerospace & Defense – 0.7%
Boeing (The) Co.,
2.20%, 2/4/26	2,829	2,659
2.70%, 2/1/27	219	202
6.26%, 5/1/27 (2)	2,500	2,517
3.25%, 2/1/28	1,366	1,251
3.25%, 3/1/28	55	50
3.20%, 3/1/29	159	141
2.95%, 2/1/30	250	214
5.15%, 5/1/30	43	41
6.13%, 2/15/33	135	134
6.63%, 2/15/38	100	103
5.81%, 5/1/50	1,060	955
GE Capital Funding LLC,
4.55%, 5/15/32	540	515
General Dynamics Corp.,
2.63%, 11/15/27	104	97
3.75%, 5/15/28	246	237
4.25%, 4/1/40	100	88
2.85%, 6/1/41	160	115
Howmet Aerospace, Inc.,
3.00%, 1/15/29	200	182
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	200	176
L3Harris Technologies, Inc.,
5.40%, 1/15/27	1,000	1,004
4.40%, 6/15/28	449	436
FIXED INCOME FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Aerospace & Defense – 0.7%continued
Lockheed Martin Corp.,
3.55%, 1/15/26	$298	$291
5.25%, 1/15/33	1,500	1,525
3.60%, 3/1/35	135	118
4.07%, 12/15/42	168	141
3.80%, 3/1/45	230	183
4.09%, 9/15/52	20	16
Northrop Grumman Corp.,
3.25%, 1/15/28	500	471
5.05%, 11/15/40	250	237
4.75%, 6/1/43	250	224
3.85%, 4/15/45	8	6
4.03%, 10/15/47	252	199
Precision Castparts Corp.,
4.38%, 6/15/45	350	306
RTX Corp.,
1.90%, 9/1/31	71	57
2.38%, 3/15/32	68	56
4.70%, 12/15/41	100	88
4.50%, 6/1/42	250	217
4.80%, 12/15/43	600	535
3.75%, 11/1/46	750	561
6.40%, 3/15/54	300	327
Textron, Inc.,
2.45%, 3/15/31	250	209
		16,884
Apparel & Textile Products – 0.1%
NIKE, Inc.,
2.85%, 3/27/30	1,250	1,126
3.25%, 3/27/40	75	58
Ralph Lauren Corp.,
2.95%, 6/15/30	100	89
Tapestry, Inc.,
7.05%, 11/27/25	1,000	1,017
		2,290
Asset Management – 0.2%
Ameriprise Financial, Inc.,
2.88%, 9/15/26	435	414
Ares Capital Corp.,
3.88%, 1/15/26	620	599
Barings BDC, Inc.,
3.30%, 11/23/26	200	185
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Asset Management – 0.2%continued
BlackRock Funding, Inc.,
4.70%, 3/14/29	$500	$498
BlackRock, Inc.,
1.90%, 1/28/31	720	596
Blackstone Private Credit Fund,
3.25%, 3/15/27	300	277
Blue Owl Capital Corp.,
3.75%, 7/22/25	300	292
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	200	206
Charles Schwab (The) Corp.,
3.45%, 2/13/26	280	272
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (3)	400	405
(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34 (3)	400	408
(Variable, U.S. SOFR + 2.01%), 6.14%, 8/24/34 (3)	300	312
Franklin Resources, Inc.,
2.95%, 8/12/51	150	93
FS KKR Capital Corp.,
3.25%, 7/15/27	200	181
Raymond James Financial, Inc.,
3.75%, 4/1/51	100	74
Voya Financial, Inc.,
4.80%, 6/15/46	100	85
		4,897
Automotive – 0.4%
American Honda Finance Corp.,
4.90%, 3/12/27	1,000	996
Aptiv PLC/Aptiv Corp.,
4.15%, 5/1/52	300	223
BorgWarner, Inc.,
4.38%, 3/15/45	170	136
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	1,000	1,000
7.12%, 11/7/33	2,000	2,113
General Motors Co.,
6.80%, 10/1/27	118	123
5.00%, 10/1/28	227	225
5.60%, 10/15/32	183	183
6.25%, 10/2/43	350	349
6.75%, 4/1/46	145	151
5.40%, 4/1/48	267	239
NORTHERN FUNDS QUARTERLY REPORT  12 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Automotive – 0.4%continued
General Motors Financial Co., Inc.,
2.70%, 8/20/27	$658	$607
6.00%, 1/9/28	500	508
2.40%, 4/10/28	119	107
5.80%, 6/23/28	500	506
2.40%, 10/15/28	254	224
5.65%, 1/17/29	84	84
4.30%, 4/6/29	82	78
3.60%, 6/21/30	99	89
2.35%, 1/8/31	33	27
3.10%, 1/12/32	33	28
Lear Corp.,
3.55%, 1/15/52	200	137
Toyota Motor Credit Corp.,
0.80%, 10/16/25	750	709
3.05%, 3/22/27	500	475
4.70%, 1/12/33	500	486
4.80%, 1/5/34	500	486
		10,289
Banking – 2.5%
Bank of America Corp.,
4.45%, 3/3/26	500	492
3.50%, 4/19/26	76	74
4.25%, 10/22/26	47	46
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26 (3)	2,000	1,887
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (3)	1,500	1,491
(Variable, U.S. SOFR + 0.91%), 1.66%, 3/11/27 (3)	72	67
(Variable, U.S. SOFR + 1.34%), 5.93%, 9/15/27 (3)	1,500	1,516
4.18%, 11/25/27	146	141
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (3)	18	17
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28 (3)	106	101
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28 (3)	300	282
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29 (3)	7	7
(Variable, U.S. SOFR + 1.06%), 2.09%, 6/14/29 (3)	129	115
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (3)	800	817
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Banking – 2.5%continued
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31 (3)	$300	$259
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (3)	52	45
(Variable, U.S. SOFR + 1.53%), 1.90%, 7/23/31 (3)	336	277
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (3)	380	321
(Variable, U.S. SOFR + 1.83%), 4.57%, 4/27/33 (3)	425	401
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33 (3)	1,403	1,371
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34 (3)	1,000	989
(Variable, U.S. SOFR + 1.84%), 5.87%, 9/15/34 (3)	400	411
(Variable, U.S. SOFR + 1.65%), 5.47%, 1/23/35 (3)	600	599
6.11%, 1/29/37	150	156
(Variable, U.S. SOFR + 1.93%), 2.68%, 6/19/41 (3)	390	272
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49 (3)	790	622
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50 (3)	755	630
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51 (3)	810	647
Bank of America N.A.,
6.00%, 10/15/36	250	263
BankUnited, Inc.,
5.13%, 6/11/30	100	90
Citigroup, Inc.,
5.50%, 9/13/25	126	126
(Variable, U.S. SOFR + 1.55%), 5.61%, 9/29/26 (3)	722	722
3.20%, 10/21/26	719	686
4.30%, 11/20/26	505	493
(Variable, U.S. SOFR + 0.77%), 1.46%, 6/9/27 (3)	28	26
4.45%, 9/29/27	328	320
(Variable, U.S. SOFR + 1.28%), 3.07%, 2/24/28 (3)	88	83
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28 (3)	28	27
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (3)	1,450	1,382
FIXED INCOME FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Banking – 2.5%continued
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (3)	$800	$667
6.63%, 6/15/32	100	107
5.88%, 2/22/33	350	356
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34 (3)	1,700	1,729
6.13%, 8/25/36	125	128
8.13%, 7/15/39	332	415
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (3)	180	173
5.88%, 1/30/42	30	31
(Variable, U.S. SOFR + 1.38%), 2.90%, 11/3/42 (3)	168	117
4.65%, 7/23/48	300	262
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28 (3)	500	483
Comerica Bank,
(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33 (3)	250	224
Discover Bank,
2.70%, 2/6/30	250	215
Fifth Third Bancorp,
8.25%, 3/1/38	275	325
FNB Corp.,
5.15%, 8/25/25	200	197
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	393
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28 (3)	500	484
(Variable, U.S. SOFR + 2.02%), 6.21%, 8/21/29 (3)	500	510
JPMorgan Chase & Co.,
3.90%, 7/15/25	128	126
7.75%, 7/15/25	54	55
3.30%, 4/1/26	111	107
2.95%, 10/1/26	59	56
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (3)	121	113
(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (3)	297	277
8.00%, 4/29/27	658	707
4.25%, 10/1/27	299	291
3.63%, 12/1/27	1,292	1,236
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Banking – 2.5%continued
(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (3)	$204	$192
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (3)	176	172
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (3)	33	33
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 1/23/29 (3)	310	293
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29 (3)	34	32
(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29 (3)	800	803
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29 (3)	59	57
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31 (3)	545	478
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33 (3)	500	507
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (3)	1,000	1,061
(Variable, U.S. SOFR + 1.49%), 5.77%, 4/22/35 (3)	1,000	1,026
(Variable, CME Term SOFR 3M + 1.62%), 3.88%, 7/24/38 (3)	359	308
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41 (3)	100	75
5.60%, 7/15/41	405	412
(Variable, CME Term SOFR 3M + 1.51%), 2.53%, 11/19/41 (3)	785	535
5.63%, 8/16/43	150	152
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48 (3)	114	95
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48 (3)	85	68
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48 (3)	400	318
(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49 (3)	200	158
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (3)	1,500	1,021
KeyBank N.A.,
4.15%, 8/8/25	250	245
5.00%, 1/26/33	500	461
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	500	482
NORTHERN FUNDS QUARTERLY REPORT  14 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Banking – 2.5%continued
Morgan Stanley Bank N.A.,
4.75%, 4/21/26	$2,000	$1,982
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	432
2.55%, 1/22/30	545	478
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34 (3)	500	483
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (3)	400	436
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (3)	300	306
(Variable, U.S. SOFR + 2.50%), 6.17%, 1/9/30 (3)	500	504
Synchrony Bank,
5.40%, 8/22/25	293	291
Synovus Bank,
5.63%, 2/15/28	250	241
Truist Bank,
3.63%, 9/16/25	128	125
4.05%, 11/3/25	600	590
3.30%, 5/15/26	122	117
Truist Financial Corp.,
(Variable, U.S. SOFR + 0.61%), 1.27%, 3/2/27 (3)	85	79
1.13%, 8/3/27	221	195
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29 (3)	1,000	981
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (3)	57	50
(Variable, U.S. SOFR + 1.62%), 5.44%, 1/24/30 (3)	800	798
U.S. Bancorp,
2.38%, 7/22/26	133	125
(Variable, U.S. SOFR + 1.88%), 6.79%, 10/26/27 (3)	1,000	1,030
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (3)	322	298
3.90%, 4/26/28	402	385
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29 (3)	500	508
1.38%, 7/22/30	143	115
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34 (3)	500	474
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Banking – 2.5%continued
Wells Fargo & Co.,
(Variable, U.S. SOFR + 1.56%), 4.54%, 8/15/26 (3)	$1,000	$988
3.00%, 10/23/26	542	515
(Variable, CME Term SOFR 3M + 1.43%), 3.20%, 6/17/27 (3)	15	14
4.30%, 7/22/27	110	107
(Variable, U.S. SOFR + 1.51%), 3.53%, 3/24/28 (3)	275	262
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 5/22/28 (3)	585	557
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (3)	833	767
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (3)	1,000	996
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (3)	700	699
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34 (3)	300	320
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (3)	600	598
(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41 (3)	100	73
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51 (3)	1,300	1,184
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (3)	1,000	855
Wells Fargo Bank N.A.,
5.25%, 12/11/26	1,200	1,201
5.85%, 2/1/37	500	513
6.60%, 1/15/38	50	55
Zions Bancorp N.A.,
3.25%, 10/29/29	250	209
		57,975
Beverages – 0.3%
Brown-Forman Corp.,
4.50%, 7/15/45	200	176
Coca-Cola (The) Co.,
3.38%, 3/25/27	133	128
1.50%, 3/5/28	81	72
2.13%, 9/6/29	243	214
1.65%, 6/1/30	179	150
2.00%, 3/5/31	1,204	1,010
5.00%, 5/13/34	500	502
3.00%, 3/5/51	300	203
FIXED INCOME FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Beverages – 0.3%continued
Constellation Brands, Inc.,
4.65%, 11/15/28	$44	$43
3.15%, 8/1/29	334	303
2.25%, 8/1/31	284	233
5.25%, 11/15/48	167	155
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	174
5.05%, 3/15/29	500	499
4.42%, 12/15/46	450	379
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	163
4.20%, 7/15/46	300	240
PepsiCo, Inc.,
2.63%, 7/29/29	120	108
2.75%, 3/19/30	483	433
1.63%, 5/1/30	77	64
1.95%, 10/21/31	500	411
3.88%, 3/19/60	700	548
		6,208
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
3.20%, 5/14/26	56	54
2.95%, 11/21/26	663	632
4.80%, 3/15/29	500	498
5.05%, 3/15/34	500	499
4.05%, 11/21/39	500	434
4.85%, 6/15/44	950	878
4.25%, 11/21/49	500	417
5.40%, 3/15/54	800	791
Amgen, Inc.,
5.15%, 3/2/28	500	500
2.00%, 1/15/32	1,000	805
5.15%, 11/15/41	126	118
5.65%, 3/2/53	1,200	1,182
2.77%, 9/1/53	1,176	704
5.75%, 3/2/63	200	196
Biogen, Inc.,
4.05%, 9/15/25	55	54
2.25%, 5/1/30	40	34
3.15%, 5/1/50	25	16
3.25%, 2/15/51	387	257
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	132	127
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Biotechnology & Pharmaceuticals – 1.1%continued
3.90%, 2/20/28	$726	$701
3.40%, 7/26/29	286	266
4.35%, 11/15/47	1,083	902
5.55%, 2/22/54	800	789
6.40%, 11/15/63	300	326
Eli Lilly & Co.,
5.00%, 2/9/54	500	477
4.95%, 2/27/63	400	372
Gilead Sciences, Inc.,
3.65%, 3/1/26	2,000	1,944
1.20%, 10/1/27	1,050	931
5.25%, 10/15/33	500	504
2.60%, 10/1/40	100	69
4.80%, 4/1/44	185	167
4.50%, 2/1/45	150	130
4.75%, 3/1/46	168	150
4.15%, 3/1/47	60	49
Johnson & Johnson,
4.90%, 6/1/31	500	505
4.38%, 12/5/33	332	326
3.55%, 3/1/36	100	88
5.95%, 8/15/37	32	35
3.70%, 3/1/46	770	619
2.45%, 9/1/60	220	124
Merck & Co., Inc.,
1.70%, 6/10/27	263	241
1.90%, 12/10/28	279	248
3.40%, 3/7/29	389	367
2.15%, 12/10/31	688	572
3.60%, 9/15/42	25	20
3.70%, 2/10/45	60	47
2.45%, 6/24/50	800	475
5.15%, 5/17/63	200	190
Mylan, Inc.,
4.55%, 4/15/28	171	165
5.40%, 11/29/43	585	505
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	1,000	974
5.30%, 5/19/53	800	772
Pfizer, Inc.,
3.45%, 3/15/29	24	23
2.63%, 4/1/30	500	444
7.20%, 3/15/39	311	367
NORTHERN FUNDS QUARTERLY REPORT  16 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Biotechnology & Pharmaceuticals – 1.1%continued
5.60%, 9/15/40	$194	$196
4.30%, 6/15/43	100	86
4.13%, 12/15/46	262	217
Pharmacia LLC,
6.60%, 12/1/28	125	132
Regeneron Pharmaceuticals, Inc.,
1.75%, 9/15/30	300	247
Royalty Pharma PLC,
3.55%, 9/2/50	300	201
5.90%, 9/2/54	100	96
Sanofi S.A.,
3.63%, 6/19/28	250	239
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	225	216
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	114	110
Wyeth LLC,
5.95%, 4/1/37	725	764
Zoetis, Inc.,
3.95%, 9/12/47	250	195
4.45%, 8/20/48	40	34
		25,813
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.15%, 11/10/26	1,000	1,010
3.75%, 2/15/28	1,451	1,349
2.25%, 1/15/29	484	414
2.80%, 4/1/31	1,100	899
6.55%, 6/1/34	500	500
5.75%, 4/1/48	520	435
3.90%, 6/1/52	800	502
Comcast Corp.,
4.55%, 1/15/29	3,700	3,642
3.40%, 4/1/30	1,370	1,259
4.25%, 1/15/33	400	374
7.05%, 3/15/33	140	157
3.75%, 4/1/40	1,000	813
2.89%, 11/1/51	100	62
5.35%, 5/15/53	700	671
2.99%, 11/1/63	500	293
5.50%, 5/15/64	450	433
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Cable & Satellite – 0.6%continued
TCI Communications, Inc.,
7.88%, 2/15/26	$755	$786
Time Warner Cable LLC,
6.55%, 5/1/37	68	64
7.30%, 7/1/38	705	713
6.75%, 6/15/39	130	126
		14,502
Chemicals – 0.3%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	300	193
Albemarle Corp.,
4.65%, 6/1/27	300	295
Avery Dennison Corp.,
2.65%, 4/30/30	200	174
Cabot Corp.,
5.00%, 6/30/32	70	68
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	700	710
Dow Chemical (The) Co.,
4.25%, 10/1/34	470	429
9.40%, 5/15/39	174	230
5.25%, 11/15/41	400	372
DuPont de Nemours, Inc.,
5.42%, 11/15/48	300	311
Eastman Chemical Co.,
4.80%, 9/1/42	200	174
4.65%, 10/15/44	100	84
Ecolab, Inc.,
2.75%, 8/18/55	300	180
FMC Corp.,
6.38%, 5/18/53	200	198
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	57
Linde, Inc.,
2.00%, 8/10/50	200	109
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	56
LYB International Finance B.V.,
5.25%, 7/15/43	565	513
LYB International Finance III LLC,
4.20%, 5/1/50	35	27
3.80%, 10/1/60	100	68
FIXED INCOME FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Chemicals – 0.3%continued
Mosaic (The) Co.,
5.45%, 11/15/33	$250	$248
NewMarket Corp.,
2.70%, 3/18/31	100	83
RPM International, Inc.,
3.75%, 3/15/27	100	96
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	195
2.95%, 8/15/29	167	150
2.30%, 5/15/30	153	131
2.20%, 3/15/32	475	386
4.55%, 8/1/45	30	25
Westlake Corp.,
3.60%, 8/15/26	701	674
3.38%, 6/15/30	249	225
		6,461
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.,
1.70%, 5/15/28	300	268
Block Financial LLC,
3.88%, 8/15/30	200	183
Republic Services, Inc.,
3.38%, 11/15/27	296	281
3.95%, 5/15/28	432	415
2.30%, 3/1/30	118	102
5.00%, 12/15/33	300	294
Waste Connections, Inc.,
2.95%, 1/15/52	300	192
Waste Management, Inc.,
2.50%, 11/15/50	500	299
		2,034
Construction Materials – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	300	264
CRH SMW Finance DAC,
5.20%, 5/21/29	200	200
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	478
Owens Corning,
3.40%, 8/15/26	400	384
3.88%, 6/1/30	500	466
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Construction Materials – 0.1%continued
Vulcan Materials Co.,
3.50%, 6/1/30	$200	$182
		1,974
Consumer Services – 0.1%
California Institute of Technology,
4.70%, 11/1/11 (4)	110	94
Duke University,
2.68%, 10/1/44	200	145
Emory University,
2.97%, 9/1/50	500	339
Johns Hopkins University,
4.08%, 7/1/53	100	84
Massachusetts Institute of Technology,
5.60%, 7/1/11 (4)	190	200
4.68%, 7/1/14 (5)	15	13
3.89%, 7/1/16 (6)	300	221
Northwestern University,
4.64%, 12/1/44	50	47
President and Fellows of Harvard College,
2.52%, 10/15/50	300	189
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (7)	100	88
University of Southern California,
2.81%, 10/1/50	500	330
		1,750
Containers & Packaging – 0.1%
Amcor Finance U.S.A., Inc.,
3.63%, 4/28/26	300	290
AptarGroup, Inc.,
3.60%, 3/15/32	150	131
Berry Global, Inc.,
5.80%, 6/15/31 (2)	500	499
International Paper Co.,
6.00%, 11/15/41	480	482
Packaging Corp. of America,
3.05%, 10/1/51	200	131
Sonoco Products Co.,
2.85%, 2/1/32	300	249
WestRock MWV LLC,
7.95%, 2/15/31	100	113
NORTHERN FUNDS QUARTERLY REPORT  18 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Containers & Packaging – 0.1%continued
WRKCo, Inc.,
4.90%, 3/15/29	$350	$348
		2,243
Diversified Industrials – 0.1%
3M Co.,
2.25%, 9/19/26	165	155
3.05%, 4/15/30	1,000	896
Dover Corp.,
2.95%, 11/4/29	10	9
Emerson Electric Co.,
2.80%, 12/21/51	300	188
Honeywell International, Inc.,
2.50%, 11/1/26	461	436
1.10%, 3/1/27	182	165
2.70%, 8/15/29	137	124
3.81%, 11/21/47	425	333
5.25%, 3/1/54	200	194
Illinois Tool Works, Inc.,
3.90%, 9/1/42	300	250
Parker-Hannifin Corp.,
4.20%, 11/21/34	200	183
4.45%, 11/21/44	300	255
		3,188
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
4.60%, 12/1/25	1,500	1,491
5.20%, 12/3/25	103	103
1.20%, 6/3/27	544	491
1.65%, 5/12/28	533	475
4.65%, 12/1/29	1,000	996
3.88%, 8/22/37	150	133
2.88%, 5/12/41	600	441
4.95%, 12/5/44	156	151
3.10%, 5/12/51	1,000	687
4.25%, 8/22/57	500	418
eBay, Inc.,
1.40%, 5/10/26	24	22
2.60%, 5/10/31	167	142
4.00%, 7/15/42	235	188
		5,738
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Electric & Gas Marketing & Trading – 0.0%
Evergy Metro, Inc.,
5.30%, 10/1/41	$50	$47
4.20%, 3/15/48	300	238
Southern Power Co.,
5.25%, 7/15/43	60	56
		341
Electric Utilities – 1.9%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	159
3.65%, 4/1/50	300	216
AES (The) Corp.,
5.45%, 6/1/28	350	349
Alabama Power Co.,
3.85%, 12/1/42	60	48
4.30%, 7/15/48	300	246
Ameren Illinois Co.,
3.85%, 9/1/32	700	635
Appalachian Power Co.,
7.00%, 4/1/38	75	82
Arizona Public Service Co.,
4.50%, 4/1/42	230	195
4.20%, 8/15/48	100	78
Avangrid, Inc.,
3.80%, 6/1/29	200	186
Avista Corp.,
4.00%, 4/1/52	100	75
Baltimore Gas and Electric Co.,
2.40%, 8/15/26	130	123
3.75%, 8/15/47	475	356
5.40%, 6/1/53	200	191
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	300	283
Black Hills Corp.,
2.50%, 6/15/30	500	421
CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	50	47
3.00%, 2/1/27	150	143
3.55%, 8/1/42	40	31
4.25%, 2/1/49	500	408
Cleco Corporate Holdings LLC,
4.97%, 5/1/46	200	164
FIXED INCOME FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Electric Utilities – 1.9%continued
CMS Energy Corp.,
3.00%, 5/15/26	$40	$38
3.45%, 8/15/27	500	476
4.88%, 3/1/44	500	452
Commonwealth Edison Co.,
5.30%, 6/1/34	300	300
6.45%, 1/15/38	200	216
3.80%, 10/1/42	90	71
4.60%, 8/15/43	100	88
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	199
5.25%, 1/15/53	500	478
Consolidated Edison Co. of New York, Inc.,
5.38%, 5/15/34	300	301
5.30%, 3/1/35	150	149
5.85%, 3/15/36	100	103
6.75%, 4/1/38	100	111
5.50%, 12/1/39	85	84
3.95%, 3/1/43	120	96
4.45%, 3/15/44	100	85
3.85%, 6/15/46	100	77
4.65%, 12/1/48	100	85
6.15%, 11/15/52	500	530
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	421
Consumers 2023 Securitization Funding LLC,
5.21%, 9/1/30	100	101
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	277
5.10%, 6/1/65	50	44
Dominion Energy, Inc.,
4.25%, 6/1/28	500	483
5.25%, 8/1/33	250	244
5.95%, 6/15/35	750	761
7.00%, 6/15/38	20	22
4.90%, 8/1/41	35	31
4.05%, 9/15/42	100	78
DTE Electric Co.,
4.05%, 5/15/48	700	559
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	113
6.10%, 6/1/37	150	155
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Electric Utilities – 1.9%continued
3.75%, 6/1/45	$350	$263
Duke Energy Corp.,
2.65%, 9/1/26	449	424
4.50%, 8/15/32	551	515
3.75%, 9/1/46	120	87
Duke Energy Florida LLC,
6.35%, 9/15/37	340	362
3.40%, 10/1/46	290	204
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	529
6.35%, 8/15/38	25	27
4.90%, 7/15/43	1,000	900
Duke Energy Ohio, Inc.,
5.55%, 3/15/54	600	578
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	100	80
Entergy Arkansas LLC,
5.75%, 6/1/54	300	298
Entergy Louisiana LLC,
3.05%, 6/1/31	950	828
4.75%, 9/15/52	300	258
Entergy Texas, Inc.,
4.50%, 3/30/39	250	221
Evergy Kansas Central, Inc.,
4.13%, 3/1/42	275	227
Eversource Energy,
1.65%, 8/15/30	165	133
Exelon Corp.,
5.63%, 6/15/35	75	75
4.70%, 4/15/50	100	84
4.10%, 3/15/52	950	730
FirstEnergy Corp.,
3.40%, 3/1/50	300	201
Florida Power & Light Co.,
5.65%, 2/1/37	335	343
5.95%, 2/1/38	150	158
5.96%, 4/1/39	250	263
5.69%, 3/1/40	30	31
4.13%, 2/1/42	250	210
4.05%, 6/1/42	100	84
5.60%, 6/15/54	300	303
Idaho Power Co.,
5.50%, 3/15/53	100	95
NORTHERN FUNDS QUARTERLY REPORT  20 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Electric Utilities – 1.9%continued
Indiana Michigan Power Co.,
6.05%, 3/15/37	$200	$207
5.63%, 4/1/53	500	486
Interstate Power and Light Co.,
3.10%, 11/30/51	500	316
ITC Holdings Corp.,
3.35%, 11/15/27	200	189
MidAmerican Energy Co.,
4.80%, 9/15/43	100	90
4.40%, 10/15/44	150	127
3.65%, 8/1/48	300	225
5.85%, 9/15/54	200	205
National Grid U.S.A.,
5.80%, 4/1/35	425	424
National Rural Utilities Cooperative Finance Corp.,
5.10%, 5/6/27	700	700
8.00%, 3/1/32	50	58
4.30%, 3/15/49	125	102
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53 (3)	400	411
Nevada Power Co.,
6.65%, 4/1/36	100	108
5.90%, 5/1/53	600	600
6.00%, 3/15/54	200	203
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	1,561	1,331
2.44%, 1/15/32	439	360
Northern States Power Co.,
4.13%, 5/15/44	200	163
5.65%, 6/15/54	400	399
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	141
4.50%, 4/1/47	300	244
Ohio Power Co.,
5.65%, 6/1/34	300	301
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	160
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	174
4.10%, 11/15/48	300	240
4.60%, 6/1/52	300	255
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Electric Utilities – 1.9%continued
Pacific Gas and Electric Co.,
5.55%, 5/15/29	$500	$501
4.55%, 7/1/30	1,909	1,809
5.90%, 6/15/32	1,091	1,092
4.50%, 7/1/40	500	412
PacifiCorp,
6.10%, 8/1/36	200	207
6.25%, 10/15/37	275	285
4.13%, 1/15/49	50	38
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	35
PG&E Recovery Funding LLC,
5.05%, 7/15/32	23	23
5.26%, 1/15/38	25	25
5.54%, 7/15/47	50	51
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	34	33
4.02%, 6/1/31	67	64
4.72%, 6/1/37	100	96
4.45%, 12/1/47	135	119
5.21%, 12/1/47	100	97
4.67%, 12/1/51	100	90
5.10%, 6/1/52	100	96
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	295
4.13%, 6/15/44	100	83
4.15%, 6/15/48	300	243
Public Service Co. of Colorado,
4.10%, 6/15/48	300	229
Public Service Electric and Gas Co.,
3.95%, 5/1/42	50	41
3.65%, 9/1/42	30	24
4.05%, 5/1/48	300	241
3.00%, 3/1/51	500	328
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	80
5.64%, 4/15/41	340	334
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	134
5.35%, 4/1/53	300	284
SCE Recovery Funding LLC,
5.11%, 12/15/47	100	95
FIXED INCOME FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Electric Utilities – 1.9%continued
Sempra,
3.25%, 6/15/27	$150	$142
6.00%, 10/15/39	250	253
Southern (The) Co.,
3.70%, 4/30/30	900	830
4.40%, 7/1/46	1,000	835
Southern California Edison Co.,
6.00%, 1/15/34	100	103
5.35%, 7/15/35	586	579
5.55%, 1/15/37	275	276
5.95%, 2/1/38	710	718
6.05%, 3/15/39	50	51
5.50%, 3/15/40	150	145
3.90%, 3/15/43	150	117
4.13%, 3/1/48	90	70
Southwestern Electric Power Co.,
4.10%, 9/15/28	250	238
3.90%, 4/1/45	170	127
Tampa Electric Co.,
4.10%, 6/15/42	50	41
4.30%, 6/15/48	100	81
Tucson Electric Power Co.,
5.50%, 4/15/53	300	289
Union Electric Co.,
3.90%, 9/15/42	50	40
4.00%, 4/1/48	250	194
5.25%, 1/15/54	250	233
Virginia Electric and Power Co.,
6.00%, 5/15/37	15	15
6.35%, 11/30/37	40	42
8.88%, 11/15/38	100	129
4.65%, 8/15/43	150	130
4.45%, 2/15/44	75	63
3.80%, 9/15/47	125	93
5.35%, 1/15/54	300	283
Virginia Power Fuel Securitization LLC,
4.88%, 5/1/31	100	100
Wisconsin Electric Power Co.,
4.30%, 10/15/48	100	83
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	90
3.30%, 9/1/49	150	104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Electric Utilities – 1.9%continued
Xcel Energy, Inc.,
4.60%, 6/1/32	$1,000	$935
6.50%, 7/1/36	100	105
		43,412
Electrical Equipment – 0.2%
Amphenol Corp.,
4.75%, 3/30/26	500	496
Carrier Global Corp.,
2.72%, 2/15/30	1,000	883
Fortive Corp.,
4.30%, 6/15/46	105	87
Hubbell, Inc.,
2.30%, 3/15/31	150	125
Johnson Controls International PLC,
5.13%, 9/14/45	6	6
4.95%, 7/2/64	110	94
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.,
4.90%, 12/1/32	500	488
Keysight Technologies, Inc.,
3.00%, 10/30/29	200	178
Lennox International, Inc.,
5.50%, 9/15/28	200	202
Otis Worldwide Corp.,
3.36%, 2/15/50	300	211
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	84
2.80%, 8/15/61	100	57
Trane Technologies Financing Ltd.,
3.50%, 3/21/26	250	242
4.65%, 11/1/44	35	31
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	153
Trimble, Inc.,
6.10%, 3/15/33	200	207
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	58
Vontier Corp.,
2.95%, 4/1/31	200	166
		3,768
NORTHERN FUNDS QUARTERLY REPORT  22 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Entertainment Content – 0.3%
Discovery Communications LLC,
4.90%, 3/11/26	$45	$44
4.13%, 5/15/29	467	431
Electronic Arts, Inc.,
1.85%, 2/15/31	300	245
Fox Corp.,
5.58%, 1/25/49	300	276
Netflix, Inc.,
6.38%, 5/15/29	600	632
Paramount Global,
4.20%, 5/19/32	600	490
5.85%, 9/1/43	197	155
5.25%, 4/1/44	30	22
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	396
Walt Disney (The) Co.,
3.70%, 3/23/27	297	288
6.40%, 12/15/35	31	34
3.50%, 5/13/40	300	239
4.13%, 12/1/41	105	89
4.95%, 10/15/45	1,200	1,115
3.60%, 1/13/51	400	298
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	400	349
5.14%, 3/15/52	800	623
5.39%, 3/15/62	700	546
		6,272
Food – 0.3%
Campbell Soup Co.,
3.13%, 4/24/50	350	227
Conagra Brands, Inc.,
1.38%, 11/1/27	85	75
7.00%, 10/1/28	200	213
4.85%, 11/1/28	100	98
5.30%, 11/1/38	500	471
General Mills, Inc.,
2.88%, 4/15/30	218	193
2.25%, 10/14/31	432	355
Hershey (The) Co.,
2.30%, 8/15/26	365	345
4.25%, 5/4/28	200	197
Hormel Foods Corp.,
1.70%, 6/3/28	500	444
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Food – 0.3%continued
3.05%, 6/3/51	$100	$66
Ingredion, Inc.,
3.20%, 10/1/26	250	239
J.M. Smucker (The) Co.,
4.38%, 3/15/45	250	209
6.50%, 11/15/53	200	215
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
3.63%, 1/15/32	1,000	863
7.25%, 11/15/53 (2)	400	436
Kellanova,
5.25%, 3/1/33	300	298
5.75%, 5/16/54	200	200
Kraft Heinz Foods Co.,
3.88%, 5/15/27	400	387
4.88%, 10/1/49	800	697
McCormick & Co., Inc.,
4.95%, 4/15/33	200	195
Mondelez International, Inc.,
3.00%, 3/17/32	500	431
Pilgrim's Pride Corp.,
6.88%, 5/15/34	350	373
Tyson Foods, Inc.,
5.10%, 9/28/48	500	436
		7,663
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	563
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
2.95%, 9/1/27	1,000	936
6.59%, 10/15/37	105	117
4.30%, 12/1/42	75	64
3.45%, 5/1/50	12	8
3.25%, 6/1/51	58	39
Atmos Energy Corp.,
4.15%, 1/15/43	250	210
4.13%, 10/15/44	75	62
CenterPoint Energy Resources Corp.,
5.85%, 1/15/41	50	51
National Fuel Gas Co.,
5.50%, 10/1/26	300	300
FIXED INCOME FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Gas & Water Utilities – 0.2%continued
NiSource, Inc.,
4.80%, 2/15/44	$580	$504
ONE Gas, Inc.,
4.25%, 9/1/32	150	144
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	175
Southern California Gas Co.,
3.75%, 9/15/42	250	194
4.30%, 1/15/49	125	100
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	300
Southwest Gas Corp.,
3.80%, 9/29/46	250	184
Washington Gas Light Co.,
3.65%, 9/15/49	100	73
		3,461
Health Care Facilities & Services – 0.9%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	180
Aetna, Inc.,
6.63%, 6/15/36	40	42
6.75%, 12/15/37	150	160
3.88%, 8/15/47	143	104
AHS Hospital Corp.,
5.02%, 7/1/45	100	95
Ascension Health,
2.53%, 11/15/29	750	667
Cardinal Health, Inc.,
3.75%, 9/15/25	250	245
4.50%, 11/15/44	200	167
Cencora, Inc.,
4.25%, 3/1/45	60	50
4.30%, 12/15/47	100	83
Centene Corp.,
2.63%, 8/1/31	1,000	821
Cigna Group (The),
2.38%, 3/15/31	845	709
4.80%, 7/15/46	880	774
3.40%, 3/15/50	300	205
CommonSpirit Health,
3.82%, 10/1/49	200	152
CVS Health Corp.,
1.30%, 8/21/27	39	34
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Health Care Facilities & Services – 0.9%continued
4.30%, 3/25/28	$234	$226
3.25%, 8/15/29	191	173
3.75%, 4/1/30	386	355
4.78%, 3/25/38	130	116
4.13%, 4/1/40	40	32
5.30%, 12/5/43	350	319
5.13%, 7/20/45	686	604
5.05%, 3/25/48	319	275
6.05%, 6/1/54	500	490
6.00%, 6/1/63	700	670
Dignity Health,
5.27%, 11/1/64	200	182
Elevance Health, Inc.,
3.65%, 12/1/27	563	538
4.10%, 3/1/28	245	237
6.38%, 6/15/37	500	534
4.63%, 5/15/42	325	286
3.60%, 3/15/51	300	216
5.65%, 6/15/54	300	297
HCA, Inc.,
4.50%, 2/15/27	1,426	1,393
5.63%, 9/1/28	236	238
5.50%, 6/1/33	500	496
5.50%, 6/15/47	330	305
5.25%, 6/15/49	50	45
4.63%, 3/15/52	250	202
6.00%, 4/1/54	300	296
Humana, Inc.,
5.75%, 12/1/28	500	510
3.13%, 8/15/29	85	77
5.50%, 3/15/53	300	279
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	355
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	263
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	82
Novant Health, Inc.,
3.32%, 11/1/61	120	79
NYU Langone Hospitals,
4.37%, 7/1/47	200	175
Quest Diagnostics, Inc.,
3.45%, 6/1/26	56	54
NORTHERN FUNDS QUARTERLY REPORT  24 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Health Care Facilities & Services – 0.9%continued
4.20%, 6/30/29	$59	$57
6.40%, 11/30/33	400	428
Sutter Health,
4.09%, 8/15/48	500	411
UnitedHealth Group, Inc.,
3.75%, 7/15/25	188	185
3.45%, 1/15/27	300	289
3.70%, 5/15/27	55	53
3.88%, 12/15/28	218	209
4.25%, 1/15/29	500	487
4.00%, 5/15/29	600	577
2.00%, 5/15/30	216	184
2.30%, 5/15/31	200	168
5.80%, 3/15/36	250	261
6.63%, 11/15/37	640	708
6.88%, 2/15/38	170	195
4.38%, 3/15/42	219	192
4.75%, 7/15/45	281	255
5.05%, 4/15/53	750	695
3.13%, 5/15/60	1,000	630
5.50%, 4/15/64	100	97
		20,968
Home & Office Products – 0.1%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	750
Whirlpool Corp.,
5.75%, 3/1/34	500	499
4.50%, 6/1/46	60	48
		1,297
Home Construction – 0.1%
D.R. Horton, Inc.,
2.60%, 10/15/25	510	491
Fortune Brands Innovations, Inc.,
4.50%, 3/25/52	250	196
Masco Corp.,
1.50%, 2/15/28	500	439
MDC Holdings, Inc.,
2.50%, 1/15/31	200	177
NVR, Inc.,
3.00%, 5/15/30	100	89
Toll Brothers Finance Corp.,
3.80%, 11/1/29	150	139
		1,531
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Household Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	$100	$78
Colgate-Palmolive Co.,
4.60%, 3/1/33	200	196
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	106
4.38%, 6/15/45	150	127
4.15%, 3/15/47	70	57
5.15%, 5/15/53	100	94
Haleon U.S. Capital LLC,
3.63%, 3/24/32	1,000	896
Kenvue, Inc.,
4.90%, 3/22/33	200	198
5.05%, 3/22/53	200	189
Kimberly-Clark Corp.,
6.63%, 8/1/37	350	398
3.20%, 7/30/46	25	18
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	730
1.20%, 10/29/30	706	575
		3,662
Industrial Intermediate Products – 0.0%
Timken (The) Co.,
4.13%, 4/1/32	100	91
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	300	269
Institutional Financial Services – 1.0%
Bank of New York Mellon (The) Corp.,
3.25%, 5/16/27	500	477
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 2/7/28 (3)	1,000	957
(Variable, U.S. SOFR + 1.09%), 4.98%, 3/14/30 (3)	500	497
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34 (3)	500	478
CME Group, Inc.,
3.75%, 6/15/28	300	289
5.30%, 9/15/43	45	45
Goldman Sachs Group (The), Inc.,
3.75%, 2/25/26	962	937
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (3)	46	43
FIXED INCOME FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Institutional Financial Services – 1.0%continued
5.95%, 1/15/27	$613	$623
3.85%, 1/26/27	623	602
(Variable, U.S. SOFR + 1.51%), 4.39%, 6/15/27 (3)	299	293
(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (3)	108	99
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (3)	445	411
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28 (3)	579	554
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29 (3)	70	66
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (3)	2,000	1,623
(Variable, U.S. SOFR + 1.95%), 6.56%, 10/24/34 (3)	400	430
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (3)	800	820
6.25%, 2/1/41	192	204
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (3)	1,108	819
(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43 (3)	400	302
4.80%, 7/8/44	350	316
Intercontinental Exchange, Inc.,
5.20%, 6/15/62	750	698
Invesco Finance PLC,
3.75%, 1/15/26	200	195
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	400	323
Morgan Stanley,
4.00%, 7/23/25	1,925	1,896
3.88%, 1/27/26	164	160
6.25%, 8/9/26	100	102
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26 (3)	57	53
3.63%, 1/20/27	27	26
3.95%, 4/23/27	1,190	1,149
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (3)	980	914
(Variable, U.S. SOFR + 0.86%), 1.51%, 7/20/27 (3)	164	152
(Variable, U.S. SOFR + 1.00%), 2.48%, 1/21/28 (3)	590	550
3.59%, 7/22/28 (3)	760	723
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Institutional Financial Services – 1.0%continued
(Variable, U.S. SOFR + 1.26%), 5.66%, 4/18/30 (3)	$1,000	$1,017
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (3)	36	29
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (3)	66	53
(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34 (3)	500	498
(Variable, U.S. SOFR + 1.73%), 5.47%, 1/18/35 (3)	700	698
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38 (3)	800	795
(Variable, U.S. SOFR + 1.49%), 3.22%, 4/22/42 (3)	1,031	772
6.38%, 7/24/42	300	330
4.30%, 1/27/45	784	664
Nasdaq, Inc.,
5.95%, 8/15/53 (8)	500	505
State Street Corp.,
3.55%, 8/18/25	103	101
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34 (3)	300	290
(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34 (3)	400	395
		23,973
Insurance – 0.6%
Aflac, Inc.,
3.60%, 4/1/30	500	465
Allstate (The) Corp.,
4.50%, 6/15/43	45	38
4.20%, 12/15/46	100	81
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (3)	225	226
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.80%, 7/10/45	6	5
4.38%, 6/30/50	400	331
Aon Corp./Aon Global Holdings PLC,
3.90%, 2/28/52	500	370
Aon North America, Inc.,
5.13%, 3/1/27	2,000	1,996
Arch Capital Group Ltd.,
3.64%, 6/30/50	200	144
NORTHERN FUNDS QUARTERLY REPORT  26 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Insurance – 0.6%continued
Arthur J Gallagher & Co.,
5.75%, 3/2/53	$250	$242
Assurant, Inc.,
4.90%, 3/27/28	215	212
Athene Holding Ltd.,
6.65%, 2/1/33	300	315
Berkshire Hathaway Finance Corp.,
2.88%, 3/15/32	178	156
4.40%, 5/15/42	100	91
4.30%, 5/15/43	440	385
4.25%, 1/15/49	300	256
Berkshire Hathaway, Inc.,
4.50%, 2/11/43	255	236
Brighthouse Financial, Inc.,
3.85%, 12/22/51	250	159
Brown & Brown, Inc.,
4.95%, 3/17/52	200	170
Chubb (The) Corp.,
6.00%, 5/11/37	50	53
6.50%, 5/15/38	85	95
Chubb INA Holdings LLC,
3.35%, 5/3/26	1,000	968
6.70%, 5/15/36	50	56
4.15%, 3/13/43	100	85
2.85%, 12/15/51	300	197
CNA Financial Corp.,
5.50%, 6/15/33	200	199
Corebridge Financial, Inc.,
4.40%, 4/5/52	300	236
Equitable Holdings, Inc.,
5.00%, 4/20/48	136	122
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/52	200	124
F&G Annuities & Life, Inc.,
7.40%, 1/13/28	100	103
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	196
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	296
Lincoln National Corp.,
3.63%, 12/12/26	148	142
3.80%, 3/1/28	117	112
6.30%, 10/9/37	100	103
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Insurance – 0.6%continued
Loews Corp.,
4.13%, 5/15/43	$75	$63
Markel Group, Inc.,
3.45%, 5/7/52	300	201
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	75	73
2.25%, 11/15/30	255	217
5.88%, 8/1/33	100	105
5.15%, 3/15/34	500	499
5.45%, 3/15/53	200	195
MetLife, Inc.,
6.38%, 6/15/34	485	522
4.13%, 8/13/42	260	216
4.72%, 12/15/44	370	326
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	35
5.50%, 3/15/53	200	191
Progressive (The) Corp.,
2.45%, 1/15/27	250	234
4.20%, 3/15/48	500	412
Prudential Financial, Inc.,
3.00%, 3/10/40	300	222
3.91%, 12/7/47	344	264
3.94%, 12/7/49	335	254
Reinsurance Group of America, Inc.,
6.00%, 9/15/33	200	204
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	88
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	405
4.00%, 5/30/47	315	253
Unum Group,
4.13%, 6/15/51	200	147
W R Berkley Corp.,
3.55%, 3/30/52	200	138
Willis North America, Inc.,
2.95%, 9/15/29	500	448
		14,685
Internet Media & Services – 0.1%
Alphabet, Inc.,
1.10%, 8/15/30	300	245
2.05%, 8/15/50	75	43
2.25%, 8/15/60	400	221
FIXED INCOME FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Internet Media & Services – 0.1%continued
Booking Holdings, Inc.,
4.63%, 4/13/30	$200	$197
Expedia Group, Inc.,
4.63%, 8/1/27	300	294
Meta Platforms, Inc.,
4.60%, 5/15/28	300	299
4.95%, 5/15/33	1,800	1,809
		3,108
IT Services – 0.1%
IBM International Capital Pte. Ltd.,
5.30%, 2/5/54	300	281
International Business Machines Corp.,
7.00%, 10/30/25	197	201
3.45%, 2/19/26	195	190
1.70%, 5/15/27	401	366
6.50%, 1/15/28	226	238
3.50%, 5/15/29 (9)	—	—
1.95%, 5/15/30	797	674
4.00%, 6/20/42	320	261
4.25%, 5/15/49	500	407
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	500	444
Leidos, Inc.,
5.75%, 3/15/33	300	303
		3,365
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.75%, 1/30/27	300	303
Las Vegas Sands Corp.,
6.20%, 8/15/34	500	501
Marriott International, Inc.,
3.13%, 6/15/26	130	125
2.85%, 4/15/31	500	428
McDonald's Corp.,
4.80%, 8/14/28	700	696
3.63%, 5/1/43	209	160
4.88%, 12/9/45	200	180
4.45%, 3/1/47	350	293
4.45%, 9/1/48	112	94
4.20%, 4/1/50	100	80
5.45%, 8/14/53	300	290
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Leisure Facilities & Services – 0.2%continued
Starbucks Corp.,
3.50%, 11/15/50	$800	$562
		3,712
Leisure Products – 0.0%
Brunswick Corp.,
5.10%, 4/1/52	200	156
Hasbro, Inc.,
6.35%, 3/15/40	50	51
		207
Machinery – 0.3%
Caterpillar Financial Services Corp.,
0.90%, 3/2/26	95	89
1.70%, 1/8/27	186	172
3.60%, 8/12/27	500	481
Caterpillar, Inc.,
3.80%, 8/15/42	185	150
4.30%, 5/15/44	235	203
3.25%, 9/19/49	220	157
Deere & Co.,
3.75%, 4/15/50	633	496
Eaton Corp.,
3.10%, 9/15/27	250	236
4.35%, 5/18/28	500	490
Flowserve Corp.,
2.80%, 1/15/32	100	82
IDEX Corp.,
2.63%, 6/15/31	100	84
Ingersoll Rand, Inc.,
5.31%, 6/15/31	500	503
John Deere Capital Corp.,
4.15%, 9/15/27	118	115
3.05%, 1/6/28	132	125
4.95%, 7/14/28	1,000	1,001
Oshkosh Corp.,
3.10%, 3/1/30	100	88
Regal Rexnord Corp.,
6.05%, 4/15/28	500	506
Snap-on, Inc.,
3.10%, 5/1/50	100	68
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	300	172
Veralto Corp.,
5.50%, 9/18/26 (2)	300	300
NORTHERN FUNDS QUARTERLY REPORT  28 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Machinery – 0.3%continued
Xylem, Inc.,
2.25%, 1/30/31	$200	$168
		5,686
Medical Equipment & Devices – 0.3%
Abbott Laboratories,
1.15%, 1/30/28	400	355
4.75%, 11/30/36	353	343
6.15%, 11/30/37	202	220
4.75%, 4/15/43	100	94
Agilent Technologies, Inc.,
2.30%, 3/12/31	300	250
Baxter International, Inc.,
3.50%, 8/15/46	350	245
Becton Dickinson & Co.,
4.69%, 2/13/28	800	789
4.69%, 12/15/44	210	185
Boston Scientific Corp.,
7.38%, 1/15/40	240	282
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	1,100	981
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	600	619
Medtronic, Inc.,
4.63%, 3/15/45	406	367
Revvity, Inc.,
2.25%, 9/15/31	300	245
Solventum Corp.,
5.90%, 4/30/54 (2)	300	287
Stryker Corp.,
3.50%, 3/15/26	400	388
3.65%, 3/7/28	152	145
4.10%, 4/1/43	50	41
4.38%, 5/15/44	200	172
Thermo Fisher Scientific, Inc.,
5.00%, 12/5/26	500	499
1.75%, 10/15/28	38	33
2.80%, 10/15/41	500	355
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/31	400	334
		7,229
Metals & Mining – 0.0%
Freeport-McMoRan, Inc.,
4.63%, 8/1/30	500	481
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Metals & Mining – 0.0%continued
Newmont Corp.,
5.88%, 4/1/35	$100	$104
4.88%, 3/15/42	150	138
Newmont Corp./Newcrest Finance Pty. Ltd.,
4.20%, 5/13/50 (2)	300	244
		967
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	95
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
2.06%, 12/15/26	500	464
4.08%, 12/15/47	110	88
Halliburton Co.,
3.80%, 11/15/25	49	48
2.92%, 3/1/30	500	447
4.85%, 11/15/35	275	262
7.45%, 9/15/39	160	189
4.75%, 8/1/43	15	13
NOV, Inc.,
3.60%, 12/1/29	150	138
Schlumberger Investment S.A.,
4.50%, 5/15/28	500	492
		2,236
Oil & Gas Supply Chain – 1.6%
Apache Corp.,
5.35%, 7/1/49	300	251
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	150	146
BP Capital Markets America, Inc.,
3.80%, 9/21/25	460	452
3.12%, 5/4/26	397	382
3.02%, 1/16/27	712	676
4.23%, 11/6/28	428	415
2.72%, 1/12/32	110	93
4.99%, 4/10/34	500	489
3.38%, 2/8/61	800	525
BP Capital Markets PLC,
3.28%, 9/19/27	138	131
Cheniere Corpus Christi Holdings LLC,
2.74%, 12/31/39	300	241
FIXED INCOME FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Oil & Gas Supply Chain – 1.6%continued
Cheniere Energy Partners L.P.,
5.95%, 6/30/33	$500	$507
Cheniere Energy, Inc.,
5.65%, 4/15/34 (2)	250	250
Chevron Corp.,
3.33%, 11/17/25	140	137
2.95%, 5/16/26	465	447
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	28
2.34%, 8/12/50	400	232
ConocoPhillips Co.,
5.05%, 9/15/33	200	198
3.76%, 3/15/42	100	79
5.30%, 5/15/53	300	285
4.03%, 3/15/62	405	304
Coterra Energy, Inc.,
4.38%, 3/15/29	200	191
DCP Midstream Operating L.P.,
5.63%, 7/15/27	300	303
Devon Energy Corp.,
5.85%, 12/15/25	660	662
5.25%, 10/15/27	1,000	997
Diamondback Energy, Inc.,
5.40%, 4/18/34	400	396
6.25%, 3/15/53	300	309
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	57
Energy Transfer L.P.,
5.95%, 12/1/25	175	176
3.90%, 7/15/26	98	95
4.40%, 3/15/27	90	88
4.20%, 4/15/27	560	543
5.50%, 6/1/27	266	267
4.95%, 6/15/28	27	27
5.25%, 4/15/29	212	211
4.15%, 9/15/29	183	173
7.50%, 7/1/38	310	352
4.95%, 1/15/43	691	592
5.15%, 2/1/43	309	270
5.30%, 4/1/44	15	13
5.35%, 5/15/45	80	71
6.25%, 4/15/49	400	398
6.05%, 9/1/54	200	197
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Oil & Gas Supply Chain – 1.6%continued
EnLink Midstream Partners L.P.,
5.45%, 6/1/47	$200	$174
Enterprise Products Operating LLC,
3.95%, 2/15/27	729	708
3.13%, 7/31/29	138	126
6.88%, 3/1/33	50	56
7.55%, 4/15/38	515	609
5.95%, 2/1/41	40	41
4.20%, 1/31/50	900	722
EOG Resources, Inc.,
4.95%, 4/15/50	100	92
EQT Corp.,
5.75%, 2/1/34	300	297
Exxon Mobil Corp.,
2.44%, 8/16/29	580	518
3.48%, 3/19/30	125	117
2.61%, 10/15/30	1,010	886
3.00%, 8/16/39	200	152
4.33%, 3/19/50	500	421
Hess Corp.,
7.13%, 3/15/33	690	774
HF Sinclair Corp.,
4.50%, 10/1/30	250	235
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	194
6.55%, 9/15/40	205	211
7.50%, 11/15/40	305	343
6.38%, 3/1/41	35	36
5.63%, 9/1/41	310	292
5.40%, 9/1/44	50	46
Kinder Morgan, Inc.,
5.45%, 8/1/52	300	276
Marathon Oil Corp.,
6.80%, 3/15/32	175	190
Marathon Petroleum Corp.,
3.80%, 4/1/28	38	36
6.50%, 3/1/41	300	312
MPLX L.P.,
5.20%, 12/1/47	407	360
4.70%, 4/15/48	593	488
Occidental Petroleum Corp.,
6.13%, 1/1/31	1,500	1,535
NORTHERN FUNDS QUARTERLY REPORT  30 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Oil & Gas Supply Chain – 1.6%continued
ONEOK Partners L.P.,
6.65%, 10/1/36	$80	$85
ONEOK, Inc.,
5.00%, 3/1/26	500	496
4.55%, 7/15/28	23	22
4.35%, 3/15/29	12	12
6.05%, 9/1/33	300	309
5.15%, 10/15/43	20	18
5.20%, 7/15/48	300	265
7.15%, 1/15/51	400	439
Ovintiv, Inc.,
7.10%, 7/15/53	50	55
Phillips 66,
4.65%, 11/15/34	300	279
5.88%, 5/1/42	140	141
Phillips 66 Co.,
3.55%, 10/1/26	470	454
4.90%, 10/1/46	200	176
5.65%, 6/15/54	150	144
Pioneer Natural Resources Co.,
5.10%, 3/29/26	1,000	998
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	139	136
3.55%, 12/15/29	554	506
3.80%, 9/15/30	137	125
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	268	266
4.50%, 5/15/30	487	467
Shell International Finance B.V.,
2.88%, 5/10/26	33	32
2.50%, 9/12/26	1,131	1,071
3.88%, 11/13/28	9	9
2.38%, 11/7/29	287	253
4.13%, 5/11/35	100	92
3.63%, 8/21/42	430	338
4.55%, 8/12/43	60	53
4.38%, 5/11/45	390	332
3.75%, 9/12/46	230	178
3.13%, 11/7/49	100	68
3.00%, 11/26/51	150	98
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	345
5.95%, 9/25/43	89	89
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Oil & Gas Supply Chain – 1.6%continued
4.50%, 3/15/45	$110	$90
Targa Resources Corp.,
6.13%, 3/15/33	500	513
6.50%, 2/15/53	200	210
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	408	425
7.00%, 10/15/28	545	577
7.63%, 4/1/37	5	6
Valero Energy Corp.,
7.50%, 4/15/32	765	863
Western Midstream Operating L.P.,
6.15%, 4/1/33	700	718
Williams (The) Cos., Inc.,
3.75%, 6/15/27	548	526
4.65%, 8/15/32	600	570
5.15%, 3/15/34	500	488
5.80%, 11/15/43	200	194
		36,434
Real Estate Investment Trusts – 0.8%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	1,700	1,494
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	155
American Tower Corp.,
3.38%, 10/15/26	26	25
3.13%, 1/15/27	128	121
3.60%, 1/15/28	79	75
1.50%, 1/31/28	39	34
3.95%, 3/15/29	134	127
3.80%, 8/15/29	1,019	947
5.90%, 11/15/33	300	307
5.45%, 2/15/34	300	297
AvalonBay Communities, Inc.,
3.90%, 10/15/46	300	234
Boston Properties L.P.,
2.75%, 10/1/26	30	28
4.50%, 12/1/28	100	94
6.50%, 1/15/34	500	509
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	247
Camden Property Trust,
5.85%, 11/3/26	500	507
FIXED INCOME FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Real Estate Investment Trusts – 0.8%continued
COPT Defense Properties L.P.,
2.90%, 12/1/33	$200	$158
Crown Castle, Inc.,
3.30%, 7/1/30	200	178
5.80%, 3/1/34	300	303
5.20%, 2/15/49	350	317
CubeSmart L.P.,
3.13%, 9/1/26	250	238
Digital Realty Trust L.P.,
3.60%, 7/1/29	300	278
EPR Properties,
3.60%, 11/15/31	250	208
Equinix, Inc.,
2.15%, 7/15/30	1,000	838
ERP Operating L.P.,
3.50%, 3/1/28	500	474
4.50%, 6/1/45	55	46
Essex Portfolio L.P.,
4.00%, 3/1/29	146	138
3.00%, 1/15/30	154	137
Extra Space Storage L.P.,
5.70%, 4/1/28	700	708
Federal Realty OP L.P.,
5.38%, 5/1/28	250	250
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	252
Healthpeak OP LLC,
3.25%, 7/15/26	353	338
3.50%, 7/15/29	277	256
Host Hotels & Resorts L.P.,
3.50%, 9/15/30	118	104
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	200	177
Kilroy Realty L.P.,
4.38%, 10/1/25	88	86
4.75%, 12/15/28	112	106
Kimco Realty OP LLC,
4.25%, 4/1/45	200	160
Mid-America Apartments L.P.,
2.88%, 9/15/51	200	124
NNN REIT, Inc.,
3.10%, 4/15/50	300	190
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Real Estate Investment Trusts – 0.8%continued
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33	$300	$243
Piedmont Operating Partnership L.P.,
9.25%, 7/20/28	100	107
Prologis L.P.,
1.75%, 7/1/30	200	165
4.75%, 6/15/33	300	289
5.25%, 6/15/53	300	283
Public Storage Operating Co.,
5.13%, 1/15/29	500	504
2.25%, 11/9/31	200	165
Realty Income Corp.,
3.00%, 1/15/27	56	53
3.40%, 1/15/28	61	58
2.10%, 3/15/28	800	717
3.10%, 12/15/29	123	111
4.90%, 7/15/33	300	287
Regency Centers L.P.,
3.70%, 6/15/30	400	368
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	200	198
Simon Property Group L.P.,
3.30%, 1/15/26	106	103
2.45%, 9/13/29	1,001	879
6.75%, 2/1/40	242	262
4.25%, 10/1/44	148	120
Store Capital LLC,
2.70%, 12/1/31	200	160
Sun Communities Operating L.P.,
2.30%, 11/1/28	300	264
UDR, Inc.,
2.10%, 6/15/33	300	228
Ventas Realty L.P.,
4.00%, 3/1/28	200	191
5.70%, 9/30/43	100	96
VICI Properties L.P.,
5.63%, 5/15/52	200	180
Welltower OP LLC,
2.05%, 1/15/29	442	386
4.13%, 3/15/29	260	249
3.10%, 1/15/30	218	195
NORTHERN FUNDS QUARTERLY REPORT  32 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Real Estate Investment Trusts – 0.8%continued
Weyerhaeuser Co.,
4.00%, 3/9/52	$200	$151
		18,277
Real Estate Services – 0.0%
CBRE Services, Inc.,
5.95%, 8/15/34	300	304
Retail - Consumer Staples – 0.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	500	402
Dollar General Corp.,
5.50%, 11/1/52	200	188
Dollar Tree, Inc.,
2.65%, 12/1/31	200	166
Kroger (The) Co.,
2.65%, 10/15/26	135	128
6.90%, 4/15/38	100	111
5.40%, 7/15/40	100	97
4.65%, 1/15/48	300	254
Target Corp.,
4.80%, 1/15/53	700	634
Walmart, Inc.,
3.70%, 6/26/28	251	243
1.80%, 9/22/31	2,000	1,648
4.50%, 9/9/52	200	178
4.50%, 4/15/53	300	265
		4,314
Retail - Discretionary – 0.3%
AutoNation, Inc.,
3.85%, 3/1/32	300	266
AutoZone, Inc.,
5.05%, 7/15/26	500	498
3.75%, 4/18/29	121	114
4.00%, 4/15/30	129	121
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	200	141
Home Depot (The), Inc.,
2.70%, 4/15/30	66	59
1.88%, 9/15/31	71	58
3.30%, 4/15/40	400	312
5.40%, 9/15/40	680	679
5.95%, 4/1/41	405	428
4.50%, 12/6/48	400	346
3.63%, 4/15/52	643	476
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Retail - Discretionary – 0.3%continued
Lowe's Cos., Inc.,
4.80%, 4/1/26	$1,000	$992
3.35%, 4/1/27	115	110
3.65%, 4/5/29	76	71
3.75%, 4/1/32	500	454
2.80%, 9/15/41	200	137
4.05%, 5/3/47	94	73
3.00%, 10/15/50	906	567
5.85%, 4/1/63	200	195
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	500	473
Ross Stores, Inc.,
1.88%, 4/15/31	200	164
TJX (The) Cos., Inc.,
2.25%, 9/15/26	31	29
1.15%, 5/15/28	74	64
		6,827
Semiconductors – 0.6%
Advanced Micro Devices, Inc.,
4.39%, 6/1/52	150	127
Analog Devices, Inc.,
3.45%, 6/15/27	500	480
2.80%, 10/1/41	300	211
Applied Materials, Inc.,
3.90%, 10/1/25	500	493
1.75%, 6/1/30	500	421
5.85%, 6/15/41	100	106
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,203	1,164
Broadcom, Inc.,
4.00%, 4/15/29 (2)	500	476
2.45%, 2/15/31 (2)	1,024	862
4.15%, 4/15/32 (2)	1,500	1,384
4.93%, 5/15/37	200	188
Intel Corp.,
3.70%, 7/29/25	98	96
1.60%, 8/12/28	200	175
2.00%, 8/12/31	50	41
5.20%, 2/10/33	300	300
4.80%, 10/1/41	80	73
3.73%, 12/8/47	741	545
3.25%, 11/15/49	200	134
FIXED INCOME FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Semiconductors – 0.6%continued
4.75%, 3/25/50	$399	$344
5.70%, 2/10/53	700	688
3.10%, 2/15/60	356	215
KLA Corp.,
5.25%, 7/15/62	350	334
Lam Research Corp.,
1.90%, 6/15/30	700	591
Marvell Technology, Inc.,
5.75%, 2/15/29	300	306
Micron Technology, Inc.,
5.38%, 4/15/28	1,000	1,004
NVIDIA Corp.,
3.50%, 4/1/50	400	307
QUALCOMM, Inc.,
4.80%, 5/20/45	795	736
Texas Instruments, Inc.,
2.25%, 9/4/29	500	442
4.90%, 3/14/33	1,000	998
		13,241
Software – 0.6%
Adobe, Inc.,
2.15%, 2/1/27	419	391
Autodesk, Inc.,
3.50%, 6/15/27	135	129
Concentrix Corp.,
6.85%, 8/2/33	200	198
Fortinet, Inc.,
2.20%, 3/15/31	100	82
Intuit, Inc.,
5.25%, 9/15/26	1,500	1,506
Microsoft Corp.,
1.35%, 9/15/30	300	248
2.53%, 6/1/50	150	95
2.50%, 9/15/50	400	252
2.92%, 3/17/52	674	458
2.68%, 6/1/60	300	183
3.04%, 3/17/62	1,178	779
Oracle Corp.,
2.65%, 7/15/26	1,441	1,366
2.80%, 4/1/27	7	7
2.30%, 3/25/28	1,124	1,016
4.50%, 5/6/28	600	589
2.88%, 3/25/31	509	439
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Software – 0.6%continued
4.90%, 2/6/33	$300	$291
3.90%, 5/15/35	336	291
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	561
3.60%, 4/1/50	1,000	700
5.55%, 2/6/53	500	473
4.38%, 5/15/55	25	20
3.85%, 4/1/60	700	481
Roper Technologies, Inc.,
1.00%, 9/15/25	1,400	1,326
Salesforce, Inc.,
1.50%, 7/15/28	1,300	1,143
1.95%, 7/15/31	300	246
VMware LLC,
2.20%, 8/15/31	500	406
Workday, Inc.,
3.80%, 4/1/32	300	270
		13,950
Specialty Finance – 0.9%
Air Lease Corp.,
2.88%, 1/15/26	101	97
1.88%, 8/15/26	78	72
3.63%, 12/1/27	163	154
2.10%, 9/1/28	131	115
4.63%, 10/1/28	651	631
3.25%, 10/1/29	500	452
Ally Financial, Inc.,
(Variable, U.S. SOFR + 2.82%), 6.85%, 1/3/30 (3)	500	514
American Express Co.,
3.13%, 5/20/26	656	631
1.65%, 11/4/26	84	77
5.85%, 11/5/27	500	512
4.05%, 5/3/29	72	69
(Variable, U.S. SOFR Compounded Index + 1.28%), 5.28%, 7/27/29 (3)	400	401
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31 (3)	700	746
(Variable, U.S. SOFR + 1.93%), 5.63%, 7/28/34 (3)	300	300
Capital One Financial Corp.,
3.75%, 7/28/26	150	145
3.75%, 3/9/27	250	240
NORTHERN FUNDS QUARTERLY REPORT  34 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Specialty Finance – 0.9%continued
3.65%, 5/11/27	$144	$138
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (3)	355	326
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29 (3)	700	697
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (3)	500	512
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (3)	400	410
Equifax, Inc.,
2.35%, 9/15/31	380	312
Federal Farm Credit Banks Funding Corp.,
3.38%, 9/15/27	2,475	2,390
Fidelity National Financial, Inc.,
3.20%, 9/17/51	200	123
Fidelity National Information Services, Inc.,
5.10%, 7/15/32	500	494
Fiserv, Inc.,
5.38%, 8/21/28	500	504
3.50%, 7/1/29	1,165	1,077
GATX Corp.,
3.50%, 3/15/28	500	469
5.20%, 3/15/44	35	32
6.05%, 6/5/54	150	150
Global Payments, Inc.,
4.95%, 8/15/27	1,000	990
Mastercard, Inc.,
3.35%, 3/26/30	200	185
3.80%, 11/21/46	500	396
Moody's Corp.,
4.25%, 8/8/32	500	470
PayPal Holdings, Inc.,
2.85%, 10/1/29	1,000	902
5.15%, 6/1/34	500	494
S&P Global, Inc.,
2.45%, 3/1/27	300	280
2.90%, 3/1/32	300	259
5.25%, 9/15/33 (2)	500	505
Synchrony Financial,
3.95%, 12/1/27	400	374
Verisk Analytics, Inc.,
5.75%, 4/1/33	300	308
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Specialty Finance – 0.9%continued
Visa, Inc.,
3.15%, 12/14/25	$1,250	$1,216
4.15%, 12/14/35	100	93
3.65%, 9/15/47	125	97
2.00%, 8/15/50	500	281
		19,640
Steel – 0.0%
Nucor Corp.,
2.98%, 12/15/55	275	169
Steel Dynamics, Inc.,
3.45%, 4/15/30	500	456
		625
Stranded Cost Utility – 0.0%
DTE Electric Securitization Funding II LLC,
6.09%, 9/1/37	30	32
Technology Hardware – 0.5%
Apple, Inc.,
2.05%, 9/11/26	308	290
3.35%, 2/9/27	345	333
3.20%, 5/11/27	201	193
2.90%, 9/12/27	400	378
1.20%, 2/8/28	888	785
4.00%, 5/10/28	500	490
3.25%, 8/8/29	37	35
2.20%, 9/11/29	188	167
4.15%, 5/10/30	500	491
1.65%, 5/11/30	1,038	875
1.70%, 8/5/31	38	31
3.35%, 8/8/32	1,000	907
2.38%, 2/8/41	15	10
3.85%, 5/4/43	305	255
3.45%, 2/9/45	25	19
4.38%, 5/13/45	160	143
4.65%, 2/23/46	206	190
3.85%, 8/4/46	20	16
4.25%, 2/9/47	11	10
3.75%, 9/12/47	8	6
3.75%, 11/13/47	25	20
2.95%, 9/11/49	700	479
2.65%, 5/11/50	200	128
4.85%, 5/10/53	600	580
FIXED INCOME FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Technology Hardware – 0.5%continued
Arrow Electronics, Inc.,
3.88%, 1/12/28	$250	$237
Cisco Systems, Inc.,
5.90%, 2/15/39	200	213
5.50%, 1/15/40	90	91
5.35%, 2/26/64	500	487
Corning, Inc.,
5.35%, 11/15/48	300	281
Dell International LLC/EMC Corp.,
6.02%, 6/15/26	248	251
5.75%, 2/1/33	121	124
8.35%, 7/15/46	223	282
Dell, Inc.,
7.10%, 4/15/28	1,000	1,067
Flex Ltd.,
6.00%, 1/15/28	300	304
Hewlett Packard Enterprise Co.,
1.75%, 4/1/26	160	150
6.35%, 10/15/45	200	210
HP, Inc.,
6.00%, 9/15/41	275	281
Jabil, Inc.,
3.00%, 1/15/31	300	255
Juniper Networks, Inc.,
5.95%, 3/15/41	100	101
Motorola Solutions, Inc.,
5.60%, 6/1/32	400	404
TD SYNNEX Corp.,
2.65%, 8/9/31	150	123
Teledyne Technologies, Inc.,
2.75%, 4/1/31	200	171
Western Digital Corp.,
3.10%, 2/1/32	250	203
		12,066
Telecommunications – 0.9%
AT&T, Inc.,
2.75%, 6/1/31	359	307
2.25%, 2/1/32	587	476
5.40%, 2/15/34	1,700	1,700
4.50%, 5/15/35	859	791
3.10%, 2/1/43	500	365
4.35%, 6/15/45	52	43
4.75%, 5/15/46	68	59
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Telecommunications – 0.9%continued
4.50%, 3/9/48	$574	$473
3.30%, 2/1/52	550	365
3.80%, 12/1/57	1,200	838
3.65%, 9/15/59	500	335
3.85%, 6/1/60	148	103
Sprint LLC,
7.63%, 3/1/26	1,000	1,028
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	1,066	1,050
4.80%, 7/15/28	3,500	3,452
3.88%, 4/15/30	1,258	1,176
5.15%, 4/15/34	500	491
4.50%, 4/15/50	700	585
6.00%, 6/15/54	200	207
Verizon Communications, Inc.,
2.63%, 8/15/26	66	63
3.00%, 3/22/27	210	199
4.33%, 9/21/28	1,187	1,154
3.15%, 3/22/30	1,352	1,219
1.68%, 10/30/30	818	665
2.85%, 9/3/41	500	350
3.55%, 3/22/51	700	504
3.88%, 3/1/52	300	227
2.99%, 10/30/56	950	582
3.70%, 3/22/61	1,000	706
		19,513
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
2.45%, 2/4/32	200	162
4.25%, 8/9/42	295	235
4.50%, 5/2/43	410	336
5.95%, 2/14/49	517	507
Philip Morris International, Inc.,
3.38%, 8/11/25	69	67
5.25%, 9/7/28	800	806
4.88%, 2/13/29	1,000	989
1.75%, 11/1/30	181	147
4.13%, 3/4/43	591	474
4.88%, 11/15/43	100	88
		3,811
NORTHERN FUNDS QUARTERLY REPORT  36 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust, Series 2021-1, Class A,
2.88%, 7/11/34	$276	$236
Burlington Northern Santa Fe LLC,
3.65%, 9/1/25	200	196
3.25%, 6/15/27	325	311
6.20%, 8/15/36	455	492
5.15%, 9/1/43	280	268
4.45%, 1/15/53	200	170
5.20%, 4/15/54	400	383
5.50%, 3/15/55	150	150
CSX Corp.,
3.35%, 11/1/25	25	24
2.60%, 11/1/26	25	24
6.00%, 10/1/36	100	106
6.15%, 5/1/37	190	204
6.22%, 4/30/40	365	391
5.50%, 4/15/41	50	50
4.75%, 11/15/48	200	179
3.35%, 9/15/49	300	211
FedEx Corp.,
3.40%, 2/15/28	276	261
4.25%, 5/15/30	95	91
2.40%, 5/15/31	229	194
3.90%, 2/1/35	100	89
4.10%, 4/15/43	50	40
4.10%, 2/1/45	550	433
4.95%, 10/17/48	200	177
JetBlue Pass Through Trust, Series 2020-1, Class A,
4.00%, 11/15/32	154	144
Norfolk Southern Corp.,
4.45%, 6/15/45	275	233
3.94%, 11/1/47	524	404
5.95%, 3/15/64	300	306
Ryder System, Inc.,
3.35%, 9/1/25	500	487
Southwest Airlines Co.,
5.13%, 6/15/27	400	398
Union Pacific Corp.,
3.25%, 8/15/25	15	15
3.00%, 4/15/27	15	14
3.25%, 2/5/50	1,300	908
5.15%, 1/20/63	500	461
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.0% continued
Transportation & Logistics – 0.4%continued
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	$704	$660
United Parcel Service, Inc.,
5.20%, 4/1/40	30	29
3.63%, 10/1/42	105	83
3.75%, 11/15/47	180	138
4.25%, 3/15/49	73	61
5.30%, 4/1/50	377	367
5.60%, 5/22/64	200	198
		9,586
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30	500	410
4.88%, 10/1/43	90	83
PACCAR Financial Corp.,
4.45%, 3/30/26	300	297
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/28	250	245
		1,035
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	289
3.75%, 9/15/47	295	222
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	588
Sysco Corp.,
3.30%, 7/15/26	597	574
3.25%, 7/15/27	523	495
5.38%, 9/21/35	250	249
4.45%, 3/15/48	300	249
		2,666
Wholesale - Discretionary – 0.0%
LKQ Corp.,
5.75%, 6/15/28	200	202
Total Corporate Bonds
(Cost $524,081)		484,036

FOREIGN ISSUER BONDS – 6.6%
Asset Management – 0.1%
Brookfield Finance, Inc.,
4.35%, 4/15/30	1,000	948
FIXED INCOME FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Asset Management – 0.1%continued
UBS A.G.,
1.25%, 8/7/26	$366	$337
7.50%, 2/15/28	500	535
5.65%, 9/11/28	200	204
UBS Group A.G.,
4.55%, 4/17/26	1,413	1,388
		3,412
Automotive – 0.1%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	1,000	938
Magna International, Inc.,
5.50%, 3/21/33	200	203
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	208
		1,349
Banking – 1.9%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	300	300
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28 (3)	400	408
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (3)	200	193
3.31%, 6/27/29	1,400	1,279
6.94%, 11/7/33	400	437
Bank of Montreal,
5.92%, 9/25/25	1,000	1,005
2.65%, 3/8/27	1,000	937
Bank of Nova Scotia (The),
4.75%, 2/2/26	1,000	989
2.70%, 8/3/26	1,000	948
5.65%, 2/1/34	500	508
Barclays PLC,
5.20%, 5/12/26	345	341
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (3)	528	489
4.34%, 1/10/28	161	155
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Banking – 1.9%continued
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30 (3)	$500	$501
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33 (3)	500	550
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34 (3)	1,000	1,025
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (3)	300	215
5.25%, 8/17/45	144	136
BPCE S.A.,
3.38%, 12/2/26	250	240
Canadian Imperial Bank of Commerce,
3.45%, 4/7/27	500	479
6.09%, 10/3/33	300	311
Commonwealth Bank of Australia,
5.32%, 3/13/26	300	301
Cooperatieve Rabobank U.A.,
5.50%, 10/5/26	500	503
5.75%, 12/1/43	250	246
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (3)	1,100	1,120
HSBC Holdings PLC,
(Variable, CME Term SOFR 3M + 1.61%), 4.29%, 9/12/26 (3)	800	786
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (3)	1,000	1,007
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (3)	1	1
(Variable, CME Term SOFR 3M + 1.81%), 4.04%, 3/13/28 (3)	200	193
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (3)	400	359
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29 (3)	1,700	1,739
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (3)	150	132
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (3)	1,500	1,503
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (3)	1,300	1,086
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33 (3)	500	495
6.80%, 6/1/38	150	159
NORTHERN FUNDS QUARTERLY REPORT  38 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Banking – 1.9%continued
5.25%, 3/14/44	$200	$186
ING Groep N.V.,
(Variable, U.S. SOFR + 2.09%), 6.11%, 9/11/34 (3)	400	412
(Variable, U.S. SOFR + 1.77%), 5.55%, 3/19/35 (3)	300	296
Lloyds Banking Group PLC,
4.58%, 12/10/25	2,095	2,057
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 1/5/28 (3)	500	499
4.34%, 1/9/48	500	389
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (3)	934	864
3.29%, 7/25/27	678	643
3.96%, 3/2/28	72	69
3.74%, 3/7/29	1,500	1,416
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (3)	1,000	1,010
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31 (3)	1,000	854
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34 (3)	500	506
National Australia Bank Ltd.,
3.38%, 1/14/26	1,000	974
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (3)	1,000	977
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (3)	300	301
Royal Bank of Canada,
4.65%, 1/27/26	600	592
3.88%, 5/4/32	1,000	916
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29 (3)	700	719
Sumitomo Mitsui Banking Corp.,
3.65%, 7/23/25	500	491
Sumitomo Mitsui Financial Group, Inc.,
3.54%, 1/17/28	1,250	1,184
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Banking – 1.9%continued
2.13%, 7/8/30	$400	$334
5.78%, 7/13/33	800	824
5.81%, 9/14/33	500	518
Toronto-Dominion Bank (The),
1.95%, 1/12/27	2,052	1,904
4.46%, 6/8/32	400	377
Westpac Banking Corp.,
2.85%, 5/13/26	692	663
3.35%, 3/8/27	500	480
5.46%, 11/18/27	500	508
1.95%, 11/20/28	308	272
5.05%, 4/16/29	500	501
6.82%, 11/17/33	300	323
		43,135
Beverages – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/1/36	200	191
4.90%, 2/1/46	1,880	1,733
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	643	640
3.50%, 6/1/30	1,857	1,725
8.00%, 11/15/39	310	392
4.95%, 1/15/42	190	178
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	200	155
Diageo Capital PLC,
5.63%, 10/5/33	500	519
		5,533
Biotechnology & Pharmaceuticals – 0.2%
Astrazeneca Finance LLC,
1.20%, 5/28/26	38	35
AstraZeneca PLC,
3.13%, 6/12/27	31	30
1.38%, 8/6/30	731	598
6.45%, 9/15/37	450	501
4.00%, 9/18/42	250	210
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	300	290
5.38%, 4/15/34	150	155
6.38%, 5/15/38	274	302
FIXED INCOME FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Biotechnology & Pharmaceuticals – 0.2%continued
Novartis Capital Corp.,
2.00%, 2/14/27	$70	$65
3.10%, 5/17/27	121	116
2.20%, 8/14/30	524	454
3.70%, 9/21/42	36	29
4.40%, 5/6/44	214	191
Takeda Pharmaceutical Co. Ltd.,
3.03%, 7/9/40	500	362
3.18%, 7/9/50	204	135
		3,473
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	300	296
Chemicals – 0.0%
Nutrien Ltd.,
4.00%, 12/15/26	180	174
4.13%, 3/15/35	23	21
5.88%, 12/1/36	27	28
5.63%, 12/1/40	250	242
5.80%, 3/27/53	200	197
		662
Commercial Support Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	151
Containers & Packaging – 0.0%
Smurfit Kappa Treasury ULC,
5.78%, 4/3/54(2)	200	199
E-Commerce Discretionary – 0.0%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	161	152
4.40%, 12/6/57	600	474
JD.com, Inc.,
3.38%, 1/14/30	300	273
		899
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	300	248
Enel Americas S.A.,
4.00%, 10/25/26	200	192
National Grid PLC,
5.60%, 6/12/28	150	151
		591
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Forestry, Paper & Wood Products – 0.0%
Suzano Austria GmbH,
3.13%, 1/15/32	$400	$327
Governmental Banks – 0.4%
Export Development Canada,
3.88%, 2/14/28	500	489
4.13%, 2/13/29	500	492
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	957
2.50%, 6/29/41	500	353
Japan Bank for International Cooperation,
2.75%, 11/16/27	1,373	1,286
4.63%, 7/19/28	200	199
3.50%, 10/31/28	301	287
1.88%, 4/15/31	500	420
Korea Development Bank (The),
4.38%, 2/15/33	800	763
Kreditanstalt fuer Wiederaufbau,
2.88%, 4/3/28	1,215	1,147
4.38%, 2/28/34	1,500	1,487
0.00%, 4/18/36 (10)	500	289
Landwirtschaftliche Rentenbank,
3.88%, 6/14/28	500	488
Oesterreichische Kontrollbank A.G.,
4.25%, 3/1/28	500	494
Svensk Exportkredit AB,
4.00%, 7/15/25	1,000	988
		10,139
Household Products – 0.0%
Unilever Capital Corp.,
2.00%, 7/28/26	674	633
2.90%, 5/5/27	326	309
5.90%, 11/15/32	125	133
		1,075
Institutional Financial Services – 0.1%
Nomura Holdings, Inc.,
5.39%, 7/6/27	1,200	1,200
6.07%, 7/12/28	500	511
		1,711
Insurance – 0.1%
Fairfax Financial Holdings Ltd.,
3.38%, 3/3/31	250	217
NORTHERN FUNDS QUARTERLY REPORT  40 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Insurance – 0.1%continued
6.35%, 3/22/54 (2)	$300	$300
Manulife Financial Corp.,
3.70%, 3/16/32	300	273
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/33	200	200
XL Group Ltd.,
5.25%, 12/15/43	250	231
		1,221
Internet Media & Services – 0.0%
Baidu, Inc.,
2.38%, 8/23/31	300	249
Weibo Corp.,
3.38%, 7/8/30	200	175
		424
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.30%, 3/8/27	700	638
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	246
5.00%, 3/15/42	100	91
		337
Metals & Mining – 0.1%
Barrick North America Finance LLC,
5.70%, 5/30/41	300	296
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	310	262
5.50%, 9/8/53	300	298
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	106
5.75%, 6/1/35	100	104
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	139
4.13%, 8/21/42	300	254
Southern Copper Corp.,
7.50%, 7/27/35	300	349
6.75%, 4/16/40	90	98
Teck Resources Ltd.,
3.90%, 7/15/30	500	464
Vale Overseas Ltd.,
6.13%, 6/12/33	600	605
		2,975
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Oil & Gas Supply Chain – 0.3%
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	$395	$380
7.20%, 1/15/32	15	16
6.45%, 6/30/33	135	142
6.75%, 2/1/39	200	213
Cenovus Energy, Inc.,
3.75%, 2/15/52	300	211
Enbridge, Inc.,
6.00%, 11/15/28	1,000	1,030
5.63%, 4/5/34	300	300
3.40%, 8/1/51	300	203
Equinor ASA,
1.75%, 1/22/26	48	46
3.00%, 4/6/27	52	49
2.38%, 5/22/30	870	760
4.25%, 11/23/41	350	305
Suncor Energy, Inc.,
7.15%, 2/1/32	200	219
5.95%, 12/1/34	50	51
6.80%, 5/15/38	130	139
3.75%, 3/4/51	100	72
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	1,200	1,076
TotalEnergies Capital S.A.,
5.15%, 4/5/34	700	700
TransCanada PipeLines Ltd.,
4.75%, 5/15/38	100	91
6.10%, 6/1/40	200	203
4.88%, 5/15/48	500	439
		6,645
Regional – 0.2%
Province of Alberta Canada,
4.50%, 1/24/34	500	490
Province of British Columbia Canada,
4.80%, 11/15/28	750	755
7.25%, 9/1/36	175	210
Province of Ontario Canada,
2.50%, 4/27/26	260	249
4.20%, 1/18/29	1,000	983
1.13%, 10/7/30	426	345
2.13%, 1/21/32	60	50
4.50%, 9/8/33	500	490
FIXED INCOME FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Regional – 0.2%continued
Province of Quebec Canada,
7.50%, 9/15/29	$375	$423
		3,995
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	116
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	1,000	906
TSMC Arizona Corp.,
3.13%, 10/25/41	500	388
		1,294
Sovereign Agencies – 0.0%
Japan International Cooperation Agency,
4.00%, 5/23/28	400	389
Sovereign Government – 1.0%
Canada Government International Bond,
0.75%, 5/19/26	2,000	1,854
Chile Government International Bond,
3.13%, 1/21/26	500	483
2.75%, 1/31/27	1,000	939
3.50%, 1/25/50	210	151
5.33%, 1/5/54	500	471
3.10%, 1/22/61	500	308
Indonesia Government International Bond,
3.50%, 1/11/28	500	472
5.35%, 2/11/49	1,000	990
5.65%, 1/11/53	300	305
Israel Government International Bond,
5.38%, 3/12/29	1,000	981
4.50%, 1/30/43	200	163
3.88%, 7/3/50	600	420
Korea International Bond,
2.75%, 1/19/27	200	190
3.50%, 9/20/28	500	477
Mexico Government International Bond,
5.40%, 2/9/28	1,000	996
3.25%, 4/16/30	742	653
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Sovereign Government – 1.0%continued
4.88%, 5/19/33	$258	$238
3.50%, 2/12/34 (9)	—	—
6.35%, 2/9/35	500	503
4.75%, 3/8/44	1,000	801
5.55%, 1/21/45	500	449
4.60%, 1/23/46	500	385
4.35%, 1/15/47	500	372
4.40%, 2/12/52	700	510
6.34%, 5/4/53	500	471
Panama Government International Bond,
3.88%, 3/17/28	565	520
3.16%, 1/23/30	33	28
2.25%, 9/29/32	102	73
6.88%, 1/31/36	500	488
4.50%, 5/15/47	250	173
4.50%, 4/1/56	1,000	646
Peruvian Government International Bond,
6.55%, 3/14/37	500	534
3.30%, 3/11/41	500	369
5.63%, 11/18/50	600	582
Philippine Government International Bond,
5.50%, 3/30/26	200	201
7.75%, 1/14/31	500	571
6.38%, 10/23/34	500	548
5.00%, 1/13/37	500	491
3.70%, 2/2/42	500	405
Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	1,780
5.38%, 6/15/33	175	172
Republic of Poland Government International Bond,
5.50%, 4/4/53	500	490
5.50%, 3/18/54	200	194
Uruguay Government International Bond,
7.63%, 3/21/36	250	295
4.13%, 11/20/45	400	346
5.10%, 6/18/50	750	705
		23,193
NORTHERN FUNDS QUARTERLY REPORT  42 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.50%, 7/15/25	$183	$184
3.88%, 1/23/28	124	117
5.75%, 6/6/28	300	303
3.30%, 1/30/32	1,000	859
5.30%, 1/19/34	200	196
ORIX Corp.,
5.00%, 9/13/27	300	298
		1,957
Steel – 0.0%
ArcelorMittal S.A.,
6.80%, 11/29/32	500	527
Supranationals – 1.2%
African Development Bank,
4.38%, 3/14/28	1,000	992
Asian Development Bank,
2.50%, 11/2/27	500	468
4.50%, 8/25/28	700	700
4.00%, 1/12/33	2,000	1,929
Asian Infrastructure Investment Bank (The),
4.13%, 1/18/29	1,000	987
Council of Europe Development Bank,
4.13%, 1/24/29	500	493
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	994
European Investment Bank,
2.13%, 4/13/26	1,500	1,431
3.88%, 3/15/28	1,000	977
4.00%, 2/15/29	1,000	981
3.75%, 2/14/33	1,900	1,805
4.88%, 2/15/36	200	206
Inter-American Development Bank,
2.00%, 6/2/26	803	761
1.13%, 7/20/28	197	172
3.13%, 9/18/28	1,000	947
1.13%, 1/13/31	1,000	811
3.50%, 4/12/33	300	279
3.88%, 10/28/41	200	176
International Bank for Reconstruction & Development,
0.38%, 7/28/25	5,000	4,755
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Supranationals – 1.2%continued
2.50%, 7/29/25	$500	$486
0.50%, 10/28/25	3,000	2,828
4.00%, 7/25/30	500	488
2.50%, 3/29/32	1,000	874
4.75%, 2/15/35	25	25
5.06%, 2/28/39	1,000	998
International Finance Corp.,
3.63%, 9/15/25	1,000	983
Nordic Investment Bank,
4.38%, 3/14/28	700	694
		27,240
Telecommunications – 0.3%
America Movil S.A.B. de C.V.,
4.70%, 7/21/32	300	289
6.13%, 11/15/37	505	530
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 4/1/48	500	418
British Telecommunications PLC,
5.13%, 12/4/28	200	199
9.63%, 12/15/30	100	122
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	466
Orange S.A.,
9.00%, 3/1/31	610	728
Rogers Communications, Inc.,
3.63%, 12/15/25	400	389
4.50%, 3/15/42	100	85
4.50%, 3/15/43	45	38
5.45%, 10/1/43	49	47
5.00%, 3/15/44	81	72
4.55%, 3/15/52	500	408
Telefonica Emisiones S.A.,
4.10%, 3/8/27	469	455
5.21%, 3/8/47	570	504
TELUS Corp.,
3.40%, 5/13/32	400	347
Vodafone Group PLC,
7.88%, 2/15/30	15	17
6.15%, 2/27/37	165	175
FIXED INCOME FUNDS 43 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Telecommunications – 0.3%continued
4.38%, 2/19/43	$95	$83
5.63%, 2/10/53	600	574
		5,946
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.70%, 4/2/27	141	139
4.91%, 4/2/30	604	589
4.74%, 3/16/32	136	129
7.08%, 8/2/53	100	106
Reynolds American, Inc.,
7.25%, 6/15/37	250	270
6.15%, 9/15/43	65	63
5.85%, 8/15/45	795	733
		2,029
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
2.75%, 3/1/26	250	241
6.90%, 7/15/28	25	27
6.25%, 8/1/34	15	16
6.20%, 6/1/36	40	43
6.38%, 11/15/37	20	22
4.40%, 8/5/52	300	258
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	734
4.95%, 8/15/45	200	183
		1,524
Total Foreign Issuer Bonds
(Cost $161,801)		153,402

U.S. GOVERNMENT AGENCIES – 27.0% (11)
Fannie Mae – 12.1%
2.13%, 4/24/26	1,000	954
1.88%, 9/24/26	1,000	940
7.13%, 1/15/30	1,500	1,698
0.88%, 8/5/30	1,000	810
6.63%, 11/15/30	200	224
5.63%, 7/15/37	500	548
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	53	51
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	59	57
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	$94	$89
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.42%, 10/25/26(1)	71	67
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	119	110
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.81%, 11/25/27(1)	183	172
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.55%, 12/25/26(1)	101	95
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	230	219
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(1)	166	156
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.36%, 7/25/28(1)	199	189
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.63%, 8/25/30(1)	110	104
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.74%, 9/25/30(1)	154	146
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.91%, 1/25/28(1)	111	105
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.07%, 2/25/30(1)	82	76
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.06%, 3/25/28(1)	72	68
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.30%, 6/25/28(1)	90	86
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	190	170
NORTHERN FUNDS QUARTERLY REPORT  44 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	$137	$128
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	157	146
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	165	152
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	420
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	164
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	418
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(1)	350	289
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.46%, 3/25/31(1)	200	161
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.67%, 10/25/31(1)	200	161
Fannie Mae-Aces, Series 2022-M10, Class A2,
1.94%, 1/25/32(1)	250	205
Fannie Mae-Aces, Series 2023-M1S, Class A2,
4.50%, 4/25/33(1)	350	342
Fannie Mae-Aces, Series 2023-M6, Class A2,
4.19%, 7/25/28	260	253
Pool #256925,
6.00%, 10/1/37	5	5
Pool #256959,
6.00%, 11/1/37	31	32
Pool #257042,
6.50%, 1/1/38	62	66
Pool #257237,
4.50%, 6/1/28	5	5
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #707791,
5.00%, 6/1/33	$30	$30
Pool #725425,
5.50%, 4/1/34	14	14
Pool #730811,
4.50%, 8/1/33	15	15
Pool #735222,
5.00%, 2/1/35	8	8
Pool #735358,
5.50%, 2/1/35	32	32
Pool #735502,
6.00%, 4/1/35	5	5
Pool #737853,
5.00%, 9/1/33	69	68
Pool #745336,
5.00%, 3/1/36	163	161
Pool #745418,
5.50%, 4/1/36	12	12
Pool #745754,
5.00%, 9/1/34	123	121
Pool #745826,
6.00%, 7/1/36	47	48
Pool #747383,
5.50%, 10/1/33	39	39
Pool #755632,
5.00%, 4/1/34	22	22
Pool #772730,
5.00%, 4/1/34	23	23
Pool #790406,
6.00%, 9/1/34	16	16
Pool #793666,
5.50%, 9/1/34	13	13
Pool #796250,
5.50%, 11/1/34	15	15
Pool #800471,
5.50%, 10/1/34	29	29
Pool #817795,
6.00%, 8/1/36	7	7
Pool #826057,
5.00%, 7/1/35	24	24
Pool #826585,
5.00%, 8/1/35	36	35
FIXED INCOME FUNDS 45 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #828523,
5.00%, 7/1/35	$16	$16
Pool #831676,
6.50%, 8/1/36	4	4
Pool #833067,
5.50%, 9/1/35	59	59
Pool #833163,
5.00%, 9/1/35	26	26
Pool #845425,
6.00%, 2/1/36	7	7
Pool #868435,
6.00%, 4/1/36	56	57
Pool #869710,
6.00%, 4/1/36	13	14
Pool #871135,
6.00%, 1/1/37	16	16
Pool #881818,
6.50%, 8/1/36	9	9
Pool #885866,
6.00%, 6/1/36	59	61
Pool #888100,
5.50%, 9/1/36	61	61
Pool #888205,
6.50%, 2/1/37	14	14
Pool #889224,
5.50%, 1/1/37	63	63
Pool #889401,
6.00%, 3/1/38	30	30
Pool #889579,
6.00%, 5/1/38	61	62
Pool #889630,
6.50%, 3/1/38	6	6
Pool #889970,
5.00%, 12/1/36	45	44
Pool #890234,
6.00%, 10/1/38	28	28
Pool #890796,
3.50%, 12/1/45	529	480
Pool #893363,
5.00%, 6/1/36	10	10
Pool #893366,
5.00%, 4/1/35	23	23
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #898417,
6.00%, 10/1/36	$9	$9
Pool #899079,
5.00%, 3/1/37	16	16
Pool #902414,
5.50%, 11/1/36	47	47
Pool #906090,
5.50%, 1/1/37	43	43
Pool #918515,
5.00%, 6/1/37	29	29
Pool #923123,
5.00%, 4/1/36	7	7
Pool #923166,
7.50%, 1/1/37	4	4
Pool #928261,
4.50%, 3/1/36	30	29
Pool #928584,
6.50%, 8/1/37	85	88
Pool #928909,
6.00%, 12/1/37(9)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	137	129
Pool #932023,
5.00%, 1/1/38	21	21
Pool #940623,
5.50%, 8/1/37	7	7
Pool #943388,
6.00%, 6/1/37	32	32
Pool #943617,
6.00%, 8/1/37	11	11
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	18	18
Pool #953018,
6.50%, 10/1/37	31	32
Pool #953910,
6.00%, 11/1/37	19	19
Pool #955771,
6.50%, 10/1/37	11	11
NORTHERN FUNDS QUARTERLY REPORT  46 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #959604,
6.50%, 11/1/37	$4	$5
Pool #959880,
5.50%, 11/1/37	4	4
Pool #962687,
5.00%, 4/1/38	32	31
Pool #968037,
6.00%, 1/1/38	22	23
Pool #969632,
6.50%, 1/1/38	15	16
Pool #970013,
4.50%, 6/1/38	64	62
Pool #972452,
5.50%, 3/1/38	40	40
Pool #981854,
5.50%, 7/1/38	14	14
Pool #986760,
5.50%, 7/1/38	98	98
Pool #992472,
6.00%, 10/1/38	8	8
Pool #995018,
5.50%, 6/1/38	20	20
Pool #995203,
5.00%, 7/1/35	133	131
Pool #995879,
6.00%, 4/1/39	25	26
Pool #AA0649,
5.00%, 12/1/38	93	92
Pool #AA4482,
4.00%, 4/1/39	122	115
Pool #AA8978,
4.50%, 7/1/39	31	29
Pool #AA9357,
4.50%, 8/1/39	108	105
Pool #AB2067,
3.50%, 1/1/41	262	241
Pool #AB2092,
4.00%, 1/1/41	158	149
Pool #AB2693,
4.50%, 4/1/41	146	142
Pool #AB2768,
4.50%, 4/1/41	154	150
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #AB3035,
5.00%, 5/1/41	$263	$260
Pool #AB3246,
5.00%, 7/1/41	55	55
Pool #AB4293,
3.50%, 1/1/42	304	279
Pool #AB5049,
4.00%, 4/1/42	388	366
Pool #AB6016,
3.50%, 8/1/42	181	165
Pool #AB7076,
3.00%, 11/1/42	894	789
Pool #AB7503,
3.00%, 1/1/43	327	288
Pool #AB7733,
3.00%, 1/1/43	716	632
Pool #AB9019,
3.00%, 4/1/43	371	327
Pool #AB9136,
2.50%, 4/1/43	40	34
Pool #AB9990,
3.00%, 7/1/33	78	73
Pool #AC3263,
4.50%, 9/1/29	38	37
Pool #AC4861,
4.50%, 11/1/24	3	3
Pool #AC5040,
4.00%, 10/1/24	2	2
Pool #AC6118,
4.50%, 11/1/39	64	62
Pool #AC8518,
5.00%, 12/1/39	102	101
Pool #AD0119,
6.00%, 7/1/38	81	83
Pool #AD0639,
6.00%, 12/1/38	33	34
Pool #AD0969,
5.50%, 8/1/37	101	101
Pool #AD5241,
4.50%, 7/1/40	73	71
Pool #AD5525,
5.00%, 6/1/40	125	124
FIXED INCOME FUNDS 47 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #AD5556,
4.00%, 6/1/25	$3	$3
Pool #AD7859,
5.00%, 6/1/40	51	50
Pool #AE0971,
4.00%, 5/1/25(9)	—	—
Pool #AE0981,
3.50%, 3/1/41	198	182
Pool #AE1807,
4.00%, 10/1/40	301	284
Pool #AE3873,
4.50%, 10/1/40	56	54
Pool #AE5436,
4.50%, 10/1/40	78	76
Pool #AE7758,
3.50%, 11/1/25	10	10
Pool #AH1295,
3.50%, 1/1/26	23	23
Pool #AH3226,
5.00%, 2/1/41	36	36
Pool #AH4158,
4.00%, 1/1/41	57	54
Pool #AH4450,
3.00%, 1/1/26	11	11
Pool #AH5614,
3.50%, 2/1/26	21	20
Pool #AH8854,
4.50%, 4/1/41	69	67
Pool #AI1247,
4.00%, 4/1/26	11	11
Pool #AI3470,
4.50%, 6/1/41	105	102
Pool #AI4361,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 6.05%, 9/1/41(12)	2	2
Pool #AI4380,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 6.05%, 11/1/41(12)	5	5
Pool #AI5603,
4.50%, 7/1/41	66	64
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #AI7743,
4.00%, 8/1/41	$57	$54
Pool #AI9555,
4.00%, 9/1/41	150	142
Pool #AI9828,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.93% Cap), 6.07%, 11/1/41(12)	3	3
Pool #AJ4093,
3.50%, 10/1/26	8	8
Pool #AJ4408,
4.50%, 10/1/41	61	59
Pool #AJ6086,
3.00%, 12/1/26	26	25
Pool #AJ9218,
4.00%, 2/1/42	243	229
Pool #AJ9326,
3.50%, 1/1/42	517	475
Pool #AJ9355,
3.00%, 1/1/27	59	58
Pool #AK4813,
3.50%, 3/1/42	172	157
Pool #AK4945,
3.50%, 2/1/42	141	129
Pool #AK7766,
2.50%, 3/1/27	78	75
Pool #AK9444,
4.00%, 3/1/42	30	28
Pool #AL0442,
5.50%, 6/1/40	30	30
Pool #AL1849,
6.00%, 2/1/39	121	123
Pool #AL1939,
3.50%, 6/1/42	460	422
Pool #AL2243,
4.00%, 3/1/42	321	303
Pool #AL2303,
4.50%, 6/1/26	4	4
Pool #AL2397,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.72% Floor, 7.77% Cap), 6.00%, 8/1/42(12)	5	5
NORTHERN FUNDS QUARTERLY REPORT  48 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #AL3803,
3.00%, 6/1/28	$139	$134
Pool #AL4462,
2.50%, 6/1/28	165	158
Pool #AL5167,
3.50%, 1/1/34	81	77
Pool #AL5254,
3.00%, 11/1/27	91	89
Pool #AL5377,
4.00%, 6/1/44	1,049	990
Pool #AL5734,
3.50%, 9/1/29	186	180
Pool #AL5785,
4.00%, 9/1/44	626	591
Pool #AL6488,
3.50%, 8/1/43	241	220
Pool #AL7807,
3.00%, 11/1/30	178	170
Pool #AL8951,
3.00%, 8/1/46	312	273
Pool #AL9582,
3.00%, 12/1/31	337	319
Pool #AO0752,
3.00%, 4/1/42	198	175
Pool #AO0800,
3.00%, 4/1/27	64	62
Pool #AO4136,
3.50%, 6/1/42	259	237
Pool #AO8629,
3.50%, 7/1/42	101	92
Pool #AP6273,
3.00%, 10/1/42	267	235
Pool #AQ6784,
3.50%, 12/1/42	253	232
Pool #AQ8185,
2.50%, 1/1/28	37	35
Pool #AQ8647,
3.50%, 12/1/42	408	372
Pool #AR1706,
2.50%, 1/1/28	448	430
Pool #AR3054,
3.00%, 1/1/28	122	118
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #AR3792,
3.00%, 2/1/43	$210	$185
Pool #AR9188,
2.50%, 3/1/43	64	54
Pool #AR9582,
3.00%, 3/1/43	166	147
Pool #AS0018,
3.00%, 7/1/43	190	168
Pool #AS0275,
3.00%, 8/1/33	102	95
Pool #AS3294,
4.00%, 9/1/44	381	357
Pool #AS3600,
3.00%, 10/1/29	403	385
Pool #AS4085,
4.00%, 12/1/44	177	166
Pool #AS4306,
3.00%, 1/1/45	263	231
Pool #AS5090,
2.50%, 6/1/30	101	95
Pool #AS5324,
2.50%, 7/1/30	195	183
Pool #AS5500,
3.00%, 7/1/35	106	98
Pool #AS5666,
4.00%, 8/1/45	250	234
Pool #AS5892,
3.50%, 10/1/45	280	253
Pool #AS6262,
3.50%, 11/1/45	362	328
Pool #AS6332,
3.50%, 12/1/45	404	366
Pool #AS6398,
3.50%, 12/1/45	309	280
Pool #AS6730,
3.50%, 2/1/46	467	424
Pool #AS6887,
2.50%, 3/1/31	219	206
Pool #AS7149,
3.00%, 5/1/46	557	489
Pool #AS7157,
3.00%, 5/1/46	208	181
FIXED INCOME FUNDS 49 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #AS7247,
4.00%, 5/1/46	$104	$97
Pool #AS7343,
3.00%, 6/1/46	201	176
Pool #AS7480,
2.00%, 7/1/31	56	52
Pool #AS7580,
3.00%, 7/1/46	240	208
Pool #AS8067,
3.00%, 10/1/46	550	480
Pool #AS8074,
3.00%, 10/1/46	174	152
Pool #AS8178,
3.00%, 10/1/36	62	57
Pool #AS8194,
2.50%, 10/1/31	757	707
Pool #AS8424,
3.00%, 12/1/36	107	99
Pool #AS8699,
4.00%, 1/1/47	612	573
Pool #AS8960,
4.00%, 3/1/47	208	194
Pool #AS9505,
3.00%, 4/1/32	201	189
Pool #AS9615,
4.50%, 5/1/47	128	123
Pool #AT2720,
3.00%, 5/1/43	461	406
Pool #AT3180,
3.00%, 5/1/43	232	204
Pool #AU1657,
2.50%, 7/1/28	95	91
Pool #AU1689,
3.50%, 8/1/43	1,048	951
Pool #AU3164,
3.00%, 8/1/33	98	91
Pool #AU5919,
3.50%, 9/1/43	356	323
Pool #AV2339,
4.00%, 12/1/43	184	172
Pool #AW8167,
3.50%, 2/1/42	163	150
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #AW8595,
3.00%, 8/1/29	$86	$82
Pool #AX2163,
3.50%, 11/1/44	197	178
Pool #AX4413,
4.00%, 11/1/44	257	241
Pool #AX4839,
3.50%, 11/1/44	299	271
Pool #AY3062,
3.00%, 11/1/26	43	42
Pool #AY9555,
3.00%, 5/1/45	265	232
Pool #AZ1449,
3.00%, 7/1/45	205	180
Pool #AZ2936,
3.00%, 9/1/45	147	129
Pool #AZ2947,
4.00%, 9/1/45	278	260
Pool #AZ4775,
3.50%, 10/1/45	193	175
Pool #AZ6684,
3.00%, 2/1/31	294	277
Pool #BA2911,
3.00%, 11/1/30	92	87
Pool #BC0326,
3.50%, 12/1/45	149	135
Pool #BC0822,
3.50%, 4/1/46	1,255	1,137
Pool #BC1105,
3.50%, 2/1/46	563	510
Pool #BC1510,
3.00%, 8/1/46	180	157
Pool #BC9096,
3.50%, 12/1/46	257	234
Pool #BE3171,
2.50%, 2/1/32	230	214
Pool #BH1130,
3.50%, 4/1/32	132	127
Pool #BH7032,
3.50%, 12/1/47	117	106
Pool #BH7106,
3.50%, 1/1/48	262	237
NORTHERN FUNDS QUARTERLY REPORT  50 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #BH9215,
3.50%, 1/1/48	$484	$438
Pool #BJ0648,
3.50%, 3/1/48	263	238
Pool #BJ9181,
5.00%, 5/1/48	215	212
Pool #BJ9260,
4.00%, 4/1/48	211	197
Pool #BJ9977,
4.00%, 5/1/48	156	144
Pool #BK0276,
4.00%, 9/1/48	84	78
Pool #BK0920,
4.00%, 7/1/48	361	335
Pool #BK0922,
4.50%, 7/1/48	62	60
Pool #BK3044,
2.50%, 9/1/50	443	365
Pool #BK4740,
4.00%, 8/1/48	106	99
Pool #BK4764,
4.00%, 8/1/48	105	97
Pool #BK4816,
4.00%, 9/1/48	157	146
Pool #BM1787,
4.00%, 9/1/47	116	109
Pool #BM2001,
3.50%, 12/1/46	74	67
Pool #BM3286,
4.50%, 11/1/47	43	41
Pool #BM5288,
3.50%, 1/1/34	121	116
Pool #BM5804,
5.00%, 1/1/49	222	219
Pool #BN1176,
4.50%, 11/1/48	98	93
Pool #BN1628,
4.50%, 11/1/48	68	65
Pool #BN5947,
3.50%, 6/1/49	153	137
Pool #BN6097,
4.00%, 6/1/49	621	574
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #BN6683,
3.50%, 6/1/49	$238	$213
Pool #BN8985,
2.00%, 3/1/51	325	254
Pool #BN9007,
2.00%, 3/1/51	754	596
Pool #BO1012,
3.50%, 8/1/49	96	86
Pool #BO1021,
3.50%, 8/1/49	114	102
Pool #BO1169,
3.50%, 7/1/49	77	69
Pool #BO1444,
3.00%, 10/1/49	192	166
Pool #BO1461,
3.00%, 10/1/49	118	102
Pool #BO3181,
2.50%, 10/1/49	420	347
Pool #BO4708,
3.00%, 11/1/49	356	307
Pool #BO8620,
3.00%, 12/1/49	405	350
Pool #BP3454,
2.00%, 5/1/36	430	378
Pool #BP4660,
2.50%, 5/1/50	126	104
Pool #BP6496,
2.00%, 7/1/35	632	559
Pool #BP6626,
2.00%, 8/1/50	819	643
Pool #BP6683,
2.50%, 9/1/50	561	462
Pool #BP7273,
2.50%, 8/1/50	349	288
Pool #BP7585,
2.00%, 9/1/50	2,710	2,139
Pool #BQ0202,
2.50%, 8/1/50	430	358
Pool #BQ1147,
2.50%, 10/1/50	616	511
Pool #BQ1351,
2.50%, 8/1/50	520	431
FIXED INCOME FUNDS 51 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #BQ4077,
2.00%, 12/1/50	$860	$674
Pool #BQ5056,
2.00%, 10/1/50	323	257
Pool #BQ5979,
2.00%, 11/1/50	1,413	1,119
Pool #BR1035,
2.00%, 5/1/51	5,472	4,299
Pool #BR4450,
1.50%, 2/1/36	624	537
Pool #BR6042,
2.00%, 2/1/51	1,901	1,497
Pool #BR9755,
2.00%, 4/1/51	1,332	1,063
Pool #BR9761,
2.00%, 4/1/51	993	778
Pool #BT1034,
2.00%, 7/1/51	1,897	1,497
Pool #BT2034,
2.50%, 3/1/42	844	723
Pool #BT4528,
2.50%, 9/1/51	8,998	7,530
Pool #BT8308,
4.50%, 8/1/52	804	759
Pool #BT9031,
2.00%, 8/1/41	805	675
Pool #BU0066,
2.50%, 10/1/51	936	773
Pool #BU4046,
5.00%, 7/1/53	945	914
Pool #BX1915,
6.00%, 1/1/53	828	836
Pool #BX6021,
5.00%, 2/1/53	359	347
Pool #BY0545,
5.00%, 5/1/53	2,203	2,131
Pool #BY4424,
5.50%, 7/1/53	902	891
Pool #CA0110,
3.50%, 8/1/47	217	196
Pool #CA0619,
4.00%, 10/1/47	65	60
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #CA0620,
4.00%, 10/1/47	$833	$776
Pool #CA0656,
3.50%, 11/1/47	633	572
Pool #CA0859,
3.50%, 12/1/47	458	413
Pool #CA0917,
3.50%, 12/1/47	397	359
Pool #CA1370,
4.00%, 3/1/48	219	204
Pool #CA1378,
4.00%, 3/1/48	172	160
Pool #CA1564,
4.50%, 4/1/48	75	72
Pool #CA1711,
4.50%, 5/1/48	219	210
Pool #CA1902,
4.50%, 6/1/48	224	215
Pool #CA1909,
4.50%, 6/1/48	118	113
Pool #CA1951,
4.00%, 7/1/48	120	111
Pool #CA1952,
4.50%, 6/1/48	53	51
Pool #CA2056,
4.50%, 7/1/48	65	62
Pool #CA2208,
4.50%, 8/1/48	68	65
Pool #CA2256,
3.50%, 8/1/33	116	111
Pool #CA2366,
3.50%, 9/1/48	73	66
Pool #CA2375,
4.00%, 9/1/48	319	295
Pool #CA2559,
4.00%, 11/1/33	136	132
Pool #CA2729,
4.50%, 11/1/48	296	282
Pool #CA3640,
4.00%, 6/1/49	290	268
Pool #CA4029,
4.00%, 8/1/49	754	699
NORTHERN FUNDS QUARTERLY REPORT  52 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #CA4143,
3.00%, 9/1/49	$2,354	$2,032
Pool #CA4420,
3.00%, 10/1/49	354	306
Pool #CA4792,
3.00%, 12/1/49	209	181
Pool #CA5020,
3.50%, 1/1/50	411	369
Pool #CA5452,
3.00%, 3/1/50	670	577
Pool #CA5508,
3.00%, 4/1/50	836	719
Pool #CA5700,
2.50%, 5/1/50	11,355	9,450
Pool #CA6072,
2.50%, 6/1/50	341	282
Pool #CA6074,
2.50%, 6/1/50	479	396
Pool #CA6144,
2.50%, 6/1/50	557	458
Pool #CA6290,
3.00%, 7/1/50	418	360
Pool #CA6305,
2.50%, 7/1/50	962	792
Pool #CA6339,
2.50%, 7/1/50	974	802
Pool #CA6346,
2.50%, 7/1/50	559	461
Pool #CA6563,
2.50%, 8/1/35	460	419
Pool #CA6601,
2.50%, 8/1/50	413	341
Pool #CA6951,
2.50%, 9/1/50	390	322
Pool #CA6962,
2.50%, 9/1/50	573	477
Pool #CA7019,
2.00%, 9/1/50	1,100	872
Pool #CA7216,
2.00%, 10/1/50	2,408	1,903
Pool #CA7232,
2.50%, 10/1/50	1,083	892
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #CA7596,
2.00%, 11/1/50	$408	$320
Pool #CA7600,
2.50%, 11/1/50	1,117	919
Pool #CA7697,
1.50%, 11/1/50	2,178	1,636
Pool #CA7736,
2.50%, 11/1/50	1,119	924
Pool #CA8043,
2.50%, 12/1/50	682	564
Pool #CA9143,
2.00%, 2/1/36	803	711
Pool #CA9355,
2.00%, 3/1/41	449	379
Pool #CA9418,
1.50%, 3/1/36	133	114
Pool #CB0113,
2.00%, 4/1/41	693	585
Pool #CB0325,
2.00%, 4/1/51	1,555	1,225
Pool #CB1903,
2.50%, 10/1/51	1,540	1,282
Pool #CB2049,
2.50%, 11/1/51	1,689	1,380
Pool #CB2079,
2.00%, 11/1/51	3,998	3,139
Pool #CB3597,
3.50%, 5/1/52	1,514	1,340
Pool #CB3705,
3.00%, 5/1/37	240	223
Pool #CB4377,
4.00%, 8/1/52	526	482
Pool #CB5094,
6.50%, 11/1/52	1,263	1,309
Pool #CB6031,
5.00%, 4/1/53	93	90
Pool #CB6034,
6.50%, 4/1/53	343	351
Pool #CB6750,
5.50%, 7/1/53	1,028	1,016
Pool #CB6755,
6.00%, 7/1/53	951	959
FIXED INCOME FUNDS 53 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #CB6933,
6.50%, 8/1/53	$282	$290
Pool #CB7120,
6.00%, 9/1/53	386	389
Pool #CB7123,
6.00%, 9/1/53	356	358
Pool #CB7444,
6.50%, 11/1/53	921	950
Pool #CB8484,
5.50%, 5/1/54	695	686
Pool #DA0508,
6.00%, 10/1/53	368	369
Pool #FM1496,
3.50%, 9/1/49	1,180	1,058
Pool #FM1708,
3.00%, 12/1/45	230	203
Pool #FM1742,
3.00%, 10/1/49	221	191
Pool #FM1938,
4.50%, 9/1/49	374	357
Pool #FM2305,
3.50%, 2/1/50	586	525
Pool #FM2715,
3.00%, 3/1/50	148	128
Pool #FM2778,
3.00%, 3/1/50	956	825
Pool #FM2963,
3.00%, 2/1/50	3,035	2,632
Pool #FM3125,
3.50%, 3/1/50	786	704
Pool #FM3225,
3.00%, 5/1/50	529	457
Pool #FM3610,
4.00%, 6/1/50	288	266
Pool #FM3747,
2.50%, 8/1/50	910	752
Pool #FM4055,
2.50%, 8/1/50	6,052	5,007
Pool #FM4149,
3.00%, 9/1/50	2,803	2,408
Pool #FM4193,
2.50%, 9/1/50	620	516
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #FM4476,
2.00%, 10/1/50	$1,647	$1,305
Pool #FM4544,
2.00%, 10/1/50	870	687
Pool #FM4598,
2.00%, 11/1/40	194	164
Pool #FM4734,
2.00%, 11/1/35	1,016	900
Pool #FM4799,
2.00%, 11/1/50	725	574
Pool #FM4868,
2.00%, 11/1/50	1,208	962
Pool #FM4951,
1.50%, 11/1/35	500	431
Pool #FM5087,
2.00%, 12/1/50	485	384
Pool #FM5210,
2.00%, 12/1/50	728	585
Pool #FM5534,
2.00%, 1/1/41	288	243
Pool #FM5570,
2.00%, 1/1/36	615	546
Pool #FM5580,
1.50%, 1/1/36	627	540
Pool #FM5849,
2.00%, 12/1/50	927	726
Pool #FM6055,
2.00%, 2/1/51	1,866	1,479
Pool #FM6099,
2.00%, 2/1/51	1,820	1,436
Pool #FM6338,
2.00%, 2/1/51	1,143	906
Pool #FM6496,
2.00%, 2/1/51	523	417
Pool #FM6550,
2.00%, 3/1/51	370	295
Pool #FM6943,
2.00%, 4/1/51	1,260	1,004
Pool #FM6964,
2.00%, 5/1/51	1,005	802
Pool #FM6991,
2.00%, 4/1/51	1,498	1,187
NORTHERN FUNDS QUARTERLY REPORT  54 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #FM7078,
2.00%, 4/1/51	$1,176	$939
Pool #FM7080,
2.00%, 4/1/51	619	494
Pool #FM7411,
2.00%, 5/1/51	3,092	2,420
Pool #FM7429,
1.50%, 5/1/36	1,469	1,263
Pool #FM7622,
2.00%, 5/1/51	790	630
Pool #FM8146,
2.00%, 7/1/36	1,392	1,231
Pool #FM8848,
2.50%, 9/1/41	790	686
Pool #FS0153,
2.00%, 12/1/36	2,256	1,995
Pool #FS1096,
2.00%, 1/1/51	1,321	1,043
Pool #FS2039,
2.00%, 2/1/51	869	686
Pool #FS2442,
4.00%, 7/1/52	822	757
Pool #FS2815,
4.00%, 9/1/52	436	405
Pool #FS3086,
5.50%, 10/1/52	1,736	1,718
Pool #FS3402,
5.00%, 11/1/52	350	340
Pool #FS3421,
5.00%, 12/1/52	368	356
Pool #FS3452,
5.00%, 12/1/52	611	599
Pool #FS3747,
5.50%, 12/1/52	676	669
Pool #FS3762,
5.00%, 12/1/52	477	463
Pool #FS3921,
5.50%, 2/1/53	449	450
Pool #FS4041,
5.50%, 3/1/53	650	642
Pool #FS4047,
3.50%, 12/1/42	176	161
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #FS4463,
1.50%, 8/1/37	$534	$456
Pool #FS4485,
6.00%, 5/1/53	629	635
Pool #FS4522,
5.00%, 5/1/53	182	176
Pool #FS4842,
5.50%, 6/1/53	274	272
Pool #FS4931,
6.00%, 6/1/53	927	934
Pool #FS5115,
5.50%, 6/1/53	484	477
Pool #FS5116,
5.50%, 6/1/53	470	465
Pool #FS5119,
6.00%, 7/1/53	2,714	2,741
Pool #FS5304,
5.50%, 7/1/53	185	184
Pool #FS5396,
5.00%, 7/1/53	1,971	1,925
Pool #FS5436,
5.50%, 8/1/53	290	288
Pool #FS5562,
2.00%, 3/1/52	3,276	2,589
Pool #FS5584,
6.50%, 8/1/53	468	481
Pool #FS5696,
2.00%, 4/1/51	285	225
Pool #FS5709,
5.00%, 8/1/53	861	837
Pool #FS5838,
6.00%, 9/1/53	1,237	1,254
Pool #FS5946,
2.00%, 3/1/37	2,753	2,423
Pool #FS5965,
6.00%, 10/1/53	376	379
Pool #FS6092,
6.00%, 10/1/53	351	354
Pool #FS6315,
6.50%, 11/1/53	476	489
Pool #FS6461,
6.00%, 10/1/53	458	461
FIXED INCOME FUNDS 55 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #FS6611,
7.00%, 12/1/53	$1,921	$1,977
Pool #FS6635,
3.00%, 11/1/53	1,455	1,238
Pool #FS6855,
6.50%, 2/1/54	579	593
Pool #FS7033,
6.00%, 8/1/53	677	683
Pool #FS8129,
5.50%, 5/1/54	597	594
Pool #MA0361,
4.00%, 3/1/30	32	31
Pool #MA0711,
3.50%, 4/1/31	61	59
Pool #MA0976,
3.50%, 2/1/32	140	133
Pool #MA1138,
3.50%, 8/1/32	108	103
Pool #MA1141,
3.00%, 8/1/32	51	48
Pool #MA1200,
3.00%, 10/1/32	296	278
Pool #MA2320,
3.00%, 7/1/35	240	222
Pool #MA2473,
3.50%, 12/1/35	96	91
Pool #MA2512,
4.00%, 1/1/46	125	117
Pool #MA2670,
3.00%, 7/1/46	563	493
Pool #MA2672,
3.00%, 7/1/36	122	113
Pool #MA2705,
3.00%, 8/1/46	410	359
Pool #MA2737,
3.00%, 9/1/46	189	164
Pool #MA2771,
3.00%, 10/1/46	205	179
Pool #MA2775,
2.50%, 10/1/31	111	104
Pool #MA2781,
2.50%, 10/1/46	155	131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #MA2804,
3.00%, 11/1/36	$240	$221
Pool #MA2817,
2.50%, 11/1/36	97	87
Pool #MA2841,
2.50%, 12/1/36	39	35
Pool #MA2863,
3.00%, 1/1/47	3,376	2,950
Pool #MA2895,
3.00%, 2/1/47	210	184
Pool #MA3028,
3.50%, 6/1/37	184	173
Pool #MA3057,
3.50%, 7/1/47	319	288
Pool #MA3058,
4.00%, 7/1/47	119	111
Pool #MA3059,
3.50%, 7/1/37	30	28
Pool #MA3073,
4.50%, 7/1/47	249	239
Pool #MA3127,
3.00%, 9/1/37	75	68
Pool #MA3150,
4.50%, 10/1/47	136	131
Pool #MA3181,
3.50%, 11/1/37	50	46
Pool #MA3182,
3.50%, 11/1/47	390	353
Pool #MA3184,
4.50%, 11/1/47	47	45
Pool #MA3185,
3.00%, 11/1/37	82	75
Pool #MA3188,
3.00%, 11/1/32	245	231
Pool #MA3211,
4.00%, 12/1/47	74	69
Pool #MA3239,
4.00%, 1/1/48	318	296
Pool #MA3276,
3.50%, 2/1/48	320	288
Pool #MA3281,
4.00%, 2/1/38	172	165
NORTHERN FUNDS QUARTERLY REPORT  56 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #MA3334,
4.50%, 4/1/48	$241	$232
Pool #MA3385,
4.50%, 6/1/48	82	79
Pool #MA3413,
4.00%, 7/1/38	30	29
Pool #MA3443,
4.00%, 8/1/48	75	70
Pool #MA3444,
4.50%, 8/1/48	72	68
Pool #MA3467,
4.00%, 9/1/48	73	67
Pool #MA3492,
4.00%, 10/1/38	26	24
Pool #MA3547,
3.00%, 12/1/33	142	133
Pool #MA3590,
4.00%, 2/1/39	26	25
Pool #MA3685,
3.00%, 6/1/49	124	107
Pool #MA3692,
3.50%, 7/1/49	96	85
Pool #MA3695,
3.00%, 7/1/34	54	50
Pool #MA3744,
3.00%, 8/1/49	140	121
Pool #MA3765,
2.50%, 9/1/49	292	241
Pool #MA3870,
2.50%, 12/1/49	153	126
Pool #MA3871,
3.00%, 12/1/49	142	122
Pool #MA3896,
2.50%, 1/1/35	840	761
Pool #MA3898,
3.50%, 1/1/35	273	260
Pool #MA3902,
2.50%, 1/1/50	147	122
Pool #MA3934,
3.00%, 2/1/40	91	81
Pool #MA3958,
3.00%, 3/1/40	95	85
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #MA4013,
2.50%, 5/1/35	$181	$165
Pool #MA4014,
3.00%, 5/1/35	287	266
Pool #MA4053,
2.50%, 6/1/35	745	677
Pool #MA4072,
2.50%, 7/1/40	213	184
Pool #MA4078,
2.50%, 7/1/50	1,252	1,033
Pool #MA4094,
2.50%, 8/1/40	234	205
Pool #MA4096,
2.50%, 8/1/50	784	646
Pool #MA4099,
2.50%, 8/1/35	759	689
Pool #MA4100,
2.00%, 8/1/50	1,554	1,220
Pool #MA4119,
2.00%, 9/1/50	1,825	1,441
Pool #MA4122,
1.50%, 9/1/35	266	229
Pool #MA4123,
2.00%, 9/1/35	931	825
Pool #MA4128,
2.00%, 9/1/40	401	338
Pool #MA4153,
2.50%, 10/1/40	115	100
Pool #MA4154,
1.50%, 10/1/35	403	347
Pool #MA4155,
2.00%, 10/1/35	1,021	904
Pool #MA4176,
2.00%, 11/1/40	707	597
Pool #MA4181,
1.50%, 11/1/50	2,329	1,747
Pool #MA4232,
2.00%, 1/1/41	344	289
Pool #MA4254,
1.50%, 2/1/51	513	384
Pool #MA4266,
1.50%, 2/1/41	514	416
FIXED INCOME FUNDS 57 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #MA4278,
1.50%, 3/1/36	$1,808	$1,552
Pool #MA4280,
1.50%, 3/1/51	892	666
Pool #MA4305,
2.00%, 4/1/51	2,821	2,217
Pool #MA4310,
1.50%, 4/1/41	306	248
Pool #MA4326,
2.50%, 5/1/51	1,085	892
Pool #MA4333,
2.00%, 5/1/41	814	681
Pool #MA4334,
2.50%, 5/1/41	301	260
Pool #MA4342,
1.50%, 5/1/41	157	126
Pool #MA4496,
1.50%, 12/1/36	1,159	991
12/1/36(13)	777	665
Pool #MA4500,
1.50%, 12/1/41	415	335
Pool #MA4692,
2.50%, 8/1/37	165	149
Pool #MA4731,
3.50%, 9/1/52	1,014	898
Pool #MA4732,
4.00%, 9/1/52	4,887	4,477
Pool #MA4733,
4.50%, 9/1/52	5,353	5,051
Pool #MA4779,
4.00%, 10/1/42	172	160
Pool #MA4805,
4.50%, 11/1/52	2,458	2,319
Pool #MA4823,
4.50%, 10/1/37	221	217
Pool #MA4915,
5.00%, 2/1/38	191	190
Pool #MA4991,
5.50%, 4/1/38	120	120
Pool #MA5039,
5.50%, 6/1/53	733	724
Pool #MA5042,
4.50%, 6/1/38	83	81
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Fannie Mae – 12.1%continued
Pool #MA5060,
5.00%, 6/1/43	$89	$88
Pool #MA5088,
6.00%, 7/1/38	156	157
Pool #MA5330,
4/1/39(13)	94	94
Pool #MA5389,
6.00%, 6/1/54	1,293	1,297
Pool TBA,
7/1/52(13)	7,700	6,021
7/1/52(13)	5,500	4,490
7/1/52(13)	2,000	1,830
7/1/53(13)	2,600	2,211
7/1/53(13)	1,600	1,416
7/1/53(13)	2,000	1,885
7/1/53(13)	2,100	2,029
7/1/53(13)	2,400	2,367
7/1/53(13)	1,500	1,504
7/1/53(13)	1,500	1,527
7/1/54(13)	600	617
		278,873
Federal Farm Credit Bank – 0.1%
Federal Farm Credit Banks Funding Corp.,
3.32%, 2/25/26	520	507
4.75%, 3/9/26	1,180	1,178
		1,685
Federal Home Loan Bank – 0.1%
1.10%, 8/20/26	2,000	1,847
3.25%, 11/16/28	1,000	954
5.50%, 7/15/36	500	545
		3,346
Freddie Mac – 8.6%
Federal Home Loan Mortgage Corp.,
0.38%, 7/21/25	500	476
0.38%, 9/23/25	2,500	2,363
5.55%, 4/15/26	2,093	2,090
6.75%, 3/15/31	700	790
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	291
NORTHERN FUNDS QUARTERLY REPORT  58 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	$250	$241
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	382
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	238
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	335
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	238
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	143
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	190
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	143
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	144
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	144
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	$200	$193
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	193
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	145
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	193
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	193
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	193
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	338
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	192
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,
3.69%, 1/25/29	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	473
FIXED INCOME FUNDS 59 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	$150	$142
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	282
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	185
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	276
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	225
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	220
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	172
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	335	281
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	414
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	413
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	414
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	$100	$82
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	207
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	165
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	251
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	200	168
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	425
Freddie Mac Multifamily Structured Pass Through Certificates, Series K148, Class A2,
3.50%, 7/25/32	300	274
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	300	279
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	92
NORTHERN FUNDS QUARTERLY REPORT  60 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	$100	$89
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	90
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	86
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	76
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	150	111
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	112
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	150	117
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	77
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	500	466
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	94
4.35%, 1/25/33	200	194
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	$100	$92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	93
Freddie Mac Multifamily Structured Pass Through Certificates, Series K158, Class A2,
4.05%, 7/25/33	200	189
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-159, Class A2,
4.50%, 7/25/33	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2,
4.90%, 10/25/33	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K508, Class A2,
4.74%, 8/25/28	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2,
5.07%, 10/25/28	500	503
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	146	140
Pool #QA0127,
3.50%, 6/1/49	546	489
Pool #QA1132,
3.50%, 7/1/49	176	158
Pool #QA1263,
3.50%, 7/1/49	197	177
FIXED INCOME FUNDS 61 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #QA1752,
3.50%, 8/1/49	$1,137	$1,019
Pool #QA1883,
4.00%, 8/1/49	342	316
Pool #QA3149,
3.00%, 10/1/49	316	273
Pool #QA4699,
3.00%, 11/1/49	195	168
Pool #QA8043,
3.00%, 3/1/50	1,520	1,314
Pool #QB0211,
2.50%, 6/1/50	474	390
Pool #QB2516,
2.50%, 8/1/50	358	295
Pool #QB2545,
2.00%, 8/1/50	1,995	1,574
Pool #QB2682,
2.50%, 8/1/50	411	339
Pool #QB2966,
2.50%, 9/1/50	133	110
Pool #QB3199,
2.00%, 9/1/50	698	551
Pool #QB4275,
2.00%, 10/1/50	285	224
Pool #QB5128,
2.00%, 10/1/50	1,030	813
Pool #QB5507,
2.00%, 11/1/50	714	570
Pool #QB6246,
2.00%, 12/1/50	350	279
Pool #QB6448,
2.00%, 12/1/50	1,084	855
Pool #QB8131,
2.00%, 2/1/51	3,484	2,744
Pool #QB8132,
2.00%, 1/1/51	4,793	3,754
Pool #QB9266,
2.00%, 3/1/51	469	373
Pool #QB9410,
2.00%, 1/1/51	1,371	1,081
Pool #QC1443,
2.00%, 5/1/51	1,885	1,501
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #QC1809,
2.00%, 5/1/51	$449	$354
Pool #QC2062,
2.00%, 5/1/51	778	608
Pool #QC3259,
2.00%, 6/1/51	2,944	2,303
Pool #QC9442,
2.50%, 10/1/51	3,880	3,204
Pool #QD0822,
3.00%, 11/1/51	1,126	975
Pool #QD2146,
2.00%, 12/1/51	865	683
Pool #QE9161,
4.50%, 9/1/52	790	746
Pool #QF7121,
5.50%, 2/1/53	902	893
Pool #QG5959,
5.00%, 7/1/53	939	908
Pool #QG7215,
5.50%, 7/1/53	921	911
Pool #QG8401,
5.50%, 8/1/53	719	710
Pool #QG8408,
5.00%, 8/1/53	1,228	1,188
Pool #QH1135,
7.00%, 9/1/53	441	461
Pool #QI2828,
5.50%, 4/1/54	1,080	1,066
Pool #QK0622,
1.50%, 2/1/41	504	408
Pool #QN0818,
2.50%, 10/1/34	229	209
Pool #QN5018,
2.00%, 1/1/36	537	475
Pool #QN5866,
2.00%, 4/1/36	292	259
Pool #QN6394,
1.50%, 5/1/36	1,564	1,345
Pool #QN7743,
9/1/36(13)	814	716
Pool #QN8899,
2.00%, 12/1/36	772	679
NORTHERN FUNDS QUARTERLY REPORT  62 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #RA1196,
4.00%, 8/1/49	$729	$675
Pool #RA1343,
3.00%, 9/1/49	2,115	1,826
Pool #RA1493,
3.00%, 10/1/49	3,084	2,665
Pool #RA1501,
3.00%, 10/1/49	124	107
Pool #RA2010,
3.50%, 1/1/50	240	215
Pool #RA2117,
3.00%, 2/1/50	303	262
Pool #RA2386,
3.00%, 4/1/50	780	673
Pool #RA2457,
3.00%, 4/1/50	470	406
Pool #RA2677,
2.00%, 6/1/50	1,877	1,491
Pool #RA2730,
2.50%, 6/1/50	280	232
Pool #RA2790,
2.50%, 6/1/50	450	370
Pool #RA2853,
2.50%, 6/1/50	538	443
Pool #RA2959,
2.50%, 7/1/50	518	428
Pool #RA3086,
2.50%, 7/1/50	385	318
Pool #RA3306,
2.50%, 8/1/50	361	298
Pool #RA3524,
2.00%, 9/1/50	1,945	1,543
Pool #RA3563,
2.00%, 9/1/50	959	757
Pool #RA3578,
2.00%, 9/1/50	1,265	1,002
Pool #RA3580,
2.00%, 9/1/50	1,195	948
Pool #RA3662,
2.50%, 10/1/50	578	476
Pool #RA3663,
2.50%, 10/1/50	604	501
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #RA3723,
2.00%, 10/1/50	$1,251	$992
Pool #RA3765,
2.50%, 10/1/50	600	495
Pool #RA3913,
2.50%, 11/1/50	3,046	2,542
Pool #RA4209,
1.50%, 12/1/50	1,763	1,324
Pool #RA4218,
2.50%, 12/1/50	7,470	6,205
Pool #RA5204,
2.00%, 5/1/51	1,562	1,222
Pool #RA5373,
2.00%, 6/1/51	728	578
Pool #RA6333,
2.00%, 11/1/51	3,811	2,994
Pool #RA6340,
2.50%, 11/1/51	2,553	2,106
Pool #RA7097,
3.50%, 4/1/52	856	761
Pool #RA7099,
2.00%, 1/1/51	2,761	2,177
Pool #RA8761,
5.50%, 3/1/53	541	538
Pool #RA8791,
5.00%, 4/1/53	1,279	1,238
Pool #RB0452,
2.00%, 2/1/41	817	690
Pool #RB5032,
2.50%, 2/1/40	69	60
Pool #RB5033,
3.00%, 2/1/40	253	227
Pool #RB5043,
2.50%, 4/1/40	125	109
Pool #RB5048,
2.50%, 5/1/40	69	60
Pool #RB5059,
2.50%, 7/1/40	88	77
Pool #RB5066,
2.50%, 8/1/40	237	207
Pool #RB5076,
2.00%, 8/1/40	507	428
FIXED INCOME FUNDS 63 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #RB5085,
2.00%, 11/1/40	$455	$384
Pool #RB5095,
2.00%, 1/1/41	342	287
Pool #RB5100,
2.00%, 2/1/41	282	238
Pool #RB5110,
1.50%, 5/1/41	1,094	885
Pool #RB5111,
2.00%, 5/1/41	456	385
Pool #RB5131,
2.00%, 10/1/41	801	672
Pool #RC1857,
1.50%, 2/1/36	513	441
Pool #RC2045,
2.00%, 6/1/36	258	228
Pool #SB0048,
3.00%, 8/1/34	417	388
Pool #SB0330,
2.00%, 5/1/35	354	314
Pool #SB0434,
2.00%, 10/1/35	578	512
Pool #SB0571,
2.00%, 10/1/36	1,138	1,003
Pool #SB0726,
4.00%, 8/1/37	320	310
Pool #SB0834,
2.50%, 2/1/36	934	850
Pool #SB0955,
5.50%, 8/1/38	87	87
Pool #SB8045,
2.50%, 5/1/35	155	141
Pool #SB8046,
3.00%, 5/1/35	267	248
Pool #SB8057,
2.00%, 8/1/35	534	473
Pool #SB8058,
2.50%, 8/1/35	614	556
Pool #SB8061,
2.00%, 9/1/35	944	836
Pool #SB8067,
1.50%, 9/1/35	244	210
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #SB8068,
1.50%, 10/1/35	$264	$227
Pool #SB8069,
2.00%, 10/1/35	753	667
Pool #SB8073,
1.50%, 11/1/35	342	293
Pool #SB8078,
1.50%, 12/1/35	722	621
Pool #SB8083,
1.50%, 1/1/36	418	359
Pool #SB8092,
1.50%, 3/1/36	749	644
Pool #SB8122,
1.50%, 10/1/36	1,577	1,354
Pool #SB8177,
3.50%, 9/1/37	236	223
Pool #SB8178,
4.00%, 9/1/37	227	218
Pool #SB8182,
10/1/37(13)	327	302
Pool #SB8206,
5.00%, 1/1/38	156	155
Pool #SB8208,
5.50%, 1/1/38	78	78
Pool #SB8233,
4.50%, 6/1/38	224	220
Pool #SB8247,
5.00%, 8/1/38	84	84
Pool #SB8501,
2.00%, 8/1/35	604	535
Pool #SB8511,
2.00%, 5/1/36	1,254	1,109
Pool #SD0163,
3.00%, 12/1/49	573	495
Pool #SD0261,
3.00%, 2/1/50	231	200
Pool #SD0262,
3.50%, 2/1/50	375	339
Pool #SD0410,
2.50%, 8/1/50	1,203	1,000
Pool #SD0414,
2.50%, 8/1/50	225	186
NORTHERN FUNDS QUARTERLY REPORT  64 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #SD0467,
2.00%, 12/1/50	$566	$443
Pool #SD0537,
2.00%, 3/1/51	3,097	2,425
Pool #SD0608,
2.50%, 5/1/51	2,773	2,325
Pool #SD0764,
2.50%, 10/1/51	2,409	1,990
Pool #SD1592,
4.00%, 8/1/52	737	675
Pool #SD1596,
4.00%, 9/1/52	615	569
Pool #SD1855,
5.00%, 9/1/52	528	512
Pool #SD1958,
5.00%, 11/1/52	366	358
Pool #SD2236,
5.50%, 11/1/52	1,130	1,119
Pool #SD2258,
5.00%, 1/1/53	664	643
Pool #SD2266,
5.00%, 1/1/53	595	576
Pool #SD2666,
5.00%, 3/1/53	650	629
Pool #SD2693,
6.50%, 4/1/53	632	654
Pool #SD2922,
5.00%, 5/1/53	468	452
Pool #SD2936,
5.00%, 4/1/53	382	372
Pool #SD3074,
5.50%, 5/1/53	913	903
Pool #SD3683,
5.50%, 9/1/53	1,047	1,036
Pool #SD3713,
6.50%, 8/1/53	949	974
Pool #SD3714,
6.50%, 8/1/53	536	547
Pool #SD3904,
6.50%, 9/1/53	442	454
Pool #SD3913,
5.50%, 9/1/53	290	286
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #SD3990,
5.50%, 9/1/53	$957	$958
Pool #SD3992,
5.50%, 9/1/53	576	574
Pool #SD4204,
6.50%, 10/1/53	739	756
Pool #SD4262,
6.00%, 11/1/53	665	674
Pool #SD4668,
6.00%, 10/1/53	476	479
Pool #SD4702,
6.50%, 1/1/54	676	693
Pool #SD4919,
6.50%, 2/1/54	483	500
Pool #SD5058,
5.50%, 3/1/54	296	293
Pool #SD5316,
6.00%, 4/1/54	939	943
Pool #SD7512,
3.00%, 2/1/50	487	422
Pool #SD7536,
2.50%, 2/1/51	5,540	4,609
Pool #SD7537,
2.00%, 3/1/51	2,981	2,361
Pool #SD7539,
2.00%, 4/1/51	378	302
Pool #SD7541,
2.00%, 5/1/51	2,024	1,612
Pool #SD8019,
4.50%, 10/1/49	322	307
Pool #SD8023,
2.50%, 11/1/49	278	230
Pool #SD8029,
2.50%, 12/1/49	312	257
Pool #SD8037,
2.50%, 1/1/50	318	263
Pool #SD8083,
2.50%, 8/1/50	716	590
Pool #SD8090,
2.00%, 9/1/50	2,249	1,775
Pool #SD8097,
2.00%, 8/1/50	1,967	1,553
FIXED INCOME FUNDS 65 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #SD8104,
1.50%, 11/1/50	$3,855	$2,883
Pool #SD8112,
1.50%, 12/1/50	1,146	859
Pool #SD8139,
1.50%, 4/1/51	2,197	1,649
Pool #SD8213,
3.00%, 5/1/52	1,517	1,292
Pool #SD8225,
3.00%, 7/1/52	1,826	1,555
Pool #SD8266,
4.50%, 11/1/52	2,464	2,324
Pool #SD8325,
6.00%, 5/1/53	981	986
Pool #SD8331,
5.50%, 6/1/53	642	634
Pool #SD8332,
6.00%, 6/1/53	721	724
Pool #SD8374,
6.50%, 11/1/53	455	463
Pool #SD8386,
7.00%, 12/1/53	443	456
Pool #SD8399,
7.50%, 1/1/54	262	272
6.50%, 2/1/54	780	796
Pool #ZA1036,
4.50%, 2/1/40	67	65
Pool #ZA1159,
3.50%, 4/1/42	196	180
Pool #ZA1165,
3.50%, 4/1/42	287	263
Pool #ZA1254,
3.00%, 10/1/42	888	784
Pool #ZA1334,
3.50%, 7/1/42	101	93
Pool #ZA1361,
3.50%, 5/1/43	149	135
Pool #ZA1375,
4.00%, 9/1/44	81	76
Pool #ZA1378,
3.50%, 10/1/44	136	124
Pool #ZA2773,
2.50%, 8/1/27	42	40
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #ZA3862,
2.50%, 5/1/31	$215	$201
Pool #ZA4194,
3.00%, 4/1/43	210	185
Pool #ZA4214,
3.00%, 5/1/43	331	292
Pool #ZA4715,
4.00%, 9/1/46	497	465
Pool #ZA5107,
4.00%, 11/1/47	150	140
Pool #ZA5642,
4.00%, 9/1/48	155	144
Pool #ZA5950,
4.50%, 11/1/48	381	363
Pool #ZI6135,
5.00%, 9/1/34	331	326
Pool #ZI6854,
4.50%, 12/1/37	42	40
Pool #ZI7645,
5.00%, 6/1/38	83	82
Pool #ZI8519,
4.50%, 2/1/39	15	15
Pool #ZI9349,
4.50%, 10/1/39	234	226
Pool #ZI9657,
4.50%, 1/1/40	321	310
Pool #ZI9939,
4.50%, 4/1/40	93	91
Pool #ZJ0631,
4.50%, 10/1/40	123	119
Pool #ZJ1046,
4.00%, 1/1/41	150	142
Pool #ZJ1052,
4.00%, 1/1/41	136	127
Pool #ZJ1228,
4.00%, 2/1/41	200	189
Pool #ZJ1359,
4.50%, 3/1/41	95	92
Pool #ZK5468,
2.00%, 5/1/28	212	201
Pool #ZK7259,
2.50%, 4/1/30	208	196
NORTHERN FUNDS QUARTERLY REPORT  66 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #ZK7533,
2.50%, 7/1/30	$141	$133
Pool #ZL1714,
4.50%, 7/1/41	138	133
Pool #ZL1806,
4.50%, 8/1/41	388	377
Pool #ZL1922,
4.00%, 9/1/41	46	44
Pool #ZL2350,
3.50%, 11/1/41	69	64
Pool #ZL3211,
3.50%, 6/1/42	278	255
Pool #ZL3551,
3.50%, 8/1/42	410	374
Pool #ZL4709,
3.00%, 1/1/43	301	266
Pool #ZL5074,
3.00%, 2/1/43	129	114
Pool #ZL5915,
3.50%, 5/1/43	596	541
Pool #ZL5927,
3.00%, 5/1/43	173	153
Pool #ZL6381,
3.00%, 6/1/43	287	253
Pool #ZL6467,
3.00%, 7/1/43	218	193
Pool #ZL6920,
3.50%, 8/1/43	83	76
Pool #ZL7780,
4.00%, 2/1/44	225	211
Pool #ZL8709,
4.00%, 11/1/44	108	102
Pool #ZM0489,
4.00%, 11/1/45	168	157
Pool #ZM0617,
3.50%, 12/1/45	209	189
Pool #ZM1194,
3.00%, 6/1/46	249	218
Pool #ZM1933,
3.00%, 10/1/46	285	249
Pool #ZM2167,
3.00%, 11/1/46	460	401
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #ZM2286,
3.50%, 12/1/46	$745	$674
Pool #ZM3525,
3.50%, 6/1/47	111	101
Pool #ZM3933,
3.50%, 8/1/47	419	380
Pool #ZM4305,
3.50%, 9/1/47	411	371
Pool #ZM4601,
3.50%, 10/1/47	532	482
Pool #ZM4711,
4.00%, 11/1/47	650	607
Pool #ZM4736,
3.50%, 11/1/47	156	141
Pool #ZM4908,
3.50%, 11/1/47	293	265
Pool #ZM5133,
3.50%, 12/1/47	126	114
Pool #ZM5397,
3.50%, 1/1/48	232	209
Pool #ZM5659,
3.50%, 2/1/48	248	223
Pool #ZM5917,
4.00%, 3/1/48	175	163
Pool #ZM6682,
4.50%, 5/1/48	167	160
Pool #ZM7370,
4.00%, 7/1/48	111	104
Pool #ZM7378,
5.00%, 7/1/48	132	130
Pool #ZM7849,
4.00%, 8/1/48	49	46
Pool #ZM8045,
4.00%, 9/1/48	170	158
Pool #ZM8575,
4.50%, 10/1/48	127	122
Pool #ZN1506,
3.50%, 11/1/48	616	553
Pool #ZN3447,
3.50%, 2/1/49	115	103
Pool #ZS0932,
4.50%, 8/1/34	8	7
FIXED INCOME FUNDS 67 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #ZS1567,
5.00%, 8/1/37	$11	$11
Pool #ZS2391,
5.00%, 9/1/38	20	20
Pool #ZS2499,
5.00%, 3/1/38	47	46
Pool #ZS2533,
4.50%, 2/1/39	49	48
Pool #ZS2827,
4.50%, 11/1/39	119	116
Pool #ZS3554,
3.50%, 7/1/42	191	175
Pool #ZS3596,
4.00%, 6/1/42	495	467
Pool #ZS3613,
4.00%, 8/1/42	251	236
Pool #ZS4078,
3.50%, 1/1/45	263	239
Pool #ZS4127,
4.50%, 7/1/44	110	106
Pool #ZS4472,
3.50%, 2/1/42	180	166
Pool #ZS4536,
3.50%, 10/1/43	262	238
Pool #ZS4584,
3.00%, 9/1/44	96	84
Pool #ZS4600,
4.00%, 1/1/45	270	252
Pool #ZS4607,
3.50%, 3/1/45	347	314
Pool #ZS4617,
3.00%, 6/1/45	179	157
Pool #ZS4618,
3.50%, 6/1/45	281	255
Pool #ZS4621,
3.00%, 7/1/45	431	378
Pool #ZS4627,
4.00%, 8/1/45	94	88
Pool #ZS4629,
3.00%, 9/1/45	548	480
Pool #ZS4630,
3.50%, 9/1/45	191	173
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #ZS4634,
4.00%, 10/1/45	$112	$105
Pool #ZS4639,
4.00%, 11/1/45	116	109
Pool #ZS4642,
3.50%, 12/1/45	389	353
Pool #ZS4655,
3.50%, 3/1/46	191	172
Pool #ZS4667,
3.00%, 6/1/46	274	240
Pool #ZS4671,
3.00%, 8/1/46	618	540
Pool #ZS4677,
3.00%, 9/1/46	172	150
Pool #ZS4703,
3.00%, 2/1/47	180	157
Pool #ZS4722,
3.50%, 6/1/47	173	156
Pool #ZS4730,
3.50%, 8/1/47	65	59
Pool #ZS4740,
4.00%, 10/1/47	312	289
Pool #ZS4743,
3.50%, 11/1/47	425	384
Pool #ZS4745,
4.50%, 11/1/47	286	275
Pool #ZS4747,
3.50%, 12/1/47	118	106
Pool #ZS4748,
4.00%, 12/1/47	322	300
Pool #ZS4749,
4.50%, 12/1/47	98	94
Pool #ZS4752,
4.00%, 1/1/48	255	238
Pool #ZS4759,
3.50%, 3/1/48	253	229
Pool #ZS4769,
4.00%, 5/1/48	136	127
Pool #ZS4773,
4.50%, 6/1/48	42	40
Pool #ZS4781,
4.50%, 7/1/48	105	101
NORTHERN FUNDS QUARTERLY REPORT  68 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac – 8.6%continued
Pool #ZS4785,
4.00%, 8/1/48	$104	$96
Pool #ZS8023,
2.00%, 8/1/32	41	38
Pool #ZS8495,
2.50%, 8/1/28	461	441
Pool #ZS8628,
2.00%, 11/1/31	67	62
Pool #ZS8639,
2.00%, 1/1/32	24	22
Pool #ZS9449,
3.50%, 8/1/45	283	257
Pool #ZS9495,
3.50%, 10/1/45	457	414
Pool #ZS9580,
3.50%, 12/1/45	407	369
Pool #ZS9805,
3.00%, 9/1/46	424	371
Pool #ZS9827,
3.00%, 10/1/46	382	334
Pool #ZT0495,
4.50%, 8/1/48	46	44
Pool #ZT0524,
4.50%, 9/1/48	244	234
Pool #ZT0542,
4.00%, 7/1/48	462	433
Pool #ZT0712,
4.00%, 10/1/48	148	137
Pool #ZT0787,
4.00%, 10/1/48	138	128
Pool #ZT1702,
4.00%, 1/1/49	255	237
Pool #ZT2091,
3.00%, 6/1/34	61	57
		197,366
Freddie Mac Gold – 0.2%
Pool #A16753,
5.00%, 11/1/33	23	23
Pool #A17665,
5.00%, 1/1/34	23	23
Pool #A27950,
5.50%, 11/1/34	56	56
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac Gold – 0.2%continued
Pool #A31136,
5.50%, 1/1/35	$111	$112
Pool #A39306,
5.50%, 11/1/35	21	21
Pool #A46224,
5.00%, 7/1/35	6	6
Pool #A48104,
5.00%, 1/1/36	27	26
Pool #A57604,
5.00%, 3/1/37	32	32
Pool #A58718,
5.50%, 3/1/37	5	5
Pool #A59081,
5.50%, 4/1/37	32	32
Pool #A61560,
5.50%, 10/1/36	70	70
Pool #A64474,
5.50%, 9/1/37	6	6
Pool #A67116,
7.00%, 10/1/37	13	13
Pool #A68761,
5.50%, 9/1/37	101	101
Pool #A69303,
6.00%, 11/1/37	7	7
Pool #A73778,
5.00%, 2/1/38	32	31
Pool #A74134,
7.00%, 2/1/38	17	17
Pool #A81606,
6.00%, 9/1/38	14	14
Pool #A83008,
5.50%, 11/1/38	84	84
Pool #A91541,
5.00%, 3/1/40	69	68
Pool #C91009,
5.00%, 11/1/26	1	1
Pool #C91247,
5.00%, 4/1/29	24	24
Pool #C91370,
4.50%, 5/1/31	54	53
Pool #C91826,
3.00%, 5/1/35	76	70
FIXED INCOME FUNDS 69 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac Gold – 0.2%continued
Pool #C91858,
3.00%, 12/1/35	$78	$72
Pool #C91879,
3.00%, 6/1/36	92	85
Pool #C91908,
3.00%, 1/1/37	45	42
Pool #D97564,
5.00%, 1/1/28	47	47
Pool #D99094,
3.00%, 3/1/32	64	61
Pool #E04044,
3.50%, 8/1/27	104	102
Pool #G02064,
5.00%, 2/1/36	37	36
Pool #G02069,
5.50%, 3/1/36	6	6
Pool #G02386,
6.00%, 11/1/36	51	52
Pool #G02391,
6.00%, 11/1/36	2	2
Pool #G02540,
5.00%, 11/1/34	19	19
Pool #G02649,
6.00%, 1/1/37	2	2
Pool #G02789,
6.00%, 4/1/37	285	292
Pool #G02911,
6.00%, 4/1/37	4	4
Pool #G02973,
6.00%, 6/1/37	8	8
Pool #G03121,
5.00%, 6/1/36	32	32
Pool #G03134,
5.50%, 8/1/36	15	15
Pool #G03218,
6.00%, 9/1/37	5	5
Pool #G03351,
6.00%, 9/1/37	15	15
Pool #G03513,
6.00%, 11/1/37	18	18
Pool #G03600,
7.00%, 11/1/37	8	9
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac Gold – 0.2%continued
Pool #G03737,
6.50%, 11/1/37	$110	$115
Pool #G03992,
6.00%, 3/1/38	17	17
Pool #G04287,
5.00%, 5/1/38	30	30
Pool #G04459,
5.50%, 6/1/38	29	29
Pool #G04611,
6.00%, 7/1/38	58	60
Pool #G04650,
6.50%, 9/1/38	23	24
Pool #G05733,
5.00%, 11/1/39	89	88
Pool #G05969,
5.00%, 8/1/40	43	43
Pool #G06767,
5.00%, 10/1/41	193	191
Pool #G06947,
6.00%, 5/1/40	65	67
Pool #G08189,
7.00%, 3/1/37	13	13
Pool #G08192,
5.50%, 4/1/37	14	14
Pool #G08341,
5.00%, 4/1/39	240	238
Pool #G14554,
4.50%, 7/1/26	1	1
Pool #G14891,
3.00%, 10/1/28	61	59
Pool #G15134,
3.00%, 5/1/29	47	46
Pool #G16562,
3.50%, 8/1/33	199	190
Pool #G16774,
3.50%, 2/1/34	93	89
Pool #G18438,
2.50%, 6/1/27	50	48
Pool #G18571,
2.50%, 10/1/30	106	100
Pool #G18601,
3.00%, 5/1/31	139	132
NORTHERN FUNDS QUARTERLY REPORT  70 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Freddie Mac Gold – 0.2%continued
Pool #G18664,
3.50%, 10/1/32	$84	$81
Pool #G18681,
3.00%, 3/1/33	277	262
Pool #G30327,
4.50%, 1/1/27	4	4
Pool #G67713,
4.00%, 6/1/48	509	475
Pool #J11136,
4.00%, 11/1/24	1	1
Pool #J12098,
4.50%, 4/1/25	17	17
Pool #J14808,
3.50%, 3/1/26	52	51
Pool #J16932,
3.00%, 10/1/26	31	30
Pool #J17055,
3.00%, 11/1/26	26	25
Pool #J17232,
3.00%, 11/1/26	28	27
Pool #J20834,
2.50%, 10/1/27	91	88
Pool #J22069,
2.50%, 1/1/28	26	25
Pool #J32244,
3.00%, 7/1/30	269	256
Pool #K90071,
3.00%, 2/1/33	187	176
Pool #K90641,
3.50%, 6/1/33	26	25
Pool #V60886,
2.50%, 8/1/30	69	65
Pool #V60902,
2.50%, 8/1/30	56	53
Pool #V61347,
2.50%, 10/1/31	236	221
		5,295
Government National Mortgage Association I – 0.2%
Pool #510835,
5.50%, 2/15/35	8	8
Pool #553463,
3.50%, 1/15/42	237	218
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association I – 0.2%continued
Pool #597889,
5.50%, 6/15/33	$55	$57
Pool #614169,
5.00%, 7/15/33	14	14
Pool #616879,
3.50%, 2/15/42	190	175
Pool #617739,
6.00%, 10/15/37	3	3
Pool #634431,
6.00%, 9/15/34	9	9
Pool #641416,
5.50%, 4/15/35	43	44
Pool #646341,
6.00%, 11/15/36	8	8
Pool #648538,
5.00%, 12/15/35	46	46
Pool #651753,
5.50%, 3/15/36	4	4
Pool #670030,
3.00%, 7/15/45	166	145
Pool #675211,
6.50%, 3/15/38	5	5
Pool #675484,
5.50%, 6/15/38	14	14
Pool #676360,
6.50%, 10/15/37	2	2
Pool #682899,
6.00%, 9/15/40	95	98
Pool #687824,
5.50%, 8/15/38	37	37
Pool #687900,
5.00%, 9/15/38	51	51
Pool #687901,
5.00%, 9/15/38	17	17
Pool #692309,
6.00%, 1/15/39	18	18
Pool #697645,
5.50%, 10/15/38	16	16
Pool #698236,
5.00%, 6/15/39	96	96
Pool #698336,
4.50%, 5/15/39	93	91
FIXED INCOME FUNDS 71 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association I – 0.2%continued
Pool #699277,
6.00%, 9/15/38	$3	$3
Pool #700918,
5.50%, 11/15/38	20	21
Pool #700972,
5.50%, 11/15/38	9	9
Pool #703677,
5.50%, 6/15/39	72	73
Pool #704185,
5.50%, 1/15/39	11	11
Pool #704514,
4.50%, 5/15/39	205	200
Pool #717175,
4.50%, 6/15/39	101	99
Pool #719262,
5.00%, 8/15/40	57	57
Pool #720202,
4.50%, 7/15/39	80	77
Pool #723231,
4.00%, 10/15/39	80	76
Pool #723339,
5.00%, 9/15/39	45	45
Pool #726085,
4.00%, 11/15/24	2	2
Pool #728629,
4.50%, 1/15/40	139	136
Pool #736768,
3.00%, 11/15/42	417	372
Pool #737286,
4.50%, 5/15/40	111	108
Pool #737416,
3.50%, 9/15/25	5	5
Pool #738134,
3.50%, 4/15/26	12	11
Pool #738247,
4.50%, 4/15/41	58	57
Pool #745215,
4.00%, 7/15/25	4	4
Pool #747643,
4.50%, 8/15/40	140	136
Pool #760874,
3.50%, 2/15/26	9	9
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association I – 0.2%continued
Pool #768800,
4.50%, 6/15/41	$29	$28
Pool #773939,
4.00%, 11/15/41	180	169
Pool #778957,
3.50%, 3/15/42	240	222
Pool #782131,
5.50%, 12/15/36	14	14
Pool #782150,
5.50%, 4/15/37	20	20
Pool #782259,
5.00%, 2/15/36	40	40
Pool #782272,
5.50%, 2/15/38	36	36
Pool #782498,
6.00%, 12/15/38	16	17
Pool #782584,
5.00%, 3/15/39	21	21
Pool #782696,
5.00%, 6/15/39	95	95
Pool #782831,
6.00%, 12/15/39	12	13
Pool #783176,
4.00%, 11/15/40	256	241
Pool #783740,
2.50%, 12/15/27	26	25
Pool #AA5391,
3.50%, 6/15/42	14	13
Pool #AA6089,
3.00%, 2/15/43	180	161
Pool #AB2761,
3.50%, 8/15/42	47	43
Pool #AB2891,
3.00%, 9/15/42	65	58
Pool #AD8781,
3.00%, 3/15/43	155	138
Pool #AD9016,
3.00%, 4/15/43	123	110
Pool #AL1763,
3.50%, 1/15/45	61	56
		4,207
NORTHERN FUNDS QUARTERLY REPORT  72 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%
Pool #3570,
6.00%, 6/20/34	$18	$18
Pool #3665,
5.50%, 1/20/35	46	46
Pool #3852,
6.00%, 5/20/36	8	8
Pool #3879,
6.00%, 7/20/36	21	22
Pool #3910,
6.00%, 10/20/36	12	12
Pool #3994,
5.00%, 6/20/37	7	7
Pool #4018,
6.50%, 8/20/37	29	31
Pool #4026,
5.00%, 9/20/37	10	10
Pool #4027,
5.50%, 9/20/37	4	5
Pool #4040,
6.50%, 10/20/37	6	7
Pool #4098,
5.50%, 3/20/38	36	36
Pool #4116,
6.50%, 4/20/38	14	15
Pool #4170,
6.00%, 6/20/38	27	28
Pool #4194,
5.50%, 7/20/38	62	64
Pool #4243,
5.00%, 9/20/38	15	15
Pool #4244,
5.50%, 9/20/38	19	19
Pool #4245,
6.00%, 9/20/38	10	10
Pool #4269,
6.50%, 10/20/38	14	15
Pool #4290,
5.50%, 11/20/38	12	12
Pool #4344,
6.00%, 1/20/39	21	22
Pool #4345,
6.50%, 1/20/39	16	17
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #4425,
5.50%, 4/20/39	$37	$38
Pool #4559,
5.00%, 10/20/39	75	75
Pool #4561,
6.00%, 10/20/39	43	44
Pool #4617,
4.50%, 1/20/40	22	21
Pool #4619,
5.50%, 1/20/40	87	89
Pool #4713,
4.50%, 6/20/40	63	62
Pool #4747,
5.00%, 7/20/40	57	57
Pool #4881,
3.50%, 12/20/40	246	225
Pool #4923,
4.50%, 1/20/41	58	57
Pool #5050,
4.00%, 5/20/26	14	14
Pool #5081,
4.00%, 6/20/41	93	89
Pool #5082,
4.50%, 6/20/41	94	92
Pool #5114,
4.00%, 7/20/41	350	333
Pool #5141,
5.00%, 8/20/41	57	57
Pool #5175,
4.50%, 9/20/41	56	54
Pool #5202,
3.50%, 10/20/41	149	137
Pool #5203,
4.00%, 10/20/41	88	84
Pool #5232,
3.50%, 11/20/41	279	256
Pool #5264,
5.50%, 12/20/41	6	6
Pool #5280,
4.00%, 1/20/42	102	96
Pool #5304,
3.50%, 2/20/42	104	95
FIXED INCOME FUNDS 73 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #5317,
5.50%, 2/20/42	$47	$49
Pool #5331,
3.50%, 3/20/42	163	150
Pool #737602,
4.00%, 11/20/40	135	127
Pool #752757,
4.50%, 11/20/40	181	175
Pool #755677,
4.00%, 12/20/40	76	73
Pool #766711,
4.00%, 5/20/42	433	410
Pool #782433,
6.00%, 10/20/38	39	41
Pool #784345,
3.50%, 7/20/47	345	322
Pool #AA5970,
3.00%, 1/20/43	489	430
Pool #AA6160,
3.50%, 3/20/43	145	132
Pool #AA6243,
3.50%, 4/20/43	48	43
Pool #AD1755,
3.50%, 2/20/43	299	270
Pool #AD8825,
3.50%, 3/20/43	154	139
Pool #AF5097,
4.00%, 8/20/43	421	397
Pool #AJ0645,
3.50%, 7/20/44	139	125
Pool #AJ3643,
4.00%, 10/20/44	320	300
Pool #AO7682,
4.00%, 8/20/45	302	282
Pool #BB6965,
3.50%, 7/20/47	251	228
Pool #BE9902,
4.50%, 6/20/48	82	78
Pool #MA0022,
3.50%, 4/20/42	162	149
Pool #MA0088,
3.50%, 5/20/42	367	336
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA0220,
3.50%, 7/20/42	$191	$175
Pool #MA0318,
3.50%, 8/20/42	354	325
Pool #MA0321,
5.00%, 8/20/42	82	82
Pool #MA0391,
3.00%, 9/20/42	820	729
Pool #MA0392,
3.50%, 9/20/42	158	145
Pool #MA0698,
3.00%, 1/20/43	193	171
Pool #MA0826,
3.00%, 3/20/28	27	27
Pool #MA0850,
2.50%, 3/20/43	80	69
Pool #MA0851,
3.00%, 3/20/43	279	248
Pool #MA0934,
3.50%, 4/20/43	110	101
Pool #MA1011,
3.00%, 5/20/43	324	288
Pool #MA1012,
3.50%, 5/20/43	298	274
Pool #MA1089,
3.00%, 6/20/43	343	305
Pool #MA1224,
3.50%, 8/20/43	241	221
Pool #MA1285,
3.50%, 9/20/43	143	131
Pool #MA1839,
4.00%, 4/20/44	72	69
Pool #MA1920,
4.00%, 5/20/44	77	73
Pool #MA2224,
4.00%, 9/20/44	433	411
Pool #MA2444,
3.00%, 12/20/44	51	45
Pool #MA2521,
3.50%, 1/20/45	214	195
Pool #MA2522,
4.00%, 1/20/45	92	87
NORTHERN FUNDS QUARTERLY REPORT  74 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA2677,
3.00%, 3/20/45	$103	$91
Pool #MA2753,
3.00%, 4/20/45	282	251
Pool #MA2754,
3.50%, 4/20/45	114	104
Pool #MA2891,
3.00%, 6/20/45	313	278
Pool #MA2892,
3.50%, 6/20/45	107	98
Pool #MA2960,
3.00%, 7/20/45	258	229
Pool #MA3034,
3.50%, 8/20/45	313	286
Pool #MA3104,
3.00%, 9/20/45	372	330
Pool #MA3106,
4.00%, 9/20/45	270	255
Pool #MA3172,
3.00%, 10/20/45	69	61
Pool #MA3174,
4.00%, 10/20/45	151	142
Pool #MA3244,
3.50%, 11/20/45	240	218
Pool #MA3245,
4.00%, 11/20/45	555	523
Pool #MA3310,
3.50%, 12/20/45	899	819
Pool #MA3378,
4.50%, 1/20/46	351	339
Pool #MA3521,
3.50%, 3/20/46	444	405
Pool #MA3522,
4.00%, 3/20/46	128	120
Pool #MA3596,
3.00%, 4/20/46	253	224
Pool #MA3597,
3.50%, 4/20/46	450	410
Pool #MA3662,
3.00%, 5/20/46	421	372
Pool #MA3663,
3.50%, 5/20/46	266	243
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA3664,
4.00%, 5/20/46	$122	$115
Pool #MA3735,
3.00%, 6/20/46	509	450
Pool #MA3736,
3.50%, 6/20/46	345	314
Pool #MA3778,
3.00%, 7/20/31	53	50
Pool #MA3802,
3.00%, 7/20/46	601	531
Pool #MA3803,
3.50%, 7/20/46	509	464
Pool #MA3873,
3.00%, 8/20/46	230	204
Pool #MA3874,
3.50%, 8/20/46	240	219
Pool #MA3936,
3.00%, 9/20/46	528	466
Pool #MA4002,
2.50%, 10/20/46	40	34
Pool #MA4003,
3.00%, 10/20/46	352	311
Pool #MA4067,
2.50%, 11/20/46	330	281
Pool #MA4125,
2.50%, 12/20/46	22	19
Pool #MA4196,
3.50%, 1/20/47	362	329
Pool #MA4322,
4.00%, 3/20/47	139	131
Pool #MA4382,
3.50%, 4/20/47	114	104
Pool #MA4509,
3.00%, 6/20/47	550	485
Pool #MA4512,
4.50%, 6/20/47	204	197
Pool #MA4624,
3.00%, 8/20/32	45	42
Pool #MA4652,
3.50%, 8/20/47	474	431
Pool #MA4718,
3.00%, 9/20/47	277	245
FIXED INCOME FUNDS 75 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA4719,
3.50%, 9/20/47	$734	$667
Pool #MA4778,
3.50%, 10/20/47	462	419
Pool #MA4838,
4.00%, 11/20/47	65	61
Pool #MA4900,
3.50%, 12/20/47	464	421
Pool #MA4962,
3.50%, 1/20/48	430	390
Pool #MA4963,
4.00%, 1/20/48	158	148
Pool #MA5021,
4.50%, 2/20/48	213	206
Pool #MA5077,
3.50%, 3/20/48	501	455
Pool #MA5137,
4.00%, 4/20/48	67	63
Pool #MA5191,
3.50%, 5/20/48	292	266
Pool #MA5264,
4.00%, 6/20/48	169	158
Pool #MA5265,
4.50%, 6/20/48	168	162
Pool #MA5266,
5.00%, 6/20/48	221	218
Pool #MA5330,
4.00%, 7/20/48	223	208
Pool #MA5331,
4.50%, 7/20/48	340	328
Pool #MA5398,
4.00%, 8/20/48	157	146
Pool #MA5399,
4.50%, 8/20/48	169	162
Pool #MA5466,
4.00%, 9/20/48	383	358
Pool #MA5467,
4.50%, 9/20/48	198	190
Pool #MA5528,
4.00%, 10/20/48	220	206
Pool #MA5529,
4.50%, 10/20/48	194	186
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA5595,
4.00%, 11/20/48	$77	$72
Pool #MA5653,
5.00%, 12/20/48	249	246
Pool #MA5818,
4.50%, 3/20/49	196	188
Pool #MA5931,
4.00%, 5/20/49	398	372
Pool #MA5985,
3.50%, 6/20/49	417	378
Pool #MA6040,
4.00%, 7/20/49	474	443
Pool #MA6218,
3.00%, 10/20/49	689	604
Pool #MA6283,
3.00%, 11/20/49	1,047	917
Pool #MA6310,
3.00%, 12/20/34	40	37
Pool #MA6337,
2.50%, 12/20/49	147	124
Pool #MA6338,
3.00%, 12/20/49	1,565	1,371
Pool #MA6339,
3.50%, 12/20/49	801	725
Pool #MA6408,
2.50%, 1/20/50	387	327
Pool #MA6409,
3.00%, 1/20/50	450	395
Pool #MA6410,
3.50%, 1/20/50	805	729
Pool #MA6654,
2.00%, 5/20/50	1,156	939
Pool #MA6655,
2.50%, 5/20/50	322	272
Pool #MA6709,
2.50%, 6/20/50	1,495	1,260
Pool #MA6765,
2.50%, 7/20/50	1,722	1,452
Pool #MA6819,
2.50%, 8/20/50	958	808
Pool #MA6820,
3.00%, 8/20/50	746	652
NORTHERN FUNDS QUARTERLY REPORT  76 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA6865,
2.50%, 9/20/50	$744	$627
Pool #MA6866,
3.00%, 9/20/50	4,768	4,170
Pool #MA6930,
2.00%, 10/20/50	1,139	923
Pool #MA6931,
2.50%, 10/20/50	2,418	2,037
Pool #MA6994,
2.00%, 11/20/50	1,487	1,205
Pool #MA6995,
2.50%, 11/20/50	1,189	1,002
Pool #MA7051,
2.00%, 12/20/50	1,983	1,607
Pool #MA7052,
2.50%, 12/20/50	1,361	1,147
Pool #MA7135,
2.00%, 1/20/51	2,687	2,177
Pool #MA7136,
2.50%, 1/20/51	1,562	1,315
Pool #MA7164,
2.00%, 2/20/36	331	294
Pool #MA7192,
2.00%, 2/20/51	3,140	2,542
Pool #MA7254,
2.00%, 3/20/51	3,479	2,817
Pool #MA7311,
2.00%, 4/20/51	2,140	1,732
Pool #MA7312,
2.50%, 4/20/51	1,335	1,123
Pool #MA7366,
2.00%, 5/20/51	802	649
Pool #MA7367,
2.50%, 5/20/51	2,071	1,741
Pool #MA7417,
2.00%, 6/20/51	3,176	2,570
Pool #MA7418,
2.50%, 6/20/51	1,445	1,214
Pool #MA7471,
2.00%, 7/20/51	2,896	2,344
Pool #MA7472,
2.50%, 7/20/51	2,252	1,893
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA7534,
2.50%, 8/20/51	$1,990	$1,673
Pool #MA7535,
3.00%, 8/20/51	938	819
Pool #MA7588,
2.00%, 9/20/51	1,582	1,280
Pool #MA7589,
2.50%, 9/20/51	3,115	2,619
Pool #MA7590,
3.00%, 9/20/51	1,017	887
Pool #MA7647,
1.50%, 10/20/51	412	321
Pool #MA7649,
2.50%, 10/20/51	1,512	1,271
Pool #MA7704,
2.00%, 11/20/51	1,638	1,326
Pool #MA7705,
2.50%, 11/20/51	1,611	1,354
Pool #MA7880,
2.00%, 2/20/52	1,702	1,378
Pool #MA7881,
2.50%, 2/20/52	1,258	1,058
Pool #MA7936,
2.50%, 3/20/52	843	709
Pool #MA7988,
3.00%, 4/20/52	1,713	1,492
Pool #MA7989,
3.50%, 4/20/52	522	468
Pool #MA8148,
3.00%, 7/20/52	604	527
Pool #MA8151,
4.50%, 7/20/52	1,772	1,687
Pool #MA8199,
3.50%, 8/20/52	968	869
Pool #MA8201,
4.50%, 8/20/52	714	680
Pool #MA8266,
3.50%, 9/20/52	900	808
Pool #MA8267,
4.00%, 9/20/52	1,810	1,673
Pool #MA8268,
4.50%, 9/20/52	900	857
FIXED INCOME FUNDS 77 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA8429,
5.50%, 11/20/52	$264	$262
Pool #MA8430,
6.00%, 11/20/52	81	81
Pool #MA8489,
4.50%, 12/20/52	1,848	1,759
Pool #MA8490,
5.00%, 12/20/52	1,812	1,767
Pool #MA8491,
5.50%, 12/20/52	1,761	1,749
Pool #MA8492,
6.00%, 12/20/52	478	480
Pool #MA8569,
5.00%, 1/20/53	1,835	1,789
Pool #MA8723,
4.00%, 3/20/53	1,754	1,621
Pool #MA8945,
4.00%, 6/20/53	285	264
Pool #MA8947,
5.00%, 6/20/53	961	936
Pool #MA8948,
5.50%, 6/20/53	941	934
Pool #MA8949,
6.00%, 6/20/53	2,177	2,187
Pool #MA8950,
6.50%, 6/20/53	1,147	1,166
Pool #MA9015,
4.50%, 7/20/53	968	920
Pool #MA9016,
5.00%, 7/20/53	2,319	2,261
Pool #MA9017,
5.50%, 7/20/53	1,526	1,514
Pool #MA9106,
5.50%, 8/20/53	963	955
Pool #MA9107,
6.00%, 8/20/53	462	464
Pool #MA9240,
5.00%, 10/20/53	786	766
Pool #MA9241,
5.50%, 10/20/53	782	777
Pool #MA9242,
6.00%, 10/20/53	970	974
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.0% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA9243,
6.50%, 10/20/53	$477	$484
Pool #MA9244,
7.00%, 10/20/53	466	475
Pool #MA9305,
5.50%, 11/20/53	1,279	1,269
Pool #MA9306,
6.00%, 11/20/53	686	689
Pool #MA9307,
6.50%, 11/20/53	488	495
Pool #MA9366,
7.50%, 12/20/53	195	199
Pool #MA9424,
6.00%, 1/20/54	494	496
Pool #MA9425,
6.50%, 1/20/54	1,181	1,199
Pool #MA9426,
7.00%, 1/20/54	686	699
Pool #MA9604,
5.00%, 4/20/54	399	388
Pool #MA9605,
5.50%, 4/20/54	498	494
Pool #MA9606,
6.00%, 4/20/54	795	799
		129,973
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,050	1,088
Total U.S. Government Agencies
(Cost $707,533)		621,833

U.S. GOVERNMENT OBLIGATIONS – 42.3%
U.S. Treasury Bonds – 8.7%
4.50%, 2/15/36	700	713
4.75%, 2/15/37	500	519
5.00%, 5/15/37	500	531
4.38%, 2/15/38	500	499
4.50%, 5/15/38	1,000	1,010
3.50%, 2/15/39	1,000	900
4.25%, 5/15/39	1,100	1,075
4.50%, 8/15/39	1,000	1,003
4.38%, 11/15/39	1,000	989
4.63%, 2/15/40	1,000	1,016
1.13%, 5/15/40	4,000	2,461
NORTHERN FUNDS QUARTERLY REPORT  78 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.3%continued
U.S. Treasury Bonds – 8.7%continued
4.38%, 5/15/40	$1,000	$986
1.13%, 8/15/40	4,500	2,740
3.88%, 8/15/40	1,000	927
1.38%, 11/15/40	5,000	3,155
4.25%, 11/15/40	1,000	969
1.88%, 2/15/41	6,000	4,105
4.75%, 2/15/41	1,000	1,027
2.25%, 5/15/41	5,000	3,618
4.38%, 5/15/41	1,000	981
1.75%, 8/15/41	5,500	3,634
3.75%, 8/15/41	1,000	903
2.00%, 11/15/41	5,000	3,435
3.13%, 11/15/41	1,500	1,236
2.38%, 2/15/42	4,750	3,458
3.13%, 2/15/42	1,000	821
3.00%, 5/15/42	750	602
3.25%, 5/15/42	4,000	3,326
2.75%, 8/15/42	1,500	1,154
3.38%, 8/15/42	3,500	2,956
2.75%, 11/15/42	2,000	1,533
4.00%, 11/15/42	3,000	2,765
3.13%, 2/15/43	1,000	810
3.88%, 2/15/43	3,500	3,164
2.88%, 5/15/43	3,000	2,330
3.88%, 5/15/43	3,500	3,158
3.63%, 8/15/43	2,000	1,738
4.38%, 8/15/43	3,300	3,185
3.75%, 11/15/43	2,000	1,768
4.75%, 11/15/43	3,000	3,040
3.63%, 2/15/44	2,000	1,732
4.50%, 2/15/44	3,000	2,943
3.38%, 5/15/44	1,000	833
4.63%, 5/15/44	1,500	1,497
3.13%, 8/15/44	2,500	1,998
3.00%, 11/15/44	2,500	1,952
2.50%, 2/15/45	3,000	2,140
3.00%, 5/15/45	1,500	1,166
2.88%, 8/15/45	2,000	1,519
3.00%, 11/15/45	1,250	968
2.50%, 2/15/46	2,500	1,761
2.50%, 5/15/46	2,500	1,757
2.25%, 8/15/46	3,000	2,000
2.88%, 11/15/46	1,500	1,126
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.3%continued
U.S. Treasury Bonds – 8.7%continued
3.00%, 2/15/47	$2,500	$1,916
3.00%, 5/15/47	2,000	1,530
2.75%, 8/15/47	3,000	2,185
2.75%, 11/15/47	3,000	2,181
3.00%, 2/15/48	3,500	2,663
3.13%, 5/15/48	3,500	2,722
3.00%, 8/15/48	4,000	3,035
3.38%, 11/15/48	4,000	3,249
3.00%, 2/15/49	4,500	3,408
2.88%, 5/15/49	3,800	2,807
2.25%, 8/15/49	4,000	2,585
2.38%, 11/15/49	4,000	2,656
2.00%, 2/15/50	4,500	2,733
1.25%, 5/15/50	5,500	2,726
1.38%, 8/15/50	6,000	3,070
1.63%, 11/15/50	6,000	3,285
1.88%, 2/15/51	6,500	3,796
2.38%, 5/15/51	6,500	4,281
2.00%, 8/15/51	6,300	3,784
1.88%, 11/15/51	5,800	3,367
2.25%, 2/15/52	5,500	3,504
2.88%, 5/15/52	5,100	3,738
3.00%, 8/15/52	5,000	3,761
4.00%, 11/15/52	5,000	4,555
3.63%, 2/15/53	5,000	4,253
3.63%, 5/15/53	5,000	4,255
4.13%, 8/15/53	5,500	5,122
4.75%, 11/15/53	5,500	5,686
4.25%, 2/15/54	6,000	5,713
4.63%, 5/15/54	3,500	3,549
		199,747
U.S. Treasury Notes – 33.6%
3.00%, 7/15/25	5,000	4,895
0.25%, 7/31/25	5,000	4,748
4.75%, 7/31/25	5,000	4,982
2.00%, 8/15/25	5,000	4,835
3.13%, 8/15/25	5,000	4,895
0.25%, 8/31/25	5,000	4,731
5.00%, 8/31/25	5,000	4,996
3.00%, 9/30/25	5,000	4,878
5.00%, 9/30/25	5,000	4,998
4.25%, 10/15/25	5,000	4,953
0.25%, 10/31/25	5,000	4,699
FIXED INCOME FUNDS 79 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.3%continued
U.S. Treasury Notes – 33.6%continued
4.50%, 11/15/25	$10,000	$9,939
2.88%, 11/30/25	5,000	4,861
4.88%, 11/30/25	10,000	9,989
2.63%, 12/31/25	5,000	4,837
4.25%, 12/31/25	5,000	4,952
3.88%, 1/15/26	5,000	4,925
0.38%, 1/31/26	5,000	4,660
4.25%, 1/31/26	5,000	4,952
1.63%, 2/15/26	5,000	4,749
4.00%, 2/15/26	5,000	4,932
0.50%, 2/28/26	5,000	4,656
4.63%, 2/28/26	6,000	5,978
4.63%, 3/15/26	5,000	4,983
0.75%, 3/31/26	5,000	4,663
4.50%, 3/31/26	5,000	4,974
0.75%, 4/30/26	5,000	4,650
4.88%, 4/30/26	5,000	5,007
1.63%, 5/15/26	5,000	4,721
3.63%, 5/15/26	10,000	9,796
0.75%, 5/31/26	5,000	4,637
4.88%, 5/31/26	10,000	10,020
4.13%, 6/15/26	5,000	4,943
0.88%, 6/30/26	10,000	9,277
4.50%, 7/15/26	5,000	4,979
1.50%, 8/15/26	10,000	9,358
4.38%, 8/15/26	5,000	4,967
0.75%, 8/31/26	5,000	4,598
4.63%, 9/15/26	5,000	4,993
1.63%, 9/30/26	5,000	4,680
4.63%, 10/15/26	10,000	9,991
1.13%, 10/31/26	10,000	9,229
2.00%, 11/15/26	10,000	9,410
4.63%, 11/15/26	10,000	9,995
1.25%, 11/30/26	5,000	4,618
4.38%, 12/15/26	5,000	4,971
1.25%, 12/31/26	5,000	4,609
1.50%, 1/31/27	10,000	9,255
2.25%, 2/15/27	5,000	4,714
1.13%, 2/28/27	5,000	4,572
4.25%, 3/15/27	5,000	4,960
2.50%, 3/31/27	5,000	4,739
2.75%, 4/30/27	5,000	4,764
2.38%, 5/15/27	5,000	4,709
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.3%continued
U.S. Treasury Notes – 33.6%continued
0.50%, 5/31/27	$5,000	$4,455
4.50%, 6/15/27	4,500	4,513
3.25%, 6/30/27	5,000	4,824
2.75%, 7/31/27	10,000	9,495
2.25%, 8/15/27	7,500	7,008
0.50%, 8/31/27	5,000	4,415
4.13%, 9/30/27	5,000	4,943
0.50%, 10/31/27	5,000	4,389
4.13%, 10/31/27	5,000	4,944
2.25%, 11/15/27	5,000	4,651
0.63%, 11/30/27	5,000	4,396
0.63%, 12/31/27	5,000	4,382
3.88%, 12/31/27	5,000	4,904
0.75%, 1/31/28	5,000	4,390
3.50%, 1/31/28	5,000	4,842
2.75%, 2/15/28	5,000	4,714
4.00%, 2/29/28	5,000	4,924
1.25%, 3/31/28	5,000	4,453
3.63%, 3/31/28	5,000	4,859
1.25%, 4/30/28	5,500	4,887
3.50%, 4/30/28	5,000	4,836
2.88%, 5/15/28	5,000	4,724
3.63%, 5/31/28	5,000	4,858
1.25%, 6/30/28	5,000	4,423
4.00%, 6/30/28	5,000	4,924
1.00%, 7/31/28	5,000	4,367
4.13%, 7/31/28	5,000	4,947
2.88%, 8/15/28	5,000	4,711
1.13%, 8/31/28	5,000	4,381
4.38%, 8/31/28	5,000	4,994
1.25%, 9/30/28	5,000	4,394
4.63%, 9/30/28	5,000	5,042
1.38%, 10/31/28	5,000	4,409
4.88%, 10/31/28	5,000	5,093
3.13%, 11/15/28	5,000	4,748
1.50%, 11/30/28	5,000	4,425
4.38%, 11/30/28	5,000	4,999
1.38%, 12/31/28	5,000	4,391
3.75%, 12/31/28	5,000	4,872
1.75%, 1/31/29	5,000	4,458
4.00%, 1/31/29	5,000	4,923
2.63%, 2/15/29	5,000	4,635
1.88%, 2/28/29	5,000	4,477
NORTHERN FUNDS QUARTERLY REPORT  80 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.3%continued
U.S. Treasury Notes – 33.6%continued
4.25%, 2/28/29	$5,000	$4,978
2.38%, 3/31/29	5,000	4,574
4.13%, 3/31/29	5,000	4,949
2.88%, 4/30/29	5,000	4,676
4.63%, 4/30/29	5,000	5,057
2.38%, 5/15/29	5,000	4,566
2.75%, 5/31/29	5,000	4,645
4.50%, 5/31/29	5,000	5,034
3.25%, 6/30/29	5,000	4,750
4.25%, 6/30/29	5,000	4,979
1.63%, 8/15/29	5,000	4,381
3.13%, 8/31/29	5,000	4,716
3.88%, 9/30/29	5,000	4,886
3.88%, 11/30/29	5,000	4,884
1.50%, 2/15/30	5,000	4,291
3.50%, 4/30/30	5,000	4,780
0.63%, 5/15/30	5,000	4,042
3.75%, 5/31/30	5,000	4,842
0.63%, 8/15/30	5,000	4,007
4.88%, 10/31/30	5,000	5,141
0.88%, 11/15/30	5,000	4,044
4.00%, 1/31/31	5,000	4,899
1.13%, 2/15/31	5,000	4,089
4.13%, 3/31/31	5,000	4,934
4.63%, 4/30/31	5,000	5,081
4.63%, 5/31/31	10,000	10,163
1.25%, 8/15/31	10,000	8,116
1.38%, 11/15/31	10,000	8,134
1.88%, 2/15/32	2,500	2,099
2.88%, 5/15/32	10,000	9,010
4.13%, 11/15/32	10,000	9,832
3.50%, 2/15/33	15,000	14,059
3.38%, 5/15/33	15,000	13,901
3.88%, 8/15/33	15,000	14,431
4.50%, 11/15/33	15,000	15,138
4.00%, 2/15/34	25,000	24,266
4.38%, 5/15/34	5,000	5,002
		774,617
Total U.S. Government Obligations
(Cost $1,048,318)		974,364

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.5%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	$110	$104
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	177
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	176
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,052
7.63%, 3/1/40	405	480
7.60%, 11/1/40	100	120
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	313
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	173
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	106
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	85
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(7)	500	438
		3,120
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	317
FIXED INCOME FUNDS 81 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	$30	$30
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	93	101
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	64	70
7.06%, 4/1/57	282	315
		486
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	281	311
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	147
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	664	651
		1,109
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	241
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	103
		344
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	99
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	$200	$225
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	218
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	146
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	146
		510
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Build America Revenue Bonds,
7.34%, 11/15/39	75	89
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	66
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	203
5.72%, 6/15/42	250	252
New York City Transitional Finance Authority Future Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	280	284
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	100
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	252
NORTHERN FUNDS QUARTERLY REPORT  82 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
New York – 0.1%continued
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	$75	$76
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	90	91
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	363
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	207
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	239
		2,222
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	215
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	391
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	182
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(4)	200	180
		968
Oregon – 0.0%
Oregon State Department of Transportation Highway User TRB, Federally Taxable Build America Bonds,
5.83%, 11/15/34	200	205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	$200	$199
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	109
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	170
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	201
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	142
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	208
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	206
Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	300
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	96
		1,323
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	300	179
FIXED INCOME FUNDS 83 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	$80	$81
Total Municipal Bonds
(Cost $11,608)		11,630

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII (14) (15) *	50,000	$—
Total Other
(Cost $39)		—

INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(16) (17)	43,880,336	43,880
Total Investment Companies
(Cost $43,880)		43,880

Total Investments – 100.6%
(Cost $2,530,440)		2,320,359
Liabilities less Other Assets – (0.6%)		(14,587)
NET ASSETS – 100.0%		$2,305,772

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2024, the value of these securities amounted to approximately $8,259,000 or 0.4% of net assets.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2024.
(4)	Century bond maturing in 2111.
(5)	Century bond maturing in 2114.
(6)	Century bond maturing in 2116.
(7)	Century bond maturing in 2112.
(8)	Investment in affiliate.
(9)	Principal Amount and Value rounds to less than one thousand.
(10)	Zero coupon bond.
(11)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(12)	Variable or floating rate security. Rate as of June 30, 2024 is disclosed.
(13)	When-Issued Security. Coupon rate is not in effect at June 30, 2024.
(14)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(15)	Issuer has defaulted on terms of debt obligation.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of June 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

REIT - Real Estate Investment Trust

S&P - Standard & Poor's

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  84 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued	June 30, 2024 (UNAUDITED)
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	0.8%
Corporate Bonds	21.0%
Foreign Issuer Bonds	6.6%
U.S. Government Agencies	27.0%
U.S. Government Obligations	42.3%
Municipal Bonds	0.5%
Investment Companies	1.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$11,544	$—	$11,544
Commercial Mortgage-Backed Securities	—	19,670	—	19,670
Corporate Bonds(1)	—	484,036	—	484,036
Foreign Issuer Bonds(1)	—	153,402	—	153,402
U.S. Government Agencies(1)	—	621,833	—	621,833
U.S. Government Obligations(1)	—	974,364	—	974,364
Municipal Bonds(1)	—	11,630	—	11,630
Investment Companies	43,880	—	—	43,880
Total Investments	$43,880	$2,276,479	$—	$2,320,359

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$528	$—	$—	$(23)	$7	$505	$500,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	27,962	118,928	103,010	—	297	43,880	43,880,336
Total	$28,490	$118,928	$103,010	$(23)	$304	$44,385	44,380,336
FIXED INCOME FUNDS 85 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	June 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 1.2%
U.S. Treasury Notes – 1.2%
4.00%, 2/15/34	$3,020	$2,931
Total U.S. Government Obligations
(Cost $2,869)		2,931

MUNICIPAL BONDS – 88.2%
California – 88.2%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	2,000	2,093
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,027
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,804
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	6,995	6,857
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-11,
4/1/32(3)	795	911
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,506
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	1,400	1,408
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 8/1/29(1) (2)	750	791
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	325	337
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%continued
California – 88.2%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	$1,664	$1,590
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,928	1,922
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	767
California School Finance Authority School Facility Revenue Refunding Bonds, Granada Hills Charter Obligated Group,
4.00%, 7/1/38	465	446
California State Department of VA Home Purchase Taxable Revenue Refunding Bonds, Series A,
0.92%, 12/1/25	1,000	941
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/32	2,875	3,265
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,440
California State G.O. Unlimited Bonds,
5.00%, 11/1/32	1,540	1,718
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	4,000	4,215
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	5,000	5,172
California State Health Facilities Financing Authority Revenue Bonds, Series A, Commonspirit Health,
5.00%, 12/1/29	325	355
NORTHERN FUNDS QUARTERLY REPORT  86 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%continued
California – 88.2%continued
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(4)	$1,200	$1,231
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	3,000	2,966
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	256
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(1) (2)	2,450	2,375
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, Scripps Health,
5.00%, 11/15/27	1,125	1,196
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,574
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(4)	1,215	1,266
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	1,855	2,055
California State Health Facilities Financing Authority Variable Revenue Bonds, Series B-2, Scripps Health,
5.00%, 2/4/31(1) (2)	1,350	1,492
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/25(1) (2)	600	594
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%continued
California – 88.2%continued
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/33	$200	$223
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,065
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	3,000	2,644
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,303	2,823
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	799
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,397
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	375
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,556
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
5.00%, 8/1/31	1,500	1,691
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	6,630	7,204
FIXED INCOME FUNDS 87 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%continued
California – 88.2%continued
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	$1,500	$1,541
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	3,500	3,611
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	728
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	805
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	1,000	926
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,396
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/28	1,300	1,403
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series B (AGM Insured),
5.00%, 8/1/32	4,610	5,318
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,053
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	3,985	3,184
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,
3.00%, 8/1/39	2,000	1,817
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A,
5.00%, 4/1/29	300	328
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%continued
California – 88.2%continued
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/32	$580	$665
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	940
2.53%, 6/1/28	1,500	1,358
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,567
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,120
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,350
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,097
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	2,200	2,018
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/36	2,975	3,173
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,704
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	2,692
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,540
NORTHERN FUNDS QUARTERLY REPORT  88 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%continued
California – 88.2%continued
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	$2,000	$2,112
5.00%, 5/15/44	1,500	1,554
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,087
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	3,435	3,571
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	650
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,956
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment and Real Property,
5.00%, 5/1/30	600	670
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election 2008 (BAM Insured),
5.00%, 7/1/31	1,500	1,602
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	203
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
5.00%, 7/1/27	3,050	3,223
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	385	301
4.00%, 9/1/51	1,000	883
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	2,920	3,220
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%continued
California – 88.2%continued
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/27	$1,130	$1,154
5.00%, 10/1/28	2,770	2,826
Moreland School District Refunding Bonds, Series A,
8/1/32(3)	1,300	1,497
Moulton-Niguel Water District COPS,
2.25%, 9/1/45	2,800	1,906
Mountain View Los Altos Union High School District G.O. Unlimited Convertible CABS, Series A, Election of 2010,
5.15%, 8/1/30	2,250	2,486
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,448
3.00%, 8/1/40	2,325	2,000
3.00%, 8/1/41	2,590	2,208
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,226
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,065
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(4)	3,000	3,123
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,098
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,852
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/39	800	706
3.00%, 9/1/40	875	760
FIXED INCOME FUNDS 89 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%continued
California – 88.2%continued
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	$2,295	$2,207
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	2,230	1,954
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	608
5.00%, 7/1/31	500	537
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	732
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,038
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	894
5.00%, 7/1/37	1,000	1,049
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,334
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	4,415	4,411
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	399
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,443
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	1,000	1,009
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	4,816
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%continued
California – 88.2%continued
San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.30%, 3/1/28	$725	$643
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/36	1,000	1,158
San Leandro Unified School District G.O. Unlimited Bonds, Series B, Election 2016 (BAM Insured),
5.00%, 8/1/32	560	603
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/40	500	445
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,267
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	832
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(4)	1,145	1,176
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,027
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,785
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,113
Stockton PFA Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	575
5.00%, 3/1/33	600	622
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	489
5.00%, 10/1/34	600	629
NORTHERN FUNDS QUARTERLY REPORT  90 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%continued
California – 88.2%continued
University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,
2.46%, 5/15/26	$1,785	$1,704
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/31	710	783
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	700	733
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,501
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 9/1/25(4)	1,000	1,022
		216,606
Total Municipal Bonds
(Cost $233,382)		216,606

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 7.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(5) (6)	18,579,448	$18,579
Total Investment Companies
(Cost $18,579)		18,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.2%
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.13%, 4/1/25(1) (2)	$8,000	$7,876
Total Short-Term Investments
(Cost $7,986)		7,876

Total Investments – 100.1%
(Cost $262,816)		245,992
Liabilities less Other Assets – (0.1%)		(318)
NET ASSETS – 100.0%		$245,674

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2024 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2024.
(4)	Maturity date represents the prerefunded date.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

MFH - Multi-Family Housing

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Obligations	1.2%
Municipal Bonds	88.2%
Investment Companies	7.5%
Short-Term Investments	3.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
FIXED INCOME FUNDS 91 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations	$—	$2,931	$—	$2,931
Municipal Bonds	—	216,606	—	216,606
Investment Companies	18,579	—	—	18,579
Short-Term Investments	—	7,876	—	7,876
Total Investments	$18,579	$227,413	$—	$245,992
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$534	$37,575	$19,530	$58	$18,579	$18,579,448
NORTHERN FUNDS QUARTERLY REPORT  92 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 98.4%
California – 98.4%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$523
Bay Area Toll Authority Revenue Refunding Bonds, San Francisco Bay Area Subordinate Toll Bridge,
4.00%, 4/1/35	2,400	2,411
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	1,000	1,099
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3)	3,675	3,602
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,
5.25%, 2/15/27(1)	1,500	1,584
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3)	600	604
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	905
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	331
California Housing Finance Agency Affordable Housing Revenue Bonds, Series A-1, Sustainability Bonds (FHA Insured),
3.20%, 2/1/25	550	549
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,189	1,136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%continued
California – 98.4%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	$482	$480
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
3.00%, 12/1/51	600	434
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/31	1,040	1,167
5.00%, 11/1/32	905	1,028
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	965
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	246
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/25	550	562
5.00%, 9/1/26	3,150	3,271
5.00%, 12/1/26	2,000	2,087
5.00%, 9/1/42	1,000	1,114
California State G.O. Unlimited Refunding Bonds, Bidding Group A,
5.00%, 9/1/25	2,125	2,172
California State G.O. Unlimited Refunding Bonds, Group B,
5.00%, 10/1/28	790	851
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	2,000	1,977
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	410	427
FIXED INCOME FUNDS 93 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%continued
California – 98.4%continued
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(2) (3)	$225	$249
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/47	1,000	1,058
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	646
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3)	3,500	3,325
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3)	2,000	1,763
California State Municipal Finance Authority Lease Revenue Bonds, Orange County Civic Center Infrastructure Improvement Program,
5.00%, 6/1/32	1,500	1,597
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	222
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/49	1,000	776
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	500	537
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,055
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%continued
California – 98.4%continued
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	$175	$164
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,037
5.00%, 5/15/43	1,000	1,027
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/51	800	682
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	1,500	1,630
3.00%, 5/15/51	1,225	943
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	2,000	2,063
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	476
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,719
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	1,000	1,000
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	434
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	625	579
NORTHERN FUNDS QUARTERLY REPORT  94 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%continued
California – 98.4%continued
East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 8/1/26	$1,700	$1,768
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,369
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	243
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,286
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/31	295	334
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,540
Los Angeles Community College District 2008 Election G.O. Unlimited Refunding Bonds, Series K,
4.00%, 8/1/39	2,915	2,896
Los Angeles Community College District G.O. Unlimited Bonds, Series D, 2016 Election Bonds,
5.00%, 8/1/25	1,050	1,071
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	800	734
Los Angeles County Community Facilities District No. 2021-01 Special TRB, Valencia Facilities,
5.00%, 9/1/52	500	510
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/34	525	562
5.00%, 7/1/36	2,000	2,133
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%continued
California – 98.4%continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	$1,600	$1,086
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,088
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,051
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	518
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	522
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,096
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	540
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	519
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	579
5.00%, 7/1/51	1,000	1,074
Los Angeles Wastewater System Revenue Bonds, Series A,
5.00%, 6/1/43	2,000	2,000
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	830
FIXED INCOME FUNDS 95 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%continued
California – 98.4%continued
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	$1,450	$1,527
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	129
4.00%, 9/1/51	430	380
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,168
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 10/1/38	405	455
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(2) (3)	1,990	2,195
Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/48	1,000	1,094
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,258
Mountain View-Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	516
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(4)	7,000	5,174
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/49(2) (3)	3,500	3,500
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/42	1,000	1,042
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,049
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%continued
California – 98.4%continued
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38	$5,000	$5,704
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	1,865	1,526
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,372
Riverside County Public Financing Authority Lease Revenue Bonds, Capital Facilities Project, Prerefunded,
5.00%, 11/1/25(1)	1,500	1,538
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	720
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,073
Sacramento Municipal Utility District Electric Revenue Refunding Bonds, Series L,
5.00%, 8/15/27	500	531
San Diego Unified School District Sustainable G.O. Unlimited Bonds,
5.00%, 7/1/53	475	521
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,529
5.00%, 5/1/49	1,000	1,021
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,027
5.00%, 5/1/50	1,500	1,530
NORTHERN FUNDS QUARTERLY REPORT  96 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%continued
California – 98.4%continued
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	$915	$979
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	1,000
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/52	1,000	965
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	477
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/41	1,000	1,024
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,404
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	500	505
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	813
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	519
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	500	563
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,398
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%continued
California – 98.4%continued
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/41	$300	$263
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,114
Santa Cruz County Capital Financing Authority Lease Revenue Bonds, Series A-1,
4.00%, 6/1/32	300	302
4.00%, 6/1/34	330	331
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	514
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,857
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	831
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds, Escrowed to Maturity (AGM Insured),
5.00%, 9/1/32	15	16
Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	650	693
Stockton PFA Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	259
5.00%, 3/1/33	245	254
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	704
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,025
FIXED INCOME FUNDS 97 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%continued
California – 98.4%continued
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	$805	$887
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/34	85	91
University Of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/35	1,500	1,739
University of California Revenue Refunding Bonds, Series BH,
4.00%, 5/15/46	2,000	1,998
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,610
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,192
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	585	620
5.00%, 8/1/28	620	670
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	300	314
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	625	709
		145,075
Total Municipal Bonds
(Cost $152,943)		145,075

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(5) (6)	815,898	$816
Total Investment Companies
(Cost $816)		816

Total Investments – 99.0%
(Cost $153,759)		145,891
Other Assets less Liabilities – 1.0%		1,505
NET ASSETS – 100.0%		$147,396

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2024 is disclosed.

(4)	Zero coupon bond.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  98 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued	June 30, 2024 (UNAUDITED)
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	98.4%
Investment Companies	0.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$145,075	$—	$145,075
Investment Companies	816	—	—	816
Total Investments	$816	$145,075	$—	$145,891
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,151	$14,976	$15,311	$20	$816	$815,898
FIXED INCOME FUNDS 99 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

CORE BOND FUND	June 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 6.1%
Auto Loan – 2.0%
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	$296	$297
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	130	130
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	150	150
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	80	79
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	160	158
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	110	111
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	150	150
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	200	198
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	140	139
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	110	110
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	250	251
		1,773
Credit Card – 0.3%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	230	226
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	77	77
		303
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.1%continued
Other – 1.4%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	$100	$99
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	280	280
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	120	121
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	282	281
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	35	35
MMAF Equipment Finance LLC, Series 2022-B, Class A4
5.67%, 10/9/48(1)	160	160
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	250	249
		1,225
Whole Loan – 2.4%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.79% on 2/25/27), 4.75%, 9/26/67(1) (2)	249	244
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1)	272	225
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1)	221	211
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1)	276	218
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	215	214
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	300	300
NORTHERN FUNDS QUARTERLY REPORT  100 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.1%continued
Whole Loan – 2.4%continued
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	$91	$86
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	667	620
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	78	73
		2,191
Total Asset-Backed Securities
(Cost $5,557)		5,492

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non Agency – 1.2%
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	140	145
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	210	219
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	260	268
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	260	261
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	80	76
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	90	85
		1,054
Total Commercial Mortgage-Backed Securities
(Cost $1,050)		1,054

CORPORATE BONDS – 22.5%
Aerospace & Defense – 0.2%
Boeing (The) Co.,
6.30%, 5/1/29 (1)	45	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.5% continued
Aerospace & Defense – 0.2%continued
5.81%, 5/1/50	$60	$54
6.86%, 5/1/54 (1)	110	113
		213
Asset Management – 2.0%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	166	160
Ares Capital Corp.,
5.95%, 7/15/29	320	315
BlackRock Funding, Inc.,
5.00%, 3/14/34	370	367
Blackstone Private Credit Fund,
2.63%, 12/15/26	300	274
5.95%, 7/16/29 (1)	320	313
Blue Owl Credit Income Corp.,
6.60%, 9/15/29 (1)	320	316
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	28	25
		1,770
Automotive – 0.2%
Ford Motor Credit Co. LLC,
6.80%, 11/7/28	200	207
Banking – 5.2%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (3)	165	168
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (3)	66	57
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (3)	84	71
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (3)	354	299
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (3)	210	174
Citibank N.A.,
5.57%, 4/30/34	250	254
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (3)	131	124
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (3)	133	127
(Variable, U.S. SOFR + 2.06%), 5.83%, 2/13/35 (3)	180	178
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (3)	170	169
FIXED INCOME FUNDS 101 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.5% continued
Banking – 5.2%continued
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (3)	$130	$133
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (3)	157	128
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (3)	252	245
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (3)	140	148
KeyBank N.A.,
5.00%, 1/26/33	210	194
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (3)	160	168
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (3)	74	69
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (3)	318	347
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.14%), 6.34%, 5/31/35 (3)	330	329
Truist Financial Corp.,
3.70%, 6/5/25	112	110
(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (3)	460	464
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (3)	281	285
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (3)	159	146
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (3)	230	229
		4,616
Beverages – 0.1%
Constellation Brands, Inc.,
2.88%, 5/1/30	89	79
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.5% continued
Cable & Satellite – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	$44	$42
6.38%, 10/23/35	125	122
		164
Chemicals – 0.3%
Bayport Polymers LLC,
4.74%, 4/14/27 (1)	248	239
NewMarket Corp.,
2.70%, 3/18/31	61	50
		289
Construction Materials – 0.3%
Owens Corning,
5.70%, 6/15/34	260	262
Containers & Packaging – 0.1%
Packaging Corp. of America,
5.70%, 12/1/33	92	93
Electric Utilities – 2.7%
Ameren Corp.,
3.50%, 1/15/31	188	170
Avangrid, Inc.,
3.80%, 6/1/29	94	87
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	130	103
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	242	222
5.38%, 5/15/34	230	231
Duke Energy Progress LLC,
3.40%, 4/1/32	114	101
5.25%, 3/15/33	173	173
Entergy Texas, Inc.,
1.75%, 3/15/31	107	86
Eversource Energy,
1.65%, 8/15/30	129	104
Florida Power & Light Co.,
5.10%, 4/1/33	178	177
National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	74	68
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	117	100
NORTHERN FUNDS QUARTERLY REPORT  102 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.5% continued
Electric Utilities – 2.7%continued
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	$66	$60
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	74	70
Pacific Gas and Electric Co.,
4.55%, 7/1/30	92	87
PacifiCorp,
5.45%, 2/15/34	230	227
San Diego Gas & Electric Co.,
1.70%, 10/1/30	150	123
Southern (The) Co.,
3.70%, 4/30/30	87	80
Virginia Electric and Power Co.,
2.40%, 3/30/32	92	76
Xcel Energy, Inc.,
2.60%, 12/1/29	89	78
		2,423
Electrical Equipment – 0.2%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	91	75
Keysight Technologies, Inc.,
3.00%, 10/30/29	84	75
Trane Technologies Financing Ltd.,
5.10%, 6/13/34	60	60
		210
Entertainment Content – 0.1%
Discovery Communications LLC,
3.63%, 5/15/30	140	123
Food – 0.5%
Campbell Soup Co.,
2.38%, 4/24/30	102	88
Flowers Foods, Inc.,
2.40%, 3/15/31	74	62
McCormick & Co., Inc.,
1.85%, 2/15/31	130	105
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	97	78
Tyson Foods, Inc.,
4.35%, 3/1/29	97	93
		426
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.5% continued
Gas & Water Utilities – 0.3%
NiSource, Inc.,
3.60%, 5/1/30	$143	$131
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	133	108
		239
Health Care Facilities & Services – 0.9%
CVS Health Corp.,
5.25%, 1/30/31	148	146
5.30%, 6/1/33	345	337
Elevance Health, Inc.,
5.38%, 6/15/34	125	126
UnitedHealth Group, Inc.,
2.30%, 5/15/31	97	82
Universal Health Services, Inc.,
2.65%, 1/15/32	97	79
		770
Home Construction – 0.1%
Mohawk Industries, Inc.,
5.85%, 9/18/28	120	122
Institutional Financial Services – 1.8%
Bank of New York Mellon (The) Corp.,
(Variable, U.S. SOFR + 1.42%), 5.19%, 3/14/35 (3)	230	227
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (3)	230	236
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	170	171
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	180	182
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (3)	262	264
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (3)	159	166
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (3)	187	164
(Variable, U.S. SOFR + 1.58%), 5.83%, 4/19/35 (3)	120	123
Nasdaq, Inc.,
5.55%, 2/15/34 (4)	105	105
		1,638
FIXED INCOME FUNDS 103 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.5% continued
Insurance – 1.2%
Brown & Brown, Inc.,
2.38%, 3/15/31	$127	$105
Corebridge Financial, Inc.,
5.75%, 1/15/34	159	160
Marsh & McLennan Cos., Inc.,
5.15%, 3/15/34	190	190
MetLife, Inc.,
5.38%, 7/15/33	290	292
Primerica, Inc.,
2.80%, 11/19/31	122	102
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	215	220
		1,069
IT Services – 0.2%
IBM International Capital Pte. Ltd.,
4.90%, 2/5/34	180	175
Machinery – 0.2%
AGCO Corp.,
5.80%, 3/21/34	135	134
Ingersoll Rand, Inc.,
5.40%, 8/14/28	95	96
		230
Medical Equipment & Devices – 0.4%
Agilent Technologies, Inc.,
2.30%, 3/12/31	238	199
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	130	134
		333
Oil & Gas Supply Chain – 1.2%
Boardwalk Pipelines L.P.,
5.63%, 8/1/34	140	138
Cheniere Energy Partners L.P.,
5.75%, 8/15/34 (1)	270	271
Energy Transfer L.P.,
4.15%, 9/15/29	148	140
ONEOK, Inc.,
6.05%, 9/1/33	238	245
Phillips 66,
2.15%, 12/15/30	188	157
Western Midstream Operating L.P.,
6.15%, 4/1/33	84	86
		1,037
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.5% continued
Real Estate Investment Trusts – 1.0%
AvalonBay Communities, Inc.,
2.30%, 3/1/30	$37	$32
Boston Properties L.P.,
2.55%, 4/1/32	84	66
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	53	49
COPT Defense Properties L.P.,
2.90%, 12/1/33	83	65
Essex Portfolio L.P.,
2.65%, 3/15/32	66	55
Healthpeak OP LLC,
3.25%, 7/15/26	61	58
Kimco Realty OP LLC,
3.20%, 4/1/32	75	64
NNN REIT, Inc.,
5.50%, 6/15/34	260	258
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	38	32
Safehold GL Holdings LLC,
2.85%, 1/15/32	60	49
Simon Property Group L.P.,
2.45%, 9/13/29	43	38
Store Capital LLC,
2.75%, 11/18/30	38	32
Welltower OP LLC,
2.70%, 2/15/27	38	36
3.85%, 6/15/32	38	34
		868
Retail - Discretionary – 0.2%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	89	78
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	63	61
Tractor Supply Co.,
1.75%, 11/1/30	43	35
		174
Semiconductors – 0.5%
Intel Corp.,
5.13%, 2/10/30	224	225
KLA Corp.,
5.65%, 11/1/34	71	74
NORTHERN FUNDS QUARTERLY REPORT  104 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.5% continued
Semiconductors – 0.5%continued
Marvell Technology, Inc.,
5.95%, 9/15/33	$158	$163
		462
Software – 0.5%
Fortinet, Inc.,
2.20%, 3/15/31	97	80
Oracle Corp.,
2.30%, 3/25/28	84	76
Roper Technologies, Inc.,
2.00%, 6/30/30	53	44
ServiceNow, Inc.,
1.40%, 9/1/30	84	68
VMware LLC,
1.80%, 8/15/28	82	72
Workday, Inc.,
3.70%, 4/1/29	84	79
		419
Specialty Finance – 0.5%
Ally Financial, Inc.,
2.20%, 11/2/28	100	87
American Express Co.,
(Variable, U.S. SOFR + 1.09%), 5.53%, 4/25/30 (3)	180	182
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	82	73
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (3)	50	50
GATX Corp.,
4.00%, 6/30/30	19	18
Global Payments, Inc.,
2.90%, 5/15/30	59	51
		461
Technology Hardware – 0.2%
CDW LLC/CDW Finance Corp.,
4.25%, 4/1/28	67	64
Dell International LLC/EMC Corp.,
8.10%, 7/15/36	42	50
Motorola Solutions, Inc.,
2.30%, 11/15/30	84	71
		185
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.5% continued
Telecommunications – 0.4%
AT&T, Inc.,
4.30%, 2/15/30	$114	$109
5.40%, 2/15/34	197	197
Verizon Communications, Inc.,
2.55%, 3/21/31	82	70
		376
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	102	83
Transportation & Logistics – 0.4%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	75	75
Ryder System, Inc.,
5.25%, 6/1/28	77	77
5.38%, 3/15/29	45	45
Southwest Airlines Co.,
5.13%, 6/15/27	79	79
Union Pacific Corp.,
2.38%, 5/20/31	53	45
		321
Transportation Equipment – 0.3%
Cummins, Inc.,
5.15%, 2/20/34	290	290
Total Corporate Bonds
(Cost $21,165)		20,127

FOREIGN ISSUER BONDS – 9.4%
Aerospace & Defense – 0.3%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	270	271
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (3)	360	374
Banking – 5.5%
AIB Group PLC,
(Variable, U.S. SOFR + 2.33%), 6.61%, 9/13/29 (1) (3)	380	392
FIXED INCOME FUNDS 105 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Banking – 5.5%continued
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (3)	$200	$200
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (3)	322	312
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (3)	200	193
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (3)	200	200
Credit Agricole S.A.,
(Variable, U.S. SOFR + 2.67%), 6.25%, 1/10/35 (1) (3)	390	392
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 3/1/30 (1) (3)	150	150
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 2.52%), 7.15%, 7/13/27 (3)	360	369
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (3)	200	204
ING Groep N.V.,
(Variable, U.S. SOFR + 1.77%), 5.55%, 3/19/35 (3)	370	365
Intesa Sanpaolo S.p.A.,
6.63%, 6/20/33 (1)	30	31
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (3)	200	201
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 5.68%, 1/5/35 (3)	230	229
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (3)	280	270
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Banking – 5.5%continued
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.24%, 4/19/29 (3)	$200	$200
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (3)	215	217
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (3)	250	234
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.20%), 6.48%, 6/1/34 (3)	200	203
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (3)	230	231
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.07%, 1/19/35 (1) (3)	200	198
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (3)	97	90
		4,881
Beverages – 0.3%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	161	148
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	159
		307
Commercial Support Services – 0.1%
RELX Capital, Inc.,
4.75%, 5/20/32	91	88
Insurance – 0.6%
Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53 (1) (3)	200	206
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 4/16/54 (1) (3)	390	384
		590
NORTHERN FUNDS QUARTERLY REPORT  106 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.4% continued
Medical Equipment & Devices – 0.2%
Alcon Finance Corp.,
2.60%, 5/27/30(1)	$210	$183
Oil & Gas Supply Chain – 0.2%
QatarEnergy,
3.13%, 7/12/41 (1)	31	23
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	148	130
		153
Semiconductors – 0.2%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	154	150
Sovereign Government – 0.3%
Indonesia Government International Bond,
3.85%, 10/15/30	200	186
Philippine Government International Bond,
3.75%, 1/14/29	125	118
		304
Specialty Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	380	345
3.40%, 10/29/33	53	44
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	43	40
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	97	100
		529
Telecommunications – 0.2%
British Telecommunications PLC,
3.25%, 11/8/29(1)	165	150
Tobacco & Cannabis – 0.5%
BAT Capital Corp.,
4.70%, 4/2/27	67	66
Imperial Brands Finance PLC,
5.88%, 7/1/34 (1)	360	353
		419
Total Foreign Issuer Bonds
(Cost $8,604)		8,399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 36.0% (5)
Fannie Mae – 17.8%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.39%, 2/25/43(6)	$183	$171
Pool #889641,
5.50%, 8/1/37	98	99
Pool #995802,
5.50%, 12/1/35	98	98
Pool #AB5209,
3.00%, 5/1/32	190	179
Pool #AD0248,
5.50%, 11/1/37	179	180
Pool #AD0494,
5.50%, 8/1/37	102	102
Pool #AD0925,
5.00%, 4/1/40	93	92
Pool #AL5119,
4.00%, 4/1/34	105	102
Pool #AL6041,
4.00%, 8/1/33	514	497
Pool #AL7497,
3.50%, 9/1/40	198	182
Pool #AL8352,
3.00%, 10/1/44	229	202
Pool #AQ5150,
2.50%, 11/1/42	610	517
Pool #AS3655,
4.50%, 10/1/44	118	114
Pool #AS6520,
3.50%, 1/1/46	221	200
Pool #AS6730,
3.50%, 2/1/46	280	255
Pool #AS7088,
2.50%, 5/1/31	79	74
Pool #AS8576,
4.50%, 12/1/46	152	146
Pool #BH6175,
3.50%, 7/1/47	72	65
Pool #BJ0686,
4.00%, 4/1/48	116	108
Pool #BM1761,
4.00%, 8/1/44	115	108
Pool #BM4056,
4.00%, 3/1/45	143	135
FIXED INCOME FUNDS 107 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.0% (5)continued
Fannie Mae – 17.8%continued
Pool #BM5168,
2.50%, 6/1/46	$272	$230
Pool #BM5984,
5.00%, 5/1/49	59	58
Pool #BM5996,
5.00%, 12/1/48	43	43
Pool #BW9921,
5.00%, 10/1/52	320	312
Pool #BX4910,
5.00%, 1/1/53	241	233
Pool #BX7244,
5.50%, 2/1/53	273	269
Pool #BX7768,
5.00%, 3/1/53	282	273
Pool #BY5368,
6.00%, 7/1/53	100	100
Pool #CA6359,
2.50%, 7/1/50	280	235
Pool #CB1666,
2.50%, 9/1/51	164	136
Pool #CB2286,
2.50%, 12/1/51	251	208
Pool #CB3515,
3.50%, 5/1/52	223	199
Pool #CB4842,
5.50%, 10/1/52	261	258
Pool #CB4844,
5.50%, 10/1/52	134	133
Pool #CB5113,
5.50%, 11/1/52	81	80
Pool #CB7114,
5.50%, 9/1/53	142	141
Pool #CB8223,
6.00%, 3/1/54	207	209
Pool #DA0017,
6.00%, 9/1/53	274	279
Pool #FM1303,
3.00%, 1/1/48	421	368
Pool #FM1472,
3.50%, 3/1/34	36	35
Pool #FM1534,
4.50%, 9/1/49	209	200
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.0% (5)continued
Fannie Mae – 17.8%continued
Pool #FM2671,
4.00%, 1/1/48	$97	$91
Pool #FM2921,
2.50%, 4/1/50	564	467
Pool #FM3173,
3.50%, 7/1/47	346	315
Pool #FM3201,
3.50%, 4/1/34	105	102
Pool #FM3727,
3.00%, 7/1/50	267	230
Pool #FM4491,
3.50%, 12/1/36	242	228
Pool #FM5237,
5.00%, 7/1/47	145	143
Pool #FM6125,
2.50%, 1/1/51	314	262
Pool #FM6764,
2.50%, 3/1/51	59	48
Pool #FM8215,
2.50%, 3/1/51	274	228
Pool #FP0012,
3.00%, 8/1/51	246	214
Pool #FS2701,
2.50%, 2/1/35	206	194
Pool #FS3063,
4.50%, 10/1/52	393	373
Pool #FS3120,
5.00%, 9/1/52	417	403
Pool #FS3384,
4.50%, 10/1/50	324	311
Pool #FS3391,
2.50%, 8/1/51	324	270
Pool #FS3662,
5.00%, 1/1/53	279	271
Pool #FS4040,
5.00%, 2/1/53	270	261
Pool #FS4045,
5.50%, 2/1/53	259	256
Pool #FS4267,
4.50%, 3/1/38	333	328
Pool #FS4300,
5.50%, 4/1/53	182	180
NORTHERN FUNDS QUARTERLY REPORT  108 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.0% (5)continued
Fannie Mae – 17.8%continued
Pool #FS4610,
6.50%, 6/1/40	$129	$133
Pool #FS4653,
5.50%, 5/1/53	182	180
Pool #FS4663,
5.00%, 5/1/53	280	271
Pool #FS4710,
2.50%, 6/1/52	329	269
Pool #FS5441,
6.00%, 8/1/53	292	294
Pool #FS5613,
2.50%, 1/1/52	247	202
Pool #FS5952,
6.50%, 10/1/53	247	258
Pool #FS6869,
7.00%, 1/1/40	72	76
Pool #MA2232,
3.50%, 4/1/35	174	165
Pool #MA2864,
3.50%, 1/1/47	272	247
Pool #MA3088,
4.00%, 8/1/47	192	179
Pool #MA3183,
4.00%, 11/1/47	377	351
Pool #MA3184,
4.50%, 11/1/47	71	68
Pool #MA3448,
5.00%, 8/1/48	100	99
Pool #MA4186,
3.00%, 10/1/35	111	103
Pool #MA5098,
5.50%, 7/1/43	212	212
		15,907
Freddie Mac – 14.1%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	179	179
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	174	171
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.0% (5)continued
Freddie Mac – 14.1%continued
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.05%, 9/1/37(7)	$4	$4
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.34%, 11/1/37(7)	9	9
Pool #QC7739,
2.50%, 9/1/51	339	277
Pool #QD2946,
2.50%, 12/1/51	269	221
Pool #QF3725,
5.00%, 11/1/52	276	267
Pool #QF8053,
5.50%, 2/1/53	387	383
Pool #QF8924,
5.50%, 3/1/53	281	277
Pool #QG4632,
5.50%, 6/1/53	279	276
Pool #RA3913,
2.50%, 11/1/50	635	530
Pool #RA7677,
5.00%, 7/1/52	263	257
Pool #RA8880,
5.50%, 4/1/53	273	270
Pool #RA9840,
5.50%, 9/1/53	275	273
Pool #RD5026,
3.00%, 4/1/30	50	48
Pool #SB0084,
3.00%, 2/1/32	248	238
Pool #SB0216,
3.00%, 12/1/32	76	72
Pool #SB0328,
3.00%, 6/1/34	232	220
Pool #SB0826,
2.50%, 1/1/35	233	218
Pool #SB8502,
2.00%, 8/1/35	500	443
Pool #SD0882,
2.50%, 2/1/52	108	89
FIXED INCOME FUNDS 109 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.0% (5)continued
Freddie Mac – 14.1%continued
Pool #SD1518,
4.50%, 8/1/52	$271	$258
Pool #SD1659,
2.50%, 2/1/52	321	266
Pool #SD1703,
5.00%, 9/1/52	412	400
Pool #SD1710,
5.00%, 10/1/52	592	575
Pool #SD2334,
5.00%, 2/1/53	281	272
Pool #SD2347,
5.50%, 2/1/53	271	271
Pool #SD2477,
5.50%, 3/1/53	283	282
Pool #SD2511,
5.50%, 4/1/53	268	264
Pool #SD2642,
5.50%, 4/1/53	278	275
Pool #SD2665,
6.00%, 4/1/53	88	89
Pool #SD2757,
5.00%, 5/1/53	280	271
Pool #SD2876,
3.00%, 7/1/46	271	239
Pool #SD2902,
5.50%, 5/1/53	180	178
Pool #SD2920,
5.50%, 5/1/53	281	278
Pool #SD2922,
5.00%, 5/1/53	280	271
Pool #SD2999,
5.50%, 6/1/53	282	279
Pool #SD3133,
5.00%, 6/1/53	209	204
Pool #SD3136,
5.50%, 6/1/53	283	281
Pool #SD3174,
5.50%, 6/1/53	283	281
Pool #SD3189,
6.00%, 6/1/53	208	210
Pool #SD3251,
6.00%, 7/1/53	262	264
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.0% (5)continued
Freddie Mac – 14.1%continued
Pool #SD3515,
6.00%, 7/1/53	$171	$172
Pool #SD3760,
6.00%, 8/1/53	253	259
Pool #SD4013,
4.00%, 5/1/53	191	176
Pool #SD4027,
6.50%, 10/1/53	262	269
Pool #SD4285,
5.50%, 11/1/53	223	220
Pool #SD5136,
6.00%, 4/1/54	205	206
Pool #ZK7457,
3.50%, 2/1/29	75	73
Pool #ZM5332,
3.00%, 1/1/48	218	189
Pool #ZS4687,
2.50%, 11/1/46	146	123
Pool #ZT1333,
2.50%, 10/1/31	485	454
		12,571
Freddie Mac Gold – 0.9%
Pool #G07505,
7.00%, 2/1/39	133	143
Pool #G16396,
3.50%, 2/1/33	61	59
Pool #G30926,
3.50%, 4/1/36	54	51
Pool #G60948,
3.00%, 1/1/47	174	150
Pool #Q15842,
3.00%, 2/1/43	314	278
Pool #Q42460,
4.00%, 6/1/46	58	54
Pool #Q63667,
4.50%, 5/1/49	74	71
		806
Government National Mortgage Association – 0.6%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	188	169
NORTHERN FUNDS QUARTERLY REPORT  110 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.0% (5)continued
Government National Mortgage Association – 0.6%continued
Government National Mortgage Association, Series 2023-169, Class EA,
5.50%, 3/20/38	$359	$358
		527
Government National Mortgage Association I – 0.6%
Pool #604183,
5.50%, 4/15/33	1	1
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	258	236
Pool #786470,
5.00%, 11/15/40	257	257
		496
Government National Mortgage Association II – 2.0%
Pool #784801,
3.50%, 6/20/47	265	237
Pool #786922,
5.50%, 9/1/53	268	268
Pool #MA0089,
4.00%, 5/20/42	389	369
Pool #MA0782,
3.00%, 2/20/43	137	122
Pool #MA1287,
4.50%, 9/20/43	68	66
Pool #MA1996,
4.00%, 6/20/44	69	65
Pool #MA2755,
4.00%, 4/20/45	52	50
Pool #MA3666,
5.00%, 5/20/46	133	133
Pool #MA8346,
4.00%, 10/20/52	275	254
Pool #MA8724,
4.50%, 3/20/53	281	268
		1,832
Total U.S. Government Agencies
(Cost $33,998)		32,139

U.S. GOVERNMENT OBLIGATIONS – 20.0%
U.S. Treasury Bonds – 9.8%
3.38%, 8/15/42	3,033	2,562
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 20.0%continued
U.S. Treasury Bonds – 9.8%continued
3.00%, 8/15/52	$2,006	$1,509
4.13%, 8/15/53	5,046	4,699
		8,770
U.S. Treasury Notes – 7.6%
4.50%, 7/15/26	2,674	2,663
4.13%, 7/31/28	3,459	3,422
4.13%, 3/31/29	89	88
3.88%, 8/15/33	265	255
4.00%, 2/15/34	364	353
		6,781
U.S. Treasury Strips – 2.6%
1.47%, 2/15/51(8)	7,762	2,332
Total U.S. Government Obligations
(Cost $20,219)		17,883

MUNICIPAL BONDS – 0.4%
Florida – 0.1%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	100	83
Texas – 0.3%
Texas Natural Gas Securitization Finance Corp. Taxable Customer Rate Relief Revenue Bonds,
5.10%, 4/1/35	291	291
Total Municipal Bonds
(Cost $391)		374

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(9) (10)	2,813,430	$2,813
Total Investment Companies
(Cost $2,813)		2,813

FIXED INCOME FUNDS 111 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.18%, 10/3/24(8) (11)	$80	$79
Total Short-Term Investments
(Cost $79)		79

Total Investments – 98.9%
(Cost $93,876)		88,360
Other Assets less Liabilities – 1.1%		945
NET ASSETS – 100.0%		$89,305

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2024, the value of these securities amounted to approximately $9,673,000 or 10.8% of net assets.

(2)	Step coupon bond. Rate as of June 30, 2024 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2024.
(4)	Investment in affiliate.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(7)	Variable or floating rate security. Rate as of June 30, 2024 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2024 is disclosed.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	16	$3,268	Long	9/24	$10
Ultra 10-Year U.S. Treasury Note	(24)	(2,725)	Short	9/24	17
Total					$27
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	6.1%
Commercial Mortgage-Backed Securities	1.2%
Corporate Bonds	22.5%
Foreign Issuer Bonds	9.4%
U.S. Government Agencies	36.0%
U.S. Government Obligations	20.0%
Municipal Bonds	0.4%
Investment Companies	3.2%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
NORTHERN FUNDS QUARTERLY REPORT  112 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued	June 30, 2024 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$5,492	$—	$5,492
Commercial Mortgage-Backed Securities	—	1,054	—	1,054
Corporate Bonds(1)	—	20,127	—	20,127
Foreign Issuer Bonds(1)	—	8,399	—	8,399
U.S. Government Agencies(1)	—	32,139	—	32,139
U.S. Government Obligations(1)	—	17,883	—	17,883
Municipal Bonds(1)	—	374	—	374
Investment Companies	2,813	—	—	2,813
Short-Term Investments	—	79	—	79
Total Investments	$2,813	$85,547	$—	$88,360
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$27	$—	$—	$27

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$142	$—	$35	$(2)	$2	$105	$105,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,893	12,709	15,789	—	33	2,813	2,813,430
Total	$6,035	$12,709	$15,824	$(2)	$35	$2,918	2,918,430
FIXED INCOME FUNDS 113 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

FIXED INCOME FUND	June 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 6.7%
Auto Loan – 2.1%
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	$1,221	$1,226
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	480	480
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	510	509
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	380	377
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	670	663
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	410	412
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	550	551
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	840	833
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	550	544
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	420	421
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	1,060	1,062
		7,078
Credit Card – 0.4%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	940	926
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	301	300
		1,226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.7%continued
Other – 1.6%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	$400	$397
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	1,130	1,131
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	490	493
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	1,126	1,122
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	130	129
MMAF Equipment Finance LLC, Series 2022-B, Class A4
5.67%, 10/9/48(1)	530	530
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 7/14/31(1)	500	497
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	1,040	1,037
		5,336
Whole Loan – 2.6%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.79% on 2/25/27), 4.75%, 9/26/67(1) (2)	1,006	983
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	1,177	973
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	928	887
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,171	927
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	853	848
NORTHERN FUNDS QUARTERLY REPORT  114 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.7%continued
Whole Loan – 2.6%continued
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	$1,120	$1,118
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	636	604
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	2,079	1,933
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	392	366
		8,639
Total Asset-Backed Securities
(Cost $22,548)		22,279

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.3%
Non Agency – 1.3%
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	590	609
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	853	888
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	1,090	1,125
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,140	1,145
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	350	335
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	370	350
		4,452
Total Commercial Mortgage-Backed Securities
(Cost $4,434)		4,452

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 32.0%
Aerospace & Defense – 0.2%
Boeing (The) Co.,
6.30%, 5/1/29 (1)	$185	$188
5.81%, 5/1/50	210	189
6.86%, 5/1/54 (1)	435	446
		823
Asset Management – 2.0%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	174	168
Ares Capital Corp.,
5.95%, 7/15/29	1,220	1,199
BlackRock Funding, Inc.,
5.00%, 3/14/34	1,490	1,478
Blackstone Private Credit Fund,
2.63%, 12/15/26	720	659
5.95%, 7/16/29 (1)	1,190	1,165
Blue Owl Credit Income Corp.,
6.60%, 9/15/29 (1)	1,240	1,223
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	835	784
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	120	109
		6,785
Automotive – 0.3%
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	313	305
6.80%, 11/7/28	610	630
		935
Banking – 5.8%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (4)	1,092	1,115
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (4)	915	791
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (4)	3,210	2,713
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (4)	954	791
Citibank N.A.,
5.57%, 4/30/34	750	762
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (4)	1,010	955
FIXED INCOME FUNDS 115 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Banking – 5.8%continued
(Variable, U.S. SOFR + 2.06%), 5.83%, 2/13/35 (4)	$690	$683
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (4)	690	684
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (4)	400	410
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	590	480
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (4)	590	626
KeyBank N.A.,
5.00%, 1/26/33	660	609
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (4)	660	694
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	257	238
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (4)	1,355	1,477
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.14%), 6.34%, 5/31/35 (4)	1,300	1,296
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (4)	2,010	2,025
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (4)	1,360	1,381
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	810	746
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (4)	900	897
		19,373
Beverages – 0.1%
Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	370	295
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Biotechnology & Pharmaceuticals – 0.4%
Amgen, Inc.,
5.25%, 3/2/33	$655	$653
Bristol-Myers Squibb Co.,
2.95%, 3/15/32	770	666
		1,319
Cable & Satellite – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	175	168
6.38%, 10/23/35	515	502
Comcast Corp.,
4.15%, 10/15/28	960	929
1.50%, 2/15/31	500	402
CSC Holdings LLC,
4.63%, 12/1/30 (1)	920	335
DISH DBS Corp.,
7.75%, 7/1/26	750	466
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	440	412
		3,214
Chemicals – 0.4%
Bayport Polymers LLC,
4.74%, 4/14/27 (1)	720	693
LYB International Finance III LLC,
2.25%, 10/1/30	210	177
NewMarket Corp.,
2.70%, 3/18/31	370	307
		1,177
Construction Materials – 0.3%
Owens Corning,
5.70%, 6/15/34	1,005	1,014
Containers & Packaging – 0.8%
Graphic Packaging International LLC,
3.75%, 2/1/30 (1)	1,340	1,197
Packaging Corp. of America,
3.40%, 12/15/27	305	288
5.70%, 12/1/33	380	386
Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	760	758
		2,629
NORTHERN FUNDS QUARTERLY REPORT  116 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Electric Utilities – 3.0%
Avangrid, Inc.,
3.80%, 6/1/29	$260	$242
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	395	314
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	720	661
5.38%, 5/15/34	900	904
Duke Energy Progress LLC,
3.40%, 4/1/32	698	617
5.25%, 3/15/33	770	768
Entergy Texas, Inc.,
1.75%, 3/15/31	387	312
Eversource Energy,
1.65%, 8/15/30	90	73
Exelon Corp.,
5.63%, 6/15/35	495	494
Florida Power & Light Co.,
5.10%, 4/1/33	820	816
National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	240	221
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	125	107
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	185	167
3.63%, 2/15/31 (1)	535	459
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	720	684
Pacific Gas and Electric Co.,
4.55%, 7/1/30	143	135
PacifiCorp,
5.45%, 2/15/34	900	889
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	230	213
Public Service Co. of Colorado,
3.70%, 6/15/28	720	684
San Diego Gas & Electric Co.,
1.70%, 10/1/30	495	406
Southern (The) Co.,
3.70%, 4/30/30	170	157
Virginia Electric and Power Co.,
2.40%, 3/30/32	720	592
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Electric Utilities – 3.0%continued
Xcel Energy, Inc.,
2.60%, 12/1/29	$125	$109
		10,024
Electrical Equipment – 0.2%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	282	234
Keysight Technologies, Inc.,
3.00%, 10/30/29	175	156
Trane Technologies Financing Ltd.,
5.10%, 6/13/34	210	209
		599
Entertainment Content – 0.5%
Discovery Communications LLC,
3.63%, 5/15/30	300	264
Netflix, Inc.,
4.88%, 4/15/28	360	358
Take-Two Interactive Software, Inc.,
3.70%, 4/14/27	178	171
Walt Disney (The) Co.,
2.00%, 9/1/29	1,130	982
		1,775
Food – 0.6%
Campbell Soup Co.,
2.38%, 4/24/30	275	237
Conagra Brands, Inc.,
1.38%, 11/1/27	365	322
Flowers Foods, Inc.,
2.40%, 3/15/31	185	154
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
5.50%, 1/15/30	755	743
McCormick & Co., Inc.,
1.85%, 2/15/31	325	264
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	300	240
		1,960
Gas & Water Utilities – 0.2%
NiSource, Inc.,
3.60%, 5/1/30	255	234
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	600	486
		720
FIXED INCOME FUNDS 117 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Health Care Facilities & Services – 1.6%
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	$420	$412
CVS Health Corp.,
5.25%, 1/30/31	405	400
5.30%, 6/1/33	980	958
DaVita, Inc.,
4.63%, 6/1/30 (1)	850	768
Elevance Health, Inc.,
5.38%, 6/15/34	500	502
UnitedHealth Group, Inc.,
4.00%, 5/15/29	770	741
2.30%, 5/15/31	478	401
5.35%, 2/15/33	710	719
Universal Health Services, Inc.,
2.65%, 1/15/32	295	241
		5,142
Home Construction – 0.1%
Mohawk Industries, Inc.,
5.85%, 9/18/28	375	383
Household Products – 0.1%
Clorox (The) Co.,
4.60%, 5/1/32	431	418
Institutional Financial Services – 2.6%
Bank of New York Mellon (The) Corp.,
(Variable, U.S. SOFR + 1.42%), 5.19%, 3/14/35 (4)	900	888
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (4)	900	922
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	680	685
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	1,400	1,313
7.13%, 4/30/31 (1)	1,392	1,427
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	111	90
6.20%, 4/14/34	705	714
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (4)	1,170	1,177
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (4)	660	689
(Variable, U.S. SOFR + 1.58%), 5.83%, 4/19/35 (4)	460	472
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Institutional Financial Services – 2.6%continued
Nasdaq, Inc.,
5.55%, 2/15/34 (5)	$270	$270
		8,647
Insurance – 2.7%
Brown & Brown, Inc.,
2.38%, 3/15/31	337	278
Constellation Insurance, Inc.,
6.80%, 1/24/30 (1)	2,095	2,048
Corebridge Financial, Inc.,
5.75%, 1/15/34	705	710
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (6)	2,146	2,150
Marsh & McLennan Cos., Inc.,
5.15%, 3/15/34	740	738
MetLife, Inc.,
5.38%, 7/15/33	1,150	1,159
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	900	910
Primerica, Inc.,
2.80%, 11/19/31	245	205
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	860	882
		9,080
IT Services – 0.2%
IBM International Capital Pte. Ltd.,
4.90%, 2/5/34	700	680
Leisure Facilities & Services – 0.4%
Royal Caribbean Cruises Ltd.,
6.25%, 3/15/32(1)	1,340	1,351
Machinery – 0.3%
AGCO Corp.,
5.80%, 3/21/34	545	543
Ingersoll Rand, Inc.,
5.40%, 8/14/28	305	308
		851
Medical Equipment & Devices – 0.5%
Agilent Technologies, Inc.,
2.30%, 3/12/31	590	492
Becton Dickinson & Co.,
2.82%, 5/20/30	520	460
NORTHERN FUNDS QUARTERLY REPORT  118 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Medical Equipment & Devices – 0.5%continued
Bio-Rad Laboratories, Inc.,
3.30%, 3/15/27	$62	$59
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	543	560
		1,571
Oil & Gas Supply Chain – 1.8%
Boardwalk Pipelines L.P.,
5.63%, 8/1/34	540	530
Cheniere Energy Partners L.P.,
5.75%, 8/15/34 (1)	1,050	1,054
Energy Transfer L.P.,
4.15%, 9/15/29	455	431
EQM Midstream Partners L.P.,
6.50%, 7/15/48	1,220	1,232
ONEOK, Inc.,
6.05%, 9/1/33	735	757
Phillips 66,
2.15%, 12/15/30	340	284
Western Midstream Operating L.P.,
6.15%, 4/1/33	235	241
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,526
		6,055
Real Estate Investment Trusts – 1.2%
American Tower Corp.,
3.13%, 1/15/27	525	498
AvalonBay Communities, Inc.,
2.30%, 3/1/30	110	95
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	180	167
COPT Defense Properties L.P.,
2.90%, 12/1/33	268	211
Crown Castle, Inc.,
1.05%, 7/15/26	530	485
Healthpeak OP LLC,
3.25%, 7/15/26	185	177
Kimco Realty OP LLC,
3.20%, 4/1/32	232	199
NNN REIT, Inc.,
5.50%, 6/15/34	1,020	1,011
Realty Income Corp.,
2.20%, 6/15/28	330	295
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Real Estate Investment Trusts – 1.2%continued
Safehold GL Holdings LLC,
2.85%, 1/15/32	$174	$143
Simon Property Group L.P.,
2.45%, 9/13/29	205	180
Store Capital LLC,
2.75%, 11/18/30	220	182
VICI Properties L.P.,
5.13%, 5/15/32	236	225
Welltower OP LLC,
3.85%, 6/15/32	97	87
		3,955
Retail - Discretionary – 0.2%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	410	358
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	207	200
		558
Semiconductors – 0.4%
Intel Corp.,
5.13%, 2/10/30	980	984
Marvell Technology, Inc.,
5.95%, 9/15/33	437	451
		1,435
Software – 0.6%
Fortinet, Inc.,
2.20%, 3/15/31	275	226
Roper Technologies, Inc.,
3.80%, 12/15/26	166	160
2.00%, 6/30/30	260	217
ServiceNow, Inc.,
1.40%, 9/1/30	530	430
VMware LLC,
1.80%, 8/15/28	270	237
4.70%, 5/15/30	410	397
Workday, Inc.,
3.70%, 4/1/29	215	202
		1,869
Specialty Finance – 1.8%
Ally Financial, Inc.,
2.20%, 11/2/28	317	275
FIXED INCOME FUNDS 119 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Specialty Finance – 1.8%continued
American Express Co.,
(Variable, U.S. SOFR + 1.09%), 5.53%, 4/25/30 (4)	$700	$708
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (4)	220	221
Fortress Transportation and Infrastructure Investors LLC,
7.00%, 6/15/32 (1)	1,165	1,182
GATX Corp.,
4.00%, 6/30/30	10	9
Global Payments, Inc.,
2.90%, 5/15/30	365	318
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	690	654
S&P Global, Inc.,
2.90%, 3/1/32	800	691
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	1,250	1,263
Synchrony Financial,
7.25%, 2/2/33	500	497
		5,818
Technology Hardware – 0.2%
CDW LLC/CDW Finance Corp.,
4.25%, 4/1/28	375	358
Dell International LLC/EMC Corp.,
8.10%, 7/15/36	350	417
		775
Telecommunications – 0.3%
AT&T, Inc.,
4.30%, 2/15/30	182	175
5.40%, 2/15/34	590	590
Verizon Communications, Inc.,
2.55%, 3/21/31	305	259
		1,024
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	350	285
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Transportation & Logistics – 0.8%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	$225	$226
Ryder System, Inc.,
5.25%, 6/1/28	225	225
5.38%, 3/15/29	180	181
Southwest Airlines Co.,
5.13%, 6/15/27	265	264
Union Pacific Corp.,
2.38%, 5/20/31	205	174
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	146	144
XPO, Inc.,
7.13%, 2/1/32 (1)	1,340	1,373
		2,587
Transportation Equipment – 0.3%
Cummins, Inc.,
5.15%, 2/20/34	1,140	1,141
Total Corporate Bonds
(Cost $111,050)		106,267

FOREIGN ISSUER BONDS – 9.8%
Aerospace & Defense – 0.2%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	755	758
Asset Management – 0.5%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (4)	1,640	1,706
Banking – 4.6%
AIB Group PLC,
(Variable, U.S. SOFR + 2.33%), 6.61%, 9/13/29 (1) (4)	1,100	1,136
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (4)	200	200
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	620	601
NORTHERN FUNDS QUARTERLY REPORT  120 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.8% continued
Banking – 4.6%continued
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	$600	$578
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (4) (7)	1,221	1,025
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (4)	200	200
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (4)	430	375
Credit Agricole S.A.,
(Variable, U.S. SOFR + 2.67%), 6.25%, 1/10/35 (1) (4)	1,520	1,529
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 3/1/30 (1) (4)	540	542
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (4) (7)	400	379
(Variable, U.S. SOFR + 2.52%), 7.15%, 7/13/27 (4)	880	901
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (4)	300	305
ING Groep N.V.,
(Variable, U.S. SOFR + 1.77%), 5.55%, 3/19/35 (4)	1,470	1,451
Intesa Sanpaolo S.p.A.,
6.63%, 6/20/33 (1)	160	165
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (4)	620	624
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 5.68%, 1/5/35 (4)	900	896
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (4)	1,360	1,312
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.8% continued
Banking – 4.6%continued
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.24%, 4/19/29 (4)	$500	$501
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (4)	520	525
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (4) (7)	250	197
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (4) (7)	200	202
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (4)	900	903
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.07%, 1/19/35 (1) (4)	700	693
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	75	69
		15,309
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	229	209
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	645	501
		710
Biotechnology & Pharmaceuticals – 0.2%
Astrazeneca Finance LLC,
1.75%, 5/28/28	770	683
Chemicals – 0.1%
Nutrien Ltd.,
4.00%, 12/15/26	210	203
Commercial Support Services – 0.1%
RELX Capital, Inc.,
4.75%, 5/20/32	248	240
Food – 0.3%
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26(1)	915	916
FIXED INCOME FUNDS 121 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.8% continued
Insurance – 0.6%
Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53 (1) (4)	$600	$617
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 4/16/54 (1) (4)	1,470	1,449
		2,066
Leisure Facilities & Services – 0.2%
Flutter Treasury Designated Activity Co.,
6.38%, 4/29/29 (1)	615	619
Sands China Ltd.,
3.35%, 3/8/29 (8)	—	—
		619
Medical Equipment & Devices – 0.1%
Alcon Finance Corp.,
2.60%, 5/27/30(1)	350	305
Metals & Mining – 0.1%
Glencore Funding LLC,
3.88%, 10/27/27(1)	320	305
Oil & Gas Supply Chain – 0.2%
QatarEnergy,
3.13%, 7/12/41 (1)	123	92
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	425	371
		463
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	413	403
Sovereign Government – 0.3%
Indonesia Government International Bond,
3.85%, 10/15/30	600	557
Philippine Government International Bond,
3.75%, 1/14/29	375	353
		910
Specialty Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	810	736
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.8% continued
Specialty Finance – 0.6%continued
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	$120	$112
goeasy Ltd.,
4.38%, 5/1/26 (1)	740	717
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	375	386
		1,951
Telecommunications – 0.8%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	340	310
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	955	922
NTT Finance Corp.,
4.37%, 7/27/27 (1)	1,220	1,193
Rogers Communications, Inc.,
2.90%, 11/15/26	350	331
		2,756
Tobacco & Cannabis – 0.6%
BAT Capital Corp.,
4.70%, 4/2/27	725	714
Imperial Brands Finance PLC,
5.88%, 7/1/34 (1)	1,390	1,362
		2,076
Total Foreign Issuer Bonds
(Cost $33,303)		32,379

U.S. GOVERNMENT AGENCIES – 37.3% (9)
Fannie Mae – 17.6%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.39%, 2/25/43(3)	718	671
Pool #545003,
8.00%, 5/1/31(8)	—	—
Pool #545437,
7.00%, 2/1/32	15	15
Pool #545556,
7.00%, 4/1/32	8	8
Pool #555189,
7.00%, 12/1/32	68	70
Pool #581806,
7.00%, 7/1/31	16	17
NORTHERN FUNDS QUARTERLY REPORT  122 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (9)continued
Fannie Mae – 17.6%continued
Pool #585617,
7.00%, 5/1/31(8)	$—	$—
Pool #889641,
5.50%, 8/1/37	422	423
Pool #995802,
5.50%, 12/1/35	419	420
Pool #AB5209,
3.00%, 5/1/32	1,646	1,548
Pool #AB9546,
3.50%, 6/1/28	33	32
Pool #AD0248,
5.50%, 11/1/37	768	771
Pool #AD0494,
5.50%, 8/1/37	439	439
Pool #AD0925,
5.00%, 4/1/40	47	46
Pool #AK9457,
3.50%, 3/1/32	79	75
Pool #AL3063,
3.50%, 1/1/28	105	103
Pool #AL5119,
4.00%, 4/1/34	689	666
Pool #AL7497,
3.50%, 9/1/40	965	887
Pool #AL8876,
3.00%, 10/1/44	288	254
Pool #AO2961,
4.00%, 5/1/42	153	144
Pool #AQ9360,
2.50%, 1/1/28	35	34
Pool #AS1991,
3.50%, 3/1/29	181	176
Pool #AS3655,
4.50%, 10/1/44	445	430
Pool #AS6520,
3.50%, 1/1/46	965	872
Pool #AS7088,
2.50%, 5/1/31	920	860
Pool #AS8576,
4.50%, 12/1/46	728	702
Pool #BH6175,
3.50%, 7/1/47	391	354
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (9)continued
Fannie Mae – 17.6%continued
Pool #BJ0686,
4.00%, 4/1/48	$466	$433
Pool #BJ3524,
4.00%, 11/1/47	961	896
Pool #BM1761,
4.00%, 8/1/44	164	154
Pool #BM1762,
3.00%, 11/1/45	1,923	1,696
Pool #BM4056,
4.00%, 3/1/45	488	460
Pool #BM5984,
5.00%, 5/1/49	107	105
Pool #BM5996,
5.00%, 12/1/48	78	77
Pool #BV4119,
2.50%, 3/1/52	989	810
Pool #BW9887,
5.00%, 10/1/52	1,052	1,019
Pool #BW9921,
5.00%, 10/1/52	1,232	1,199
Pool #BX4910,
5.00%, 1/1/53	1,122	1,089
Pool #BX7244,
5.50%, 2/1/53	1,090	1,075
Pool #BX7768,
5.00%, 3/1/53	1,318	1,276
Pool #BY5368,
6.00%, 7/1/53	395	397
Pool #CA6359,
2.50%, 7/1/50	1,095	916
Pool #CA6417,
3.00%, 7/1/50	778	670
Pool #CB1666,
2.50%, 9/1/51	651	540
Pool #CB2286,
2.50%, 12/1/51	1,169	968
Pool #CB3515,
3.50%, 5/1/52	891	795
Pool #CB4844,
5.50%, 10/1/52	493	489
Pool #CB5113,
5.50%, 11/1/52	320	316
FIXED INCOME FUNDS 123 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (9)continued
Fannie Mae – 17.6%continued
Pool #CB7114,
5.50%, 9/1/53	$626	$618
Pool #DA0017,
6.00%, 9/1/53	1,167	1,188
Pool #FM1303,
3.00%, 1/1/48	942	824
Pool #FM1438,
3.00%, 8/1/38	370	343
Pool #FM1472,
3.50%, 3/1/34	28	27
Pool #FM1534,
4.50%, 9/1/49	881	844
Pool #FM1572,
3.00%, 9/1/48	593	518
Pool #FM2671,
4.00%, 1/1/48	312	293
Pool #FM2921,
2.50%, 4/1/50	1,400	1,160
Pool #FM3201,
3.50%, 4/1/34	572	553
Pool #FM4491,
3.50%, 12/1/36	971	915
Pool #FM6125,
2.50%, 1/1/51	1,251	1,044
Pool #FM6764,
2.50%, 3/1/51	222	181
Pool #FM8215,
2.50%, 3/1/51	1,047	871
Pool #FP0012,
3.00%, 8/1/51	902	784
Pool #FS2701,
2.50%, 2/1/35	894	838
Pool #FS3063,
4.50%, 10/1/52	1,137	1,079
Pool #FS3120,
5.00%, 9/1/52	1,558	1,508
Pool #FS3391,
2.50%, 8/1/51	1,243	1,035
Pool #FS3662,
5.00%, 1/1/53	1,115	1,083
Pool #FS4040,
5.00%, 2/1/53	1,170	1,133
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (9)continued
Fannie Mae – 17.6%continued
Pool #FS4045,
5.50%, 2/1/53	$1,121	$1,107
Pool #FS4267,
4.50%, 3/1/38	1,081	1,067
Pool #FS4610,
6.50%, 6/1/40	502	519
Pool #FS4653,
5.50%, 5/1/53	819	808
Pool #FS4663,
5.00%, 5/1/53	1,214	1,175
Pool #FS4710,
2.50%, 6/1/52	1,298	1,061
Pool #FS5441,
6.00%, 8/1/53	1,069	1,079
Pool #FS5613,
2.50%, 1/1/52	999	817
Pool #FS5952,
6.50%, 10/1/53	975	1,019
Pool #FS5965,
6.00%, 10/1/53	150	152
Pool #FS6176,
5.00%, 12/1/47	869	860
Pool #FS6869,
7.00%, 1/1/40	270	284
Pool #MA0878,
4.00%, 10/1/31	303	294
Pool #MA2522,
3.50%, 2/1/46	1,208	1,095
Pool #MA2864,
3.50%, 1/1/47	763	694
Pool #MA3004,
4.00%, 5/1/37	311	299
Pool #MA3088,
4.00%, 8/1/47	592	554
Pool #MA3183,
4.00%, 11/1/47	279	260
Pool #MA3184,
4.50%, 11/1/47	25	23
Pool #MA3211,
4.00%, 12/1/47	1,293	1,208
Pool #MA3448,
5.00%, 8/1/48	433	427
NORTHERN FUNDS QUARTERLY REPORT  124 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (9)continued
Fannie Mae – 17.6%continued
Pool #MA4186,
3.00%, 10/1/35	$408	$379
Pool #MA5098,
5.50%, 7/1/43	814	815
		58,232
Freddie Mac – 15.9%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	611	610
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	675	665
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.05%, 9/1/37(10)	44	44
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.34%, 11/1/37(10)	90	91
Pool #QC7739,
2.50%, 9/1/51	1,339	1,094
Pool #QD2946,
2.50%, 12/1/51	1,075	884
Pool #QD9323,
2.50%, 4/1/52	1,319	1,081
Pool #QF3725,
5.00%, 11/1/52	1,197	1,158
Pool #QF8053,
5.50%, 2/1/53	1,594	1,576
Pool #QF8924,
5.50%, 3/1/53	1,216	1,202
Pool #QG4632,
5.50%, 6/1/53	1,209	1,195
Pool #RA3913,
2.50%, 11/1/50	1,354	1,130
Pool #RA7677,
5.00%, 7/1/52	1,141	1,113
Pool #RA8880,
5.50%, 4/1/53	1,091	1,079
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (9)continued
Freddie Mac – 15.9%continued
Pool #RA9840,
5.50%, 9/1/53	$1,094	$1,089
Pool #RD5026,
3.00%, 4/1/30	330	316
Pool #SB0084,
3.00%, 2/1/32	981	940
Pool #SB0216,
3.00%, 12/1/32	430	408
Pool #SB0328,
3.00%, 6/1/34	941	890
Pool #SB0826,
2.50%, 1/1/35	1,012	944
Pool #SB8502,
2.00%, 8/1/35	2,005	1,775
Pool #SD0033,
3.00%, 12/1/47	657	574
Pool #SD0882,
2.50%, 2/1/52	422	350
Pool #SD1360,
5.50%, 7/1/52	1,089	1,076
Pool #SD1518,
4.50%, 8/1/52	1,175	1,119
Pool #SD1659,
2.50%, 2/1/52	1,330	1,101
Pool #SD1703,
5.00%, 9/1/52	1,551	1,504
Pool #SD1710,
5.00%, 10/1/52	1,366	1,327
Pool #SD2334,
5.00%, 2/1/53	1,218	1,179
Pool #SD2347,
5.50%, 2/1/53	1,085	1,083
Pool #SD2477,
5.50%, 3/1/53	1,228	1,221
Pool #SD2511,
5.50%, 4/1/53	1,161	1,145
Pool #SD2642,
5.50%, 4/1/53	1,206	1,191
Pool #SD2665,
6.00%, 4/1/53	150	152
Pool #SD2757,
5.00%, 5/1/53	1,212	1,177
FIXED INCOME FUNDS 125 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (9)continued
Freddie Mac – 15.9%continued
Pool #SD2876,
3.00%, 7/1/46	$1,174	$1,036
Pool #SD2902,
5.50%, 5/1/53	809	799
Pool #SD2920,
5.50%, 5/1/53	1,218	1,204
Pool #SD2922,
5.00%, 5/1/53	1,216	1,177
Pool #SD2999,
5.50%, 6/1/53	1,223	1,208
Pool #SD3133,
5.00%, 6/1/53	733	713
Pool #SD3136,
5.50%, 6/1/53	1,038	1,030
Pool #SD3174,
5.50%, 6/1/53	1,038	1,029
Pool #SD3189,
6.00%, 6/1/53	812	820
Pool #SD3251,
6.00%, 7/1/53	1,065	1,076
Pool #SD3515,
6.00%, 7/1/53	664	669
Pool #SD3760,
6.00%, 8/1/53	1,050	1,075
Pool #SD4027,
6.50%, 10/1/53	1,053	1,082
Pool #SD4285,
5.50%, 11/1/53	825	816
Pool #SD5136,
6.00%, 4/1/54	820	826
Pool #ZK7457,
3.50%, 2/1/29	874	849
Pool #ZM4714,
3.50%, 11/1/47	1,386	1,253
Pool #ZM5332,
3.00%, 1/1/48	522	454
Pool #ZS4687,
2.50%, 11/1/46	507	428
Pool #ZT1333,
2.50%, 10/1/31	1,753	1,643
		52,670
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (9)continued
Freddie Mac Gold – 0.8%
Pool #A87842,
4.50%, 8/1/39	$161	$155
Pool #C00910,
7.50%, 1/1/30	44	45
Pool #G07068,
5.00%, 7/1/41	243	241
Pool #G07505,
7.00%, 2/1/39	537	577
Pool #G15612,
3.50%, 12/1/29	27	27
Pool #G16396,
3.50%, 2/1/33	714	687
Pool #G18643,
2.50%, 5/1/32	64	59
Pool #G30926,
3.50%, 4/1/36	230	218
Pool #G60948,
3.00%, 1/1/47	307	265
Pool #G61723,
3.50%, 1/1/43	83	76
Pool #Q42460,
4.00%, 6/1/46	232	218
Pool #Q63667,
4.50%, 5/1/49	246	235
		2,803
Government National Mortgage Association – 0.7%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	799	716
Government National Mortgage Association, Series 2023-169, Class EA,
5.50%, 3/20/38	1,442	1,437
		2,153
Government National Mortgage Association I – 0.6%
Pool #757013,
3.50%, 12/15/40	1,030	945
Pool #786470,
5.00%, 11/15/40	1,114	1,113
		2,058
NORTHERN FUNDS QUARTERLY REPORT  126 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.3% (9)continued
Government National Mortgage Association II – 1.7%
Pool #786922,
5.50%, 9/1/53	$1,086	$1,086
Pool #MA0089,
4.00%, 5/20/42	1,161	1,103
Pool #MA1996,
4.00%, 6/20/44	216	204
Pool #MA3666,
5.00%, 5/20/46	504	504
Pool #MA4008,
5.50%, 10/20/46	74	76
Pool #MA6870,
5.00%, 9/20/50	403	398
Pool #MA8346,
4.00%, 10/20/52	1,190	1,100
Pool #MA8724,
4.50%, 3/20/53	1,220	1,161
		5,632
Total U.S. Government Agencies
(Cost $129,800)		123,548

U.S. GOVERNMENT OBLIGATIONS – 10.2%
U.S. Treasury Bonds – 7.5%
3.38%, 8/15/42	1	1
3.00%, 8/15/52	2,017	1,518
4.13%, 8/15/53	25,307	23,566
		25,085
U.S. Treasury Strips – 2.7%
1.47%, 2/15/51(11)	29,423	8,842
Total U.S. Government Obligations
(Cost $42,506)		33,927

MUNICIPAL BONDS – 0.4%
Florida – 0.1%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	400	332
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
Texas – 0.3%
Texas Natural Gas Securitization Finance Corp. Taxable Customer Rate Relief Revenue Bonds,
5.10%, 4/1/35	$970	$969
Total Municipal Bonds
(Cost $1,370)		1,301

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(12) (13)	1,680,981	$1,681
Total Investment Companies
(Cost $1,681)		1,681

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.16%, 10/3/24(11) (14)	$210	$207
Total Short-Term Investments
(Cost $207)		207

Total Investments – 98.3%
(Cost $346,899)		326,041
Other Assets less Liabilities – 1.7%		5,660
NET ASSETS – 100.0%		$331,701

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2024, the value of these securities amounted to approximately
$58,355,000 or 17.6% of net assets.

(2)	Step coupon bond. Rate as of June 30, 2024 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2024.
(5)	Investment in affiliate.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Perpetual bond. Maturity date represents next call date.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	Variable or floating rate security. Rate as of June 30, 2024 is disclosed.
(11)	Discount rate at the time of purchase.
FIXED INCOME FUNDS 127 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of June 30, 2024 is disclosed.
(14)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor's

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	40	$8,169	Long	9/24	$23
5-Year U.S. Treasury Note	75	7,993	Long	9/24	65
Ultra 10-Year U.S. Treasury Note	(90)	(10,218)	Short	9/24	65
Total					$153
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	6.7%
Commercial Mortgage-Backed Securities	1.3%
Corporate Bonds	32.0%
Foreign Issuer Bonds	9.8%
U.S. Government Agencies	37.3%
U.S. Government Obligations	10.2%
Municipal Bonds	0.4%
Investment Companies	0.5%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$22,279	$—	$22,279
Commercial Mortgage-Backed Securities	—	4,452	—	4,452
Corporate Bonds(1)	—	106,267	—	106,267
Foreign Issuer Bonds(1)	—	32,379	—	32,379
U.S. Government Agencies(1)	—	123,548	—	123,548
U.S. Government Obligations(1)	—	33,927	—	33,927
Municipal Bonds(1)	—	1,301	—	1,301
Investment Companies	1,681	—	—	1,681
Short-Term Investments	—	207	—	207
Total Investments	$1,681	$324,360	$—	$326,041
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$153	$—	$—	$153

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  128 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued	June 30, 2024 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$366	$—	$90	$(6)	$5	$270	$270,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,598	37,901	46,818	—	53	1,681	1,680,981
Total	$10,964	$37,901	$46,908	$(6)	$58	$1,951	1,950,981
FIXED INCOME FUNDS 129 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

HIGH YIELD FIXED INCOME FUND	June 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 82.1%
Advertising & Marketing – 0.6%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	$13,575	$13,029
Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	3,050	2,781
		15,810
Aerospace & Defense – 1.5%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	4,795	4,888
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	3,800	3,559
9.38%, 11/30/29 (1)	3,233	3,481
9.75%, 11/15/30 (1)	3,495	3,855
TransDigm, Inc.,
5.50%, 11/15/27	7,380	7,247
4.88%, 5/1/29	8,339	7,811
6.88%, 12/15/30 (1)	3,550	3,624
7.13%, 12/1/31 (1)	1,080	1,113
Triumph Group, Inc.,
9.00%, 3/15/28 (1)	3,120	3,270
		38,848
Asset Management – 1.1%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	6,575	6,172
9.75%, 1/15/29 (1)	10,410	10,785
9.00%, 6/15/30 (1)	2,975	2,960
Osaic Holdings, Inc.,
10.75%, 8/1/27 (1)	7,950	8,184
		28,101
Automotive – 1.4%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	7,030	7,016
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1)	3,235	3,274
Dana, Inc.,
4.25%, 9/1/30	3,165	2,763
Ford Motor Co.,
9.63%, 4/22/30	2,075	2,414
4.75%, 1/15/43	2,140	1,730
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	3,910	3,817
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Automotive – 1.4%continued
4.00%, 11/13/30	$3,835	$3,424
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	2,910	2,774
Goodyear Tire & Rubber (The) Co.,
5.25%, 4/30/31	2,850	2,614
Phinia, Inc.,
6.75%, 4/15/29 (1)	7,190	7,297
		37,123
Biotechnology & Pharmaceuticals – 0.6%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	6,390	4,409
Bausch Health Cos., Inc.,
6.13%, 2/1/27 (1)	2,830	2,356
4.88%, 6/1/28 (1)	4,465	3,341
Endo Finance Holdings, Inc.,
8.50%, 4/15/31 (1)	1,250	1,290
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	5,370	4,824
		16,220
Cable & Satellite – 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	23,327	21,808
6.38%, 9/1/29 (1)	6,720	6,387
4.75%, 2/1/32 (1)	14,055	11,511
4.50%, 6/1/33 (1)	9,640	7,588
4.25%, 1/15/34 (1)	4,821	3,659
CSC Holdings LLC,
11.75%, 1/31/29 (1)	3,230	2,755
6.50%, 2/1/29 (1)	11,635	8,492
5.75%, 1/15/30 (1)	7,895	2,980
4.63%, 12/1/30 (1)	3,960	1,442
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	9,850	9,265
DISH DBS Corp.,
7.75%, 7/1/26	16,797	10,427
5.25%, 12/1/26 (1)	4,585	3,617
DISH Network Corp.,
11.75%, 11/15/27 (1)	2,565	2,515
NORTHERN FUNDS QUARTERLY REPORT  130 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Cable & Satellite – 4.4%continued
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	$4,893	$4,582
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	3,310	3,178
Sirius XM Radio, Inc.,
4.00%, 7/15/28 (1)	3,800	3,433
3.88%, 9/1/31 (1)	14,245	11,629
		115,268
Chemicals – 1.2%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	3,460	3,323
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	4,225	4,259
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	4,260	4,108
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	5,090	4,818
Mativ Holdings, Inc.,
6.88%, 10/1/26 (1)	7,165	7,119
Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	3,475	3,488
WR Grace Holdings LLC,
5.63%, 8/15/29 (1)	3,610	3,327
		30,442
Commercial Support Services – 2.4%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	3,355	3,094
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	5,485	5,499
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	312	311
APX Group, Inc.,
6.75%, 2/15/27 (1)	6,120	6,104
5.75%, 7/15/29 (1)	4,410	4,231
Brink's (The) Co.,
6.50%, 6/15/29 (1)	4,318	4,363
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	1,925	1,930
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Commercial Support Services – 2.4%continued
GFL Environmental, Inc.,
6.75%, 1/15/31 (1)	$5,815	$5,932
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	9,640	9,500
Reworld Holding Corp.,
5.00%, 9/1/30	5,500	4,971
Stericycle, Inc.,
3.88%, 1/15/29 (1)	2,895	2,703
VT Topco, Inc.,
8.50%, 8/15/30 (1)	7,130	7,487
Williams Scotsman, Inc.,
6.63%, 6/15/29 (1)	3,125	3,150
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	3,805	3,306
		62,581
Construction Materials – 0.8%
Eco Material Technologies, Inc.,
7.88%, 1/31/27 (1)	7,015	7,031
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31 (1)	3,605	3,825
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	4,410	3,716
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	5,508	5,517
		20,089
Consumer Services – 0.4%
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	6,390	6,070
StoneMor, Inc.,
8.50%, 5/15/29 (1)	6,425	5,330
		11,400
Containers & Packaging – 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	6,640	4,119
Ball Corp.,
2.88%, 8/15/30	7,280	6,185
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	2,910	2,860
Graphic Packaging International LLC,
3.75%, 2/1/30 (1)	5,702	5,091
FIXED INCOME FUNDS 131 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Containers & Packaging – 1.2%continued
LABL, Inc.,
5.88%, 11/1/28 (1)	$3,605	$3,287
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/27 (1)	4,810	4,906
9.25%, 4/15/27 (1)	3,067	3,069
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31 (1)	3,250	3,244
		32,761
Electric Utilities – 1.6%
Calpine Corp.,
5.13%, 3/15/28	7,447	7,162
5.00%, 2/1/31 (1)	3,390	3,164
NRG Energy, Inc.,
5.75%, 1/15/28	7,725	7,665
3.88%, 2/15/32 (1)	4,432	3,805
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,800	3,517
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	3,505	3,737
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	5,625	5,531
4.38%, 5/1/29 (1)	4,550	4,237
6.88%, 4/15/32 (1)	4,340	4,406
		43,224
Electrical Equipment – 0.5%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	12,050	12,144
Engineering & Construction – 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26 (1)	7,180	7,100
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	3,715	3,477
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	3,745	3,571
		14,148
Entertainment Content – 1.0%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	22,150	9,708
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Entertainment Content – 1.0%continued
TEGNA, Inc.,
5.00%, 9/15/29	$14,717	$12,995
Univision Communications, Inc.,
7.38%, 6/30/30 (1)	3,945	3,670
		26,373
Food – 1.1%
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	8,355	8,633
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	4,661	4,178
6.25%, 2/15/32 (1)	10,364	10,377
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	5,795	5,096
		28,284
Forestry, Paper & Wood Products – 0.2%
Glatfelter Corp.,
4.75%, 11/15/29(1)	6,971	5,762
Health Care Facilities & Services – 5.0%
AdaptHealth LLC,
6.13%, 8/1/28 (1)	3,340	3,189
5.13%, 3/1/30 (1)	5,715	4,999
Catalent Pharma Solutions, Inc.,
3.50%, 4/1/30 (1)	13,786	13,197
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29 (1)	4,310	3,296
6.13%, 4/1/30 (1)	6,020	4,213
5.25%, 5/15/30 (1)	6,929	5,713
10.88%, 1/15/32 (1)	11,925	12,411
DaVita, Inc.,
4.63%, 6/1/30 (1)	3,709	3,351
3.75%, 2/15/31 (1)	10,898	9,295
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	2,665	2,648
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	6,265	5,856
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	3,595	3,159
9.88%, 8/15/30 (1)	9,620	10,259
11.00%, 10/15/30 (1)	2,075	2,286
10.00%, 6/1/32 (1)	2,970	3,037
NORTHERN FUNDS QUARTERLY REPORT  132 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Health Care Facilities & Services – 5.0%continued
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	$6,160	$6,149
Star Parent, Inc.,
9.00%, 10/1/30	8,790	9,229
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1)	3,526	3,562
Tenet Healthcare Corp.,
4.38%, 1/15/30	23,907	22,161
6.75%, 5/15/31	4,895	4,968
		132,978
Home & Office Products – 0.5%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	4,435	4,407
Newell Brands, Inc.,
6.88%, 4/1/36	9,255	8,285
		12,692
Home Construction – 1.4%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	6,165	6,072
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	2,487	2,384
Interface, Inc.,
5.50%, 12/1/28 (1)	3,390	3,178
KB Home,
7.25%, 7/15/30	4,115	4,239
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	6,030	5,218
M/I Homes, Inc.,
3.95%, 2/15/30	8,310	7,407
Masterbrand, Inc.,
7.00%, 7/15/32 (1)	1,850	1,871
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	3,175	3,198
Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	4,050	3,878
		37,445
Household Products – 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
6.63%, 7/15/30 (1)	5,785	5,871
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Household Products – 0.4%continued
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	$2,430	$2,371
Perrigo Finance Unlimited Co.,
4.65%, 6/15/30	3,520	3,236
		11,478
Industrial Intermediate Products – 0.7%
Anagram Holdings LLC/Anagram International, Inc.,
10.00%, 8/15/26 (1) (4) (5) (6) (7)	2,819	21
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	6,280	6,490
9.50%, 1/1/31 (1)	3,095	3,353
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	9,970	9,879
		19,743
Industrial Support Services – 0.8%
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	3,180	2,894
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	3,570	3,307
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	7,895	3,330
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	3,268	2,880
United Rentals North America, Inc.,
3.75%, 1/15/32	7,905	6,878
6.13%, 3/15/34 (1)	2,785	2,775
		22,064
Institutional Financial Services – 0.9%
Aretec Group, Inc.,
7.50%, 4/1/29 (1)	2,362	2,277
10.00%, 8/15/30 (1)	3,640	3,959
Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	4,605	4,387
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	6,720	5,388
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	9,445	8,860
		24,871
FIXED INCOME FUNDS 133 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Insurance – 1.2%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	$2,870	$2,884
4.25%, 2/15/29 (1)	4,675	4,247
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31 (1)	6,335	6,409
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (7)	7,665	7,678
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	10,085	10,200
		31,418
Internet Media & Services – 1.0%
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	4,755	4,309
Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	4,530	3,269
TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	6,740	6,759
Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	7,595	7,604
4.50%, 8/15/29 (1)	3,690	3,516
		25,457
IT Services – 0.4%
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	3,825	3,884
Vericast Corp.,
11.00%, 9/15/26 (1)	3,100	3,317
Virtusa Corp.,
7.13%, 12/15/28 (1)	2,810	2,586
		9,787
Leisure Facilities & Services – 7.2%
Affinity Interactive,
6.88%, 12/15/27 (1)	4,055	3,576
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	5,470	5,104
Caesars Entertainment, Inc.,
4.63%, 10/15/29 (1)	6,665	6,110
7.00%, 2/15/30 (1)	4,000	4,087
6.50%, 2/15/32 (1)	8,252	8,293
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Leisure Facilities & Services – 7.2%continued
Carnival Corp.,
5.75%, 3/1/27 (1)	$8,490	$8,387
4.00%, 8/1/28 (1)	5,215	4,898
6.00%, 5/1/29 (1)	5,465	5,398
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	5,840	6,322
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	5,600	5,509
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	3,444	3,136
6.75%, 1/15/30 (1)	5,360	4,707
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	6,200	5,940
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	6,940	5,066
Hilton Domestic Operating Co., Inc.,
3.75%, 5/1/29 (1)	3,780	3,466
International Game Technology PLC,
5.25%, 1/15/29 (1)	7,270	7,034
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	4,220	3,914
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	7,448	7,487
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	7,725	7,628
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	4,365	4,066
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	6,743	6,666
5.88%, 2/15/27 (1)	4,480	4,422
8.38%, 2/1/28 (1)	3,215	3,360
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	2,465	2,434
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	3,125	2,680
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	2,190	1,489
Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26 (1)	14,615	14,453
NORTHERN FUNDS QUARTERLY REPORT  134 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Leisure Facilities & Services – 7.2%continued
7.25%, 1/15/30 (1)	$2,630	$2,723
6.25%, 3/15/32 (1)	6,245	6,297
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	5,081	4,681
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	2,725	2,656
Station Casinos LLC,
4.50%, 2/15/28 (1)	3,650	3,434
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	4,390	4,423
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	10,040	9,937
7.00%, 2/15/29 (1)	5,020	5,047
Yum! Brands, Inc.,
5.38%, 4/1/32	6,140	5,902
		190,732
Leisure Products – 0.5%
Acushnet Co.,
7.38%, 10/15/28 (1)	3,605	3,736
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	6,780	5,951
Vista Outdoor, Inc.,
4.50%, 3/15/29 (1)	3,799	3,812
		13,499
Machinery – 0.9%
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	4,575	2,900
Madison IAQ LLC,
4.13%, 6/30/28 (1)	4,820	4,495
5.88%, 6/30/29 (1)	3,255	3,028
Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28 (1)	7,575	7,811
Titan International, Inc.,
7.00%, 4/30/28	5,460	5,251
		23,485
Medical Equipment & Devices – 0.6%
Embecta Corp.,
5.00%, 2/15/30 (1)	3,330	2,743
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Medical Equipment & Devices – 0.6%continued
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	$5,522	$5,085
5.25%, 10/1/29 (1)	9,695	9,252
		17,080
Metals & Mining – 0.9%
Alcoa Nederland Holding B.V.,
7.13%, 3/15/31 (1)	7,175	7,374
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
8.63%, 6/15/29	2,960	3,038
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	3,800	3,561
Constellium S.E.,
3.75%, 4/15/29 (1)	2,880	2,611
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	5,015	4,441
Novelis Corp.,
4.75%, 1/30/30 (1)	4,325	4,012
		25,037
Oil & Gas Services & Equipment – 1.9%
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	5,990	6,077
7.50%, 1/15/28 (1)	6,390	6,097
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	2,190	2,228
9.13%, 1/31/30 (1)	1,450	1,502
Oceaneering International, Inc.,
6.00%, 2/1/28	6,120	6,050
6.00%, 2/1/28	3,860	3,816
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	2,335	2,371
Transocean Poseidon Ltd.,
6.88%, 2/1/27 (1)	4,685	4,679
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	1,500	1,548
Transocean, Inc.,
8.75%, 2/15/30 (1)	5,967	6,265
8.50%, 5/15/31 (1)	3,520	3,521
FIXED INCOME FUNDS 135 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Oil & Gas Services & Equipment – 1.9%continued
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29 (1)	$5,080	$5,119
		49,273
Oil & Gas Supply Chain – 10.5%
Apache Corp.,
5.10%, 9/1/40	4,840	4,130
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	10,000	9,869
Buckeye Partners L.P.,
6.88%, 7/1/29 (1)	4,325	4,341
California Resources Corp.,
7.13%, 2/1/26 (1)	4,555	4,565
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	8,794	8,746
8.38%, 1/15/29 (1)	2,970	3,061
Civitas Resources, Inc.,
8.38%, 7/1/28 (1)	3,640	3,814
8.63%, 11/1/30 (1)	730	783
CNX Resources Corp.,
7.38%, 1/15/31 (1)	2,855	2,919
7.25%, 3/1/32 (1)	5,445	5,550
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	3,425	3,319
6.75%, 3/1/29 (1)	2,110	2,029
Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	5,500	5,811
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	3,225	3,199
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	6,045	5,605
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	2,360	2,331
8.63%, 3/15/29 (1)	2,075	2,135
Energy Transfer L.P.,
5.63%, 5/1/27 (1)	7,706	7,672
EnLink Midstream Partners L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.70%, 8/26/24 (3) (8)	3,083	3,057
EQM Midstream Partners L.P.,
4.50%, 1/15/29 (1)	1,900	1,793
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Oil & Gas Supply Chain – 10.5%continued
6.38%, 4/1/29 (1)	$3,475	$3,510
7.50%, 6/1/30 (1)	3,160	3,372
4.75%, 1/15/31 (1)	6,705	6,270
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	7,470	7,909
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	3,360	3,435
8.25%, 1/15/29	5,840	6,029
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	3,845	3,809
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	2,860	2,906
Hess Midstream Operations L.P.,
5.50%, 10/15/30 (1)	4,990	4,822
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	6,077	6,002
ITT Holdings LLC,
6.50%, 8/1/29 (1)	8,370	7,583
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	5,710	6,175
Murphy Oil Corp.,
6.38%, 7/15/28	4,570	4,605
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.38%, 2/15/32 (1)	12,798	12,995
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	3,730	3,772
NuStar Logistics L.P.,
6.00%, 6/1/26	4,250	4,243
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	11,118	10,840
Permian Resources Operating LLC,
8.00%, 4/15/27 (1)	4,675	4,780
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.69%, 8/1/24 (3) (8)	4,100	4,082
Range Resources Corp.,
8.25%, 1/15/29	4,020	4,166
4.75%, 2/15/30 (1)	2,650	2,487
NORTHERN FUNDS QUARTERLY REPORT  136 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Oil & Gas Supply Chain – 10.5%continued
SM Energy Co.,
5.63%, 6/1/25	$8,660	$8,623
Southwestern Energy Co.,
5.38%, 2/1/29	10,640	10,342
Sunoco L.P.,
7.00%, 5/1/29 (1)	4,230	4,335
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 5/15/29	2,788	2,607
4.50%, 4/30/30	3,750	3,469
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	7,170	7,205
Talos Production, Inc.,
9.38%, 2/1/31 (1)	5,695	6,013
Venture Global LNG, Inc.,
9.50%, 2/1/29 (1)	13,938	15,263
8.38%, 6/1/31 (1)	13,328	13,824
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	8,269	8,335
		278,537
Publishing & Broadcasting – 2.4%
Beasley Mezzanine Holdings LLC,
8.63%, 2/1/26 (1)	9,215	5,437
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	5,465	5,219
7.75%, 4/15/28 (1)	2,845	2,490
7.50%, 6/1/29 (1)	3,065	2,561
7.88%, 4/1/30 (1)	2,475	2,491
Cumulus Media New Holdings, Inc.,
8.00%, 7/1/29 (1)	6,285	2,653
Gannett Holdings LLC,
6.00%, 11/1/26 (1)	3,310	3,160
Gray Television, Inc.,
7.00%, 5/15/27 (1)	5,045	4,645
10.50%, 7/15/29 (1)	5,631	5,661
5.38%, 11/15/31 (1)	5,720	3,243
iHeartCommunications, Inc.,
8.38%, 5/1/27	3,245	1,196
5.25%, 8/15/27 (1)	3,810	2,023
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	4,170	4,021
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	4,385	4,166
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Publishing & Broadcasting – 2.4%continued
4.75%, 11/1/28 (1)	$1,135	$1,009
Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	6,379	6,281
Urban One, Inc.,
7.38%, 2/1/28 (1)	7,920	6,087
		62,343
Real Estate Investment Trusts – 1.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	5,840	5,435
Diversified Healthcare Trust,
4.38%, 3/1/31	4,642	3,382
IIP Operating Partnership L.P.,
5.50%, 5/25/26	5,530	5,290
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	8,134	7,665
5.25%, 7/15/30 (1)	9,345	8,882
Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	5,595	4,922
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	2,935	2,752
Service Properties Trust,
5.50%, 12/15/27	6,935	6,442
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	3,450	3,379
6.50%, 2/15/29 (1)	3,020	1,926
		50,075
Real Estate Owners & Developers – 0.1%
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	4,055	3,316
Renewable Energy – 0.2%
EnerSys,
6.63%, 1/15/32(1)	4,295	4,366
FIXED INCOME FUNDS 137 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	$4,235	$4,091
5.88%, 2/15/28 (1)	4,260	4,210
		8,301
Retail - Discretionary – 4.3%
Academy Ltd.,
6.00%, 11/15/27 (1)	6,140	6,045
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	3,590	3,318
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	1,455	1,503
5.25%, 2/1/28	2,170	2,107
6.63%, 10/1/30 (1)	4,320	4,333
6.75%, 7/1/36	7,615	7,581
Carvana Co.,
12.00%, (100% Cash), 12/1/28 (1) (7)	788	847
13.00%, (100% Cash), 6/1/30 (1) (7)	1,187	1,299
14.00%, (100% Cash), 6/1/31 (1) (7)	1,412	1,588
Cougar JV Subsidiary LLC,
8.00%, 5/15/32 (1)	1,325	1,370
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	7,038	7,511
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	6,305	5,844
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	6,923	6,471
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (1)	2,775	2,662
4.50%, 12/15/34	5,395	4,662
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	8,489	7,914
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	5,310	4,248
7.88%, 5/1/29 (1)	2,370	1,521
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	2,985	2,949
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Retail - Discretionary – 4.3%continued
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	$4,940	$4,989
4.75%, 5/1/29 (1)	3,220	2,966
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	1,150	1,068
7.75%, 2/15/29 (1)	3,005	2,926
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	2,165	1,954
4.88%, 11/15/31 (1)	3,380	2,976
Staples, Inc.,
10.75%, 9/1/29 (1)	9,450	8,981
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	5,245	4,361
Victra Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	8,855	8,807
		112,801
Semiconductors – 0.2%
Coherent Corp.,
5.00%, 12/15/29(1)	4,261	4,033
Software – 2.2%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	3,800	3,499
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	3,250	3,356
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	4,390	2,063
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	8,065	8,025
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	8,615	8,273
9.00%, 9/30/29 (1)	6,630	6,433
8.25%, 6/30/32 (1)	2,640	2,691
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	2,152	1,701
5.50%, 5/1/28 (1)	2,972	1,189
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l.,
8.75%, 5/1/29 (1)	3,370	3,431
McAfee Corp.,
7.38%, 2/15/30 (1)	5,000	4,619
SS&C Technologies, Inc.,
6.50%, 6/1/32 (1)	6,055	6,108
NORTHERN FUNDS QUARTERLY REPORT  138 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Software – 2.2%continued
UKG, Inc.,
6.88%, 2/1/31 (1)	$5,645	$5,716
		57,104
Specialty Finance – 7.5%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	4,040	3,555
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	1,565	1,253
Block, Inc.,
6.50%, 5/15/32 (1)	3,170	3,212
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	7,590	7,914
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	8,644	8,488
9.25%, 7/1/31 (1)	6,365	6,699
CPI CG, Inc.,
8.63%, 3/15/26 (1)	5,544	5,662
7/15/29 (1) (9)	6,200	6,433
Credit Acceptance Corp.,
6.63%, 3/15/26	6,593	6,584
9.25%, 12/15/28 (1)	3,710	3,921
Discover Financial Services,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/49 (2)	5,755	4,960
Encore Capital Group, Inc.,
9.25%, 4/1/29 (1)	3,140	3,272
8.50%, 5/15/30 (1)	6,440	6,552
Enova International, Inc.,
8.50%, 9/15/25 (1)	8,615	8,621
FirstCash, Inc.,
4.63%, 9/1/28 (1)	3,621	3,403
6.88%, 3/1/32 (1)	3,460	3,460
Fortress Transportation and Infrastructure Investors LLC,
7.00%, 6/15/32 (1)	10,655	10,806
Freedom Mortgage Corp.,
12.25%, 10/1/30 (1)	5,135	5,524
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	3,600	3,598
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Specialty Finance – 7.5%continued
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	$7,670	$7,075
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	12,025	11,842
9.50%, 2/15/29 (1)	3,080	3,175
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (4) (5) (6)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	9,225	8,737
LFS Topco LLC,
5.88%, 10/15/26 (1)	6,940	6,402
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	2,995	2,832
Navient Corp.,
5.00%, 3/15/27	11,160	10,652
OneMain Finance Corp.,
5.38%, 11/15/29	11,660	10,935
4.00%, 9/15/30	4,970	4,265
PennyMac Financial Services, Inc.,
7.13%, 11/15/30 (1)	5,165	5,149
5.75%, 9/15/31 (1)	4,955	4,640
PRA Group, Inc.,
7.38%, 9/1/25 (1)	7,430	7,439
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	3,517	3,417
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	3,020	3,052
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (4) (5)	3,028	151
World Acceptance Corp.,
7.00%, 11/1/26 (1)	5,755	5,486
		199,166
Steel – 0.3%
Carpenter Technology Corp.,
6.38%, 7/15/28	4,820	4,819
TMS International Corp.,
6.25%, 4/15/29 (1)	2,295	2,095
United States Steel Corp.,
6.88%, 3/1/29	1,044	1,049
		7,963
FIXED INCOME FUNDS 139 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Technology Hardware – 2.1%
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	$5,976	$2,468
CommScope, Inc.,
6.00%, 3/1/26 (1)	2,120	1,860
7.13%, 7/1/28 (1)	1,457	598
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	3,145	3,261
Imola Merger Corp.,
4.75%, 5/15/29 (1)	5,840	5,460
Likewize Corp.,
9.75%, 10/15/25 (1)	6,915	6,968
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	11,004	11,892
Seagate HDD Cayman,
3.38%, 7/15/31	2,615	2,099
Viasat, Inc.,
5.63%, 4/15/27 (1)	6,590	5,898
6.50%, 7/15/28 (1)	5,245	3,971
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	3,440	2,905
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	6,941	7,019
		54,399
Telecommunications – 1.7%
C&W Senior Finance Ltd.,
6.88%, 9/15/27 (1)	5,011	4,808
Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	2,410	1,943
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	6,305	6,156
6.75%, 5/1/29 (1)	9,200	8,439
8.75%, 5/15/30 (1)	4,780	4,925
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	4,180	1,943
Level 3 Financing, Inc.,
10.50%, 5/15/30 (1)	7,126	7,058
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	6,160	5,803
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	4,540	3,040
		44,115
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Tobacco & Cannabis – 0.3%
Vector Group Ltd.,
5.75%, 2/1/29(1)	$9,620	$9,015
Transportation & Logistics – 2.9%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	4,070	3,873
American Airlines, Inc.,
7.25%, 2/15/28 (1)	2,730	2,732
8.50%, 5/15/29 (1)	3,487	3,623
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	4,737	4,695
5.75%, 4/20/29 (1)	13,555	13,187
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	9,945	9,224
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	6,340	5,710
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	3,000	2,989
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	9,435	8,977
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	3,183	3,189
United Airlines, Inc.,
4.63%, 4/15/29 (1)	7,005	6,524
XPO, Inc.,
6.25%, 6/1/28 (1)	7,635	7,658
7.13%, 6/1/31 (1)	3,039	3,105
		75,486
Transportation Equipment – 0.4%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	4,970	4,902
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	5,127	5,308
		10,210
Total Corporate Bonds
(Cost $2,288,274)		2,166,847

NORTHERN FUNDS QUARTERLY REPORT  140 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 14.9%
Aerospace & Defense – 0.9%
Bombardier, Inc.,
6.00%, 2/15/28 (1)	$9,275	$9,168
7.50%, 2/1/29 (1)	3,095	3,207
7.25%, 7/1/31 (1)	3,070	3,152
7.00%, 6/1/32 (1)	1,986	2,014
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	5,965	5,992
		23,533
Asset Management – 0.4%
CI Financial Corp.,
7.50%, 5/30/29 (1)	6,310	6,251
UBS Group A.G.,
(Variable, USD SOFR ICE Swap Rate 5Y + 4.16%), 7.75%, 4/12/31 (1) (2) (3)	4,695	4,789
		11,040
Automotive – 0.6%
IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27 (1) (7)	6,580	6,475
ZF North America Capital, Inc.,
7.13%, 4/14/30 (1)	5,640	5,839
6.88%, 4/23/32 (1)	4,365	4,513
		16,827
Banking – 1.6%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29 (2) (3)	3,900	4,151
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	3,940	3,309
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (2) (3)	2,250	2,439
Deutsche Bank A.G.,
(Variable, USD ICE Swap Rate 5Y + 5.00%), 7.50%, 4/30/25 (2) (3)	4,070	4,005
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	3,315	3,138
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Banking – 1.6%continued
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2) (3)	$2,786	$2,755
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	3,570	2,813
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (2) (3)	4,635	4,683
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.45%), 10.00%, 11/14/28 (1) (2) (3)	3,725	3,865
(Variable, USD ICE Swap Rate 5Y + 5.87%), 8.00%, 9/29/49 (1) (2)	3,235	3,231
Swedbank AB,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.59%), 7.63%, 3/17/28 (2) (3) (10)	7,675	7,646
		42,035
Biotechnology & Pharmaceuticals – 0.5%
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	3,927	3,633
Teva Pharmaceutical Finance Netherlands III B.V.,
6.75%, 3/1/28	3,745	3,834
7.88%, 9/15/29	4,370	4,693
		12,160
Cable & Satellite – 0.6%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	5,205	3,958
5.75%, 8/15/29 (1)	7,060	5,126
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	6,850	6,719
		15,803
Chemicals – 0.3%
Methanex Corp.,
5.13%, 10/15/27	4,675	4,510
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	4,235	3,879
		8,389
FIXED INCOME FUNDS 141 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Containers & Packaging – 0.1%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (7)	$5,993	$1,484
Electric Utilities – 0.1%
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/28(1)	2,029	1,986
Electrical Equipment – 0.1%
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27(1)	3,150	3,053
Food – 0.6%
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	3,800	3,135
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26 (1)	8,045	8,050
Sigma Holdco B.V.,
7.88%, 5/15/26 (1)	5,505	5,436
		16,621
Household Products – 0.3%
Kronos Acquisition Holdings, Inc.,
6/30/31 (1) (9)	3,735	3,739
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	3,650	3,735
		7,474
Insurance – 0.7%
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	10,312	10,072
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32 (1)	3,645	3,621
Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30 (1)	3,675	3,947
		17,640
IT Services – 0.4%
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	12,215	11,725
Leisure Facilities & Services – 1.1%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	4,675	4,115
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Leisure Facilities & Services – 1.1%continued
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29 (1)	$3,295	$3,405
Cruise Yacht Upper HoldCo Ltd.,
7/5/28 (9)	3,250	3,295
11.88%, 7/5/28	200	203
Flutter Treasury Designated Activity Co.,
6.38%, 4/29/29 (1)	3,120	3,140
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	6,825	6,515
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	6,905	6,078
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	3,772	3,594
		30,345
Machinery – 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	6,250	6,472
Metals & Mining – 0.8%
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	1,265	1,322
8.63%, 6/1/31 (1)	7,890	7,877
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	7,310	6,533
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	4,840	4,951
		20,683
Oil & Gas Services & Equipment – 0.6%
Seadrill Finance Ltd.,
8.38%, 8/1/30 (1)	8,805	9,203
Shelf Drilling Holdings Ltd.,
9.63%, 4/15/29 (1)	5,870	5,613
		14,816
Oil & Gas Supply Chain – 1.0%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	3,245	3,394
7.38%, 3/15/32 (1)	2,130	2,164
eG Global Finance PLC,
12.00%, 11/30/28 (1)	5,606	5,968
MEG Energy Corp.,
5.88%, 2/1/29 (1)	4,370	4,251
NORTHERN FUNDS QUARTERLY REPORT  142 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Oil & Gas Supply Chain – 1.0%continued
Parkland Corp.,
4.50%, 10/1/29 (1)	$5,435	$4,975
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	5,140	5,086
		25,838
Software – 0.3%
Open Text Holdings, Inc.,
4.13%, 2/15/30(1)	8,295	7,481
Specialty Finance – 0.9%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79 (2)	9,600	9,554
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	3,485	3,600
6.88%, 4/15/29 (1)	3,010	3,063
goeasy Ltd.,
9.25%, 12/1/28 (1)	4,335	4,601
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	2,605	2,679
		23,497
Steel – 0.2%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	5,560	5,748
Telecommunications – 2.1%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	10,410	4,153
Altice France S.A.,
5.50%, 1/15/28 (1)	3,295	2,257
5.13%, 7/15/29 (1)	6,610	4,347
5.50%, 10/15/29 (1)	9,195	6,060
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	8,810	8,503
Iliad Holding SASU,
7.00%, 10/15/28 (1)	3,160	3,134
8.50%, 4/15/31 (1)	4,960	5,022
Telecom Italia Capital S.A.,
6.38%, 11/15/33	942	881
6.38%, 11/15/33 (1)	5,619	5,497
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	5,475	2,565
6.50%, 10/15/27 (1)	11,475	3,547
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Telecommunications – 2.1%continued
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	$5,365	$4,452
4.75%, 7/15/31 (1)	4,840	4,082
		54,500
Transportation & Logistics – 0.5%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	3,230	2,851
6.38%, 2/1/30 (1)	12,865	10,109
		12,960
Total Foreign Issuer Bonds
(Cost $422,934)		392,110

TERM LOANS – 0.6%
Biotechnology & Pharmaceuticals – 0.6%
Alvogen Pharma U.S., Inc., June 2022 Loan,
(Floating, ICE CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 12.98%, 6/30/25	16,273	14,808
Total Term Loans
(Cost $16,256)		14,808

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Biotechnology & Pharmaceuticals – 0.0%
Endo, Inc.(6) *	45,283	$1,291
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(4) (6) *	2,621	—
Total Common Stocks
(Cost $1,293)		1,291

PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(4) (6) *	15,725	—
Total Preferred Stocks
(Cost $1,572)		—

FIXED INCOME FUNDS 143 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Par Pharmaceutical, Inc. (1) (4) (6) *	8,813,000	$—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(11) (12)	21,123,823	21,124
Total Investment Companies
(Cost $21,124)		21,124

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.15%, 10/3/24(13) (14)	$3,690	$3,640
Total Short-Term Investments
(Cost $3,641)		3,640

Total Investments – 98.5%
(Cost $2,755,094)		2,599,820
Other Assets less Liabilities – 1.5%		39,888
NET ASSETS – 100.0%		$2,639,708

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2024, the value of these securities amounted to approximately $2,140,243,000 or
81.1% of net assets.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2024.
(3)	Perpetual bond. Maturity date represents next call date.
(4)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of these restricted illiquid securities amounted to approximately
$172,000 or 0.0% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Anagram Holdings LLC/Anagram International, Inc., 10.00%, 8/15/26	7/26/18 - 8/18/23	$6,911
Cayenne Aviation LLC	5/18/21	1,572
Escrow Par Pharmaceutical, Inc.	4/23/24	—
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	8,000
Voyager Aviation Holdings LLC	5/18/21	3
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Voyager Aviation Holdings LLC, 8.50%, 5/9/26	5/3/21	$2,891

(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(8)	Variable or floating rate security. Rate as of June 30, 2024 is disclosed.
(9)	When-Issued Security. Coupon rate is not in effect at June 30, 2024.
(10)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of June 30, 2024 is disclosed.
(13)	Discount rate at the time of purchase.
(14)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  144 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued	June 30, 2024 (UNAUDITED)
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Ultra 10-Year U.S. Treasury Note	1,293	$146,796	Long	9/24	$1,877
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	82.1%
Foreign Issuer Bonds	14.9%
Term Loans	0.6%
Common Stocks	0.0%
Investment Companies	0.8%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Industrial Intermediate Products	$—	$19,722	$21	$19,743
All Other Industries(1)	—	2,147,104	—	2,147,104
Total Corporate Bonds	—	2,166,826	21	2,166,847
Foreign Issuer Bonds(1)	—	392,110	—	392,110
Term Loans	—	14,808	—	14,808
Common Stocks(1)	—	—	1,291	1,291
Investment Companies	21,124	—	—	21,124
Short-Term Investments	—	3,640	—	3,640
Total Investments	$21,124	$2,577,384	$1,312	$2,599,820
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,877	$—	$—	$1,877

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$37,595	$204,544	$221,015	$678	$21,124	$21,123,823
FIXED INCOME FUNDS 145 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

HIGH YIELD MUNICIPAL FUND	June 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.3%
Consumer Services – 0.1%
Grand Canyon University,
5.13%, 10/1/28	$500	$451
Real Estate Owners & Developers – 0.2%
Benloch Ranch Improvement Association No. 2,
10.00%, 12/1/51(1) (2) (3)	1,000	881
Total Corporate Bonds
(Cost $1,477)		1,332

MUNICIPAL BONDS – 96.8%
Alabama – 0.9%
Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,
5.75%, 10/1/49	1,000	1,040
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	2,000	2,167
		3,207
Arizona – 4.2%
Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50(4)	2,000	120
Arizona State IDA Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,
5.50%, 7/1/31(4)	100	6
6.00%, 7/1/51(4)	400	24
Arizona State IDA Education Revenue Bonds, Pinecrest Academy of Northern,
4.50%, 7/15/29(1)	1,800	1,719
Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,
5.00%, 5/15/56	1,000	896
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/29	3,325	3,610
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,412
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Arizona – 4.2%continued
Maricopa County IDA Exempt Facilities Revenue Bonds (AMT), Commercial Metals Company,
4.00%, 10/15/47	$1,000	$911
Phoenix IDA Hotel Senior Lien Revenue Bonds, Falcon Properties LLC Project,
4.00%, 12/1/51(1)	2,500	1,877
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
4.00%, 1/1/38	2,890	2,902
Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,500	1,443
Tempe IDA Revenue Refunding Bonds, Friendship Village Project,
4.00%, 12/1/46	1,000	843
		15,763
Arkansas – 0.3%
Arkansas Development Finance Authority Environmental Revenue Bonds (AMT), Green Bonds,
5.45%, 9/1/52	1,000	1,028
California – 10.8%
Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,023
California Community Housing Agency Essential Housing Revenue Bonds, Summit at Sausalito Apartments,
4.00%, 2/1/50(1)	1,000	768
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(1)	2,000	1,947
California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,
4.00%, 8/1/47	1,000	818
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,
5.00%, 6/1/50	500	502
NORTHERN FUNDS QUARTERLY REPORT  146 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 10.8%continued
California State Community College Financing Authority Student Housing Revenue Bonds, Series A, Napa Valley College Project,
5.75%, 7/1/60	$2,000	$2,036
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/31	1,615	1,813
California State Municipal Finance Authority MFH Sustainability Revenue Bonds, Cityview,
4.00%, 11/1/36(1)	1,500	1,424
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	5,077
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	2,997
California State Municipal Finance Authority Special TRB, Community Facilities District No. 2021-11 Otay Ranch,
5.00%, 9/1/52	1,000	1,021
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(1)	1,000	940
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(4) (5)	2,941	—
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	1,031
CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49(6)	1,700	1,720
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 10.8%continued
CSCDA Community Improvement Authority Essential Housing Mezzanine Revenue Bonds, Crescent West Hollywood,
5.50%, 7/1/59	$1,000	$887
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,
4.00%, 10/1/56	1,000	795
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	433
CSCDA Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	515
5.00%, 11/1/41	1,000	1,007
CSCDA Special TRB, Community Facilities District No. 2016-02 Delta Coves,
4.00%, 9/1/50	1,000	889
CSCDA Special TRB, Delta Coves,
5.50%, 9/1/52	1,000	1,021
CSCDA Special TRB, Improvement Area No. 1,
4.00%, 9/1/51	1,000	893
CSCDA Statewide Revenue Special Assessment Bonds,
4.00%, 9/2/50	500	424
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	750	729
Ontario Special Tax Bonds, Tevelde Facilities,
4.00%, 9/1/51	1,000	861
River Islands PFA Special Tax Bonds, Community Facilities District No. 2003-1 Improvement Area No. 2,
9/1/31(7)	300	315
5.50%, 9/1/37	1,000	1,045
River Islands PFA Special Tax Refunding Bonds, Phase 2 Public Improvement,
4.00%, 9/1/51	1,000	858
FIXED INCOME FUNDS 147 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 10.8%continued
Roseville Special Tax Bonds, The Ranch at Sierra Vista Community,
4.00%, 9/1/51	$1,500	$1,289
Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),
4.00%, 9/1/50	150	129
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/42	800	833
Sacramento Special Tax Bonds, Railyards Community Facilities District No. 2018-01,
5.25%, 9/1/42	1,000	1,059
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Series 2021,
4.00%, 9/1/51	1,000	888
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Treasure Island, Series 2022,
4.00%, 9/1/52	1,000	862
San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,
4.00%, 9/1/51	695	597
Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,
4.00%, 9/1/50	1,000	867
		40,313
Colorado – 2.6%
Cascade Ridge Metropolitan District G.O. Limited Bonds,
5.00%, 12/1/51	1,205	1,054
Chambers Highpoint Metropolitan District No. 2 G.O. Limited Bonds,
5.00%, 12/1/51	500	414
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	1,500	1,464
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Colorado – 2.6%continued
Colorado State Health Facilities Authority Hospital Revenue and Improvement Refunding Bonds, Christian Living Neighborhoods,
4.00%, 1/1/42	$1,000	$874
Colorado State Health Facilities Authority Hospital Revenue Bonds, Series A, Aberdeen Ridge,
5.00%, 5/15/58	1,500	958
Fiddler's Business Improvement District G.O. Unlimited Refunding Bonds,
5.55%, 12/1/47	1,000	1,024
Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,
5.00%, 12/1/51	750	651
Riverwalk Metropolitan District No. 2 Revenue Bonds, Series A,
4.50%, 12/1/32	1,465	1,349
Rudolph Farms Metropolitan District No. 6 Revenue Supported G.O. Limited Bonds,
6.50%, 6/1/52	500	501
Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,
5.00%, 12/1/50	500	450
Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	864
		9,603
Connecticut – 0.9%
Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
5.00%, 1/1/32	3,385	3,563
District of Columbia – 0.1%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
10/1/40(7)	250	268
Florida – 7.7%
Brevard County School Board Refunding COPS, Series A,
7/1/30(7)	1,175	1,292
NORTHERN FUNDS QUARTERLY REPORT  148 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Florida – 7.7%continued
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	$1,905	$1,907
Capital Trust Agency Educational Facilities Revenue Bonds, New Springs, Inc., Project,
4.75%, 6/1/56	1,410	1,101
Capital Trust Agency Educational Facilities Revenue Bonds, Tallahassee Classical School,
4.25%, 7/1/51	2,500	1,875
Capital Trust Agency Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.50%, 6/1/57	1,000	985
Capital Trust Agency Revenue Bonds, Sustainability Bonds,
4.00%, 6/15/41	1,510	1,284
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43(6)	3,000	3,013
Charlotte County IDA Utility System Revenue Bonds (AMT), Town & Country Utilities Project,
4.00%, 10/1/51	1,000	838
Florida State Development Finance Corp. Educational Facilities Revenue Bonds, 2017 Foundation for Global Understanding, Inc., Project,
4.00%, 7/1/51	750	643
Florida State Development Finance Corp. Educational Facilities Revenue Refunding Bonds, Central Charter School Project,
5.00%, 8/15/32	410	418
5.25%, 8/15/37	690	690
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(1)	1,000	878
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Florida – 7.7%continued
Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,
5.00%, 6/1/51	$2,000	$1,786
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	1,500	1,522
Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,
5.75%, 8/15/55	1,000	932
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point 2024B-1 (Temps-85),
11/15/29(7)	1,000	1,002
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(1) (6)	1,500	1,231
Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,
5.00%, 6/1/57	1,500	1,361
Pembroke Pines Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/33	1,225	1,324
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	2,000	2,023
Sterling Hill Community Development District Capital Improvement Special Assessment Bonds, Series B,
5.50%, 11/1/10(4)	143	66
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	929
Village Community Development District No. 13 Special Assessment Revenue Bonds,
3.50%, 5/1/51(1)	960	775
FIXED INCOME FUNDS 149 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Florida – 7.7%continued
Village Community Development District No. 14 Revenue Special Assessment Bonds,
5.13%, 5/1/37	$975	$1,022
		28,897
Georgia – 2.9%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35(2) (4)	3,000	1,350
Georgia State Housing & Finance Authority Revenue Bonds, Series A,
12/1/42(7)	1,250	1,348
La Grange Development Authority Revenue Refunding Bonds, La Grange College Project,
5.00%, 10/15/52	2,000	1,786
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(8) (9)	3,515	3,708
Oconee County IDA Taxable Revenue Bonds, Economic Development Project,
6.00%, 3/1/48	1,500	1,282
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	1,500	1,316
		10,790
Guam – 0.5%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,
4.00%, 1/1/36	1,000	1,003
Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,
5.00%, 2/1/40	1,000	989
		1,992
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Idaho – 0.7%
Idaho State Housing & Finance Association Nonprofit Facilities Revenue Bonds, Series A, Future Public School Project,
4.00%, 5/1/52	$3,410	$2,718
Illinois – 3.7%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds,
5.75%, 4/1/48	1,000	1,112
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.50%, 12/1/31	1,000	1,097
Illinois Finance Authority Revenue Refunding Bonds, Plymouth Place, Inc.,
5.00%, 5/15/51	410	351
5.00%, 5/15/56	440	368
Illinois State Finance Authority Revenue Bonds, Series A, Plymouth Place, Inc.,
6.63%, 5/15/52	1,000	1,046
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45(2) (4)	1,500	345
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	800	894
5.00%, 5/1/36	800	891
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	2,000	2,084
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/42	1,650	1,717
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	3,490	3,543
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	250	245
		13,693
NORTHERN FUNDS QUARTERLY REPORT  150 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Indiana – 5.3%
Aurora School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 1/15/37	$1,300	$1,425
Goshen MFH Revenue Bonds, Green Oaks of Goshen Project, Housing Choice Voucher Program (HUD Sector 8 Program),
5.00%, 8/1/41(1)	1,000	834
Hamilton County Public Building Corp. Lease Rent Revenue Bonds,
7/10/40(7)	1,900	2,112
Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,
5.25%, 4/1/41	1,000	823
Indiana Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/41	420	389
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	3,800	2,483
Indiana State Finance Authority Health Facilities Revenue Bonds, Margaret Mary Health Project,
5.00%, 3/1/27	1,275	1,301
Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis, Inc., Project,
5.00%, 7/1/55	510	497
Indiana State Finance Authority Sustainable Revenue Bonds, Series A,
2/1/31(7)	1,955	2,182
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Metropolitan Thoroughfare District,
5.00%, 1/1/42	1,500	1,659
Noblesville Redevelopment Authority Refunding Revenue Bonds, Event Center Public Improvement (AGM State Intercept Program),
5.00%, 8/1/32	1,500	1,669
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Indiana – 5.3%continued
Northwest Allen School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 1/15/44	$2,105	$2,288
Valparaiso MFH Revenue Bonds, Green Oaks of Valparaiso Project,
5.38%, 12/1/41	1,500	1,204
Wayne Township School Building Corp. First Mortgage Revenue Refunding Bonds, Marion County (State Intercept Program),
5.00%, 1/15/28	900	955
		19,821
Iowa – 0.7%
Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,
5.00%, 9/1/51	1,000	763
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,729
		2,492
Kansas – 2.7%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
9/1/40(7)	2,000	2,277
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
9/1/41(7)	2,615	2,804
Prairie Village Special Obligation Tax Increment Tax Allocation Revenue Refunding Bonds, Meadowbrook TIF Project,
3.13%, 4/1/36	800	738
Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,
5.00%, 8/1/56(1)	2,000	1,808
FIXED INCOME FUNDS 151 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Kansas – 2.7%continued
Wyandotte County and Kansas City Unified Government Special Obligation Revenue Refunding Bonds, Village East Project Areas 2B,
5.75%, 9/1/39	$2,500	$2,555
		10,182
Kentucky – 0.6%
Henderson Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.70%, 1/1/52	500	489
Kentucky State Property & Buildings Commission Revenue Bonds, Series C, Project No. 130,
5.00%, 11/1/31	1,525	1,686
		2,175
Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/34	2,000	1,953
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	2,000	1,658
Louisiana Public Facilities Authority Revenue Bonds, Jefferson Rise Charter School Project,
6.25%, 6/1/52(1)	440	442
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(10)	50	51
Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	1,000	1,098
		5,202
Maryland – 0.6%
Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,
3.63%, 6/1/46	1,750	1,455
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Maryland – 0.6%continued
Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,
4.00%, 7/1/50	$995	$890
		2,345
Massachusetts – 2.8%
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	3,000	3,025
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Salem Community Corp.,
5.25%, 1/1/50	1,000	932
Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,
5.00%, 6/1/44	1,500	1,501
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	4,575	4,864
		10,322
Michigan – 1.6%
Detroit G.O. Unlimited Bonds, Series A, Social Bonds,
5.00%, 4/1/46	1,000	1,020
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
2.00%, 5/1/41	1,285	888
Kalamazoo County G.O. Limited Bonds,
2.13%, 5/1/42	1,000	691
Michigan Mathematics & Science Initiative Revenue Refunding Bonds,
4.00%, 1/1/51	1,000	845
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, Recycle,
4.00%, 10/1/26(8) (9)	500	501
Okemos Public School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/46	1,150	1,248
NORTHERN FUNDS QUARTERLY REPORT  152 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Michigan – 1.6%continued
Tipton Academy Public School Academy Revenue Bonds,
4.00%, 6/1/51	$965	$720
		5,913
Minnesota – 2.5%
Apple Valley Senior Housing Revenue Bonds, Orchard Path Phase II Project,
4.00%, 9/1/61	500	400
Duluth EDA Revenue Refunding Bonds, Benedictine Health System,
4.00%, 7/1/41	550	450
Hennepin County G.O. Unlimited Bonds, Series B,
5.00%, 12/15/34	1,575	1,692
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/27	3,000	3,173
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	3,500	3,566
		9,281
Mississippi – 0.2%
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	904
Missouri – 0.9%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	1,145	1,151
5.00%, 9/1/34	1,315	1,324
Plaza At Noah's Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,
3.00%, 5/1/30	500	461
3.13%, 5/1/35	400	346
		3,282
Nevada – 0.4%
Henderson Local Improvement District No. T-21 Special Assessment Bonds, Black Mountain,
4.00%, 9/1/51	500	428
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Nevada – 0.4%continued
Las Vegas Special Improvement District No. 616 and Special Improvement District No. 81 Special Assessment Bonds,
3.13%, 6/1/51	$500	$353
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	510	413
Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
5.00%, 12/1/49	245	232
		1,426
New Hampshire – 0.1%
National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,
3.75%, 7/2/40(1) (8) (9)	600	501
New Jersey – 3.1%
Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project (County Gtd.),
4.00%, 3/14/25	1,000	1,002
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48(6)	1,000	965
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	2,000	2,072
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series N-1 (NATL Insured),
5.50%, 9/1/27	2,615	2,785
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,
5.63%, 11/15/30	2,000	2,018
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,
4.00%, 6/15/41	1,000	990
FIXED INCOME FUNDS 153 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New Jersey – 3.1%continued
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/33	$1,500	$1,581
		11,413
New Mexico – 0.3%
Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,
4.00%, 9/1/40	1,000	965
New York – 5.1%
Build NYC Resource Corp. Revenue Bonds, Whin Music Community Charter School Project,
6.50%, 7/1/52	1,500	1,531
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	1,041
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
4.00%, 11/15/45	1,000	975
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	3,065	3,178
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/30	1,500	1,657
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	1,705	1,777
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,
5.00%, 1/1/34	4,000	4,125
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/1/46	3,000	3,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 5.1%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,
5.25%, 8/1/31	$790	$838
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
3.00%, 8/1/31	500	471
Western Regional Off-Track Betting Corp. Revenue Refunding Bonds,
4.13%, 12/1/41(1)	500	403
		18,996
North Carolina – 0.5%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/40	1,265	1,450
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,
5.00%, 7/1/49	600	536
		1,986
Ohio – 2.7%
Buckeye Tobacco Settlement Financing Authority Senior Revenue Refunding Bonds, Series B-2, Class 2,
5.00%, 6/1/55	3,000	2,766
Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,
5.25%, 11/15/55	1,000	910
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(1)	2,000	1,862
Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,
5.00%, 12/1/50	1,000	938
NORTHERN FUNDS QUARTERLY REPORT  154 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Ohio – 2.7%continued
Ohio State Water Development Authority Water Pollution Control Revenue Refunding Bonds, Series B,
5.00%, 6/1/32	$1,500	$1,711
Port of Greater Cincinnati Development Authority Revenue Bonds,
4.25%, 12/1/50	2,085	1,860
		10,047
Oklahoma – 1.4%
Oklahoma State Facilities Capitol Improvement Authority Revenue Refunding Bonds, Series A,
5.00%, 7/1/30	1,575	1,734
Payne County EDA Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project (BAM Insured),
5.00%, 9/1/31	3,280	3,617
		5,351
Oregon – 1.1%
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A (Moral Obligation Insured),
5.00%, 4/1/29	790	859
Oregon State G.O. Unlimited Bonds, Article XI-Q State Project,
5.00%, 5/1/40	2,800	3,157
		4,016
Pennsylvania – 1.6%
Allentown Neighborhood Improvement Zone Development Authority Tax Subordinate Revenue Bonds, City Center Project,
5.25%, 5/1/42	500	498
Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,
5.00%, 10/1/49	1,000	896
Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,
5.00%, 12/1/39	755	741
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Pennsylvania – 1.6%continued
Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne's Retirement Community, Inc., Project,
5.00%, 3/1/40	$500	$453
Mercer County IDA College Revenue Refunding Bonds, Thiel College Project,
6.13%, 10/1/50	960	584
Philadelphia Authority For Industrial Development Charter School Revenue Refunding Bonds, Green Woods Charter School Project,
5.38%, 6/15/57	300	302
Philadelphia Authority For Industrial Development Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 3/15/45(2)	950	808
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Prerefunded,
5.00%, 3/15/28(1) (10)	50	53
Westmoreland County IDA Revenue Refunding Bonds, Redstone Presbyterian Senior Care,
4.00%, 5/15/47	2,000	1,504
		5,839
Puerto Rico – 0.8%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series A-1, Restructured Bonds,
5.00%, 7/1/58	3,000	2,988
Rhode Island – 0.5%
Rhode Island Commerce Corp. Grant Anticipation Revenue GARVEE Bonds, Series B,
5.00%, 6/15/31	1,975	2,022
South Carolina – 1.3%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	1,000	843
Hardeeville Assessment Revenue Special Assessment Bonds,
4.00%, 5/1/52	500	358
FIXED INCOME FUNDS 155 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
South Carolina – 1.3%continued
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, CR-087, Prerefunded,
5.00%, 8/15/26(10) (11)	$1,665	$1,722
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Novant Health Obligated Group,
5.50%, 11/1/46	1,000	1,130
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Polaris Tech Charter School Project,
5.13%, 6/15/42	1,000	976
		5,029
Tennessee – 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Vanderbilt University Medical,
5.00%, 7/1/31	1,560	1,703
Texas – 8.4%
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34(6)	1,000	1,008
Baytown Municipal Development District Revenue Bonds, Second Line Hotel,
5.00%, 10/1/50	500	397
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,402
5.00%, 12/1/45	2,000	1,804
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Aleon Renewable Metals LLC,
12.00%, 6/1/43(1)	1,000	1,012
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39	290	273
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Texas – 8.4%continued
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39	$1,900	$1,742
Corpus Christi Certificates of Obligation G.O. Limited Bonds, Series A,
5.00%, 3/1/28	770	818
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/25(10)	1,000	1,025
Dallas Hotel Occupancy Tax Revenue Refunding Bonds,
5.00%, 8/15/25	1,330	1,352
Dumas Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.),
5.00%, 2/1/26	1,000	1,027
Edinburg Economic Development Corp. Sales TRB, Series A,
3.38%, 8/15/46	355	246
Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/35	1,000	1,048
5.00%, 12/1/36	1,000	1,045
Highland Park Independent School District G.O. Unlimited Bonds, School Building (PSF-Gtd.),
5.25%, 2/15/26	1,145	1,181
Houston Airport System Revenue Bonds, United Airlines, Inc., Terminal (AMT),
4.00%, 7/15/41	1,000	961
La Porte Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/31	1,250	1,395
Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,
4.63%, 10/1/31	2,000	1,983
NORTHERN FUNDS QUARTERLY REPORT  156 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Texas – 8.4%continued
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue Refunding Bonds, Wichita Falls Retirement Foundation,
4.00%, 1/1/41	$1,270	$1,075
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,
5.00%, 7/1/57	1,000	813
North Texas State Municipal District Water System Revenue Refunding Bonds,
5.00%, 9/1/25	2,300	2,345
San Antonio Education Facilities Corp. Revenue Bonds, Series A, Hallmark University Project,
5.00%, 10/1/51	1,500	1,218
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/44	1,215	1,335
Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/26	1,000	1,029
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	3,871
		31,405
Utah – 1.5%
Downtown East Streetcar Sewer Public Infrastructure District Senior Lien G.O. Limited Bonds, Series A,
5.75%, 3/1/42	1,000	987
6.00%, 3/1/53	1,000	972
Lehi Sales TRB,
5.25%, 6/1/38	1,190	1,270
Utah Infrastructure Agency Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	923
5.00%, 10/15/46	1,500	1,516
		5,668
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Virgin Islands – 1.4%
Matching Fund Special Purpose Securitization Corp. Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	$5,000	$5,163
Virginia – 2.1%
Fairfax County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/26	3,000	3,124
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	270
5.00%, 7/1/45	2,515	2,307
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(8) (9)	1,000	1,000
West Falls Community Development Authority Revenue Bonds, Series A,
5.38%, 9/1/52	1,000	1,011
		7,712
Washington – 4.2%
Discovery Clean Water Alliance Sewer Revenue Bonds,
5.00%, 12/1/25	1,475	1,511
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/31	3,225	3,649
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 6/1/44	5,000	5,493
Washington State G.O. Unlimited Refunding Bonds, Series R-2024C,
5.00%, 8/1/26	1,625	1,686
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, The Hearthstone Project,
5.00%, 7/1/48(1)	525	400
5.00%, 7/1/53(1)	500	371
FIXED INCOME FUNDS 157 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Washington – 4.2%continued
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	$2,000	$1,666
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	821
		15,597
West Virginia – 0.3%
South Charleston Special District Excise Tax Revenue Refunding Bonds, South Charleston Park Place,
4.50%, 6/1/50	1,500	1,174
Wisconsin – 4.2%
Gillett Solid Waste Disposal Revenue Bonds (AMT), North LLC Renewable,
5.50%, 12/1/32(1)	1,500	1,305
PFA Education Revenue Bonds, Guildford Preparatory Academy,
5.00%, 4/1/47(1)	500	435
5.00%, 4/1/57(1)	1,000	834
PFA Education Revenue Bonds, The Franklin School of Innovation,
5.00%, 1/1/42(1)	600	550
PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,
5.00%, 12/1/55	2,500	2,296
PFA Hotel Senior Lien Revenue Bonds, Grand Hyatt San Antonio Project,
5.00%, 2/1/52	1,000	1,023
PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,
5.25%, 3/1/55(1)	1,000	888
PFA Revenue Bonds, College Achieve Central Charter School,
5.00%, 6/15/51(1)	1,500	1,407
PFA Revenue Bonds, Roseman University, Prerefunded,
4.00%, 4/1/32(1) (10)	100	107
PFA Revenue Bonds, Series A, Viticus Group Project,
4.25%, 12/1/51(1)	2,805	2,311
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Wisconsin – 4.2%continued
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	$1,000	$1,035
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	992
PFA Student Housing Sustainability Revenue Bonds, University of Hawaii Foundation Project,
4.00%, 7/1/61	500	407
PFA Student Housing Taxable Sustainability Revenue Bonds, University of Hawaii Foundation Project,
5.35%, 7/1/40	600	487
Racine Unified School District G.O. Unlimited Refunding Promissory Notes (BAM Insured),
5.00%, 4/1/34	1,000	1,115
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	500	500
		15,692
Wyoming – 0.7%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	2,714
Total Municipal Bonds
(Cost $395,766)		361,161

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(12) (13)	19,291,816	$19,292
Total Investment Companies
(Cost $19,292)		19,292

NORTHERN FUNDS QUARTERLY REPORT  158 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Aleon Renewable Metals,
10.00%, 6/1/25(8) (9)	$1,000	$1,001
Total Short-Term Investments
(Cost $979)		1,001

Total Investments – 102.6%
(Cost $417,514)		382,786
Liabilities less Other Assets – (2.6%)		(9,544)
NET ASSETS – 100.0%		$373,242

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2024, the value of these securities amounted to approximately $27,963,000 or
7.5% of net assets.

(2)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of these restricted illiquid securities amounted to approximately
$3,384,000 or 1.0% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center, 6.75%, 1/1/35	6/21/17	$2,917
Benloch Ranch Improvement Association No. 2, 10.00%, 12/1/51	3/22/22	977
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg, 5.13%, 2/15/45	9/9/19	1,480
Philadelphia Authority For Industrial Development Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 3/15/45	12/18/17	938

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Value rounds to less than one thousand.
(6)	Issuer has defaulted on terms of debt obligation.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2024.
(8)	Maturity date represents the puttable date.
(9)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2024 is disclosed.

(10)	Maturity date represents the prerefunded date.
(11)	Security has converted to a fixed rate as of October 1, 2018, and will continue at a fixed rate going forward.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of June 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

NCCD - National Campus and Community Development Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
FIXED INCOME FUNDS 159 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.3%
Municipal Bonds	96.8%
Investment Companies	5.2%
Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Consumer Services	$—	$451	$—	$451
Real Estate Owners & Developers	—	—	881	881
Total Corporate Bonds	—	451	881	1,332
Municipal Bonds(1)	—	361,161	—	361,161
Investment Companies	19,292	—	—	19,292
Short-Term Investments	—	1,001	—	1,001
Total Investments	$19,292	$362,613	$881	$382,786

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$49,072	$58,277	$88,057	$445	$19,292	$19,291,816
NORTHERN FUNDS QUARTERLY REPORT  160 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.5%
Engineering & Construction – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,158
Health Care Facilities & Services – 0.4%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	462
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,328
		4,790
Total Corporate Bonds
(Cost $6,850)		5,948

U.S. GOVERNMENT OBLIGATIONS – 1.8%
U.S. Treasury Notes – 1.8%
4.00%, 2/15/34	21,539	20,906
Total U.S. Government Obligations
(Cost $20,461)		20,906

MUNICIPAL BONDS – 92.0%
Alabama – 1.8%
Birmingham Waterworks Board Water Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/25(1)	2,000	2,015
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(2) (3)	5,000	5,030
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(2) (3)	7,500	7,467
Jefferson County Sewer Revenue Refunding Warrants,
5.00%, 10/1/38	1,325	1,457
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(2) (3)	5,000	4,970
		20,939
Alaska – 0.9%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,215
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Alaska – 0.9%continued
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Prerefunded,
4.00%, 6/1/25(1)	$1,445	$1,453
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	3,555	3,557
		10,225
Arizona – 1.5%
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	310
4.00%, 7/1/41	800	765
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	947
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,855
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,556
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	181
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,509
Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	1,500	1,551
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	2,000	1,600
FIXED INCOME FUNDS 161 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Arizona – 1.5%continued
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	$2,000	$2,063
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,054
		18,391
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	4,000	3,279
2.25%, 2/1/41	1,485	1,047
		4,326
California – 3.8%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,313
5.00%, 10/1/52	5,000	5,146
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-11,
4/1/32(4)	1,045	1,198
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(2) (3)	5,705	6,093
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3)	5,000	5,030
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,328	3,181
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	4,820	4,804
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
California – 3.8%continued
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	$80	$80
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(5) (6)	11,850	13,300
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	612
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(2) (3)	1,445	1,594
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,458
		44,809
Colorado – 3.9%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(1)	225	235
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,945
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,238
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	5,067
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,000
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	2,000	2,266
NORTHERN FUNDS QUARTERLY REPORT  162 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Colorado – 3.9%continued
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/32	$10,000	$10,894
5.50%, 11/15/35	10,000	11,416
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,079
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,799
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,909
		46,848
Connecticut – 1.4%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	5,005	4,709
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A-3, Yale University,
2.95%, 7/1/27(2) (3)	3,000	2,949
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 9/1/31	1,000	1,002
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,357
		17,017
District of Columbia – 1.5%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
10/1/30(4)	7,500	7,994
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,726
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	2,000	2,051
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
District Of Columbia – 1.5%continued
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	$3,000	$3,088
5.00%, 7/1/43	2,000	2,048
		17,907
Florida – 6.1%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,542
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	3,000	3,099
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/35	6,500	6,479
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	2,095	2,128
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Florida Passenger Rail Project (AMT),
5.00%, 7/1/41	2,000	2,071
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,026
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,502
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, Prerefunded,
5.00%, 10/1/24(1)	4,000	4,014
JEA Water and Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	14,960	15,677
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,322
FIXED INCOME FUNDS 163 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Florida – 6.1%continued
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	$650	$651
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	4,000	4,111
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),
4.00%, 10/1/45	2,325	2,169
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	11,430	8,775
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,520
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(2) (3)	1,000	877
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	625	650
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,265
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,833
South Florida Water Management District Refunding COPS,
5.00%, 10/1/36	4,000	4,075
		72,786
Georgia – 2.7%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,402
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	530
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Georgia – 2.7%continued
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	$1,250	$1,285
Georgia State G.O. Unlimited Bonds, Series A,
4.00%, 7/1/36	5,000	5,130
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	9,700	9,432
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(2) (3)	5,000	5,304
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,510
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	2,100	2,184
		31,777
Hawaii – 2.3%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/43	5,000	5,121
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/25	2,445	2,480
5.00%, 7/1/26	2,510	2,585
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	4,902
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	11,932
		27,020
Idaho – 0.2%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/42	1,750	1,919
NORTHERN FUNDS QUARTERLY REPORT  164 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Illinois – 5.2%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	$2,300	$2,430
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,027
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,788
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,220
5.25%, 11/15/35	5,000	5,248
Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,102
Illinois Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	4,150	4,654
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,051
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	1,978
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	1,964
Illinois State Financing Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/27	300	310
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	2,700	3,016
5.00%, 5/1/36	2,500	2,786
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	3,425	3,569
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Illinois – 5.2%continued
Illinois State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/25	$4,000	$4,034
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	2,825	3,184
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,761
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,026
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,504
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	500	546
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	2,000	2,277
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/49	1,000	1,060
University of Illinois Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,885	1,888
		61,423
Indiana – 1.5%
Hamilton County Public Building Corporation Lease Rental Revenue Bonds,
7/10/41(4)	3,910	4,308
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	5,000	5,001
FIXED INCOME FUNDS 165 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Indiana – 1.5%continued
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	$6,500	$6,550
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,067
South Bend Community School Corp. G.O. Limited Bonds (State Intercept Program),
4.00%, 1/15/26	1,375	1,389
		18,315
Iowa – 0.2%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(2) (3)	2,500	2,549
Kansas – 0.3%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
9/1/41(4)	2,000	2,260
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
9/1/35(4)	670	756
		3,016
Kentucky – 4.4%
Bullitt County School District Finance Corp. School Building Revenue Bonds, Series B (State Intercept Program),
5.00%, 8/1/35	1,070	1,177
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,231
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,935
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Kentucky – 4.4%continued
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	$3,935	$3,976
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	750	802
5.00%, 8/1/35	550	587
5.00%, 8/1/36	750	799
Kentucky State Property and Buildings Commission Revenue Bonds, Project No.130, Series A,
5.00%, 11/1/30	2,425	2,651
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1,
5.25%, 2/1/32(2) (3)	9,000	9,717
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/32(2) (3)	4,535	4,789
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,271
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,255
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	14,500	11,532
Oldham School District Finance Corp. Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/31	2,170	2,394
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(2) (3)	1,000	910
		52,026
NORTHERN FUNDS QUARTERLY REPORT  166 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Louisiana – 1.5%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(2) (3)	$2,500	$2,218
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,500	6,217
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,952
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	4,000	4,106
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,551
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(2) (3)	1,000	965
		18,009
Maine – 0.3%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	4,018
Maryland – 2.6%
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	10,000	9,485
3.00%, 10/1/32	5,000	4,715
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	5,000	4,301
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Maryland – 2.6%continued
Maryland State G.O. Unlimited Bonds, Second Series A, Bidding Group 2,
5.00%, 8/1/33	$2,510	$2,835
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,139
Washington Suburban Sanitary District Revenue Bonds (County Gtd.),
4.00%, 12/1/32	4,205	4,409
		30,884
Massachusetts – 1.9%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	3,000	2,536
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/40	4,000	4,516
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,716
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	518
Massachusetts State G.O. Limited Refunding Bonds, Series C,
5.00%, 9/1/31	2,045	2,305
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,194
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	5,000	5,159
Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,
5.00%, 6/1/44	2,540	2,541
		22,485
FIXED INCOME FUNDS 167 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Michigan – 2.1%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	$1,540	$1,585
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/27	400	408
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,672
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,058
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	627
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont Spectrum Consolidation,
5.00%, 4/15/27	3,175	3,311
Michigan State Finance Authority Variable Revenue Refunding Bonds, Mclaren Healthcare,
1.20%, 4/13/28(2) (3)	1,250	1,108
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	1,000	967
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,475
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,713
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	9,869
		24,793
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Minnesota – 1.3%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/26	$2,000	$2,068
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(2) (3)	10,000	10,073
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	3,000	3,056
		15,197
Mississippi – 0.0%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	617
Missouri – 0.6%
Joplin Schools G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/30	1,215	1,261
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,505
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,076
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	2,100	1,884
		7,726
Nebraska – 1.3%
Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/15/24	3,000	3,023
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,825
NORTHERN FUNDS QUARTERLY REPORT  168 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Nebraska – 1.3%continued
Omaha Public Power District Electric Sysyem Revenue Bonds, Series A,
5.00%, 2/1/41	$8,125	$9,070
		15,918
Nevada – 1.7%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	2,500	2,500
Clark County School District G.O. Limited Bonds, Series A,
4.00%, 6/15/43	1,630	1,595
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,251
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	5,000	5,155
Washoe County Gas & Water Facilities Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
3.63%, 10/1/29(2) (3)	4,000	3,979
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,641
		20,121
New Hampshire – 0.4%
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bond, Southern New Hampshire University Issue,
5.00%, 1/1/31	1,090	1,201
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/30	1,070	1,165
5.00%, 1/1/32	835	931
New Hampshire State Health and Educational Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/33	1,245	1,403
		4,700
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
New Jersey – 0.5%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	$2,500	$2,611
Passaic Valley Sewage Commissioners Revenue Refunding Bonds, Series J (AGM Insured),
3.00%, 12/1/27	2,870	2,789
		5,400
New Mexico – 0.3%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,341
Central New Mexico Community College G.O. Limited Bonds, Series A,
4.00%, 8/15/28	2,100	2,149
		3,490
New York – 13.1%
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(2) (3)	4,000	3,914
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,545
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	4,053
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,210
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	3,577
FIXED INCOME FUNDS 169 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
New York – 13.1%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	$4,765	$4,828
5.00%, 6/15/39	8,000	8,088
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,121
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	1,575	1,664
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,100
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,721
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	2,100	2,195
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,516
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	2,921
5.00%, 3/1/37	3,700	3,887
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/45	5,000	5,171
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	5,135	5,229
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
New York – 13.1%continued
New York G.O. Unlimited Refunding Bonds, Subseries F-1,
5.00%, 8/1/25	$1,000	$1,018
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	1,460	1,507
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	713
5.00%, 10/8/32	575	616
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,858
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/27	1,650	1,729
5.25%, 3/15/39	2,000	2,140
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	2,781
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,033
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured),
1.00%, 11/1/26(2) (3)	4,405	4,068
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	2,375	2,258
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured),
0.65%, 11/1/25(2) (3)	2,315	2,213
NORTHERN FUNDS QUARTERLY REPORT  170 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
New York – 13.1%continued
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(2) (3)	$8,000	$7,224
New York State Housing Finance Agency Revenue Bonds, Series F,
1.10%, 11/1/26	1,500	1,369
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,617
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	4,155
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,768
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,444
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	480
5.00%, 12/1/42	255	266
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	373
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	599
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
New York – 13.1%continued
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	$5,000	$5,297
5.00%, 3/15/40	2,500	2,624
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,131
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,075
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/34	1,500	1,150
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	12,550	10,116
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/47	5,000	5,397
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/15/51	4,805	5,114
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,389
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,543
		155,815
North Carolina – 1.8%
Charlotte Water & Sewer System Revenue Refunding Bonds,
4.00%, 7/1/36	6,790	6,802
Charlotte Water and Sewer System Revenue Bonds,
5.00%, 7/1/31	875	992
FIXED INCOME FUNDS 171 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
North Carolina – 1.8%continued
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	$5,000	$5,342
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(2) (3)	4,500	4,004
Raleigh Limited Obligation Refunding Bonds,
10/1/31(4)	3,950	4,453
		21,593
Ohio – 2.7%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,315
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/32	4,575	4,995
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/39	600	638
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	104
4.00%, 12/1/35	300	294
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,443
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,014
Ohio State Water Development Authority Revenue Sustainable Bonds, Series A,
12/1/41(4)	12,000	13,563
Ohio State Water Development Authority Water Pollution Control Revenue Refunding Bonds, Series B,
5.00%, 6/1/32	3,850	4,391
		31,757
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Oklahoma – 0.6%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	$3,925	$3,992
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	1,025	1,112
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	1,500	1,652
		6,756
Oregon – 0.6%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,668
Lane County Eugene School District No.4J G.O. Unlimited Bonds, (School Board Guaranty Program),
4.00%, 6/15/35	475	485
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	2,123
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,117
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
4.00%, 5/15/30	190	186
4.00%, 5/15/31	200	196
4.00%, 5/15/32	160	156
		6,931
Pennsylvania – 2.4%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,012
5.00%, 6/1/26	1,500	1,538
Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp. Project,
3.00%, 9/1/29	5,000	4,762
NORTHERN FUNDS QUARTERLY REPORT  172 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Pennsylvania – 2.4%continued
Pennsylvania State G.O. Unlimited Bonds, First Series of 2020,
5.00%, 5/1/26	$1,450	$1,495
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,176
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,008
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	1,977
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,028
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,332
		28,328
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,519
South Carolina – 1.6%
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	1,125	1,171
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	1,565	1,600
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(2) (3)	10,000	10,827
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
South Carolina – 1.6%continued
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	$4,625	$4,663
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	506
		18,767
Tennessee – 1.4%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,003
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,113
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/46	1,625	1,599
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(2) (3)	10,000	10,006
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(2) (3)	2,500	2,501
		16,222
Texas – 6.8%
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	773
Dallas County Community College District G.O. Limited Bonds,
5.00%, 2/15/36	1,000	1,014
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,075	1,099
5.00%, 11/1/26	500	520
El Paso Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/39	2,630	2,628
FIXED INCOME FUNDS 173 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Texas – 6.8%continued
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(6)	$1,000	$511
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	5,919
Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.75%, 8/15/25(2) (3)	5,000	4,840
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann Health System,
5.00%, 7/1/29(2) (3)	7,290	7,809
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,
5.00%, 12/1/24(1)	3,500	3,521
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/28	2,500	2,590
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(2) (3)	240	232
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	1,125	1,151
Lower Colorado River Authority Revenue Bonds,
5.00%, 5/15/32	630	709
Mansfield Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/35	2,435	2,454
Mckinney G.O. Limited Bonds,
5.00%, 8/15/32	2,010	2,043
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	6,860	7,034
5.00%, 1/1/38	3,000	3,154
5.00%, 1/1/39	5,000	5,234
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Texas – 6.8%continued
North Texas Tollway Authority Revenue Refunding Bonds, Series A, Second Tier,
5.00%, 1/1/34	$2,550	$2,561
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	1,738
Pasadena Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/27	1,250	1,307
Port Houston Authority First Lien Revenue Bonds,
5.00%, 10/1/25	475	485
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(2) (3)	1,000	965
San Antonio Electric and Gas Junior Lien Revenue Refunding Bonds,
5.00%, 2/1/35	1,640	1,793
San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,
5.00%, 5/15/35	3,500	3,607
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/31	1,000	1,111
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,665
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	780
Texas State Municipal Gas Acquisition & Supply Corp. IV Revenue Bonds, Series A,
5.50%, 1/1/30(2) (3)	5,000	5,356
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(2) (3)	5,000	4,673
NORTHERN FUNDS QUARTERLY REPORT  174 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Texas – 6.8%continued
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
3.25%, 8/15/41(3)	$1,750	$1,712
		80,988
Utah – 0.6%
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	5,205
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(1)	2,000	2,032
		7,237
Virginia – 0.8%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,742
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(2) (3)	4,425	4,707
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	719
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	1,440	1,194
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,483
		9,845
Washington – 5.0%
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/27	1,200	1,228
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,397
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Washington – 5.0%continued
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/36	$1,750	$1,887
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,884
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/32	2,870	3,255
Spokane County School District No. 81 G.O. Unlimited Bonds (School Board Guaranty Program),
4.50%, 12/1/33	11,540	11,577
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,034
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/33	1,000	1,008
5.00%, 8/1/36	2,500	2,567
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	5,000	5,311
Washington State G.O. Unlimited Refunding Bonds, Series R-2017A,
5.00%, 8/1/29	2,895	2,992
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,184
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	6,720	6,821
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	3,000	3,108
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series D,
5.00%, 2/1/31	1,930	2,044
		59,297
Wisconsin – 1.8%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	3,425	3,814
FIXED INCOME FUNDS 175 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.0%continued
Wisconsin – 1.8%continued
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	$2,000	$1,553
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,814
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	2,997
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	689
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,060
4.00%, 4/1/39	5,000	4,953
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	142
		21,022
Wyoming – 0.1%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	202
4.00%, 5/1/38	425	422
		624
Total Municipal Bonds
(Cost $1,154,398)		1,091,352

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(7) (8)	45,608,921	$45,609
Total Investment Companies
(Cost $45,609)		45,609

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 5.3%
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(2) (3)	$2,500	$2,423
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series B,
4.00%, 1/1/25(2) (3)	24,725	24,786
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(2) (3)	15,000	15,007
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(2) (3)	7,000	6,908
Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),
1.50%, 8/15/24(2) (3)	1,500	1,495
Quincy G.O. Limited BANS,
5.00%, 7/5/24	1,500	1,500
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(2) (3)	10,000	10,033
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.50%, 11/1/24(2) (3)	1,470	1,445
Total Short-Term Investments
(Cost $63,941)		63,597

Total Investments – 103.4%
(Cost $1,291,259)		1,227,412
Liabilities less Other Assets – (3.4%)		(40,736)
NET ASSETS – 100.0%		$1,186,676

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2024 is disclosed.

(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2024.
(5)	Step coupon bond. Rate as of June 30, 2024 is disclosed.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
NORTHERN FUNDS QUARTERLY REPORT  176 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
(8)	7-day current yield as of June 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.5%
U.S. Government Obligations	1.8%
Municipal Bonds	92.0%
Investment Companies	3.8%
Short-Term Investments	5.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$5,948	$—	$5,948
U.S. Government Obligations	—	20,906	—	20,906
Municipal Bonds(1)	—	1,091,352	—	1,091,352
Investment Companies	45,609	—	—	45,609
Short-Term Investments	—	63,597	—	63,597
Total Investments	$45,609	$1,181,803	$—	$1,227,412

(1)	Classifications as defined in the Schedule of Investments.
FIXED INCOME FUNDS 177 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,860	$155,206	$114,457	$226	$45,609	$45,608,921
NORTHERN FUNDS QUARTERLY REPORT  178 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 0.4%
U.S. Treasury Notes – 0.4%
4.00%, 1/31/31	$1,708	$1,673
Total U.S. Government Obligations
(Cost $1,685)		1,673

MUNICIPAL BONDS – 90.9%
Alabama – 5.3%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 6/1/25	470	469
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	440	443
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	2,500	2,503
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	3,000	3,166
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2)	8,000	8,332
Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(3)	3,000	3,126
South East Alabama State Gas Supply District Revenue Refunding Bonds, Series B, Project No. 2,
5.00%, 5/1/32(1) (2)	2,500	2,635
		20,674
Arizona – 1.4%
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,575	2,643
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/33	2,700	2,855
		5,498
Arkansas – 0.3%
Bryant School District No. 25 G.O. Limited Refunding Bonds (State Aid Withholding),
1.00%, 2/1/25	1,070	1,045
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
California – 3.4%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	$1,125	$1,126
4.00%, 8/1/31(1) (2)	3,150	3,156
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bonds, Series A-1,
4.00%, 2/1/25	1,000	999
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 10/1/26	630	634
5.00%, 10/1/27	675	682
5.00%, 10/1/28	475	482
5.00%, 10/1/29	650	662
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(1) (2)	1,000	1,002
Glendale Community College District G.O. Unlimited Bonds, Series A, Election of 2016, Prerefunded,
5.00%, 8/1/27(3)	1,750	1,860
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	794
4.00%, 8/1/28	935	965
Los Angeles County Development Authority MFH Variable Revenue Bonds, West Los Angeles VA Campus (HUD Sector 8 Program),
3.38%, 7/1/26(1) (2)	1,000	988
		13,350
Colorado – 4.9%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	4,117
FIXED INCOME FUNDS 179 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Colorado – 4.9%continued
Colorado Springs Utilities Revenue Refunding Bonds, Series A,
5.00%, 11/15/40	$200	$202
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(3)	1,000	1,048
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2)	3,000	3,050
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 12/1/29	3,900	4,185
Colorado State Health Facilities Authority Variable Revenue Bonds, Adventhealth Obligated Group,
5.00%, 11/15/29(1) (2)	3,660	3,945
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	95	99
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	905	933
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/29	1,500	1,645
		19,224
Connecticut – 1.2%
Connecticut State G.O. Unlimited Bonds, Series A,
4.00%, 1/15/28	3,300	3,386
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,023
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/29	120	130
		4,539
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
District of Columbia – 1.4%
Metropolitan Washington Airports Authority Airpot System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/26	$5,405	$5,423
Florida – 4.3%
Collier County IDA Revenue Bonds, NCH Healthcare System Projects,
5.00%, 10/1/31(1) (2)	2,000	2,154
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,809
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,282
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	2,018
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Trains Florida LLC Issue (AMT),
5.00%, 7/1/34	1,000	1,054
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/34	5,000	5,006
Saint Johns County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/31	1,270	1,417
		16,740
Georgia – 3.6%
Atlanta Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,000	1,072
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/26	1,000	1,043
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/26	1,050	1,095
Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/27	1,750	1,832
NORTHERN FUNDS QUARTERLY REPORT  180 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Georgia – 3.6%continued
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/25	$1,625	$1,650
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	3,125	3,039
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(1) (2)	2,715	2,864
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	1,535	1,541
		14,136
Hawaii – 0.2%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	750
Illinois – 2.2%
Illinois State Financing Authority Revenue Bonds,The Chicago School,
5.00%, 4/1/26	300	306
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/27	1,500	1,558
5.00%, 10/1/29	3,000	3,209
Illinois State HDA Multifamily Sustainability Revenue Bonds, Series B (FHA Insured, HUD Sector 8 Program),
2.85%, 11/1/25	3,000	2,949
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/27	180	186
5.00%, 1/1/33	260	290
		8,498
Indiana – 2.3%
Greater Clark County School Building Corp. Revenue Refunding Bonds, Series A (State Intercept Program),
5.00%, 7/15/32	1,100	1,238
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Indiana – 2.3%continued
MSD of Washington Township School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 7/15/35	$1,090	$1,174
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,089
5.00%, 1/15/27	1,100	1,146
5.00%, 7/15/27	1,075	1,129
5.00%, 7/15/27	2,195	2,305
		9,081
Iowa – 0.9%
Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,815	1,841
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,728
		3,569
Kansas – 1.1%
Kansas Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/33	2,240	2,277
Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 9/1/25(3)	1,000	1,019
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,164
		4,460
Kentucky – 0.8%
Louisville Regional Airport Authority Airplort System Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/1/25	2,990	2,992
Louisiana – 1.1%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,
5.00%, 4/1/26	270	277
FIXED INCOME FUNDS 181 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Louisiana – 1.1%continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	$1,500	$1,538
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,540
		4,355
Maine – 0.7%
Maine State Governmental Facilities Authority Revenue Bonds, Series A,
4.00%, 10/1/33	2,640	2,674
Maryland – 1.4%
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/26	2,435	2,527
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	2,982
		5,509
Massachusetts – 4.3%
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,122
Massachusetts State G.O. Limited Bonds, Series C,
5.00%, 5/1/30	595	658
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 9/1/27	5,000	5,291
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/26	1,040	1,077
Massachusetts State Housing Finance Agency Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program),
0.45%, 12/1/24	725	714
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Massachusetts – 4.3%continued
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Escrowed to Maturity,
5.00%, 8/1/25	$165	$168
MWRA General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(3)	2,340	2,426
5.00%, 8/1/26(3)	1,000	1,037
University Of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	3,370	3,429
		16,922
Michigan – 1.1%
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/29	3,840	3,946
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	458
		4,404
Minnesota – 0.8%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	2,000	2,015
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	1,020	1,077
		3,092
Missouri – 1.2%
Kansas City IDA Airport Special Obligation Revenue Bonds (AMT), Kansas City International,
5.00%, 3/1/25	1,040	1,047
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2)	1,500	1,508
NORTHERN FUNDS QUARTERLY REPORT  182 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Missouri – 1.2%continued
Saint Joseph School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/31	$2,000	$2,137
		4,692
Nevada – 1.6%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,052
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
4.00%, 6/15/32	3,000	3,056
Washoe County Water Facilities Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
3.63%, 10/1/29(1) (2)	2,000	1,989
		6,097
New Hampshire – 0.3%
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/34	1,000	1,139
New Jersey – 1.8%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	1,200	1,147
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	3,000	3,108
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,887
		7,142
New York – 11.5%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/31	2,000	2,207
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
New York – 11.5%continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/31	$1,000	$1,038
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,059
New York G.O. Limited Bonds, Series F-4, Fiscal 2015,
5.00%, 12/1/25(1) (2)	3,750	3,792
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	627
New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,
5.00%, 8/1/28	1,000	1,072
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,894
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	5,000	5,068
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	3,160	3,004
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	1,500	1,500
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	4,000	4,000
New York State Housing Finance Agency Revenue Bonds, Series E, Sustainability Bonds,
1.10%, 5/1/26	2,500	2,323
FIXED INCOME FUNDS 183 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
New York – 11.5%continued
New York State Housing Finance Agency Revenue Bonds, Series F,
1.10%, 11/1/26	$1,350	$1,232
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,713
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 1,
5.00%, 3/15/29	5,000	5,411
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 9/15/28	5,000	5,380
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/25	525	538
5.00%, 11/15/27	1,700	1,801
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,485
		45,144
North Carolina – 0.6%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/30	225	251
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/26	2,115	2,190
		2,441
Ohio – 3.8%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,133
North Ridgeville City School Distrist G.O. Unlimited Bonds,
5.00%, 12/1/33	870	937
Ohio State G.O. Unlimited Refunding Bonds, Series A, Conservation Project,
5.00%, 3/1/32	1,500	1,704
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Ohio – 3.8%continued
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	$5,085	$5,245
Ohio State Turnpike Commission Subordinate Revenue Bonds,
5.00%, 2/15/32	3,860	4,089
Ohio State Water Development Authority Water Pollution Control Revenue Refunding Bonds, Series B,
5.00%, 6/1/32	1,725	1,967
		15,075
Oklahoma – 4.0%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,016
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	4,175	4,246
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
1.00%, 7/1/24	2,000	2,000
4.00%, 7/1/27	4,275	4,356
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,985	4,187
		15,805
Oregon – 2.2%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,054
Oregon State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/33	1,450	1,475
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	1,730	1,833
Portland Water System Second Lien Revenue Refunding Bonds,
5.00%, 10/1/27	1,640	1,641
NORTHERN FUNDS QUARTERLY REPORT  184 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Oregon – 2.2%continued
Washington County School District No. 48J Beaverton G.O. Convertible CABS (School Board Guaranty Program),
5.00%, 6/15/35	$2,500	$2,607
		8,610
Pennsylvania – 2.4%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,001
Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp. Project,
3.00%, 9/1/29	3,000	2,857
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	425	436
5.00%, 12/1/26	275	287
Philadelphia Refunding Bonds,
5.00%, 8/1/26	3,535	3,656
		9,237
Texas – 13.0%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,042
Bexar County Certificates of Obligation G.O. Limited Bonds,
5.00%, 6/15/30	1,000	1,102
5.00%, 6/15/31	1,250	1,398
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,164
Central Regional Mobility Authority Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/25(3)	1,215	1,235
Central Regional Mobility Authority Subordinate Revenue BANS, Series F,
5.00%, 1/1/25	2,000	2,003
Dallas County Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/25	1,615	1,645
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Texas – 13.0%continued
Fort Bend County G.O. Limited Refunding Bonds, Series B,
4.00%, 3/1/30	$3,900	$3,902
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2)	1,155	1,119
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/33	5,420	5,436
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,144
Harris County Toll Road First Lien Revenue Refunding Bonds, Series A,
5.00%, 8/15/31	1,635	1,827
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/32	1,575	1,744
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	834
North Fort Bend Water Authority Water System Revenue Refunding Bonds (BAM Insured),
5.00%, 12/15/30	1,975	2,164
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/31	595	658
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,000	1,044
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	3,500	3,186
2.00%, 12/1/27(1) (2)	3,150	2,915
Tarrant Regional Water District Transmission Facility Contract Revenue Bonds, Series A, City of Dallas Project,
4.00%, 9/1/31	1,370	1,421
FIXED INCOME FUNDS 185 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Texas – 13.0%continued
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	$2,135	$2,137
Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund,
5.00%, 10/1/29	5,000	5,096
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,426
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/26	2,110	2,193
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/30	1,000	1,107
Trinity River Authority Regional Wastewater System Revenue Refunding Bonds,
5.00%, 8/1/32	1,000	1,047
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/32	1,000	1,093
		51,082
Utah – 1.9%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	3,957
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	1,792
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(3)	1,735	1,763
		7,512
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.9%continued
Virginia – 0.1%
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College and Equipment Programs, Series B,
4.00%, 2/1/29	$275	$276
Washington – 2.6%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,000	1,008
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(3)	1,000	1,023
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	650
Port of Seattle Revenue Refunding Bonds, Series B,
5.00%, 3/1/31	2,800	2,806
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,481
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	2,000	2,072
		10,040
Wisconsin – 1.2%
Waushara County G.O. Unlimited Bonds, Series B,
5.50%, 6/1/31	450	511
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,126
		4,637
Total Municipal Bonds
(Cost $365,330)		355,864

NORTHERN FUNDS QUARTERLY REPORT  186 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(4) (5)	6,282,915	$6,283
Total Investment Companies
(Cost $6,283)		6,283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 6.4%
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2)	$2,000	$1,939
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series B,
4.00%, 1/1/25(1) (2)	8,725	8,747
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2)	5,000	5,002
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2)	3,000	3,021
North Central Texas State Housing Finance Corp. Variable Revenue Bonds, Bluebonnet Ridge Apartment,
0.38%, 8/1/24(1) (2)	1,750	1,744
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.60%, 8/1/24(1) (2)	1,460	1,457
Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,
3.80%, 10/1/24(1) (2)	1,000	998
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.4%continued
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2)	$2,000	$2,007
Total Short-Term Investments
(Cost $25,050)		24,915

Total Investments – 99.3%
(Cost $398,348)		388,735
Other Assets less Liabilities – 0.7%		2,632
NET ASSETS – 100.0%		$391,367

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2024 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

FIXED INCOME FUNDS 187 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

SonyMA - State of New York Mortgage Agency

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Obligations	0.4%
Municipal Bonds	90.9%
Investment Companies	1.6%
Short-Term Investments	6.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations	$—	$1,673	$—	$1,673
Municipal Bonds(1)	—	355,864	—	355,864
Investment Companies	6,283	—	—	6,283
Short-Term Investments	—	24,915	—	24,915
Total Investments	$6,283	$382,452	$—	$388,735

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,628	$65,845	$68,190	$88	$6,283	$6,282,915
NORTHERN FUNDS QUARTERLY REPORT  188 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 2.4% (1)
Fannie Mae – 0.5%
Pool #555649,
7.50%, 10/1/32	$9	$9
Pool #BH9277,
3.50%, 2/1/48	115	104
		113
Freddie Mac – 1.1%
Pool #RA8880,
5.50%, 4/1/53	91	90
Pool #SD1360,
5.50%, 7/1/52	101	100
Pool #SD2665,
6.00%, 4/1/53	88	89
Pool #ZS7735,
2.00%, 1/1/32	2	2
		281
Freddie Mac Gold – 0.5%
Pool #D99701,
3.00%, 11/1/32	134	126
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	90	81
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	5	4
Pool #783245,
5.00%, 9/15/24(2)	—	—
Pool #783489,
5.00%, 6/15/25(2)	—	—
		4
Total U.S. Government Agencies
(Cost $647)		605

U.S. GOVERNMENT OBLIGATIONS – 96.9%
U.S. Treasury Bonds – 2.0%
6.00%, 2/15/26	470	479
U.S. Treasury Inflation Indexed Notes – 4.3%
0.13%, 7/15/24	134	177
0.13%, 10/15/24	145	175
0.25%, 1/15/25	135	175
0.38%, 7/15/25	135	174
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.9%continued
U.S. Treasury Inflation Indexed Notes – 4.3%continued
0.13%, 4/15/26	$153	$175
0.13%, 4/15/27	166	174
		1,050
U.S. Treasury Notes – 90.6%
0.25%, 7/31/25	589	559
2.88%, 7/31/25	532	520
0.25%, 10/31/25	591	555
0.38%, 11/30/25	383	359
2.88%, 11/30/25	158	154
1.63%, 2/15/26	308	293
4.00%, 2/15/26	1,851	1,826
0.50%, 2/28/26	287	267
2.13%, 5/31/26	299	285
1.88%, 6/30/26	550	520
0.63%, 7/31/26	486	447
1.88%, 7/31/26	551	520
1.50%, 8/15/26	500	468
4.38%, 8/15/26	500	497
0.75%, 8/31/26	582	535
0.88%, 9/30/26	487	448
4.63%, 10/15/26	500	500
4.63%, 11/15/26	1,450	1,449
4.38%, 12/15/26	200	199
4.13%, 2/15/27	250	247
4.25%, 3/15/27	250	248
4.50%, 4/15/27	300	300
4.50%, 6/15/27	250	251
3.88%, 11/30/27	2,229	2,187
4.00%, 2/29/28	2,150	2,117
3.63%, 3/31/28	1,200	1,166
3.63%, 5/31/28	1,400	1,360
4.00%, 6/30/28	600	591
4.38%, 8/31/28	500	499
4.38%, 11/30/28	350	350
3.75%, 12/31/28	250	244
4.00%, 1/31/29	250	246
4.25%, 2/28/29	200	199
4.13%, 3/31/29	300	297
2.88%, 4/30/29	250	234
4.63%, 4/30/29	300	303
FIXED INCOME FUNDS 189 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.9%continued
U.S. Treasury Notes – 90.6%continued
4.50%, 5/31/29	$550	$554
4.25%, 6/30/29	500	498
		22,292
Total U.S. Government Obligations
(Cost $24,466)		23,821

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(3) (4)	191,165	$191
Total Investment Companies
(Cost $191)		191

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.15%, 10/3/24(5) (6)	$25	$25
Total Short-Term Investments
(Cost $25)		25

Total Investments – 100.2%
(Cost $25,329)		24,642
Liabilities less Other Assets – (0.2%)		(50)
NET ASSETS – 100.0%		$24,592

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Principal Amount and Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2024 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged related to the Fund’s investment in futures contracts during the period. As of June 30, 2024, the Fund did not hold any open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	2.4%
U.S. Government Obligations	96.9%
Investment Companies	0.8%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$605	$—	$605
U.S. Government Obligations(1)	—	23,821	—	23,821
Investment Companies	191	—	—	191
Short-Term Investments	—	25	—	25
Total Investments	$191	$24,451	$—	$24,642

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$67	$1,438	$1,314	$1	$191	$191,165
NORTHERN FUNDS QUARTERLY REPORT  190 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.3%
Electric Utilities – 0.2%
FirstEnergy Corp.,
4.00%, 5/1/26	$149	$147
NextEra Energy Partners L.P.,
0.00%, 11/15/25 (1) (2)	69	62
2.50%, 6/15/26 (1)	48	44
PG&E Corp.,
4.25%, 12/1/27 (1)	54	55
		308
Home Construction – 0.0%
Meritage Homes Corp.,
1.75%, 5/15/28(1)	5	5
Household Products – 0.0%
Spectrum Brands, Inc.,
3.38%, 6/1/29(1)	36	35
Semiconductors – 0.0%
MKS Instruments, Inc.,
1.25%, 6/1/30(1)	49	52
Specialty Finance – 0.1%
Global Payments, Inc.,
1.50%, 3/1/31(1)	121	111
Total Convertible Bonds
(Cost $521)		511

CORPORATE BONDS – 77.6%
Advertising & Marketing – 0.4%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	336	322
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	200	194
4.25%, 1/15/29 (1)	113	103
4.63%, 3/15/30 (1)	104	94
7.38%, 2/15/31 (1)	43	45
		758
Aerospace & Defense – 2.7%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	87	89
Boeing (The) Co.,
6.53%, 5/1/34 (1)	122	125
6.86%, 5/1/54 (1)	128	131
7.01%, 5/1/64 (1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Aerospace & Defense – 2.7%continued
Howmet Aerospace, Inc.,
5.95%, 2/1/37	$75	$77
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	75	70
9.38%, 11/30/29 (1)	178	192
9.75%, 11/15/30 (1)	176	194
TransDigm, Inc.,
5.50%, 11/15/27	400	393
6.75%, 8/15/28 (1)	197	199
4.63%, 1/15/29	75	70
6.38%, 3/1/29 (1)	551	554
4.88%, 5/1/29	890	834
6.88%, 12/15/30 (1)	280	286
7.13%, 12/1/31 (1)	166	171
6.63%, 3/1/32 (1)	1,204	1,216
Triumph Group, Inc.,
9.00%, 3/15/28 (1)	202	212
		4,838
Apparel & Textile Products – 0.2%
Crocs, Inc.,
4.25%, 3/15/29 (1)	25	23
4.13%, 8/15/31 (1)	122	106
Hanesbrands, Inc.,
4.88%, 5/15/26 (1)	44	43
9.00%, 2/15/31 (1)	28	29
Kontoor Brands, Inc.,
4.13%, 11/15/29 (1)	25	23
Levi Strauss & Co.,
3.50%, 3/1/31 (1)	56	48
		272
Asset Management – 0.9%
AG Issuer LLC,
6.25%, 3/1/28 (1)	75	73
AG TTMT Escrow Issuer LLC,
8.63%, 9/30/27 (1)	25	26
Apollo Debt Solutions BDC,
6.90%, 4/13/29 (1)	50	50
Ares Capital Corp.,
5.88%, 3/1/29	30	30
5.95%, 7/15/29	60	59
Blackstone Private Credit Fund,
5.95%, 7/16/29 (1)	28	27
6.25%, 1/25/31 (1)	38	38
FIXED INCOME FUNDS 191 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Asset Management – 0.9%continued
Blue Owl Capital Corp.,
3.75%, 7/22/25	$85	$83
Blue Owl Capital Corp. II,
8.45%, 11/15/26 (1)	35	36
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	78	80
6.60%, 9/15/29 (1)	20	20
6.65%, 3/15/31	65	63
Blue Owl Technology Finance Corp. II,
6.75%, 4/4/29 (1)	22	21
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	96	91
5.00%, 1/15/32 (1)	25	23
Hannon Armstrong Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34 (1)	30	29
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	60	57
8.00%, 6/15/27 (1)	94	98
3.75%, 9/15/30 (1)	25	22
HPS Corporate Lending Fund,
6.75%, 1/30/29 (1)	45	45
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	159	158
5.25%, 5/15/27	283	266
9.75%, 1/15/29 (1)	84	87
4.38%, 2/1/29	47	40
9.00%, 6/15/30 (1)	40	40
		1,562
Automotive – 1.7%
Adient Global Holdings Ltd.,
8.25%, 4/15/31 (1)	25	26
Clarios Global L.P./Clarios U.S. Finance Co.,
8.50%, 5/15/27 (1)	190	191
6.75%, 5/15/28 (1)	73	74
Dana, Inc.,
4.50%, 2/15/32	25	21
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1)	1,375	1,169
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Automotive – 1.7%continued
Ford Motor Co.,
3.25%, 2/12/32	$25	$21
5.29%, 12/8/46	150	131
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l.,
7.75%, 5/31/32 (1)	124	126
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	50	50
7.00%, 3/15/28	25	25
5.00%, 7/15/29	72	67
5.25%, 4/30/31	25	23
5.25%, 7/15/31 (1)	100	91
5.63%, 4/30/33	25	23
Phinia, Inc.,
6.75%, 4/15/29 (1)	33	33
PM General Purchaser LLC,
9.50%, 10/1/28 (1)	50	51
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	800	683
Tenneco, Inc.,
8.00%, 11/17/28 (1)	158	144
Wheel Pros, Inc.,
6.50%, 5/15/29 (1)	25	5
		2,954
Banking – 0.2%
Bank of America Corp.,
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 3/15/28 (3) (4)	75	75
Citigroup, Inc.,
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (3) (4)	75	73
JPMorgan Chase & Co.,
(Variable, CME Term SOFR 3M + 3.13%), 4.60%, 2/1/25 (3) (4)	25	25
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30 (3) (4)	125	122
Wells Fargo & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.61%), 7.63%, 9/15/28 (3) (4)	111	118
		413
NORTHERN FUNDS QUARTERLY REPORT  192 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Beverages – 0.0%
Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	$50	$48
Biotechnology & Pharmaceuticals – 0.4%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	75	52
Bausch Health Cos., Inc.,
5.50%, 11/1/25 (1)	100	93
9.00%, 12/15/25 (1)	75	67
6.13%, 2/1/27 (1)	50	42
7.00%, 1/15/28 (1)	25	13
5.00%, 1/30/28 (1)	75	39
7.25%, 5/30/29 (1)	50	26
5.25%, 1/30/30 (1)	75	35
5.25%, 2/15/31 (1)	50	23
Endo Finance Holdings, Inc.,
8.50%, 4/15/31 (1)	91	94
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
14.75%, 11/14/28 (1)	25	27
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	200	180
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25 (1)	50	45
		736
Cable & Satellite – 2.9%
Cable One, Inc.,
4.00%, 11/15/30 (1)	95	71
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/1/29 (1)	8	7
6.38%, 9/1/29 (1)	298	283
4.75%, 3/1/30 (1)	82	71
4.50%, 8/15/30 (1)	174	147
4.25%, 2/1/31 (1)	244	199
7.38%, 3/1/31 (1)	349	344
4.75%, 2/1/32 (1)	375	307
4.50%, 5/1/32	365	294
4.50%, 6/1/33 (1)	600	472
4.25%, 1/15/34 (1)	815	619
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Cable & Satellite – 2.9%continued
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.38%, 5/1/47	$50	$40
4.80%, 3/1/50	25	18
CSC Holdings LLC,
11.25%, 5/15/28 (1)	200	174
11.75%, 1/31/29 (1)	200	171
5.75%, 1/15/30 (1)	275	104
4.50%, 11/15/31 (1)	200	129
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	310	292
DISH DBS Corp.,
7.75%, 7/1/26	50	31
5.25%, 12/1/26 (1)	229	181
7.38%, 7/1/28	100	43
5.75%, 12/1/28 (1)	25	17
5.13%, 6/1/29	75	30
DISH Network Corp.,
11.75%, 11/15/27 (1)	438	429
GCI LLC,
4.75%, 10/15/28 (1)	72	66
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	50	48
Radiate Holdco LLC/Radiate Finance, Inc.,
4.50%, 9/15/26 (1)	43	33
6.50%, 9/15/28 (1)	15	7
Sirius XM Radio, Inc.,
3.13%, 9/1/26 (1)	38	36
5.00%, 8/1/27 (1)	255	244
4.00%, 7/15/28 (1)	125	113
3.88%, 9/1/31 (1)	125	102
		5,122
Chemicals – 2.2%
Avient Corp.,
5.75%, 5/15/25 (1)	75	75
7.13%, 8/1/30 (1)	75	76
Axalta Coating Systems LLC,
3.38%, 2/15/29 (1)	164	147
FIXED INCOME FUNDS 193 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Chemicals – 2.2%continued
Chemours (The) Co.,
5.38%, 5/15/27	$77	$73
5.75%, 11/15/28 (1)	177	163
4.63%, 11/15/29 (1)	82	71
Element Solutions, Inc.,
3.88%, 9/1/28 (1)	185	170
HB Fuller Co.,
4.25%, 10/15/28	58	55
Herens Holdco S.a.r.l.,
4.75%, 5/15/28 (1)	200	173
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	153	154
Innophos Holdings, Inc.,
9.38%, 2/15/28 (1)	75	64
Iris Holdings, Inc.,
8.75%, 2/15/26 (1) (5)	25	20
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	25	24
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	64	61
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	72	68
Olin Corp.,
5.63%, 8/1/29	125	123
Olympus Water U.S. Holding Corp.,
9.75%, 11/15/28 (1)	200	212
6.25%, 10/1/29 (1)	200	183
7.25%, 6/15/31 (1)	200	199
Polar U.S. Borrower LLC/Schenectady International Group, Inc.,
6.75%, 5/15/26 (1)	75	21
SCIH Salt Holdings, Inc.,
4.88%, 5/1/28 (1)	25	23
6.63%, 5/1/29 (1)	890	836
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	160	145
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	29	24
5.13%, 4/1/29 (1)	100	39
Tronox, Inc.,
4.63%, 3/15/29 (1)	100	90
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Chemicals – 2.2%continued
Windsor Holdings III LLC,
8.50%, 6/15/30 (1)	$50	$52
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	75	72
5.63%, 8/15/29 (1)	377	347
7.38%, 3/1/31 (1)	118	120
		3,880
Commercial Support Services – 1.8%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	50	46
4.88%, 7/15/32 (1)	115	106
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	309	310
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	10	10
9.75%, 7/15/27 (1)	150	149
6.00%, 6/1/29 (1)	325	284
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	340	310
4.63%, 6/1/28 (1)	185	169
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	25	24
4.00%, 4/15/29 (1)	150	135
APX Group, Inc.,
5.75%, 7/15/29 (1)	124	119
Aramark Services, Inc.,
5.00%, 2/1/28 (1)	52	50
Brink's (The) Co.,
6.50%, 6/15/29 (1)	81	82
6.75%, 6/15/32 (1)	97	98
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	56	56
GEO Group (The), Inc.,
8.63%, 4/15/29 (1)	25	26
10.25%, 4/15/31 (1)	50	52
GFL Environmental, Inc.,
4.75%, 6/15/29 (1)	106	100
4.38%, 8/15/29 (1)	18	16
6.75%, 1/15/31 (1)	154	157
NORTHERN FUNDS QUARTERLY REPORT  194 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Commercial Support Services – 1.8%continued
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	$110	$108
Reworld Holding Corp.,
5.00%, 9/1/30	50	45
Sotheby's,
7.38%, 10/15/27 (1)	200	167
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	25
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	50	49
Waste Pro U.S.A., Inc.,
5.50%, 2/15/26 (1)	299	295
Williams Scotsman, Inc.,
6.13%, 6/15/25 (1)	19	19
6.63%, 6/15/29 (1)	64	64
7.38%, 10/1/31 (1)	113	116
		3,187
Construction Materials – 1.5%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27 (1)	25	24
6.38%, 6/15/30 (1)	42	42
AmeriTex HoldCo Intermediate LLC,
10.25%, 10/15/28 (1)	265	279
Knife River Corp.,
7.75%, 5/1/31 (1)	25	26
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	94	89
9.75%, 7/15/28 (1)	118	120
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1)	1,290	1,219
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28 (1)	178	174
8.88%, 11/15/31 (1)	211	224
Standard Industries, Inc.,
4.75%, 1/15/28 (1)	25	24
4.38%, 7/15/30 (1)	150	136
3.38%, 1/15/31 (1)	102	86
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Construction Materials – 1.5%continued
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 1/15/29 (1)	$50	$48
7.25%, 1/15/31 (1)	119	123
		2,614
Consumer Services – 0.2%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	38
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	25	22
Graham Holdings Co.,
5.75%, 6/1/26 (1)	25	25
Matthews International Corp.,
5.25%, 12/1/25 (1)	50	49
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	25	24
Service Corp. International,
3.38%, 8/15/30	25	22
4.00%, 5/15/31	177	158
		338
Containers & Packaging – 2.3%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
3.25%, 9/1/28 (1)	430	378
4.00%, 9/1/29 (1)	280	237
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
2.13%, 8/15/26 [EUR](6)	100	89
4.13%, 8/15/26 (1)	200	174
5.25%, 8/15/27 (1)	200	124
Ball Corp.,
6.88%, 3/15/28	75	77
6.00%, 6/15/29	75	75
3.13%, 9/15/31	50	42
Berry Global, Inc.,
4.50%, 2/15/26 (1)	25	24
4.88%, 7/15/26 (1)	25	24
5.63%, 7/15/27 (1)	50	49
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	77	76
8.75%, 4/15/30 (1)	181	177
FIXED INCOME FUNDS 195 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Containers & Packaging – 2.3%continued
Crown Americas LLC,
5.25%, 4/1/30	$80	$77
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	25	25
Graphic Packaging International LLC,
6.38%, 7/15/32 (1)	25	25
LABL, Inc.,
6.75%, 7/15/26 (1)	695	686
10.50%, 7/15/27 (1)	50	49
5.88%, 11/1/28 (1)	99	90
9.50%, 11/1/28 (1)	120	121
8.25%, 11/1/29 (1)	25	21
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/27 (1)	628	640
9.25%, 4/15/27 (1)	40	40
OI European Group B.V.,
4.75%, 2/15/30 (1)	100	91
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	144	144
7.25%, 5/15/31 (1)	69	69
Sealed Air Corp.,
4.00%, 12/1/27 (1)	89	84
5.00%, 4/15/29 (1)	50	48
6.50%, 7/15/32 (1)	63	63
Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	25	25
7.25%, 2/15/31 (1)	25	26
Silgan Holdings, Inc.,
4.13%, 2/1/28	25	24
Trident TPI Holdings, Inc.,
12.75%, 12/31/28 (1)	61	67
TriMas Corp.,
4.13%, 4/15/29 (1)	50	46
		4,007
Electric Utilities – 1.5%
AES (The) Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.20%), 7.60%, 1/15/55 (3)	107	108
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Electric Utilities – 1.5%continued
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.95%, 12/15/54 (3)	$25	$25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 7.05%, 12/15/54 (3)	25	25
Calpine Corp.,
4.50%, 2/15/28 (1)	30	29
5.13%, 3/15/28	113	109
4.63%, 2/1/29 (1)	25	23
5.00%, 2/1/31 (1)	128	119
Clearway Energy Operating LLC,
4.75%, 3/15/28 (1)	25	24
3.75%, 1/15/32 (1)	132	112
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.51%), 7.00%, 6/1/54 (3)	40	42
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 2/1/55 (3)	60	61
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 3/15/26 (3) (4)	176	171
Leeward Renewable Energy Operations LLC,
4.25%, 7/1/29 (1)	25	22
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54 (3)	60	60
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (1)	41	39
7.25%, 1/15/29 (1)	40	41
NRG Energy, Inc.,
6.63%, 1/15/27	16	16
5.75%, 1/15/28	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28 (1) (3) (4)	168	184
3.38%, 2/15/29 (1)	25	22
5.25%, 6/15/29 (1)	25	24
3.88%, 2/15/32 (1)	50	43
7.00%, 3/15/33 (1)	50	53
NORTHERN FUNDS QUARTERLY REPORT  196 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Electric Utilities – 1.5%continued
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	$34	$31
PG&E Corp.,
5.00%, 7/1/28	100	96
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	109	116
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	50	48
4.75%, 1/15/30 (1)	50	46
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.93%), 8.00%, 10/15/26 (1) (3) (4)	111	112
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (3) (4)	290	287
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	50	49
5.63%, 2/15/27 (1)	25	25
5.00%, 7/31/27 (1)	75	73
4.38%, 5/1/29 (1)	50	47
7.75%, 10/15/31 (1)	196	204
6.88%, 4/15/32 (1)	181	184
6.95%, 10/15/33 (1)	30	32
		2,727
Electrical Equipment – 0.9%
BWX Technologies, Inc.,
4.13%, 6/30/28 (1)	65	61
4.13%, 4/15/29 (1)	25	23
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30 (1)	797	803
7/15/31 (1) (7)	70	71
Gates Corp.,
6.88%, 7/1/29 (1)	84	85
Sensata Technologies B.V.,
5.00%, 10/1/25 (1)	25	25
4.00%, 4/15/29 (1)	310	285
Sensata Technologies, Inc.,
4.38%, 2/15/30 (1)	14	13
3.75%, 2/15/31 (1)	81	71
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	104	97
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Electrical Equipment – 0.9%continued
WESCO Distribution, Inc.,
6.38%, 3/15/29 (1)	$29	$29
6.63%, 3/15/32 (1)	46	46
		1,609
Engineering & Construction – 0.5%
Arcosa, Inc.,
4.38%, 4/15/29 (1)	117	109
Brand Industrial Services, Inc.,
10.38%, 8/1/30 (1)	389	420
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	42	39
IEA Energy Services LLC,
6.63%, 8/15/29 (1)	220	218
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	25
Pike Corp.,
8.63%, 1/31/31 (1)	46	49
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	22
		882
Entertainment Content – 1.2%
AMC Networks, Inc.,
4.25%, 2/15/29	125	84
Lions Gate Capital Holdings 1, Inc.,
5.50%, 4/15/29 (1)	66	59
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (1)	50	32
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	96	84
ROBLOX Corp.,
3.88%, 5/1/30 (1)	25	22
Sterling Entertainment Group LLC,
10.25%, 1/15/25 (8) (9)	1,110	1,064
TEGNA, Inc.,
5.00%, 9/15/29	25	22
Univision Communications, Inc.,
6.63%, 6/1/27 (1)	50	48
8.00%, 8/15/28 (1)	213	208
4.50%, 5/1/29	175	147
7.38%, 6/30/30 (1)	171	159
8.50%, 7/31/31 (1)	90	88
FIXED INCOME FUNDS 197 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Entertainment Content – 1.2%continued
WMG Acquisition Corp.,
3.88%, 7/15/30 (1)	$25	$22
3.00%, 2/15/31 (1)	25	22
		2,061
Food – 1.6%
B&G Foods, Inc.,
9/15/28 (7)	43	44
8.00%, 9/15/28	50	51
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	100	103
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (1)	125	118
7.63%, 7/1/29 (1)	327	337
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	49
6.00%, 6/15/30 (1)	97	95
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	313	323
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	39	38
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29 (1)	25	17
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
5.50%, 1/15/30	25	25
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	75	68
4.38%, 1/31/32 (1)	241	215
Nathan's Famous, Inc.,
6.63%, 11/1/25 (1)	18	18
Pilgrim's Pride Corp.,
6.25%, 7/1/33	25	25
Post Holdings, Inc.,
5.63%, 1/15/28 (1)	25	25
5.50%, 12/15/29 (1)	125	121
4.63%, 4/15/30 (1)	50	46
4.50%, 9/15/31 (1)	25	22
6.25%, 2/15/32 (1)	86	86
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Food – 1.6%continued
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	$1,195	$1,051
		2,877
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28(1)	42	37
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	25	25
5.75%, 5/20/27	50	47
9.38%, 6/1/28 (1)	72	74
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	100	98
5.88%, 4/1/29 (1)	100	92
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	22
		358
Health Care Facilities & Services – 4.8%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	50	49
5.00%, 4/15/29 (1)	50	48
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	178	169
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	20	20
3.13%, 2/15/29 (1)	123	118
3.50%, 4/1/30 (1)	64	61
Charles River Laboratories International, Inc.,
3.75%, 3/15/29 (1)	50	46
4.00%, 3/15/31 (1)	25	22
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27 (1)	325	303
8.00%, 12/15/27 (1)	96	95
6.00%, 1/15/29 (1)	149	132
6.88%, 4/15/29 (1)	75	57
6.13%, 4/1/30 (1)	125	87
5.25%, 5/15/30 (1)	260	214
4.75%, 2/15/31 (1)	124	98
NORTHERN FUNDS QUARTERLY REPORT  198 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Health Care Facilities & Services – 4.8%continued
10.88%, 1/15/32 (1)	$289	$301
Concentra Escrow Issuer Corp.,
7/15/32 (1) (7)	290	294
DaVita, Inc.,
4.63%, 6/1/30 (1)	125	113
Encompass Health Corp.,
4.75%, 2/1/30	75	70
4.63%, 4/1/31	91	84
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	99	98
HCA, Inc.,
5.88%, 2/15/26	50	50
6.00%, 4/1/54	25	25
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	107	100
IQVIA, Inc.,
6.25%, 2/1/29	25	26
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	25	22
9.88%, 8/15/30 (1)	87	93
11.00%, 10/15/30 (1)	181	199
10.00%, 6/1/32 (1)	106	108
ModivCare Escrow Issuer, Inc.,
5.00%, 10/1/29 (1)	50	35
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	75	71
3.88%, 11/15/30 (1)	25	22
3.88%, 5/15/32 (1)	185	160
MPH Acquisition Holdings LLC,
5.50%, 9/1/28 (1)	50	38
5.75%, 11/1/28 (1)	75	40
Option Care Health, Inc.,
4.38%, 10/31/29 (1)	1,178	1,081
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	75	65
6.63%, 4/1/30 (1)	50	45
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	75	75
Radiology Partners, Inc.,
7.78%, 1/31/29 (5)	45	43
Select Medical Corp.,
6.25%, 8/15/26 (1)	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Health Care Facilities & Services – 4.8%continued
Star Parent, Inc.,
9.00%, 10/1/30	$246	$258
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1)	1,682	1,699
Tenet Healthcare Corp.,
6.25%, 2/1/27	50	50
5.13%, 11/1/27	150	147
6.13%, 10/1/28	905	900
4.25%, 6/1/29	50	47
4.38%, 1/15/30	25	23
6.13%, 6/15/30	125	124
6.75%, 5/15/31	335	340
6.88%, 11/15/31	25	26
U.S. Acute Care Solutions LLC,
9.75%, 5/15/29 (1)	101	99
		8,540
Home & Office Products – 0.5%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	360	358
Newell Brands, Inc.,
5.70%, 4/1/26	175	173
6.38%, 9/15/27	25	25
6.63%, 9/15/29	50	49
6.88%, 4/1/36	50	45
7.00%, 4/1/46	25	20
Scotts Miracle-Gro (The) Co.,
4.50%, 10/15/29	25	23
4.00%, 4/1/31	50	43
4.38%, 2/1/32	75	64
Tempur Sealy International, Inc.,
4.00%, 4/15/29 (1)	50	45
3.88%, 10/15/31 (1)	25	21
		866
Home Construction – 0.9%
Adams Homes, Inc.,
9.25%, 10/15/28 (1)	125	128
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	50	50
4.63%, 8/1/29 (1)	50	45
4.63%, 4/1/30 (1)	50	45
Beazer Homes U.S.A., Inc.,
7.25%, 10/15/29	50	50
FIXED INCOME FUNDS 199 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Home Construction – 0.9%continued
7.50%, 3/15/31 (1)	$44	$44
Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28 (1)	53	52
Century Communities, Inc.,
3.88%, 8/15/29 (1)	100	89
Cornerstone Building Brands, Inc.,
6.13%, 1/15/29 (1)	25	21
Dream Finders Homes, Inc.,
8.25%, 8/15/28 (1)	79	81
Forestar Group, Inc.,
3.85%, 5/15/26 (1)	25	24
5.00%, 3/1/28 (1)	50	48
Griffon Corp.,
5.75%, 3/1/28	100	97
KB Home,
7.25%, 7/15/30	100	103
4.00%, 6/15/31	25	22
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	81	84
4.00%, 7/15/29 (1)	25	22
Masterbrand, Inc.,
7.00%, 7/15/32 (1)	54	55
Meritage Homes Corp.,
3.88%, 4/15/29 (1)	50	46
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	50	50
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	25	23
New Home (The) Co., Inc.,
9.25%, 10/1/29 (1)	48	48
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	47
4.75%, 4/1/29	25	23
STL Holding Co. LLC,
8.75%, 2/15/29 (1)	77	80
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (1)	25	25
5.75%, 1/15/28 (1)	25	25
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	50	49
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Home Construction – 0.9%continued
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	$50	$46
		1,522
Household Products – 0.2%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	22
4.13%, 4/30/31 (1)	81	71
Coty, Inc.,
5.00%, 4/15/26 (1)	25	25
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
6.63%, 7/15/30 (1)	77	78
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	75	73
4.13%, 4/1/29 (1)	50	46
Energizer Holdings, Inc.,
6.50%, 12/31/27 (1)	25	25
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	24
3.75%, 4/1/31 (1)	25	22
Spectrum Brands, Inc.,
3.88%, 3/15/31 (1)	14	12
		398
Industrial Intermediate Products – 2.0%
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	974	1,006
9.50%, 1/1/31 (1)	720	780
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	123	122
12.25%, 11/15/26 (1)	45	45
New Star Metals, Inc.,
13.12%, 7/9/26 (8) (9)	1,525	1,525
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	75	72
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	23
		3,573
Industrial Support Services – 0.6%
Alta Equipment Group, Inc.,
9.00%, 6/1/29 (1)	25	23
NORTHERN FUNDS QUARTERLY REPORT  200 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Industrial Support Services – 0.6%continued
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	$84	$76
4.75%, 10/15/29 (1)	52	49
BCPE Empire Holdings, Inc.,
7.63%, 5/1/27 (1)	221	214
Herc Holdings, Inc.,
5.50%, 7/15/27 (1)	14	14
6.63%, 6/15/29 (1)	79	80
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	87	81
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	75	32
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	84	74
United Rentals North America, Inc.,
4.88%, 1/15/28	25	24
6.00%, 12/15/29 (1)	25	25
5.25%, 1/15/30	125	121
4.00%, 7/15/30	100	90
3.88%, 2/15/31	50	45
3.75%, 1/15/32	50	44
6.13%, 3/15/34 (1)	87	87
Velocity Vehicle Group LLC,
8.00%, 6/1/29 (1)	51	52
		1,131
Institutional Financial Services – 0.3%
Aretec Group, Inc.,
10.00%, 8/15/30 (1)	25	27
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	200	172
3.63%, 10/1/31 (1)	125	100
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (3) (4)	50	49
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	100	94
State Street Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 3/15/29 (3) (4)	62	62
StoneX Group, Inc.,
7.88%, 3/1/31 (1)	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Institutional Financial Services – 0.3%continued
VFH Parent LLC/Valor Co-Issuer, Inc.,
7.50%, 6/15/31 (1)	$25	$25
		555
Insurance – 3.8%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	75	75
4.25%, 2/15/29 (1)	100	91
8.50%, 6/15/29 (1)	50	50
7.50%, 11/6/30 (1)	128	128
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27 (1)	169	158
6.75%, 10/15/27 (1)	317	313
6.75%, 4/15/28 (1)	49	49
5.88%, 11/1/29 (1)	269	252
7.00%, 1/15/31 (1)	270	273
AmWINS Group, Inc.,
6.38%, 2/15/29 (1)	32	32
4.88%, 6/30/29 (1)	36	33
AssuredPartners, Inc.,
5.63%, 1/15/29 (1)	50	47
7.50%, 2/15/32 (1)	411	413
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31 (1)	66	67
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	860	862
HUB International Ltd.,
7.25%, 6/15/30 (1)	681	698
7.38%, 1/31/32 (1)	2,399	2,433
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	646	653
Ryan Specialty LLC,
4.38%, 2/1/30 (1)	65	60
USI, Inc./NY,
7.50%, 1/15/32 (1)	110	112
		6,799
Internet Media & Services – 0.4%
ANGI Group LLC,
3.88%, 8/15/28 (1)	82	70
FIXED INCOME FUNDS 201 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Internet Media & Services – 0.4%continued
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	$25	$22
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	75	73
3.50%, 3/1/29 (1)	106	96
Match Group Holdings II LLC,
4.13%, 8/1/30 (1)	50	44
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	25	13
Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	25	18
Uber Technologies, Inc.,
8.00%, 11/1/26 (1)	75	76
7.50%, 9/15/27 (1)	75	77
6.25%, 1/15/28 (1)	75	75
4.50%, 8/15/29 (1)	72	69
Ziff Davis, Inc.,
4.63%, 10/15/30 (1)	22	20
		653
IT Services – 0.3%
ASGN, Inc.,
4.63%, 5/15/28 (1)	100	94
Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 4/15/26 (1) (5)	85	13
Fortress Intermediate 3, Inc.,
7.50%, 6/1/31 (1)	144	148
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	57	58
KBR, Inc.,
4.75%, 9/30/28 (1)	54	50
Science Applications International Corp.,
4.88%, 4/1/28 (1)	95	91
Vericast Corp.,
11.00%, 9/15/26 (1)	51	54
		508
Leisure Facilities & Services – 6.2%
Affinity Interactive,
6.88%, 12/15/27 (1)	50	44
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Leisure Facilities & Services – 6.2%continued
AMC Entertainment Holdings, Inc.,
10.00%, (100% Cash), 6/15/26 (1) (5)	$42	$36
5.88%, 11/15/26	25	17
Boyd Gaming Corp.,
4.75%, 6/15/31 (1)	715	648
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	96	90
Caesars Entertainment, Inc.,
4.63%, 10/15/29 (1)	282	259
7.00%, 2/15/30 (1)	146	149
6.50%, 2/15/32 (1)	199	200
Carnival Corp.,
7.63%, 3/1/26 (1)	175	177
5.75%, 3/1/27 (1)	400	395
6.65%, 1/15/28	50	50
4.00%, 8/1/28 (1)	37	35
6.00%, 5/1/29 (1)	333	329
7.00%, 8/15/29 (1)	29	30
10.50%, 6/1/30 (1)	150	163
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	323	350
Carnival PLC,
7.88%, 6/1/27	25	26
CEC Entertainment LLC,
6.75%, 5/1/26 (1)	25	25
Cedar Fair L.P.,
5.25%, 7/15/29	25	24
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
6.50%, 10/1/28	100	100
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	50	49
4.75%, 1/15/28 (1)	52	50
5.75%, 4/1/30 (1)	267	259
6.75%, 5/1/31 (1)	91	91
Cinemark U.S.A., Inc.,
5.25%, 7/15/28 (1)	25	24
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	25	25
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	95	86
NORTHERN FUNDS QUARTERLY REPORT  202 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Leisure Facilities & Services – 6.2%continued
6.75%, 1/15/30 (1)	$134	$118
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	100	96
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	75	55
Hilton Domestic Operating Co., Inc.,
3.75%, 5/1/29 (1)	25	23
4.00%, 5/1/31 (1)	275	246
3.63%, 2/15/32 (1)	100	87
6.13%, 4/1/32 (1)	44	44
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/1/29 (1)	100	93
4.88%, 7/1/31 (1)	100	88
6.63%, 1/15/32 (1)	55	55
IRB Holding Corp.,
7.00%, 6/15/25 (1)	25	25
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	100	93
Life Time, Inc.,
5.75%, 1/15/26 (1)	125	124
8.00%, 4/15/26 (1)	200	202
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	150	151
7.50%, 9/1/31 (1)	83	86
Lindblad Expeditions Holdings, Inc.,
9.00%, 5/15/28 (1)	35	36
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	87	86
Live Nation Entertainment, Inc.,
5.63%, 3/15/26 (1)	100	99
6.50%, 5/15/27 (1)	50	50
4.75%, 10/15/27 (1)	153	147
MGM Resorts International,
5.50%, 4/15/27	33	33
4.75%, 10/15/28	50	48
6.50%, 4/15/32	50	50
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	98	91
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Leisure Facilities & Services – 6.2%continued
Mohegan Tribal Gaming Authority,
7.88%, 10/15/24 (1)	$25	$25
8.00%, 2/1/26 (1)	75	71
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	225	222
8.38%, 2/1/28 (1)	50	52
8.13%, 1/15/29 (1)	55	58
7.75%, 2/15/29 (1)	51	53
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	79	78
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	125	107
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	50	36
5.88%, 9/1/31 (1)	130	88
Raising Cane's Restaurants LLC,
9.38%, 5/1/29 (1)	1,259	1,360
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	64	62
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	50	48
5.50%, 8/31/26 (1)	50	49
5.38%, 7/15/27 (1)	150	148
7.50%, 10/15/27	50	52
5.50%, 4/1/28 (1)	75	74
9.25%, 1/15/29 (1)	50	53
6.25%, 3/15/32 (1)	66	67
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	69	64
11.25%, 12/15/27 (1)	5	5
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	201	196
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	75	71
Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	25	25
7.25%, 5/15/31 (1)	194	197
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.,
6.63%, 5/1/32 (1)	269	273
FIXED INCOME FUNDS 203 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Leisure Facilities & Services – 6.2%continued
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	$100	$101
Station Casinos LLC,
4.50%, 2/15/28 (1)	25	23
4.63%, 12/1/31 (1)	130	116
6.63%, 3/15/32 (1)	41	41
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	76
4.63%, 3/1/30 (1)	50	45
Vail Resorts, Inc.,
6.50%, 5/15/32 (1)	74	75
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	160	158
9.13%, 7/15/31 (1)	224	243
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	84	82
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	75	73
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27 (1)	50	49
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	227	216
7.13%, 2/15/31 (1)	99	103
Yum! Brands, Inc.,
4.75%, 1/15/30 (1)	25	24
5.38%, 4/1/32	100	96
		11,012
Leisure Products – 0.2%
Acushnet Co.,
7.38%, 10/15/28 (1)	25	26
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	84	79
Mattel, Inc.,
5.88%, 12/15/27 (1)	25	25
5.45%, 11/1/41	50	45
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	75	66
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	75	73
		314
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Machinery – 1.4%
Amsted Industries, Inc.,
4.63%, 5/15/30 (1)	$25	$23
Esab Corp.,
6.25%, 4/15/29 (1)	82	82
GrafTech Global Enterprises, Inc.,
9.88%, 12/15/28 (1)	81	60
Madison IAQ LLC,
4.13%, 6/30/28 (1)	59	55
5.88%, 6/30/29 (1)	1,228	1,143
Regal Rexnord Corp.,
6.05%, 4/15/28	25	25
6.30%, 2/15/30	25	26
6.40%, 4/15/33	25	26
SPX FLOW, Inc.,
8.75%, 4/1/30 (1)	880	903
Terex Corp.,
5.00%, 5/15/29 (1)	138	131
Werner FinCo L.P./Werner FinCo, Inc.,
11.50%, 6/15/28 (1)	25	27
14.50%, 10/15/28 (1) (5)	53	52
		2,553
Medical Equipment & Devices – 1.0%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	100	95
3.88%, 11/1/29 (1)	205	187
Bausch + Lomb Corp.,
8.38%, 10/1/28 (1)	310	317
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	148	136
5.25%, 10/1/29 (1)	416	397
Medline Borrower L.P./ Medline Co-Issuer, Inc.,
6.25%, 4/1/29 (1)	116	117
Neogen Food Safety Corp.,
8.63%, 7/20/30 (1)	75	81
Sotera Health Holdings LLC,
7.38%, 6/1/31 (1)	529	530
		1,860
Metals & Mining – 1.9%
Arsenal AIC Parent LLC,
8.00%, 10/1/30 (1)	104	109
11.50%, 10/1/31 (1)	215	241
NORTHERN FUNDS QUARTERLY REPORT  204 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Metals & Mining – 1.9%continued
Century Aluminum Co.,
7.50%, 4/1/28 (1)	$1,940	$1,956
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	23
Constellium S.E.,
3.75%, 4/15/29 (1)	250	227
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	50	47
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	129	121
4.50%, 6/1/31 (1)	248	220
Murray Energy Corp.,
12.00%, 4/15/24 (1) (8) (9) (10)	486	—
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (8) (10) (11)	1,905	—
Novelis Corp.,
3.25%, 11/15/26 (1)	25	23
4.75%, 1/30/30 (1)	155	144
3.88%, 8/15/31 (1)	273	236
		3,347
Oil & Gas Services & Equipment – 1.6%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	25	25
6.25%, 4/1/28 (1)	211	209
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	50	49
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/1/30 (1)	57	60
Global Marine, Inc.,
7.00%, 6/1/28	75	69
Helix Energy Solutions Group, Inc.,
9.75%, 3/1/29 (1)	75	80
Kodiak Gas Services LLC,
7.25%, 2/15/29 (1)	143	147
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	25	25
7.50%, 1/15/28 (1)	54	52
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	92	94
9.13%, 1/31/30 (1)	44	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Oil & Gas Services & Equipment – 1.6%continued
Nine Energy Service, Inc.,
13.00%, 2/1/28	$50	$41
Noble Finance II LLC,
8.00%, 4/15/30 (1)	103	107
Oceaneering International, Inc.,
6.00%, 2/1/28	18	18
Patterson-UTI Energy, Inc.,
7.15%, 10/1/33	25	26
Solaris Midstream Holdings LLC,
7.63%, 4/1/26 (1)	75	75
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	57	58
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	50	52
Transocean, Inc.,
8.00%, 2/1/27 (1)	142	141
8.25%, 5/15/29 (1)	141	141
8.75%, 2/15/30 (1)	212	223
7.50%, 4/15/31	75	70
8.50%, 5/15/31 (1)	180	180
6.80%, 3/15/38	75	62
9.35%, 12/15/41	50	46
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 9/1/27	50	50
7.13%, 3/15/29 (1)	144	145
Valaris Ltd.,
8.38%, 4/30/30 (1)	252	261
Weatherford International Ltd.,
8.63%, 4/30/30 (1)	361	374
		2,926
Oil & Gas Supply Chain – 7.3%
Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 2/15/26 (1)	180	182
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/1/27 (1)	75	74
6.63%, 2/1/32 (1)	84	85
Antero Resources Corp.,
5.38%, 3/1/30 (1)	50	48
Apache Corp.,
5.10%, 9/1/40	125	107
FIXED INCOME FUNDS 205 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Oil & Gas Supply Chain – 7.3%continued
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27 (1)	$108	$134
8.25%, 12/31/28 (1)	66	68
5.88%, 6/30/29 (1)	45	44
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 7/15/29 (1)	70	71
7.25%, 7/15/32 (1)	61	63
Buckeye Partners L.P.,
6.88%, 7/1/29 (1)	70	70
5.60%, 10/15/44	32	25
California Resources Corp.,
8.25%, 6/15/29 (1)	25	25
Chesapeake Energy Corp.,
5.50%, 2/1/26 (1)	50	49
6.75%, 4/15/29 (1)	125	125
Chord Energy Corp.,
6.38%, 6/1/26 (1)	50	50
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	75	75
6.38%, 6/15/26 (1)	75	75
8.38%, 1/15/29 (1)	205	211
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	50	49
8.38%, 7/1/28 (1)	31	32
8.63%, 11/1/30 (1)	124	133
8.75%, 7/1/31 (1)	152	163
CNX Midstream Partners L.P.,
4.75%, 4/15/30 (1)	51	46
CNX Resources Corp.,
6.00%, 1/15/29 (1)	50	49
7.38%, 1/15/31 (1)	92	94
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	136	132
6.75%, 3/1/29 (1)	29	28
5.88%, 1/15/30 (1)	246	229
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	265	251
Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	25	26
7.63%, 4/1/32 (1)	116	118
7.38%, 1/15/33 (1)	76	76
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Oil & Gas Supply Chain – 7.3%continued
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	$50	$50
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	50	49
8.63%, 3/15/29 (1)	125	129
DT Midstream, Inc.,
4.13%, 6/15/29 (1)	75	69
4.38%, 6/15/31 (1)	50	46
Encino Acquisition Partners Holdings LLC,
8.75%, 5/1/31 (1)	47	49
Energy Transfer L.P.,
(Variable, ICE LIBOR USD 3M + 4.16%), 6.63%, 2/15/28 (3) (4)	25	24
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 5/15/54 (3)	141	147
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.83%), 7.13%, 10/1/54 (3)	110	108
EnLink Midstream LLC,
5.63%, 1/15/28 (1)	25	25
5.38%, 6/1/29	50	49
EnLink Midstream Partners L.P.,
5.60%, 4/1/44	75	66
5.05%, 4/1/45	25	21
EQM Midstream Partners L.P.,
4.00%, 8/1/24	25	25
6.00%, 7/1/25 (1)	25	25
7.50%, 6/1/27 (1)	25	26
6.50%, 7/1/27 (1)	50	51
5.50%, 7/15/28	75	74
4.50%, 1/15/29 (1)	75	71
6.38%, 4/1/29 (1)	102	103
7.50%, 6/1/30 (1)	116	124
4.75%, 1/15/31 (1)	50	47
6.50%, 7/15/48	75	76
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	48	51
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	25	26
7.75%, 2/1/28	90	91
NORTHERN FUNDS QUARTERLY REPORT  206 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Oil & Gas Supply Chain – 7.3%continued
8.25%, 1/15/29	$75	$77
8.88%, 4/15/30	73	77
7.88%, 5/15/32	155	156
Gulfport Energy Corp.,
8.00%, 5/17/26 (12)	—	—
8.00%, 5/17/26 (1)	69	70
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	75	76
7.50%, 5/15/32 (1)	94	95
Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	75	73
6.50%, 6/1/29 (1)	78	79
5.50%, 10/15/30 (1)	25	24
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	25	25
5.75%, 2/1/29 (1)	51	49
6.00%, 4/15/30 (1)	52	50
6.00%, 2/1/31 (1)	100	95
8.38%, 11/1/33 (1)	218	232
6.88%, 5/15/34 (1)	106	105
Howard Midstream Energy Partners LLC,
8.88%, 7/15/28	141	149
7.38%, 7/15/32 (1)	137	139
ITT Holdings LLC,
6.50%, 8/1/29 (1)	192	174
Kinetik Holdings L.P.,
5.88%, 6/15/30 (1)	92	91
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	75	74
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	100	108
Matador Resources Co.,
6.88%, 4/15/28 (1)	25	25
6.50%, 4/15/32 (1)	144	144
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (1)	75	75
10.50%, 5/15/27 (1)	75	77
Murphy Oil Corp.,
6.38%, 7/15/28	59	59
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Oil & Gas Supply Chain – 7.3%continued
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	$50	$47
New Fortress Energy, Inc.,
6.75%, 9/15/25 (1)	15	15
6.50%, 9/30/26 (1)	125	115
8.75%, 3/15/29 (1)	140	128
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29 (1)	243	248
8.38%, 2/15/32 (1)	263	267
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	378	382
8.75%, 6/15/31 (1)	99	104
NuStar Logistics L.P.,
6.00%, 6/1/26	25	25
6.38%, 10/1/30	50	51
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	150	146
7.88%, 9/15/30 (1)	135	138
Permian Resources Operating LLC,
5.38%, 1/15/26 (1)	125	124
7.75%, 2/15/26 (1)	25	25
8.00%, 4/15/27 (1)	75	77
5.88%, 7/1/29 (1)	85	84
7.00%, 1/15/32 (1)	151	155
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.69%, 8/1/24 (4) (13)	125	124
Prairie Acquiror L.P.,
9.00%, 8/1/29 (1)	93	96
Range Resources Corp.,
8.25%, 1/15/29	75	78
Rockcliff Energy II LLC,
5.50%, 10/15/29 (1)	90	84
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	50	49
4.95%, 7/15/29 (1)	25	24
4.80%, 5/15/30 (1)	25	23
6.88%, 4/15/40 (1)	50	48
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp.,
7.88%, 11/1/28 (1)	93	96
FIXED INCOME FUNDS 207 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Oil & Gas Supply Chain – 7.3%continued
SM Energy Co.,
5.63%, 6/1/25	$60	$60
Southwestern Energy Co.,
5.70%, 1/23/25	14	14
8.38%, 9/15/28	25	26
5.38%, 2/1/29	50	49
5.38%, 3/15/30	50	48
4.75%, 2/1/32	25	23
Sunoco L.P.,
7.00%, 5/1/29 (1)	25	26
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	75
7.00%, 9/15/28 (1)	50	51
4.50%, 4/30/30	50	46
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
6.00%, 3/1/27 (1)	5	5
5.50%, 1/15/28 (1)	25	24
7.38%, 2/15/29 (1)	160	161
6.00%, 12/31/30 (1)	78	73
6.00%, 9/1/31 (1)	50	47
Talos Production, Inc.,
9.00%, 2/1/29 (1)	93	98
9.38%, 2/1/31 (1)	86	91
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30 (1)	75	76
4.13%, 8/15/31 (1)	75	67
3.88%, 11/1/33 (1)	217	185
Venture Global LNG, Inc.,
8.13%, 6/1/28 (1)	227	234
9.50%, 2/1/29 (1)	509	557
8.38%, 6/1/31 (1)	316	328
9.88%, 2/1/32 (1)	468	509
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	75	76
9.75%, 10/15/30	110	120
7.88%, 4/15/32 (1)	176	179
		13,028
Publishing & Broadcasting – 1.8%
Audacy Capital Corp.,
6.75%, 3/31/29 (1) (8) (10)	25	1
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	179	171
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Publishing & Broadcasting – 1.8%continued
7.75%, 4/15/28 (1)	$158	$138
9.00%, 9/15/28 (1)	530	555
7.50%, 6/1/29 (1)	186	155
7.88%, 4/1/30 (1)	1,062	1,069
Gray Television, Inc.,
7.00%, 5/15/27 (1)	73	67
10.50%, 7/15/29 (1)	92	93
4.75%, 10/15/30 (1)	100	60
5.38%, 11/15/31 (1)	75	43
iHeartCommunications, Inc.,
6.38%, 5/1/26	22	17
8.38%, 5/1/27	50	18
5.25%, 8/15/27 (1)	100	53
Lamar Media Corp.,
4.00%, 2/15/30	50	45
McGraw-Hill Education, Inc.,
8.00%, 8/1/29 (1)	50	49
News Corp.,
3.88%, 5/15/29 (1)	100	92
5.13%, 2/15/32 (1)	150	142
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	705	313
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	44
5.50%, 3/1/30 (1)	25	15
4.13%, 12/1/30 (1)	25	17
		3,157
Real Estate Investment Trusts – 2.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	42	39
Diversified Healthcare Trust,
9.75%, 6/15/25	55	55
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	318	291
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	25	24
5.25%, 3/15/28 (1)	50	48
5.00%, 7/15/28 (1)	25	24
7.00%, 2/15/29 (1)	25	25
5.25%, 7/15/30 (1)	125	119
4.50%, 2/15/31 (1)	100	90
NORTHERN FUNDS QUARTERLY REPORT  208 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Real Estate Investment Trusts – 2.1%continued
5.63%, 7/15/32 (1)	$42	$40
MPT Operating Partnership L.P./MPT Finance Corp.,
2.50%, 3/24/26 [GBP]	100	109
5.25%, 8/1/26	75	68
5.00%, 10/15/27	175	145
4.63%, 8/1/29	208	151
3.50%, 3/15/31	100	65
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/1/28 (1)	50	49
4.88%, 5/15/29 (1)	75	70
7.00%, 2/1/30 (1)	70	71
RHP Hotel Properties L.P./RHP Finance Corp.,
7.25%, 7/15/28 (1)	50	52
4.50%, 2/15/29 (1)	61	57
6.50%, 4/1/32 (1)	280	280
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	75	71
4.00%, 9/15/29 (1)	193	171
SBA Communications Corp.,
3.13%, 2/1/29	105	94
Service Properties Trust,
5.25%, 2/15/26	50	48
4.75%, 10/1/26	50	47
4.95%, 10/1/29	100	76
4.38%, 2/15/30	50	35
8.63%, 11/15/31 (1)	335	349
8.88%, 6/15/32	91	85
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30 (1)	25	15
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	492	482
10.50%, 2/15/28 (1)	60	59
4.75%, 4/15/28 (1)	25	20
6.50%, 2/15/29 (1)	25	16
VICI Properties L.P.,
5.63%, 5/15/52	7	6
VICI Properties L.P./VICI Note Co., Inc.,
3.75%, 2/15/27 (1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Real Estate Investment Trusts – 2.1%continued
4.50%, 1/15/28 (1)	$50	$48
4.63%, 12/1/29 (1)	75	71
4.13%, 8/15/30 (1)	50	46
XHR L.P.,
6.38%, 8/15/25 (1)	25	25
4.88%, 6/1/29 (1)	50	47
		3,707
Real Estate Owners & Developers – 0.2%
Greystar Real Estate Partners LLC,
7.75%, 9/1/30 (1)	50	53
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	150	142
4.13%, 2/1/29 (1)	50	45
4.38%, 2/1/31 (1)	42	36
Kennedy-Wilson, Inc.,
4.75%, 2/1/30	25	21
		297
Real Estate Services – 0.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,
7.00%, 4/15/30 (1)	109	89
7.00%, 4/15/30	115	94
CoreLogic, Inc.,
4.50%, 5/1/28 (1)	242	220
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	70	69
8.88%, 9/1/31 (1)	107	113
Newmark Group, Inc.,
7.50%, 1/12/29 (1)	25	26
		611
Renewable Energy – 0.0%
EnerSys,
6.63%, 1/15/32(1)	25	25
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.25%, 3/15/26 (1)	75	72
7.50%, 3/15/26 (1)	25	25
4.63%, 1/15/27 (1)	100	97
6.50%, 2/15/28 (1)	100	100
FIXED INCOME FUNDS 209 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Retail - Consumer Staples – 0.3%continued
3.50%, 3/15/29 (1)	$90	$81
4.88%, 2/15/30 (1)	75	71
Arko Corp.,
5.13%, 11/15/29 (1)	25	22
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	100	87
Rite Aid Corp.,
8.00%, 11/15/26 (1) (10)	75	33
Walgreens Boots Alliance, Inc.,
3.20%, 4/15/30	7	6
		594
Retail - Discretionary – 3.0%
Abercrombie & Fitch Management Co.,
8.75%, 7/15/25 (1)	50	50
American Builders & Contractors Supply Co., Inc.,
4.00%, 1/15/28 (1)	25	23
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	25	23
4.75%, 3/1/30	25	23
5.00%, 2/15/32 (1)	10	9
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	50	49
4.75%, 4/1/28 (1)	75	69
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	15	16
6.63%, 10/1/30 (1)	100	100
6.75%, 7/1/36	100	100
BCPE Ulysses Intermediate, Inc.,
7.75%, (100% Cash), 4/1/27 (1) (5)	25	24
Beacon Roofing Supply, Inc.,
4.50%, 11/15/26 (1)	100	97
4.13%, 5/15/29 (1)	25	23
6.50%, 8/1/30 (1)	146	147
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	100	95
4.25%, 2/1/32 (1)	200	177
6.38%, 6/15/32 (1)	100	100
6.38%, 3/1/34 (1)	94	93
Carvana Co.,
13.00%, 6/1/30 (1) (5)	73	80
14.00%, 6/1/31 (1) (5)	184	207
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Retail - Discretionary – 3.0%continued
Champions Financing, Inc.,
8.75%, 2/15/29 (1)	$107	$110
Cougar JV Subsidiary LLC,
8.00%, 5/15/32 (1)	44	46
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	19	20
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	25	22
Gap (The), Inc.,
3.63%, 10/1/29 (1)	25	22
3.88%, 10/1/31 (1)	25	21
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	68	63
Hertz (The) Corp.,
5.00%, 12/1/29 (1)	25	15
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	25	23
Kohl's Corp.,
4.63%, 5/1/31	25	21
5.55%, 7/17/45	25	17
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	44
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	137	128
8.25%, 8/1/31 (1)	110	115
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	125	119
3.88%, 6/1/29 (1)	50	45
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	50	49
4.50%, 12/15/34	50	43
5.13%, 1/15/42	125	101
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	175	163
Michaels (The) Cos., Inc.,
7.88%, 5/1/29 (1)	25	16
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	33	33
Nordstrom, Inc.,
4.38%, 4/1/30	25	23
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	25	25
NORTHERN FUNDS QUARTERLY REPORT  210 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Retail - Discretionary – 3.0%continued
4.75%, 5/1/29 (1)	$75	$69
QVC, Inc.,
4.45%, 2/15/25	25	25
4.75%, 2/15/27	50	42
5.45%, 8/15/34	25	15
Sally Holdings LLC/Sally Capital, Inc.,
6.75%, 3/1/32	25	25
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	50	45
4.88%, 11/15/31 (1)	50	44
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 9/30/26 (1)	530	521
Staples, Inc.,
10.75%, 9/1/29 (1)	119	113
12.75%, 1/15/30 (1)	88	68
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	25	21
Victra Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	100	99
Wand NewCo 3, Inc.,
7.63%, 1/30/32 (1)	773	798
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	422	407
White Cap Parent LLC,
8.25%, 3/15/26 (1) (5)	198	198
		5,279
Semiconductors – 0.4%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	25	25
Coherent Corp.,
5.00%, 12/15/29 (1)	224	212
Entegris, Inc.,
4.75%, 4/15/29 (1)	111	106
5.95%, 6/15/30 (1)	25	25
Foundry JV Holdco LLC,
6.25%, 1/25/35 (1)	200	204
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	75	69
Synaptics, Inc.,
4.00%, 6/15/29 (1)	90	82
		723
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Software – 2.9%
Alteryx, Inc.,
8.75%, 3/15/28 (1)	$25	$26
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	775	714
Boxer Parent Co., Inc.,
7.13%, 10/2/25 (1)	25	25
9.13%, 3/1/26 (1)	116	116
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	91	88
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	115	119
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	50	23
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.00%, 6/15/29 (1)	58	59
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	59	59
Clarivate Science Holdings Corp.,
3.88%, 7/1/28 (1)	206	191
4.88%, 7/1/29 (1)	157	146
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	680	653
9.00%, 9/30/29 (1)	673	653
8.25%, 6/30/32 (1)	426	434
Consensus Cloud Solutions, Inc.,
6.50%, 10/15/28 (1)	25	23
Elastic N.V.,
4.13%, 7/15/29 (1)	122	111
Gen Digital, Inc.,
6.75%, 9/30/27 (1)	50	51
7.13%, 9/30/30 (1)	75	77
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	24	19
5.50%, 5/1/28 (1)	34	13
McAfee Corp.,
7.38%, 2/15/30 (1)	193	178
MicroStrategy, Inc.,
6.13%, 6/15/28 (1)	128	124
Rocket Software, Inc.,
9.00%, 11/28/28 (1)	75	76
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	150	148
6.50%, 6/1/32 (1)	285	287
FIXED INCOME FUNDS 211 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Software – 2.9%continued
Twilio, Inc.,
3.63%, 3/15/29	$22	$20
3.88%, 3/15/31	80	70
UKG, Inc.,
6.88%, 2/1/31 (1)	545	552
Veritas U.S., Inc./Veritas Bermuda Ltd.,
7.50%, 9/1/25 (1)	98	85
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 2/1/29 (1)	100	91
		5,231
Specialty Finance – 3.6%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	200	178
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (3) (4)	75	66
6.70%, 2/14/33	25	25
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	75	68
Block, Inc.,
2.75%, 6/1/26	73	69
3.50%, 6/1/31	6	5
6.50%, 5/15/32 (1)	359	364
Bread Financial Holdings, Inc.,
9.75%, 3/15/29 (1)	83	87
Carnelian Point Holdings L.P.,
5.00%, 6/30/28 (1) (5) (8) (9)	6	57
CPI CG, Inc.,
7/15/29 (1) (7)	25	26
Curo Group Holdings Corp.,
7.50%, 8/1/28 (1) (10)	50	2
Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	303	281
Enact Holdings, Inc.,
6.25%, 5/28/29	27	27
Fair Isaac Corp.,
4.00%, 6/15/28 (1)	17	16
FirstCash, Inc.,
4.63%, 9/1/28 (1)	50	47
5.63%, 1/1/30 (1)	25	24
6.88%, 3/1/32 (1)	75	75
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Specialty Finance – 3.6%continued
Fortress Transportation and Infrastructure Investors LLC,
9.75%, 8/1/27 (1)	$50	$51
5.50%, 5/1/28 (1)	130	126
7.88%, 12/1/30 (1)	145	152
7.00%, 5/1/31 (1)	373	381
7.00%, 6/15/32 (1)	174	176
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	75	74
6.63%, 1/15/27 (1)	125	121
12.25%, 10/1/30 (1)	26	28
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	110	110
9.13%, 5/15/31 (1)	55	54
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	50	49
9.50%, 2/15/29 (1)	75	77
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	72	68
4.75%, 6/15/29 (1)	25	23
7/15/31 (1) (7)	70	71
LD Holdings Group LLC,
8.75%, 11/1/27 (1)	17	15
MGIC Investment Corp.,
5.25%, 8/15/28	50	49
Nationstar Mortgage Holdings, Inc.,
5.00%, 2/1/26 (1)	290	284
6.00%, 1/15/27 (1)	25	25
5.50%, 8/15/28 (1)	50	48
5.13%, 12/15/30 (1)	58	53
5.75%, 11/15/31 (1)	114	107
7.13%, 2/1/32 (1)	221	222
Navient Corp.,
6.75%, 6/25/25	125	125
6.75%, 6/15/26	75	75
5.00%, 3/15/27	50	48
5.50%, 3/15/29	166	152
9.38%, 7/25/30	132	139
11.50%, 3/15/31	50	55
5.63%, 8/1/33	25	20
OneMain Finance Corp.,
7.13%, 3/15/26	150	152
NORTHERN FUNDS QUARTERLY REPORT  212 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Specialty Finance – 3.6%continued
3.50%, 1/15/27	$23	$22
6.63%, 1/15/28	75	75
9.00%, 1/15/29	75	79
5.38%, 11/15/29	42	39
7.88%, 3/15/30	152	157
4.00%, 9/15/30	112	96
7.50%, 5/15/31	72	73
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	46
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	45
7.88%, 12/15/29 (1)	117	121
7.13%, 11/15/30 (1)	56	56
5.75%, 9/15/31 (1)	100	94
PRA Group, Inc.,
7.38%, 9/1/25 (1)	25	25
8.38%, 2/1/28 (1)	50	50
8.88%, 1/31/30 (1)	25	25
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	25	24
Rithm Capital Corp.,
8.00%, 4/1/29 (1)	50	49
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26 (1)	99	92
3.88%, 3/1/31 (1)	117	102
4.00%, 10/15/33 (1)	197	166
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
4.63%, 11/1/26 (1)	15	15
SLM Corp.,
3.13%, 11/2/26	197	183
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	37	37
Synchrony Financial,
7.25%, 2/2/33	50	50
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	24
5.50%, 4/15/29 (1)	100	95
World Acceptance Corp.,
7.00%, 11/1/26 (1)	25	24
		6,411
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Steel – 2.3%
ATI, Inc.,
5.88%, 12/1/27	$838	$827
4.88%, 10/1/29	53	50
7.25%, 8/15/30	97	100
5.13%, 10/1/31	151	140
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	157	157
Carpenter Technology Corp.,
6.38%, 7/15/28	75	75
7.63%, 3/15/30	73	75
Cleveland-Cliffs, Inc.,
5.88%, 6/1/27	50	50
6.75%, 4/15/30 (1)	50	49
4.88%, 3/1/31 (1)	50	44
Commercial Metals Co.,
4.13%, 1/15/30	25	23
4.38%, 3/15/32	25	22
Specialty Steel Supply, Inc.,
15.39%, 11/15/26 (1) (8) (9)	2,490	2,490
TMS International Corp.,
6.25%, 4/15/29 (1)	25	23
		4,125
Technology Hardware – 0.8%
CommScope Technologies LLC,
6.00%, 6/15/25 (1)	38	31
5.00%, 3/15/27 (1)	25	10
CommScope, Inc.,
6.00%, 3/1/26 (1)	25	22
8.25%, 3/1/27 (1)	50	24
7.13%, 7/1/28 (1)	100	41
4.75%, 9/1/29 (1)	60	41
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	70	73
Imola Merger Corp.,
4.75%, 5/15/29 (1)	315	294
Likewize Corp.,
9.75%, 10/15/25 (1)	25	25
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	188	203
NCR Voyix Corp.,
5.00%, 10/1/28 (1)	50	47
5.13%, 4/15/29 (1)	100	94
FIXED INCOME FUNDS 213 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Technology Hardware – 0.8%continued
Seagate HDD Cayman,
8.25%, 12/15/29	$55	$59
4.13%, 1/15/31	105	94
8.50%, 7/15/31	85	92
9.63%, 12/1/32	73	83
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	75	69
Viasat, Inc.,
6.50%, 7/15/28 (1)	25	19
7.50%, 5/30/31 (1)	25	17
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	31	26
Western Digital Corp.,
4.75%, 2/15/26	25	24
Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	17	17
8.88%, 11/30/29 (1)	25	24
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	48	49
		1,478
Telecommunications – 1.6%
Cogent Communications Group, Inc.,
7.00%, 6/15/27 (1)	75	74
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.,
7.00%, 6/15/27 (1)	25	25
Embarq Corp.,
8.00%, 6/1/36	50	7
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	146	143
5.00%, 5/1/28 (1)	163	154
6.75%, 5/1/29 (1)	125	115
5.88%, 11/1/29	15	13
6.00%, 1/15/30 (1)	75	65
8.75%, 5/15/30 (1)	397	409
8.63%, 3/15/31 (1)	81	83
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	23
Intelsat Jackson Holdings S.A.,
6.50%, 3/15/30 (1)	25	23
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	75	39
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Telecommunications – 1.6%continued
4.25%, 7/1/28 (1)	$75	$28
3.63%, 1/15/29 (1)	100	30
10.50%, 4/15/29 (1)	214	214
4.88%, 6/15/29 (1)	111	63
3.75%, 7/15/29 (1)	100	31
11.00%, 11/15/29 (1)	240	246
10.50%, 5/15/30 (1)	305	302
Lumen Technologies, Inc.,
4.13%, 4/15/29 (1)	60	39
4.13%, 4/15/30 (1)	60	37
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	25	24
Zayo Group Holdings, Inc.,
4.00%, 3/1/27 (1)	739	591
6.13%, 3/1/28 (1)	141	94
		2,872
Transportation & Logistics – 0.7%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	50	48
American Airlines, Inc.,
7.25%, 2/15/28 (1)	50	50
8.50%, 5/15/29 (1)	218	226
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	16	17
5.75%, 4/20/29 (1)	175	170
Delta Air Lines, Inc.,
7.38%, 1/15/26	25	25
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	25	22
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	166	165
GN Bondco LLC,
9.50%, 10/15/31 (1)	74	69
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	25	24
Rand Parent LLC,
8.50%, 2/15/30 (1)	81	82
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1)	30	22
NORTHERN FUNDS QUARTERLY REPORT  214 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Transportation & Logistics – 0.7%continued
8.00%, 9/20/25 (1)	$25	$18
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 10/15/27	14	14
United Airlines, Inc.,
4.38%, 4/15/26 (1)	25	24
4.63%, 4/15/29 (1)	210	196
XPO, Inc.,
6.25%, 6/1/28 (1)	50	50
7.13%, 6/1/31 (1)	25	26
7.13%, 2/1/32 (1)	25	26
		1,274
Transportation Equipment – 0.1%
Allison Transmission, Inc.,
4.75%, 10/1/27	25	24
3.75%, 1/30/31 (1)	50	44
JB Poindexter & Co., Inc.,
8.75%, 12/15/31 (1)	50	52
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	75	78
Wabash National Corp.,
4.50%, 10/15/28 (1)	58	52
		250
Wholesale - Consumer Staples – 0.7%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	18
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.00%, 2/15/29 (1)	75	77
Performance Food Group, Inc.,
4.25%, 8/1/29 (1)	134	122
U.S. Foods, Inc.,
6.88%, 9/15/28 (1)	50	51
4.75%, 2/15/29 (1)	125	119
4.63%, 6/1/30 (1)	180	167
7.25%, 1/15/32 (1)	565	586
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	42	38
		1,178
Wholesale - Discretionary – 0.1%
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	50	48
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.6% continued
Wholesale - Discretionary – 0.1%continued
OPENLANE, Inc.,
5.13%, 6/1/25 (1)	$14	$14
Verde Purchaser LLC,
10.50%, 11/30/30 (1)	25	26
		88
Total Corporate Bonds
(Cost $140,799)		138,165

FOREIGN ISSUER BONDS – 8.7%
Aerospace & Defense – 0.4%
Bombardier, Inc.,
7.88%, 4/15/27 (1)	103	103
6.00%, 2/15/28 (1)	144	142
7.50%, 2/1/29 (1)	25	26
8.75%, 11/15/30 (1)	161	174
7.25%, 7/1/31 (1)	30	31
7.00%, 6/1/32 (1)	51	52
F-Brasile S.p.A./F-Brasile U.S. LLC,
7.38%, 8/15/26 (1)	250	248
		776
Automotive – 0.1%
ZF North America Capital, Inc.,
6.88%, 4/14/28(1)	150	153
Banking – 0.4%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (3) (4)	200	168
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (3) (4)	200	217
HSBC Holdings PLC,
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34 (3)	200	217
Intesa Sanpaolo S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%), 4.20%, 6/1/32 (1) (3)	200	169
		771
Beverages – 0.1%
Primo Water Holdings, Inc.,
4.38%, 4/30/29(1)	100	92
FIXED INCOME FUNDS 215 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Biotechnology & Pharmaceuticals – 0.1%
1375209 B.C. Ltd.,
9.00%, 1/30/28 (1)	$72	$69
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	75	70
4.10%, 10/1/46	25	18
		157
Cable & Satellite – 0.3%
Altice Financing S.A.,
9.63%, 7/15/27 (1)	200	183
5.75%, 8/15/29 (1)	260	189
Sunrise FinCo I B.V.,
4.88%, 7/15/31 (1)	200	181
Videotron Ltd.,
3.63%, 6/15/29 (1)	50	46
		599
Chemicals – 0.2%
Methanex Corp.,
5.13%, 10/15/27	25	24
NOVA Chemicals Corp.,
5.25%, 6/1/27 (1)	25	24
8.50%, 11/15/28 (1)	125	132
4.25%, 5/15/29 (1)	25	22
9.00%, 2/15/30 (1)	50	53
		255
Commercial Support Services – 0.2%
Garda World Security Corp.,
4.63%, 2/15/27 (1)	89	85
9.50%, 11/1/27 (1)	44	44
7.75%, 2/15/28 (1)	148	151
6.00%, 6/1/29 (1)	99	90
		370
Containers & Packaging – 0.4%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27 (1) (5)	200	50
Intelligent Packaging Holdco Issuer L.P.,
9.00%, (100% Cash), 1/15/26 (1) (5)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Containers & Packaging – 0.4%continued
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	$595	$575
		649
Electric Utilities – 0.0%
TransAlta Corp.,
7.75%, 11/15/29	25	26
Electrical Equipment – 0.3%
TK Elevator Holdco GmbH,
6.63%, 7/15/28 [EUR](6)	90	93
7.63%, 7/15/28 (1)	200	199
TK Elevator Midco GmbH,
4.38%, 7/15/27 [EUR](6)	100	103
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	200	194
		589
Forestry, Paper & Wood Products – 0.0%
Mercer International, Inc.,
5.13%, 2/1/29	25	22
Gas & Water Utilities – 0.0%
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	50	46
Home Construction – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	151	138
4.88%, 2/15/30 (1)	25	22
Empire Communities Corp.,
9.75%, 5/1/29 (1)	65	66
Mattamy Group Corp.,
5.25%, 12/15/27 (1)	23	22
4.63%, 3/1/30 (1)	140	130
		378
Household Products – 0.0%
Kronos Acquisition Holdings, Inc.,
6/30/31 (1) (7)	12	12
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
7.00%, 12/31/27 (1)	25	26
		38
NORTHERN FUNDS QUARTERLY REPORT  216 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Industrial Support Services – 0.0%
Ritchie Bros. Holdings, Inc.,
6.75%, 3/15/28(1)	$50	$51
Insurance – 1.0%
Ardonagh Finco Ltd.,
7.75%, 2/15/31 (1)	200	198
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	200	195
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
7.25%, 2/15/31 (1)	384	381
8.13%, 2/15/32 (1)	213	212
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30 (1)	641	668
10.50%, 12/15/30 (1)	69	74
		1,728
IT Services – 0.1%
CA Magnum Holdings,
5.38%, 10/31/26(1)	200	190
Leisure Facilities & Services – 0.5%
1011778 B.C. ULC/New Red Finance, Inc.,
6.13%, 6/15/29 (1)	25	25
4.00%, 10/15/30 (1)	434	382
Melco Resorts Finance Ltd.,
5.38%, 12/4/29 (1)	200	179
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc.,
8.00%, 8/1/30 (1)	34	35
Wynn Macau Ltd.,
5.63%, 8/26/28 (1)	200	187
		808
Leisure Products – 0.0%
Amer Sports Co.,
6.75%, 2/16/31(1)	67	67
Machinery – 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	189	196
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Metals & Mining – 1.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	$2,060	$1,855
ERO Copper Corp.,
6.50%, 2/15/30 (1)	29	28
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	200	209
FMG Resources Pty. Ltd., Series 2006,
5.88%, 4/15/30 (1)	25	24
4.38%, 4/1/31 (1)	150	134
6.13%, 4/15/32 (1)	100	99
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	25	24
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	24
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	50
8.00%, 11/1/27 (1)	50	51
9.25%, 10/1/28 (1)	10	11
8.50%, 5/1/30 (1)	50	52
New Gold, Inc.,
7.50%, 7/15/27 (1)	148	149
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	25	26
		2,736
Oil & Gas Services & Equipment – 0.2%
Borr IHC Ltd./Borr Finance LLC,
10.00%, 11/15/28 (1)	192	201
Enerflex Ltd.,
9.00%, 10/15/27 (1)	115	116
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	55	55
6.88%, 1/15/29 (1)	25	25
		397
Oil & Gas Supply Chain – 0.9%
Athabasca Oil Corp.,
9.75%, 11/1/26 (1)	32	34
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	133	139
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 7.20%, 6/27/54 (3)	35	35
FIXED INCOME FUNDS 217 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Oil & Gas Supply Chain – 0.9%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 7.38%, 3/15/55 (3)	$43	$43
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.43%), 8.50%, 1/15/84 (3)	50	54
Energean Israel Finance Ltd.,
5.38%, 3/30/28	25	22
5.88%, 3/30/31	25	21
Leviathan Bond Ltd.,
6.13%, 6/30/25	25	24
Northriver Midstream Finance L.P.,
7/15/32 (1) (7)	85	85
OGX Austria GmbH,
8.50%, 6/1/18 (1) (8) (9) (10)	2,420	—
8.38%, 4/1/22 (1) (8) (9) (10)	1,800	—
Parkland Corp.,
5.88%, 7/15/27 (1)	50	49
4.50%, 10/1/29 (1)	150	137
4.63%, 5/1/30 (1)	50	46
Saturn Oil & Gas, Inc.,
9.63%, 6/15/29 (1)	64	65
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	810	793
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	49
		1,596
Software – 0.2%
Dye & Durham Ltd.,
8.63%, 4/15/29 (1)	50	51
Open Text Corp.,
6.90%, 12/1/27 (1)	25	26
3.88%, 2/15/28 (1)	75	69
3.88%, 12/1/29 (1)	50	45
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	75	67
4.13%, 12/1/31 (1)	125	110
		368
Specialty Finance – 0.4%
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	26	27
8.00%, 6/15/28 (1)	37	39
6.88%, 4/15/29 (1)	81	82
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Specialty Finance – 0.4%continued
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/24 (1) (5)	$229	$220
goeasy Ltd.,
9.25%, 12/1/28 (1)	25	27
7.63%, 7/1/29 (1)	75	76
Macquarie Airfinance Holdings Ltd.,
8.38%, 5/1/28 (1)	25	26
6.40%, 3/26/29 (1)	40	41
8.13%, 3/30/29 (1)	49	52
6.50%, 3/26/31 (1)	60	62
		652
Steel – 0.0%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	25	26
Telecommunications – 0.9%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	200	80
6.00%, 2/15/28 (1)	200	65
Altice France S.A.,
8.13%, 2/1/27 (1)	200	150
5.50%, 1/15/28 (1)	370	253
Digicel Group Holdings Ltd.,
0.00%, 12/31/30 (1) (2) (8) (9)	7	3
0.00%, 12/31/30 (1) (2) (8) (9)	28	2
0.00%, 12/31/30 (1) (2) (8) (9) (12)	—	—
0.00%, 12/31/30 (1) (2) (8) (9) (11)	9	—
Iliad Holding SASU,
6.50%, 10/15/26 (1)	211	210
Telecom Italia Capital S.A.,
6.38%, 11/15/33	75	70
6.00%, 9/30/34	75	68
7.20%, 7/18/36 (1)	200	206
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	12
4.88%, 6/1/27 (1)	50	22
6.50%, 10/15/27 (1)	25	8
Vmed O2 UK Financing I PLC,
4.75%, 7/15/31 (1)	400	337
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (3)	75	77
		1,563
NORTHERN FUNDS QUARTERLY REPORT  218 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Transportation & Logistics – 0.2%
Air Canada,
3.88%, 8/15/26 (1)	$80	$76
Seaspan Corp.,
5.50%, 8/1/29 (1)	75	67
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	75	66
6.38%, 2/1/30 (1)	50	40
		249
Total Foreign Issuer Bonds
(Cost $20,024)		15,548

TERM LOANS – 5.6% (13)
Aerospace & Defense – 0.1%
Bleriot U.S. Bidco, Inc., 2023 Term Loan,
10/31/30 (14)	23	23
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.84%, 8/24/28	19	19
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-2 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.84%, 8/24/28	8	8
Ovation Parent, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.75% Floor), 8.83%, 4/21/31	28	28
		78
Asset Management – 0.1%
CPI Holdco B LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 7.34%, 5/17/31	42	42
GN Loanco LLC, Term B Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.75% Floor), 9.83%, 12/19/30	48	45
		87
Automotive – 0.0%
Tenneco, Inc., Term B Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 10.43%, 11/17/28	33	32
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Biotechnology – 0.3%
Brand Industrial Services, Inc., Tranche C Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.83%, 8/1/30	$226	$226
Grant Thornton Advisors LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.25%), 8.60%, 6/2/31	58	58
Gulfside Supply, Inc., Initial Term Loan,
6/17/31 (14)	11	11
Mauser Packaging Solutions Holding Co., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.83%, 4/15/27	31	31
Medline Borrower L.P., Add-on non-fungible Term Loan,
10/23/28 (14)	98	98
OVG Business Services LLC, Initial Term Loan,
6/25/31 (14)	19	19
PG Polaris Bidco S.a r.l. Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%), 8.83%, 3/26/31	36	36
Planview Parent, Inc., 2024-A Incremental Loan,
12/18/28 (14)	1	1
Sotera Health Holdings LLC, 2024 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.59%, 5/30/31	37	37
		517
Biotechnology & Pharmaceuticals – 0.2%
Amneal Pharmaceuticals LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.50%), 10.84%, 5/4/28	17	17
Bausch + Lomb Corp., First Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.34%, 9/29/28	53	52
Bausch + Lomb Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.69%, 5/10/27	116	115
FIXED INCOME FUNDS 219 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Biotechnology & Pharmaceuticals – 0.2%continued
Bausch Health Cos., Inc., Second Amendment Term Loan,
2/1/27 (14)	$92	$83
Endo Finance Holdings, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.83%, 4/23/31	92	92
Mallinckrodt International Finance S.A., First-Out Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 7.50%, 4.50% Floor), 12.84%, 11/14/28	9	11
Organon & Co., 2024 Refinancing Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 7.83%, 5/19/31	16	16
		386
Cable & Satellite – 0.0%
CSC Holdings LLC, September 2019 Initial Term Loan,
(Floating, ICE Synthetic LIBOR USD 1M + 2.50%), 7.94%, 4/15/27	5	4
DIRECTV Financing LLC, 2024 Refinancing Term B Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.25%, 0.75% Floor), 10.71%, 8/2/29	46	45
Radiate Holdco LLC, Amendment No. 6 Term B Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.75% Floor), 8.71%, 9/25/26	31	25
		74
Capital Goods – 0.0%
WEC U.S. Holdings Ltd., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 8.09%, 1/27/31	30	30
Chemicals – 0.2%
Chemours Co., The, Tranche B-3 US$ Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.84%, 8/18/28	42	41
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Chemicals – 0.2%continued
Discovery Purchaser Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.38%, 0.50% Floor), 9.68%, 10/4/29	$173	$173
Herens Holdco S.a r.l., Facility B,
(Floating, ICE CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 9.36%, 7/3/28	34	33
Momentive Performance Materials, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%), 9.84%, 3/29/28 (15)	86	86
Nouryon Finance B.V., 2024 B-1 Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%), 8.83%, 4/3/28	10	10
Olympus Water US Holding Corp., Term B-5 Dollar Loan,
6/20/31 (14)	1	1
		344
Commercial Support Services – 0.1%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.19%, 5/12/28	72	71
Cornerstone Building Brands, Inc., Tranche C Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 0.50% Floor), 9.83%, 5/15/31	16	16
GFL Environmental Inc. 2024 Refinancing Term Loan,
7/3/31 (14)	23	23
		110
Communications – 0.0%
Gray Television, Inc., Term F Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.25%), 10.58%, 6/4/29	28	26
Construction Materials – 0.0%
MI Windows and Doors LLC, 2024 Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.84%, 3/28/31	25	25
NORTHERN FUNDS QUARTERLY REPORT  220 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Consumer Cyclical – 0.1%
Cedar Fair L.P., Initial Term B Loan,
5/1/31 (14)	$27	$27
Ensemble RCM, LLC Term B Loan,
8/1/29 (14)	38	38
Motion Acquisition Limited, Facility B Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%), 8.83%, 11/12/29	42	42
OMNIA Partners LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.25%, 0.75% Floor), 8.57%, 7/25/30	14	14
		121
Consumer Services – 0.0%
Raptor Acquisition Corp., Term B Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 9.61%, 11/1/26	24	25
Containers & Packaging – 0.0%
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.30%, 9/15/28	15	15
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.34%, 9/15/28	18	18
		33
E-Commerce Discretionary – 0.0%
CNT Holdings I Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.75% Floor), 8.83%, 11/8/27	48	48
Electrical Equipment – 0.1%
Gates Corp., Initial B-5 Dollar Term Loan,
6/4/31 (14)	38	38
Indicor LLC, Tranche C Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 8.58%, 11/22/29 (9)	28	27
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Electrical Equipment – 0.1%continued
TK Elevator Midco GmbH, Facility B2,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 8.79%, 4/30/30	$181	$182
		247
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%), 10.98%, 2/10/27	47	35
Food – 0.0%
Chobani LLC, 2023 Additional Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 9.08%, 10/25/27	56	56
Health Care Facilities & Services – 0.2%
Concentra Health Services, Inc., Term Loan B,
6/26/31 (14)	9	9
Gainwell Acquisition Corp., Term B Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 9.43%, 10/1/27	124	120
LifePoint Health, Inc., 2024 Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.33%, 5/17/31	40	40
LifePoint Health, Inc., 2024 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.75%), 10.06%, 11/16/28	30	30
Parexel International, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.71%, 11/15/28	22	22
Star Parent, Inc., Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.75%), 9.08%, 9/27/30	96	96
		317
FIXED INCOME FUNDS 221 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Home & Office Products – 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 8.84%, 2/26/29	$83	$82
SWF Holdings I Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.75% Floor), 9.46%, 10/6/28	127	109
		191
Home Construction – 0.0%
Chariot Buyer LLC, Amendment No. 2 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.84%, 11/3/28	36	36
Household Products – 0.0%
KDC/ONE Development Corp., Inc., 2024 Refinancing Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%), 9.84%, 8/15/28(9)	49	49
Industrial Intermediate Products – 0.0%
Chromalloy Corp., Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 9.06%, 3/27/31	65	65
Industrial Support Services – 0.0%
APi Group DE, Inc., Repriced 2021 Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 7.34%, 1/3/29	9	9
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.34%, 12/11/28	28	28
PECF USS Intermediate Holding III Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 9.84%, 12/15/28	60	39
		76
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Institutional Financial Services – 0.3%
Chrysaor Bidco S.a r.l., Delayed Draw Term Loan,
7/17/31 (14)	$29	$29
Chrysaor Bidco S.a r.l., Term Loan B,
7/17/31 (14)	396	397
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 6.75%), 12.35%, 4/7/28	88	88
Deerfield Dakota Holding LLC, Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.75%, 1.00% Floor), 9.08%, 4/9/27	5	5
		519
Insurance – 0.5%
AssuredPartners, Inc., 2024 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.84%, 2/14/31	70	70
Asurion LLC, New B-4 Term Loan,
1/20/29 (14)	150	138
(Floating, ICE CME Term SOFR USD 1M + 5.25%), 10.71%, 1/20/29	250	230
Truist Insurance Holdings LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.25%), 8.58%, 5/6/31	114	114
(Floating, ICE CME Term SOFR USD 3M + 4.75%), 10.08%, 5/6/32	265	270
		822
Internet Media & Services – 0.2%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 8.94%, 2/10/28	24	23
MH Sub I LLC, 2023 May Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 9.59%, 5/3/28	184	184
NORTHERN FUNDS QUARTERLY REPORT  222 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Internet Media & Services – 0.2%continued
Stubhub Holdco Sub LLC, Extended USD Term B Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.75%), 10.09%, 3/15/30	$105	$104
		311
IT Services – 0.1%
Fortress Intermediate 3, Inc., Initial Term Loan,
6/27/31(14)	161	161
Leisure Facilities & Services – 0.2%
1011778 B.C. Unlimited Liability Co., Term B-6 Loan,
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 7.09%, 9/20/30	47	47
City Football Group, Limited Term B-1 Loan,
7/21/30 (14)	41	41
Entain PLC, Facility B3,
(Floating, ICE CME Term SOFR USD 6M + 2.75%, 0.50% Floor), 8.01%, 10/31/29	40	40
Sabre GLBL, Inc., 2021 Other Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.96%, 12/17/27	4	4
Sabre GLBL, Inc., 2021 Other Term B-2 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.96%, 12/17/27	7	6
Scientific Games Holdings L.P., Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.25%), 8.56%, 4/4/29 (9)	74	74
UFC Holdings LLC, Term B-3 Loan,
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.75% Floor), 8.34%, 4/29/26	63	63
		275
Local – 0.0%
Sedgwick Claims Management Services, Inc., 2023 Term Loan,
2/24/28(14)	17	17
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Machinery – 0.2%
CD&R Hydra Buyer, Inc., First Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.44%, 3/25/31	$30	$30
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 6M + 5.00%), 10.33%, 2/15/29	280	281
SPX Flow, Inc., 2024 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.84%, 4/5/29	84	84
		395
Medical Equipment & Devices – 0.0%
Avantor Funding, Inc., Incremental B-6 Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.50% Floor), 7.44%, 11/8/27	6	6
Oil & Gas Producers – 0.1%
New Fortress Energy, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 0.75% Floor), 10.33%, 10/30/28	150	146
NGL Energy Operating LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%), 9.84%, 2/3/31	40	40
		186
Publishing & Broadcasting – 0.3%
Clear Channel International B.V., Tranche 1, Term Loan,
(Floating, ICE FIXED USD 1M + 7.50%, 5.25% Floor), 7.50%, 4/1/27	316	307
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.46%, 8/21/28	165	165
		472
FIXED INCOME FUNDS 223 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Real Estate Services – 0.0%
CoreLogic, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.96%, 6/2/28	$30	$29
Cushman & Wakefield U.S. Borrower LLC, 2024-1 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.09%, 1/31/30	20	20
		49
Retail - Discretionary – 0.2%
Champions Holdco, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.75%), 10.08%, 2/23/29	55	55
Foundation Building Materials, Inc., 2024 Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.33%, 1/29/31	20	20
Wand Newco 3, Inc., 2024 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 9.09%, 1/30/31	180	181
White Cap Supply Holdings LLC, Initial Closing Date Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.59%, 10/19/29 (9)	41	41
White Cap Supply Holdings LLC, Tranche C Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.59%, 10/19/29	28	28
		325
Software – 1.0%
Ascend Learning LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.94%, 12/11/28	43	43
athenahealth Group, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.59%, 2/15/29	503	501
Azalea TopCo, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.84%, 4/30/31	16	16
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Software – 1.0%continued
Boxer Parent Co., Inc., 2028 Extended Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.34%, 12/29/28	$61	$61
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan,
12/29/28 (14)	32	32
Central Parent LLC, 2024 Refinancing Term Loan,
7/6/29 (14)	23	22
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 9.33%, 3/30/29	119	119
Cloud Software Group, Inc., Third Amendment Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.83%, 3/21/31	81	81
Cloudera, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 6.00%), 11.44%, 10/8/29 (15)	147	145
McAfee Corp., First Amendment Tranche B-1 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.58%, 3/1/29 (9)	41	41
Mitchell International, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.59%, 6/17/31	54	54
Modena Buyer LLC, Initial Term Loan,
7/1/31 (14)	74	72
Polaris Newco LLC, Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 9.59%, 6/2/28	39	39
Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 9.07%, 10/28/30	43	43
NORTHERN FUNDS QUARTERLY REPORT  224 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Software – 1.0%continued
RealPage, Inc., Initial Loan,
(Floating, ICE CME Term SOFR USD 1M + 6.50%, 0.75% Floor), 11.96%, 4/23/29	$317	$308
SS&C Technologies Holdings, Inc., Term B-8 Loan,
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 7.34%, 5/9/31	71	72
UKG, Inc., 2024 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.58%, 2/10/31	73	73
VS Buyer LLC, 2024 Refinancing Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.58%, 4/12/31	25	25
		1,747
Specialty Finance – 0.0%
Boost Newco Borrower LLC, Initial USD Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 8.33%, 1/31/31	25	25
Technology – 0.4%
Applied Systems, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.25%), 10.58%, 2/23/32	43	44
Cotiviti, Inc., Initial Fixed Rate Term Loan,
(Floating, ICE FIXED USD 3M + 7.63%), 7.63%, 5/1/31	589	586
Ellucian Holdings, Inc., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.94%, 10/9/29	29	29
Genesys Cloud Services Holdings I LLC, 2024 Incremental Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.75% Floor), 9.21%, 12/1/27	44	44
Proofpoint, Inc., 2024 Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 8.34%, 8/31/28	32	32
		735
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Technology Hardware – 0.1%
Atlas CC Acquisition Corp., Term B Loan,
5/25/28 (14)	$4	$3
(Floating, ICE CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 9.86%, 5/25/28	23	17
Atlas CC Acquisition Corp., Term C Loan,
5/25/28 (14)	1	1
(Floating, ICE CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 9.86%, 5/25/28	5	3
Delta Topco, Inc., Second Amendment Refinancing Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.25%), 10.60%, 11/29/30	12	12
Delta Topco, Inc., Second Amendment Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%), 8.85%, 11/30/29	61	61
ViaSat, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 0.50% Floor), 9.94%, 5/30/30	50	45
		142
Technology Services – 0.1%
Peraton Corp., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 3M + 7.75%, 0.75% Floor), 13.18%, 2/1/29	190	191
Telecommunications – 0.1%
Altice France S.A., USD TLB-14 Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%), 10.83%, 8/15/28	45	33
Consolidated Communications, Inc., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 8.96%, 10/2/27	50	48
Frontier Communications Holdings LLC, 2024 Refinancing Term Loan,
7/1/31 (14)	15	15
FIXED INCOME FUNDS 225 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Telecommunications – 0.1%continued
Level 3 Financing, Inc., Term B-1 Term B-1,
(Floating, ICE CME Term SOFR USD 1M + 6.56%, 2.00% Floor), 11.90%, 4/15/30 (14)	$14	$13
Level 3 Financing, Inc., Term B-1 Term B-2,
(Floating, ICE CME Term SOFR USD 1M + 6.56%, 2.00% Floor), 11.90%, 4/15/29 (14)	13	13
Lumen Technologies, Inc., Term Loan A,
6/1/28 (14)	14	12
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 8.46%, 3/9/27	3	2
		136
Transportation – 0.1%
Genesee & Wyoming, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.33%, 4/10/31	95	95
Transportation & Logistics – 0.1%
AAdvantage Loyality IP Ltd., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.75%, 0.75% Floor), 10.34%, 4/20/28	112	116
Apple Bidco LLC, Amendment No. 3 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.84%, 9/22/28	12	12
Brown Group Holding LLC, Incremental Term B-2 Facility,
(Floating, ICE CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 8.33%, 7/1/31	10	10
(Floating, ICE CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 8.34%, 7/1/31	6	6
WestJet Loyalty L.P., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.75%), 9.05%, 2/14/31	100	101
		245
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.6% (13)continued
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 12.83%, 12/13/28	$125	$125
Total Term Loans
(Cost $9,915)		9,987

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.8%
Biotechnology & Pharmaceuticals – 0.0%
Endo, Inc.(1) (8) (9) *	30	$1
Endo, Inc.(9) *	1,837	52
		53
Building Products – 0.0%
JELD-WEN Holding, Inc.*	2,596	35
Chemicals – 0.1%
Cornerstone Chemical Co.(8) (9) *	602	2
Utex Industries, Inc.(8) *	2,200	83
		85
Construction Materials – 0.0%
Hardwood Holdings LLC(9) *	187	9
Distributors – 0.2%
ATD New Holdings, Inc.(8) *	22,076	344
Energy Equipment & Services – 0.0%
Nine Energy Service, Inc.(11) *	250	—
Parker Drilling Co.(9) *	265	4
		4
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B	182	31
Health Care Facilities & Services – 0.0%
CHPPR Holdings, Inc.(9) (11) *	20	—
Life Sciences Tools & Services – 0.1%
Avantor, Inc.*	2,697	57
Media – 0.0%
iHeartMedia, Inc., Class A*	419	1
Metals & Mining – 2.2%
Constellium S.E.*	7,501	141
Real Alloy Parent, Inc.(8) (9)	48	3,738
		3,879
NORTHERN FUNDS QUARTERLY REPORT  226 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.8%continued
Oil, Gas & Consumable Fuels – 0.0%
Cloud Peak Energy, Inc.(9) *	20	$—
Superior Energy Services(8) (9) *	862	55
		55
Pharmaceuticals – 0.0%
Mallinckrodt PLC(9) *	416	22
Professional Services – 0.0%
Skillsoft Corp.*	1,843	26
Specialized Real Estate Investment Trusts – 0.1%
Crown Castle, Inc.	349	34
VICI Properties, Inc.	6,240	179
		213
Specialty Finance – 0.1%
Carnelian Point Holdings L.P.(8) (9) *	50	60
Technology Hardware, Storage & Peripherals – 0.0%
Diebold Nixdorf, Inc.*	372	14
Wireless Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(8) (9) *	1,201	42
Total Common Stocks
(Cost $3,537)		4,930

MASTER LIMITED PARTNERSHIPS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
NGL Energy Partners L.P.*	6,453	33
Total Master Limited Partnerships
(Cost $34)		33

OTHER – 0.0%
Escrow Appvion, Inc. (8) (9) *	225,000	—
Escrow Basic Energy Services, Inc. (8) (11) *	25,000	—
Escrow Cloud Peak Energy, Inc. (8) (9) *	250,000	—
Escrow Endo Dac/Endo Finance LCC/Endo Finco, Inc. (1) (8) (9) *	125,000	—
Escrow Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. (1) (8) (9) *	50,000	—
Escrow Endo, Inc. (1) (8) (9) *	16,000	—
Escrow GenOn Energy, Inc. (8) (9) *	25,000	—
Escrow Hertz (The) Corp. (1) (8) *	125,000	4
Escrow High Ridge Brands Co. (1) (8) (9) *	1,100,000	—
	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0% continued
Escrow Par Pharmaceutical, Inc. (1) (8) (9) *	111,000	$—
Escrow Washington Mutual Bank (8) (9) *	250,000	3
Total Other
(Cost $112)		7

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	$1
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(9) *	111	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(9) *	53	—
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(8) (9) (11) *	5,500	—
Total Warrants
(Cost $—)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(16) (17)	7,367,060	$7,367
Total Investment Companies
(Cost $7,367)		7,367

Total Investments – 99.2%
(Cost $182,309)		176,549
Other Assets less Liabilities – 0.8%		1,413
NET ASSETS – 100.0%		$177,962

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2024, the value of these securities amounted to approximately $132,353,000 or
74.4% of net assets.

(2)	Zero coupon bond.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2024.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2024.
FIXED INCOME FUNDS 227 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
(8)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of these restricted illiquid securities amounted to approximately
$9,474,000 or 5.3% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ATD New Holdings, Inc.	1/9/19	$470
Audacy Capital Corp., 6.75%, 3/31/29	3/11/21	25
Carnelian Point Holdings L.P.	9/21/22	115
Carnelian Point Holdings L.P., 5.00%, 6/30/28	7/5/22-1/30/24	53
Cornerstone Chemical Co.	1/26/24	25
Digicel Group Holdings Ltd., 0.00%, 12/31/30	12/14/23	3
Digicel Group Holdings Ltd., 0.00%, 12/31/30	12/14/23	2
Digicel Group Holdings Ltd., 0.00%, 12/31/30	12/14/23	—
Digicel Group Holdings Ltd., 0.00%, 12/31/30	12/14/23	—
Endo, Inc.	4/23/24	—
Escrow Appvion, Inc.	8/24/18	—
Escrow Basic Energy Services, Inc.	9/25/18	2
Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	110
Escrow Endo Dac/Endo Finance LCC/Endo Finco, Inc.	4/23/24	—
Escrow Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.	4/23/24	—
Escrow Endo, Inc.	4/23/24	—
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow Hertz (The) Corp.	7/1/21	—
Escrow High Ridge Brands Co.	12/18/20	—
Escrow Par Pharmaceutical, Inc.	4/23/24	—
Escrow Washington Mutual Bank	10/11/17	—
Intelsat S.A./Luxembourg	6/6/19-7/3/23	106
Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397
New Star Metals, Inc., 13.12%, 7/9/26	7/23/18-6/28/24	1,496
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	$2,265
Real Alloy Parent, Inc.	5/31/18	1,738
Specialty Steel Supply, Inc., 15.39%, 11/15/26	6/2/21	2,490
Sterling Entertainment Group LLC, 10.25%, 1/15/25	12/27/17	1,108
Superior Energy Services	9/19/17-2/1/21	52
Utex Industries, Inc.	12/3/20	108
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00	12/3/20	—

(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(11)	Value rounds to less than one thousand.
(12)	Principal Amount and Value rounds to less than one thousand.
(13)	Variable or floating rate security. Rate as of June 30, 2024 is disclosed.
(14)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date.
(15)	Restricted security.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of June 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate
NORTHERN FUNDS QUARTERLY REPORT  228 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Euro	275	United States Dollar	296	9/18/24	$1
Citibank	British Pound	53	United States Dollar	67	9/18/24	—*
JPMorgan Chase	British Pound	30	United States Dollar	38	9/18/24	—*
Subtotal Appreciation						1
Total						$1

*	Amount rounds to less than one thousand.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
U.S. Treasury Long Bond (United States Dollar)	(1)	$(118)	Short	9/24	$(1)
As of June 30, 2024, the Fund had the following centrally cleared credit default swap agreement outstanding:
Buy/Sell Protection	Implied Credit Spread	(Pay)/ Receive Fixed Rate	Reference Entity/Security	Currency	Notional Amount	Maturity Date	Market Value (000s)	Upfront Premiums Paid/ (Received) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell	0.0344%	5.00%(1)	Markit CDX N.A. High Yield Index Series 42(1)	USD	400,000	6/20/29	$26	$28	$(2)
Total								$28	$(2)

(1)	Payment frequency is quarterly.
As of June 30, 2024, the Fund had the following bilateral total return swap agreements outstanding:
COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	SOFR 3M + 0.00%, 5.35%(1)	IBOXX $ Liquid High Yield Index(2)	700,000	USD	3/20/25	$(1)	$(9)	$8
Morgan Stanley	SOFR 3M + 0.00%, 5.35%(1)	IBOXX $ Liquid High Yield Index(2)	1,400,000	USD	3/20/25	(3)	(18)	15
Morgan Stanley	SOFR 3M + 0.00%, 5.35%(1)	IBOXX $ Liquid High Yield Index(2)	1,400,000	USD	12/20/24	(2)	(18)	16
Total								$39

(1)	Payment frequency is quarterly.
(2)	Payment frequency is at maturity.
At June 30, 2024, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	98.8%
All other currencies less than 5%	0.4
Total Investments	99.2
Other Assets less Liabilities	0.8
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
FIXED INCOME FUNDS 229 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Assets
Convertible Bonds	$—	$511	$—	$511
Corporate Bonds:
Entertainment Content	—	997	1,064	2,061
Industrial Intermediate Products	—	2,048	1,525	3,573
Specialty Finance	—	6,354	57	6,411
Steel	—	1,635	2,490	4,125
All Other Industries(1)	—	121,995	—	121,995
Total Corporate Bonds	—	133,029	5,136	138,165
Foreign Issuer Bonds:
Telecommunications	—	1,558	5	1,563
All Other Industries(1)	—	13,985	—	13,985
Total Foreign Issuer Bonds	—	15,543	5	15,548
Term Loans:
Electrical Equipment	—	220	27	247
Household Products	—	—	49	49
Leisure Facilities & Services	—	201	74	275
Retail - Discretionary	—	284	41	325
Software	—	1,706	41	1,747
All Other Industries(1)	—	7,344	—	7,344
Total Term Loans	—	9,755	232	9,987
Common Stocks:
Building Products	35	—	—	35
Chemicals	—	83	2	85
Distributors	—	344	—	344
Gas Utilities	—	31	—	31
Life Sciences Tools & Services	57	—	—	57
Media	1	—	—	1
Metals & Mining	141	—	3,738	3,879
Professional Services	26	—	—	26
Specialized Real Estate Investment Trusts	213	—	—	213
Technology Hardware, Storage & Peripherals	14	—	—	14
All Other Industries(1)	—	—	245	245
Total Common Stocks	487	458	3,985	4,930
Master Limited Partnerships	33	—	—	33
Other	—	4	3	7
Warrants	1	—	—	1
Investment Companies	7,367	—	—	7,367
Total Investments	7,888	159,300	9,361	176,549
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$1	$—	$1
Bilateral Total Return Swaps	—	39	—	39
Liabilities
Futures Contracts	(1)	—	—	(1)
Centrally Cleared Interest Rate Swap Agreements	—	(2)	—	(2)
Total Other Financial Instruments	$(1)	$38	$—	$37

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  230 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/24 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 6/30/24 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/24 (000S)
Corporate Bonds
Entertainment Content	$1,082	$1	$—	$(19)	$—	$—	$—	$—	$1,064	$(19)
Industrial Intermediate Products	1,476	4	—	(4)	49	—	—	—	1,525	(4)
Specialty Finance	57	—	—	—	—	—	—	—	57	—
Steel	2,490	—	—	—	—	—	—	—	2,490	—
Foreign Issuer Bonds
Telecommunications	6	—*	3	(— )*	—	(4)	—	—	5	(— )*
Term Loans
Electrical Equipment	—	—	—	(— )*	—	—	27	—	27	(— )*
Household Products	—	—	—	—*	—	—	49	—	49	—*
Leisure Facilities & Services	—	—	—	(— )*	—	—	74	—	74	(— )*
Retail - Discretionary	—	—	—	(— )*	—	—	41	—	41	(— )*
Software	—	—	—	(— )*	—	—	41	—	41	(— )*
Common Stocks
Biotechnology & Pharmaceuticals	—	—	—	15	38	—	—	—	53	15
Chemicals	158	—	—	(73)	—	—	—	(83)	2	—
Construction Materials	9	—	—	—	—	—	—	—	9	—
Distributors	951	—	—	(606)	—	—	—	(345)	—	—
Energy Equipment & Services	—	—	—	1	—	—	3	—	4	1
Health Care Facilities & Services	—	—	—	(— )*	—*	—	—	—	—*	(— )*
Metals & Mining	3,774	—	—	(36)	—	—	—	—	3,738	(36)
Oil, Gas & Consumable Fuels	68	—	—	(13)	—	—	—	—	55	(13)
Pharmaceuticals	18	—	—	4	—	—	—	—	22	4
Specialty Finance	59	—	—	1	—	—	—	—	60	1
Wireless Telecommunication Services	32	—	—	10	—	—	—	—	42	10
Other	3	—	1	—	—	(1)	—	—	3	—
Warrants	15	—	—	(15)	—	—	—	—	—*	(15)
Total	$10,198	$5	$4	$(735)	$87	$(5)	$235	$(428)	$9,361	$(56)
* Amount rounds to less than a thousand.
Securities valued at $426 included in the Balance as of 6/30/24 above were valued using evaluated prices provided by a third party provider.  Securities valued at $8,935 included in the Balance as of 6/30/24 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
FIXED INCOME FUNDS 231 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	FAIR VALUE AT 06/30/24 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$5,079	Yield Analysis	Yield(2)	12.0 - 16.2% (14.5%)
	57	Recovery	Discount Rate(1)	0.0%
Common Stocks	$3,738	Discounted Cash Flow / Market Comparables	Discount Rate / EV / EBITDA Multiple(1)	14.3% / 4.8x
	61	Market Approachables	EV / EBITDA Multiple(1)	5.0 - 11.7x ( 11.5x)
Warrants	$—*	Black Scholes	Volatility(3)	30.0%

*	Amount rounds to less than a thousand.
(1)
The significant unobservable inputs that can be used in the fair value measurement are;  Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.

(2)
The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

(3)
Black-Scholes volatility, also known as implied volatility, is the value of the volatility of the underlying asset that makes the Black-Scholes model match the market price of an option. It is an estimate of the future variability for the asset underlying the option. It is calculated as the annualized standard deviation of the natural logarithms of periodic stock price changes over the option's expected term.

Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,277	$36,012	$35,922	$90	$7,367	$7,367,060
NORTHERN FUNDS QUARTERLY REPORT  232 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 5.9%
Auto Loan – 1.6%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$700	$697
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	945	949
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	1,080	1,083
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	338	338
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	410	406
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	320	318
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	250	250
		4,041
Credit Card – 4.2%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	1,900	1,856
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	2,100	2,063
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	5,000	4,989
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	1,300	1,286
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	180	181
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	236	236
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	420	419
		11,030
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.9%continued
Other – 0.1%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	$300	$301
Total Asset-Backed Securities
(Cost $15,478)		15,372

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.5%
Non Agency – 1.5%
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	4,090	4,013
Total Commercial Mortgage-Backed Securities
(Cost $4,136)		4,013

CORPORATE BONDS – 21.9%
Asset Management – 1.4%
Blackstone Private Credit Fund,
7.05%, 9/29/25	900	909
Blue Owl Credit Income Corp.,
5.50%, 3/21/25	1,200	1,194
Charles Schwab (The) Corp.,
5.88%, 8/24/26	1,000	1,011
FS KKR Capital Corp.,
3.40%, 1/15/26	500	476
		3,590
Automotive – 1.4%
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	260	251
General Motors Financial Co., Inc.,
4.00%, 10/6/26	950	920
Hyundai Capital America,
5.28%, 6/24/27 (1)	1,340	1,334
Nissan Motor Acceptance Co. LLC,
2.00%, 3/9/26 (1)	1,300	1,217
		3,722
Banking – 5.0%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (2)	1,000	927
(Variable, U.S. SOFR + 1.34%), 5.93%, 9/15/27 (2)	1,000	1,011
FIXED INCOME FUNDS 233 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Banking – 5.0%continued
(Variable, U.S. SOFR + 1.63%), 5.20%, 4/25/29 (2)	$1,610	$1,607
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (2)	30	27
Goldman Sachs Bank U.S.A.,
(Variable, U.S. SOFR + 0.75%), 5.41%, 5/21/27 (2)	840	839
JPMorgan Chase & Co.,
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (2)	60	56
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (2)	1,000	918
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (2)	1,710	1,668
KeyBank N.A.,
4.70%, 1/26/26	950	931
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR + 0.87%), 5.50%, 5/26/28 (2)	840	846
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (2)	635	650
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.33%), 5.81%, 9/9/26 (2)	500	498
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.46%), 4.26%, 7/28/26 (2)	1,000	984
Wells Fargo & Co.,
(Floating, U.S. SOFR + 1.32%), 6.68%, 4/25/26 (3)	700	705
(Variable, U.S. SOFR + 1.07%), 5.71%, 4/22/28 (2)	840	847
Wells Fargo Bank N.A.,
5.25%, 12/11/26	500	501
		13,015
Containers & Packaging – 0.4%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,152
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Electric Utilities – 1.5%
American Electric Power Co., Inc.,
1.00%, 11/1/25	$675	$634
Calpine Corp.,
4.50%, 2/15/28 (1)	300	285
DTE Energy Co.,
1.05%, 6/1/25	1,660	1,592
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	1,400	1,391
		3,902
Electrical Equipment – 0.3%
Otis Worldwide Corp.,
2.06%, 4/5/25	815	793
Entertainment Content – 0.1%
Take-Two Interactive Software, Inc.,
3.55%, 4/14/25	160	157
Food – 0.4%
General Mills, Inc.,
4.70%, 1/30/27	380	375
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
5.50%, 1/15/30	600	591
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	220	213
		1,179
Health Care Facilities & Services – 0.3%
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	460	451
Cigna Group (The),
1.25%, 3/15/26	242	226
		677
Home Construction – 0.1%
Forestar Group, Inc.,
5.00%, 3/1/28(1)	370	355
Household Products – 0.6%
Haleon UK Capital PLC,
3.13%, 3/24/25	1,500	1,473
Institutional Financial Services – 1.8%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	514
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31 (1)	1,108	1,136
NORTHERN FUNDS QUARTERLY REPORT  234 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Institutional Financial Services – 1.8%continued
Morgan Stanley,
3.88%, 1/27/26	$1,000	$978
State Street Corp.,
5.27%, 8/3/26	2,000	2,004
		4,632
Insurance – 0.7%
Corebridge Financial, Inc.,
3.50%, 4/4/25	300	295
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, 100% Cash, 10/15/25 (1) (4)	621	622
Principal Financial Group, Inc.,
3.10%, 11/15/26	1,000	952
		1,869
Leisure Facilities & Services – 0.1%
Hyatt Hotels Corp.,
5.75%, 1/30/27	400	404
Machinery – 0.4%
CNH Industrial Capital LLC,
3.95%, 5/23/25	460	453
Stanley Black & Decker, Inc.,
3.40%, 3/1/26	500	484
		937
Medical Equipment & Devices – 0.6%
Baxter International, Inc.,
2.60%, 8/15/26	500	472
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25	1,000	1,001
		1,473
Oil & Gas Supply Chain – 1.8%
Continental Resources, Inc.,
2.27%, 11/15/26 (1)	100	93
ONEOK, Inc.,
5.55%, 11/1/26	2,210	2,219
Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,088
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.69%, 8/1/24 (3) (5)	525	523
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Oil & Gas Supply Chain – 1.8%continued
Williams (The) Cos., Inc.,
5.40%, 3/2/26	$730	$729
		4,652
Real Estate Investment Trusts – 1.1%
American Tower Corp.,
2.40%, 3/15/25	945	922
1.30%, 9/15/25	940	893
Healthpeak OP LLC,
3.25%, 7/15/26	50	48
Simon Property Group L.P.,
3.25%, 11/30/26	1,000	955
		2,818
Retail - Consumer Staples – 0.0%
Dollar General Corp.,
4.15%, 11/1/25	100	98
Semiconductors – 0.0%
Intel Corp.,
4.88%, 2/10/26	65	65
Software – 0.4%
Oracle Corp.,
2.65%, 7/15/26	1,000	948
Specialty Finance – 1.9%
Ally Financial, Inc.,
5.80%, 5/1/25	1,000	999
American Express Co.,
4.90%, 2/13/26	500	497
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	1,035
Fiserv, Inc.,
3.20%, 7/1/26	200	192
Global Payments, Inc.,
1.20%, 3/1/26	190	177
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	1,001	1,012
Synchrony Financial,
4.88%, 6/13/25	870	861
7.25%, 2/2/33	225	223
		4,996
Steel – 0.1%
Nucor Corp.,
3.95%, 5/23/25	410	404
FIXED INCOME FUNDS 235 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Telecommunications – 0.9%
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	$1,700	$1,671
Verizon Communications, Inc.,
0.85%, 11/20/25	790	743
		2,414
Transportation & Logistics – 0.1%
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	242	238
Wholesale - Consumer Staples – 0.5%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	1,310	1,253
Total Corporate Bonds
(Cost $58,056)		57,216

FOREIGN ISSUER BONDS – 11.6%
Aerospace & Defense – 0.3%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	810	814
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. SOFR + 3.34%), 6.37%, 7/15/26(1) (2)	1,000	1,005
Banking – 6.4%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	250	250
Banco Bilbao Vizcaya Argentaria S.A.,
5.38%, 3/13/29	800	803
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 6.00%, 9/15/26 (3)	100	100
Bank of Nova Scotia (The),
4.50%, 12/16/25	300	295
Barclays PLC,
(Variable, U.S. SOFR + 1.49%), 5.67%, 3/12/28 (2)	1,280	1,282
BPCE S.A.,
1.00%, 1/20/26 (1)	490	458
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (2)	1,950	1,868
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.6% continued
Banking – 6.4%continued
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (1) (2)	$480	$483
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (2)	500	504
(Variable, U.S. SOFR + 1.06%), 5.60%, 5/17/28 (2)	840	843
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.58%), 6.97%, 1/5/28 (3)	1,690	1,715
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 7/19/25 (2)	1,450	1,446
National Australia Bank Ltd.,
4.75%, 12/10/25	860	855
2.50%, 7/12/26	750	712
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 3/1/28 (2)	840	841
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.96%), 6.34%, 6/6/25 (1) (3)	800	804
Royal Bank of Canada,
1.15%, 6/10/25	550	528
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 1/19/28 (1) (2)	1,000	987
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (1) (2)	900	906
Sumitomo Mitsui Financial Group, Inc.,
5.46%, 1/13/26	1,000	1,000
		16,680
Electric Utilities – 0.1%
Enel Finance International N.V.,
4.25%, 6/15/25(1)	400	395
NORTHERN FUNDS QUARTERLY REPORT  236 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.6% continued
Governmental Banks – 0.7%
Kreditanstalt fuer Wiederaufbau,
0.50%, 9/20/24	$1,860	$1,840
Industrial Support Services – 0.4%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	1,050	1,062
Leisure Facilities & Services – 0.3%
Flutter Treasury Designated Activity Co.,
6.38%, 4/29/29(1)	660	664
Local – 0.4%
Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	1,020	1,013
Sovereign Agencies – 0.4%
Kommunalbanken AS,
0.38%, 9/11/25(1)	1,100	1,041
Specialty Finance – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,070	1,008
goeasy Ltd.,
4.38%, 5/1/26 (1)	160	155
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (1)	1,300	1,322
		2,485
Supranationals – 1.1%
European Investment Bank,
0.38%, 7/24/24	3,000	2,990
Transportation & Logistics – 0.1%
Air Canada,
3.88%, 8/15/26(1)	320	304
Total Foreign Issuer Bonds
(Cost $30,560)		30,293

U.S. GOVERNMENT AGENCIES – 9.5% (6)
Fannie Mae – 3.1%
Pool #555649,
7.50%, 10/1/32	5	5
Pool #AD0915,
5.50%, 12/1/38	15	15
Pool #AI3471,
5.00%, 6/1/41	48	48
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 9.5% (6)continued
Fannie Mae – 3.1%continued
Pool #BA6574,
3.00%, 1/1/31	$425	$405
Pool #BC0266,
3.50%, 2/1/31	369	356
Pool #BC1465,
2.50%, 7/1/31	244	228
Pool #BE0514,
2.50%, 11/1/31	735	687
Pool #BM1239,
3.50%, 2/1/32	383	369
Pool #BM4485,
3.00%, 9/1/30	606	585
Pool #BM5017,
3.00%, 3/1/30	359	344
Pool #BM5525,
4.00%, 3/1/31	65	64
Pool #BM5708,
3.00%, 12/1/29	47	45
Pool #FM1534,
4.50%, 9/1/49	649	622
Pool #FM1773,
3.00%, 12/1/31	301	288
Pool #FM1849,
3.50%, 12/1/33	372	358
Pool #FM1852,
3.00%, 7/1/33	456	435
Pool #FM1897,
3.00%, 9/1/32	327	312
Pool #FM3308,
3.00%, 4/1/32	954	915
Pool #FS2701,
2.50%, 2/1/35	688	645
Pool #FS4618,
4.50%, 2/1/51	744	708
Pool #FS4653,
5.50%, 5/1/53	637	628
Pool #MA3090,
3.00%, 8/1/32	183	173
		8,235
Freddie Mac – 6.0%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	314	298
FIXED INCOME FUNDS 237 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 9.5% (6)continued
Freddie Mac – 6.0%continued
Pool #1B3617,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 11.10% Cap), 6.17%, 10/1/37(3)	$48	$49
Pool #RA8880,
5.50%, 4/1/53	818	809
Pool #SB0084,
3.00%, 2/1/32	1,055	1,011
Pool #SB0093,
2.50%, 12/1/31	2,205	2,059
Pool #SB0215,
3.00%, 2/1/32	364	349
Pool #SB0216,
3.00%, 12/1/32	730	693
Pool #SB0329,
3.00%, 9/1/32	828	791
Pool #SD1360,
5.50%, 7/1/52	837	828
Pool #SD1959,
6.50%, 12/1/52	727	740
Pool #SD2342,
5.00%, 12/1/44	860	851
Pool #SD2665,
6.00%, 4/1/53	796	804
Pool #SD2902,
5.50%, 5/1/53	630	621
Pool #SD2922,
5.00%, 5/1/53	935	905
Pool #SD2999,
5.50%, 6/1/53	940	929
Pool #SD3133,
5.00%, 6/1/53	760	740
Pool #SD3136,
5.50%, 6/1/53	755	749
Pool #SD3174,
5.50%, 6/1/53	755	748
Pool #ZA2807,
2.50%, 2/1/28	48	47
Pool #ZK9070,
3.00%, 11/1/32	376	354
Pool #ZS6689,
2.50%, 4/1/28	155	149
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 9.5% (6)continued
Freddie Mac – 6.0%continued
Pool #ZS8598,
3.00%, 2/1/31	$486	$461
Pool #ZS8675,
2.50%, 11/1/32	767	711
		15,696
Freddie Mac Gold – 0.3%
Pool #A92650,
5.50%, 6/1/40	29	29
Pool #E04360,
2.50%, 4/1/28	195	187
Pool #G18641,
3.00%, 4/1/32	139	132
Pool #G18647,
3.00%, 6/1/32	339	320
		668
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	354	317
Total U.S. Government Agencies
(Cost $26,264)		24,916

U.S. GOVERNMENT OBLIGATIONS – 45.8%
U.S. Treasury Notes – 45.8%
4.50%, 11/30/24	13,437	13,392
4.75%, 7/31/25	15,000	14,947
4.88%, 11/30/25	1,450	1,448
4.00%, 2/15/26	24,397	24,067
4.13%, 6/15/26	33,300	32,918
4.63%, 11/15/26	27,347	27,334
4.50%, 6/15/27	5,496	5,512
		119,618
Total U.S. Government Obligations
(Cost $119,912)		119,618

MUNICIPAL BONDS – 0.6%
Florida – 0.6%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,056
NORTHERN FUNDS QUARTERLY REPORT  238 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6%continued
Florida – 0.6%continued
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	$500	$475
		1,531
Total Municipal Bonds
(Cost $1,600)		1,531

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(7) (8)	8,744,471	$8,744
Total Investment Companies
(Cost $8,744)		8,744

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.15%, 10/3/24(9) (10)	$175	$173
Total Short-Term Investments
(Cost $173)		173

Total Investments – 100.3%
(Cost $264,923)		261,876
Liabilities less Other Assets – (0.3%)		(730)
NET ASSETS – 100.0%		$261,146

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2024, the value of these securities amounted to approximately
$24,091,000 or 9.2% of net assets.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2024.
(3)	Variable or floating rate security. Rate as of June 30, 2024 is disclosed.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2024 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	36	$7,352	Long	9/24	$21
Ultra 10-Year U.S. Treasury Note	40	4,541	Long	9/24	59
Total					$80
FIXED INCOME FUNDS 239 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	5.9%
Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	21.9%
Foreign Issuer Bonds	11.6%
U.S. Government Agencies	9.5%
U.S. Government Obligations	45.8%
Municipal Bonds	0.6%
Investment Companies	3.4%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$15,372	$—	$15,372
Commercial Mortgage-Backed Securities	—	4,013	—	4,013
Corporate Bonds(1)	—	57,216	—	57,216
Foreign Issuer Bonds(1)	—	30,293	—	30,293
U.S. Government Agencies(1)	—	24,916	—	24,916
U.S. Government Obligations	—	119,618	—	119,618
Municipal Bonds	—	1,531	—	1,531
Investment Companies	8,744	—	—	8,744
Short-Term Investments	—	173	—	173
Total Investments	$8,744	$253,132	$—	$261,876
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$80	$—	$—	$80

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,701	$30,664	$28,621	$53	$8,744	$8,744,471
NORTHERN FUNDS QUARTERLY REPORT  240 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.2%
Auto Loan – 0.8%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$6,100	$6,073
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	1,000	994
Ford Credit Auto Lease Trust, Series 2024-A, Class A4
5.05%, 6/15/27	1,000	996
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 9/15/26	1,884	1,883
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A
5.74%, 9/16/26	692	693
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	6,000	5,961
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	2,760	2,747
		19,347
Credit Card – 0.3%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	2,250	2,246
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	5,000	4,992
		7,238
Other – 0.1%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	1,120	1,112
Total Asset-Backed Securities
(Cost $27,802)		27,697

CORPORATE BONDS – 9.1%
Asset Management – 0.4%
FS KKR Capital Corp.,
1.65%, 10/12/24	10,000	9,872
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.1% continued
Automotive – 1.3%
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	$5,000	$4,999
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.62%), 5.98%, 10/15/24 (1)	2,000	2,001
5.40%, 5/8/27	5,000	4,997
Hyundai Capital America,
5.25%, 1/8/27 (2)	5,000	4,980
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (2)	4,500	4,452
Toyota Motor Credit Corp.,
4.80%, 1/5/26	5,000	4,975
5.00%, 3/19/27	5,000	5,000
		31,404
Banking – 3.3%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (3)	15,000	14,910
(Variable, U.S. SOFR + 1.58%), 4.38%, 4/27/28 (3)	7,000	6,832
Citibank N.A.,
5.49%, 12/4/26	5,000	5,027
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.69%), 2.01%, 1/25/26 (3)	10,000	9,786
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 6.15%, 9/22/27 (1)	11,400	11,419
(Variable, U.S. SOFR + 0.93%), 5.57%, 4/22/28 (3)	10,000	10,081
KeyBank N.A.,
4.70%, 1/26/26	1,250	1,225
Wells Fargo & Co.,
(Variable, CME Term SOFR 3M + 1.09%), 2.41%, 10/30/25 (3)	5,000	4,943
Wells Fargo Bank N.A.,
5.25%, 12/11/26	16,775	16,792
		81,015
Biotechnology & Pharmaceuticals – 0.0%
Bristol-Myers Squibb Co.,
4.90%, 2/22/27	170	170
Consumer Services – 0.3%
Yale University,
0.87%, 4/15/25	7,633	7,353
FIXED INCOME FUNDS 241 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.1% continued
Electric Utilities – 0.7%
Black Hills Corp.,
1.04%, 8/23/24	$5,700	$5,658
NextEra Energy Capital Holdings, Inc.,
5.75%, 9/1/25	10,000	10,022
		15,680
Food – 0.1%
General Mills, Inc.,
4.70%, 1/30/27	1,666	1,645
Institutional Financial Services – 0.4%
Goldman Sachs Group (The), Inc.,
3.50%, 11/16/26	10,000	9,598
Insurance – 1.0%
Corebridge Financial, Inc.,
3.50%, 4/4/25	10,000	9,834
Metropolitan Life Global Funding I,
(Floating, U.S. SOFR + 0.30%), 5.69%, 9/27/24 (1) (2)	5,000	5,001
New York Life Global Funding,
(Floating, U.S. SOFR + 0.48%), 5.86%, 6/9/26 (1) (2)	10,000	10,000
		24,835
Machinery – 0.2%
John Deere Capital Corp.,
4.50%, 1/8/27	5,000	4,950
Retail - Discretionary – 0.2%
Home Depot (The), Inc.,
4.95%, 9/30/26	4,515	4,509
Semiconductors – 0.2%
Intel Corp.,
4.88%, 2/10/26	5,795	5,760
Specialty Finance – 1.0%
Air Lease Corp.,
0.80%, 8/18/24	10,000	9,934
Global Payments, Inc.,
1.50%, 11/15/24	3,450	3,398
Synchrony Financial,
4.88%, 6/13/25	10,000	9,899
		23,231
Total Corporate Bonds
(Cost $220,679)		220,022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 11.9%
Asset Management – 0.3%
UBS A.G.,
5.00%, 7/9/27	$6,458	$6,405
Banking – 10.3%
Banco Santander S.A.,
5.15%, 8/18/25	5,000	4,961
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 6.00%, 9/15/26 (1)	14,600	14,594
5.27%, 12/11/26	5,000	4,992
Bank of Nova Scotia (The),
(Floating, U.S. SOFR + 0.61%), 5.99%, 9/15/26 (1)	14,770	14,760
5.35%, 12/7/26	5,000	5,006
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 5.78%, 2/4/25 (1) (2)	18,000	18,001
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 5.75%, 7/7/25 (1) (2)	5,000	5,003
2.55%, 3/14/27 (2)	5,000	4,696
Cooperatieve Rabobank U.A.,
5.50%, 7/18/25	10,000	10,014
4.85%, 1/9/26	4,200	4,176
DBS Group Holdings Ltd.,
1.17%, 11/22/24 (2)	15,000	14,748
(Floating, U.S. SOFR Compounded Index + 0.30%), 5.67%, 11/22/24 (1) (2)	5,000	5,000
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 6.59%, 11/16/27 (1)	7,500	7,532
Federation des Caisses Desjardins du Quebec,
4.40%, 8/23/25 (2)	5,000	4,939
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 6.39%, 4/1/27 (1)	23,800	23,871
Macquarie Bank Ltd.,
5.39%, 12/7/26 (2)	5,000	5,012
NORTHERN FUNDS QUARTERLY REPORT  242 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.9% continued
Banking – 10.3%continued
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 6.07%, 10/14/25 (1) (2)	$15,740	$15,746
Mizuho Financial Group, Inc.,
(Floating, U.S. SOFR + 0.96%), 6.33%, 5/22/26 (1)	10,000	10,042
National Australia Bank Ltd.,
3.91%, 6/9/27	8,400	8,156
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 6.66%, 2/16/28 (1) (2)	9,300	9,361
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 6.15%, 9/29/26 (1) (2)	7,800	7,772
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.59%), 5.96%, 11/2/26 (1)	10,000	10,049
4.24%, 8/3/27	7,000	6,811
Sumitomo Mitsui Financial Group, Inc.,
5.46%, 1/13/26	10,000	9,999
(Floating, U.S. SOFR + 0.88%), 6.24%, 1/14/27 (1)	9,880	9,955
Toronto-Dominion Bank (The),
5.10%, 1/9/26	5,000	4,982
4.98%, 4/5/27	10,000	9,947
		250,125
Institutional Financial Services – 0.4%
Nomura Holdings, Inc.,
5.71%, 1/9/26	10,000	10,006
Specialty Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27	10,000	10,228
Transportation Equipment – 0.5%
Daimler Truck Finance North America LLC,
1.63%, 12/13/24 (2)	5,350	5,256
(Floating, U.S. SOFR + 0.75%), 6.13%, 12/13/24 (1) (2)	5,000	5,011
		10,267
Total Foreign Issuer Bonds
(Cost $287,239)		287,031

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 0.8%
U.S. Treasury Notes – 0.8%
4.75%, 7/31/25	$20,000	$19,929
Total U.S. Government Obligations
(Cost $19,947)		19,929

MUNICIPAL BONDS – 64.0%
Alabama – 2.9%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding GARVEE Bonds, Series B, Escrowed to Maturity,
5.00%, 9/1/25	7,425	7,574
Baldwin County Board of Education School Warrants Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/24(4)	6,335	6,374
Birmingham Waterworks Board Water Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/25(4)	2,000	2,015
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 5.02%, 6/1/27(1) (5)	20,000	20,216
Black Belt Energy Gas District Revenue Bonds, Gas Project No. 7-S,
4.00%, 12/1/24	3,000	2,999
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 4.23%, 12/1/26(1) (5)	29,000	28,594
Muscle Shoals Utilities Board Water & Sewer Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/24(4)	1,450	1,459
		69,231
Arizona – 1.3%
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health Services, Unrefunded Balance,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 4.13%, 11/4/26(1) (5)	7,635	7,558
FIXED INCOME FUNDS 243 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Arizona – 1.3%continued
Arizona State Health Facilities Authority Variable Revenue Refunding Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 4.13%, 11/4/25(1) (4)	$1,495	$1,496
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 2/1/26	2,500	2,566
Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),
5.00%, 7/1/25	2,500	2,538
Arizona State Transportation Board Revenue GARVEE Bonds GANS, Series A,
5.00%, 7/1/25	1,055	1,073
Glendale Water & Sewer Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	1,225	1,246
Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 4.45%, 10/18/24(1) (5)	7,210	7,206
Maricopa County Litchfield Elementary School District No. 79 G.O. Unlimited Bonds, Series A, Project of 2023,
5.00%, 7/1/26	1,830	1,891
Maricopa County Unified School District No. 4 G.O. Unlimited Bonds, Series E, Mesa Project of 2018,
5.00%, 7/1/26	1,050	1,087
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	1,750	1,752
Pima County Unified School District No. 1 Tucson G.O. Unlimited Bonds, Series A, Project of 2023 (AGM Insured),
5.00%, 7/1/25	1,100	1,118
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Arizona – 1.3%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/27	$2,130	$2,226
		31,757
California – 3.3%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 4.18%, 4/1/27(1) (5)	8,500	8,369
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 4.33%, 4/1/26(1) (5)	8,750	8,705
California State G.O. Unlimited Refunding Bonds, Bidding Group A,
5.00%, 9/1/25	23,650	24,173
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(5) (6)	4,000	4,009
California State Public Works Board Lease Revenue Bonds, Various Capital Projects, Series D,
4.00%, 11/1/24	3,020	3,026
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/25	420	425
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.00%, 5/15/25	1,890	1,912
Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/25	4,000	4,072
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/49(5) (6)	7,000	7,000
NORTHERN FUNDS QUARTERLY REPORT  244 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
California – 3.3%continued
Oakland Unified School District Alameda County Election of 2020 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 8/1/26	$325	$337
Orange County Transportation Authority Revenue BANS, I-405 Improvement Project, Escrowed to Maturity,
5.00%, 10/15/24	10,000	10,047
Sacramento City Unified School District G.O. Unlimited Bonds, Measure H, Election of 2020 (BAM Insured),
5.00%, 8/1/24	3,000	3,004
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/24	1,000	1,000
University Of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/25	4,000	4,060
Vernon Electric System Revenue Bonds, Series A,
5.00%, 10/1/24	1,100	1,102
		81,241
Colorado – 2.5%
Colorado State COPS, Series A,
5.00%, 12/15/25	1,350	1,385
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 4.43%, 8/17/26(1) (5)	22,100	21,988
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/25	9,000	9,216
Denver City & County Airport Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/24	2,300	2,312
5.00%, 11/15/25	3,160	3,231
5.00%, 11/15/26	15,560	16,181
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Colorado – 2.5%continued
E-470 Public Highway Authority Variable Revenue Refunding Bonds, Series B,
(Floating, U.S. SOFR + 0.35%), 3.97%, 9/1/24(1) (5)	$5,880	$5,878
		60,191
Connecticut – 2.6%
Connecticut State Forward Delivery G.O. Unlimited Bonds, Social Bonds,
5.00%, 7/15/24	1,525	1,526
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 1/15/26	4,100	4,213
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	12,175	12,558
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 11/15/25	1,215	1,245
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A,
2.80%, 2/10/26(5) (6)	5,000	4,929
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series B, Yale New Haven,
1.80%, 7/1/49(5) (6)	4,000	4,000
Connecticut State HFA Mortgage Finance Program Revenue Refunding Bonds (AMT), Series E-5, Social Bond,
5.00%, 11/15/24	2,335	2,343
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/24	700	702
Connecticut State Special Tax Obligation Revenue Bonds, Series D,
5.00%, 11/1/24	2,475	2,488
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B,
5.00%, 1/1/25	15,000	15,121
Connecticut State Sustainability G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/26	2,715	2,796
FIXED INCOME FUNDS 245 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Connecticut – 2.6%continued
Connecticut State Sustainable G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/15/25	$1,480	$1,507
Madison G.O. Unlimited BANS,
4.00%, 12/19/24	7,455	7,472
University of Connecticut Revenue Refunding Bonds, Series A,
5.00%, 11/15/25	2,280	2,335
		63,235
District of Columbia – 0.7%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/24	3,740	3,765
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/24	2,000	2,005
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series B,
5.00%, 10/1/25	1,400	1,431
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/24	10,000	10,026
		17,227
Florida – 2.5%
Broward County School Board Refunding COPS, Series B,
5.00%, 7/1/25	2,500	2,540
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	5,000	5,165
Cape Coral G.O. Unlimited Bonds,
4.00%, 3/1/25	810	813
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/25	3,000	3,050
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	3,000	3,051
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Florida – 2.5%continued
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	$2,000	$2,031
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/25	1,870	1,899
Florida State Department of Transportation Financing Corp. Revenue Bonds,
5.00%, 7/1/25	4,945	5,032
Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,
5.00%, 10/1/25	1,500	1,525
Hillsborough County Aviation Authority Tampa International Airport Revenue Bonds, Series B,
5.00%, 10/1/25	1,615	1,649
Hillsborough County Capital Improvement Non-Ad Valorem Revenue Bonds,
5.00%, 8/1/25	2,700	2,751
Miami Special Obligation Revenue Bonds, Series A, New Administrative Building,
5.00%, 3/1/25	360	364
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/24	7,000	7,000
Miami-Dade County HFA MFH Revenue Variable Revenue Bonds, Quail Roost Transit Village I (HUD Sector 8 Program),
5.00%, 9/1/25(5) (6)	2,500	2,523
Miami-Dade County Special Obligation Capital Asset Acquisition Revenue Bonds,
5.00%, 4/1/25	2,030	2,054
Miami-Dade County Transit Sales Surtax Revenue Refunding Bonds,
5.00%, 7/1/26	8,955	9,251
NORTHERN FUNDS QUARTERLY REPORT  246 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Florida – 2.5%continued
Orlando Utilities Commission Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	$3,000	$3,062
Palm Beach County Public Improvement Revenue Refunding Bonds, Series A,
5.00%, 11/1/25	1,000	1,005
Sarasota County School Board COPS, Master Lease Program,
5.00%, 7/1/26	1,375	1,421
Seminole County Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/24	4,000	4,014
		60,200
Georgia – 0.3%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/25	775	794
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/25	1,575	1,614
Georgia State G.O. Unlimited Bonds, Series A, Group 1,
5.00%, 8/1/25	4,000	4,076
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/1/25	700	706
Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer,
3.88%, 3/6/26(5) (6)	1,000	1,003
		8,193
Hawaii – 0.4%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/27	6,895	7,080
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/25	2,785	2,807
		9,887
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Idaho – 0.1%
Idaho State Health Facilities Authority Revenue Refunding Bonds, Series D, Trinity Health,
5.00%, 12/1/24	$1,520	$1,528
Illinois – 1.5%
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/26	3,500	3,559
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 1/1/25	1,000	1,005
Chicago Park District G.O. Limited Refunding Bonds, Series C,
5.00%, 1/1/26	2,000	2,042
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/25	1,850	1,895
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 4.98%, 9/1/25(1) (5)	9,705	9,694
Illinois State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/24	1,020	1,024
3.25%, 11/1/26	6,855	6,725
5.00%, 11/1/26	5,370	5,543
Illinois State Housing Development Authority Sustainable Revenue Bonds, Series N (GNMA, FNMA, FHLMC Insured),
3.70%, 10/1/25	800	802
3.80%, 10/1/26	600	603
Metropolitan Water Reclamation District of Greater Chicago G.O. Limited Refunding Bonds, Series C,
5.00%, 12/1/24	2,210	2,223
Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/25	1,000	1,023
		36,138
FIXED INCOME FUNDS 247 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Indiana – 1.0%
Brownsburg 1999 School Building Corp. Revenue BANS, Series B (State Intercept Program),
5.00%, 6/1/25	$3,100	$3,113
Decatur Township Multi-School Building Corp. First Mortgage Multipurpose Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/25	1,545	1,569
Hamilton Southeastern Schools G.O Limited Bonds (State Intercept Program),
5.00%, 12/31/24	4,700	4,731
Hamilton Southeastern Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 6/30/25	540	548
Indiana Finance Authority Wastewater Utility First Lien Revenue Refunding Bonds, CWA Authority Project,
5.00%, 10/1/25	1,075	1,097
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, Indiana University Health,
5.00%, 12/1/24	1,420	1,427
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/25	1,025	1,034
5.00%, 2/1/26	1,765	1,812
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.28%, 3/1/27(1) (5)	6,635	6,541
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series A,
5.00%, 6/1/25	1,875	1,904
Westfield Washington Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 7/15/25	250	253
		24,029
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Iowa – 0.1%
Cedar Rapids G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	$1,715	$1,742
Kansas – 1.5%
Maize G.O. Unlimited Bonds, Series A,
0.45%, 9/1/24	3,520	3,491
Olathe Temporary Notes, Series A,
8/1/25(7)	30,000	30,435
Topeka G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/15/25	1,925	1,938
		35,864
Kentucky – 0.1%
University of Kentucky General Receipts Revenue Refunding Bonds, Series A,
3.00%, 4/1/26	2,105	2,086
Louisiana – 0.6%
Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,
(Floating, U.S. SOFR + 0.50%), 4.28%, 5/1/26(1) (5)	12,170	12,107
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/25	3,000	3,050
		15,157
Maine – 0.1%
Maine State Municipal Bond Bank Revenue Bonds, Series B,
5.00%, 11/1/24	1,125	1,131
South Portland G.O. Limited Refunding Bonds,
4.00%, 7/15/24	900	900
		2,031
Maryland – 0.5%
Maryland Stadium Authority Built to Learn Revenue Bonds,
5.00%, 6/1/26	2,180	2,251
NORTHERN FUNDS QUARTERLY REPORT  248 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Maryland – 0.5%continued
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Series B,
0.40%, 9/1/24	$1,100	$1,091
Maryland State G.O. Refunding Unlimited Bonds, Series B,
5.00%, 8/1/25	2,085	2,124
Maryland State Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Projects,
5.00%, 7/1/25	1,220	1,242
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	4,500	4,586
University System of Maryland Auxilary Facility & Tuition Revenue Bonds, Series A,
5.00%, 4/1/25	600	607
		11,901
Massachusetts – 0.7%
Quincy BANS,
5.00%, 7/25/25	16,000	16,233
Michigan – 1.9%
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 4.63%, 4/15/27(1) (5)	15,000	15,000
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.35%, 4/1/26	655	646
Michigan State Revenue Refunding GARVEE Bonds GANS,
5.00%, 3/15/27	4,435	4,645
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds, Facility for Rare Isotope Beam,
5.00%, 12/1/26	3,090	3,212
South Lyon Community Schools G.O. Unlimited Bonds, Series II,
4.00%, 5/1/25	1,800	1,810
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Michigan – 1.9%continued
Wayne County Airport Authority Revenue Refunding Bonds (AMT),
4.00%, 12/1/24(2)	$11,730	$11,729
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/26	9,125	9,480
		46,522
Minnesota – 2.5%
Hennepin County G.O. Unlimited Bonds, Series C,
5.00%, 12/15/25	4,405	4,515
Lakeville Independent School District No. 194 G.O. Unlimited Refunding Bonds, Series C (School District Credit Program),
5.00%, 2/1/25	3,745	3,781
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 4.62%, 12/1/27(1) (5)	40,000	39,980
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	5,000	5,094
Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,
4.38%, 4/1/25	7,000	7,001
		60,371
Mississippi – 0.2%
Mississippi State Development Bank Special Obligation Revenue Bonds, Canton Public School District (AGM Insured), Prerefunded,
5.00%, 12/1/25(4)	1,530	1,569
Mississippi State Development Bank Special Obligations Revenue Refunding Bonds, Series A, Harrison County Highway,
5.00%, 1/1/25	3,000	3,021
		4,590
FIXED INCOME FUNDS 249 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Missouri – 0.9%
Missouri State Highways & Transportation Commission State Road Revenue Bonds, Mega Project (State Appropriation Insured),
5.00%, 5/1/26	$20,000	$20,674
Ritenour School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/26	575	591
		21,265
Nebraska – 0.3%
Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/15/24	6,590	6,639
Nevada – 1.7%
Clark County Airport Revenue Refunding Bonds (AMT), Jet Aviation Fuel Tax,
5.00%, 7/1/24	1,500	1,500
5.00%, 7/1/25	2,550	2,584
Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/24	2,000	2,000
Clark County School District Building G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/25	6,345	6,437
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	1,040	1,072
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/26	1,075	1,091
Nevada State G.O. Limited Refunding Bonds, Series A,
5.00%, 11/1/25	27,355	27,749
		42,433
New Hampshire – 0.1%
New Hampshire State HFA Multi-Family Revenue Bonds, Series 3 (FHA Insured),
3.80%, 7/1/26	1,000	1,007
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
New Hampshire – 0.1%continued
New Hampshire State Housing Finance Authority Multifamily Revenue Bonds, Series 4 (FHA Insured),
3.63%, 4/1/26	$1,000	$1,005
		2,012
New Jersey – 3.4%
Clifton General Improvement G.O. Unlimited Refunding Bonds (BAM Insured),
3.00%, 8/15/24	500	499
Essex County G.O. Unlimited Bonds, Series A and C,
2.00%, 8/15/24	2,280	2,272
Essex County Improvement Authority Revenue Notes, Family Court Building Project (County Gtd.),
5.00%, 6/18/25	20,000	20,267
Fair Lawn G.O. Unlimited Bonds,
2.00%, 9/1/24	1,980	1,971
Jersey City Redevelopment Agency Revenue Bonds, Bayfront Redevelopment Project (Municipal Government Gtd.),
4.00%, 12/15/24	5,350	5,357
Mercer County G.O. Unlimited Bonds,
3.00%, 2/15/26	2,830	2,800
Monmouth County G.O. Unlimited BANS,
5.00%, 6/3/25	10,000	10,137
Monmouth County Improvement Authority Revenue Bonds,
5.00%, 12/1/25	725	743
5.00%, 12/1/26	1,350	1,409
New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,
5.25%, 6/15/25(4)	5,000	5,095
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	5,000	5,180
New Jersey State Educational Facilities Authority Revenue Bonds, Higher Education Equipment Lease,
5.00%, 9/1/25	1,655	1,684
NORTHERN FUNDS QUARTERLY REPORT  250 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
New Jersey – 3.4%continued
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/25	$8,625	$8,755
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A,
5.00%, 6/15/25	4,655	4,717
Waldwick New Jersey District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 7/15/24	595	594
Woolwich Township G.O. Unlimited BANS,
4.50%, 5/21/25	10,000	10,079
		81,559
New Mexico – 0.6%
New Mexico Finance Authority Senior Lien Revenue Bonds, Series A,
5.00%, 6/1/25	5,200	5,282
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/26	6,140	6,318
5.00%, 3/1/26	1,175	1,209
New Mexico State Severance Tax Revenue Bonds, Series A,
5.00%, 7/1/26	2,505	2,593
		15,402
New York – 5.4%
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 4.33%, 9/1/25(1) (5)	11,500	11,450
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 4.05%, 11/1/26(1)	960	957
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 4.27%, 4/1/26(1) (5)	40,000	39,763
Monroe County G.O. Limited Bonds,
5.00%, 6/1/25	3,360	3,418
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
New York – 5.4%continued
New York City Transitional Finance Authority Future Tax Subordinate Revenue Refunding Bonds, Series C,
5.00%, 11/1/26	$3,580	$3,627
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	5,000	5,184
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	2,500	2,592
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	12,500	12,728
5.00%, 8/1/26	1,890	1,959
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/26	15,000	15,459
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Series A (AGM Insured),
4.00%, 10/1/25	4,165	4,204
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/24	11,000	11,064
5.00%, 11/15/25	3,500	3,587
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,
(Floating, U.S. SOFR + 1.05%), 4.67%, 4/1/26(1)	15,560	15,599
		131,591
North Carolina – 3.0%
Charlotte Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/24	4,000	4,000
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/25	750	763
FIXED INCOME FUNDS 251 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
North Carolina – 3.0%continued
North Carolina State Limited Obligation Revenue Bonds, Series B, Build NC Programs,
5.00%, 5/1/26	$3,520	$3,633
University of North Carolina at Chapel Hill Revenue Bonds, Series B,
(Floating, U.S. SOFR + 0.65%), 4.27%, 6/1/25(1) (5)	30,000	30,015
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019A, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 4.27%, 6/1/25(1) (5)	11,500	11,506
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019B, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 4.27%, 6/1/25(1) (5)	23,925	23,937
		73,854
Ohio – 1.2%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Prairie State Energy Campus Project,
5.00%, 2/15/25	615	620
5.00%, 2/15/26	3,000	3,070
Cincinnati G.O. Unlimited Bonds, Series A,
5.00%, 12/1/24	4,000	4,026
Cleveland G.O. Limited refunding Bonds, Series A,
5.00%, 12/1/25	3,555	3,646
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 7/1/24	3,500	3,500
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, HUD Sector 8 Program),
4.75%, 12/1/25(5) (6)	2,000	2,012
Northeast Ohio Regional Sewer District Revenue Refunding Bonds, Prerefunded,
5.00%, 11/15/24(4)	8,265	8,307
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Ohio – 1.2%continued
Ohio State G.O. Unlimited Bonds, Series Y,
5.00%, 5/1/26	$1,000	$1,033
Ohio State Mental Health Capital Facilities Revenue Bonds, Mental Health Facilities Improvement,
5.00%, 2/1/25	2,000	2,019
		28,233
Oregon – 0.3%
Oregon State Department of Transportation Highway User Tax Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 11/15/24(4)	5,500	5,529
Polk County School District No. 2 Dallas G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/25	265	269
Port of Portland Airport Revenue Bonds, Series 28 (AMT),
5.00%, 7/1/25	2,500	2,533
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/24	125	125
5.00%, 7/1/25	125	126
		8,582
Pennsylvania – 4.4%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 4.07%, 8/1/27(1) (5)	5,000	4,930
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 4.58%, 5/15/27(1) (5)	40,000	39,897
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 3.97%, 11/1/25(1) (5)	1,540	1,522
NORTHERN FUNDS QUARTERLY REPORT  252 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Pennsylvania – 4.4%continued
(Floating, U.S. SOFR + 0.35%), 3.97%, 11/1/25(1) (5)	$1,625	$1,606
(Floating, U.S. SOFR + 0.35%), 3.97%, 11/1/25(1) (5)	1,250	1,236
Centre County Hospital Authority Revenue Refunding Bonds, Mount Nittany Medical Center Project, Prerefunded,
5.00%, 11/15/25(4)	6,250	6,385
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 4.28%, 3/1/26(1) (5)	7,000	6,921
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 4.11%, 3/1/27(1) (5)	11,000	10,926
Montgomery County IDA Health System Revenue Refunding Bonds, Albert Einstein Healthcare, Prerefunded,
5.25%, 1/15/25(4)	5,215	5,266
Pennsylvania State G.O. Unlimited Bonds,
5.00%, 10/1/24	6,010	6,031
Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.85%), 2.98%, 7/15/26(1) (5)	2,500	2,501
Philadelphia Airport Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 7/1/24	1,200	1,200
Philadelphia School District G.O. Limited Bonds, Series A (State Aid Withholding),
5.00%, 9/1/24	630	631
Philadelphia School District G.O. Limited Bonds, Series B, Green Bonds (State Aid Withholding),
5.00%, 9/1/24	600	601
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Pennsylvania – 4.4%continued
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 9/1/25	$2,000	$2,041
University of Pittsburgh - of The Commonwealth System of Higher Education Revenue Refunding Bonds,
4.00%, 4/15/26	14,110	14,294
		105,988
Puerto Rico – 0.2%
Puerto Rico HFA Multifamily Collateralized Variable Revenue Bonds, Mirador Las Casas Project (HUD Sector 8 Program),
5.00%, 3/1/26(5) (6)	4,250	4,342
South Carolina – 1.3%
Charleston County School District G.O. Unlimited BANS, Sales Tax Projects (SCSDE Insured),
4.75%, 5/8/25	16,020	16,169
Clover School District No. 2 G.O. Unlimited BANS (SCSDE Insured),
5.00%, 10/3/24	10,000	10,033
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	3,125	3,195
Greenwood School District No. 50 G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/25	2,005	2,026
Lancaster County School Public Facilities Corp. Installment Purchase Revenue Bonds, Lancaster County Project,
5.00%, 6/1/25	400	406
5.00%, 6/1/26	375	387
		32,216
Tennessee – 1.3%
Johnson City Health & Educational Facilities Board Multifamily Variable Revenue Bonds, Tapestry At Roan Hill (Housing & Urban Development Sector 8 Program),
3.60%, 12/1/26(5) (6)	3,000	2,946
FIXED INCOME FUNDS 253 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Tennessee – 1.3%continued
Knox County Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Westview Towers Project (HUD Sector 8 Program),
3.95%, 12/1/25(5) (6)	$3,500	$3,501
Knoxville G.O. Unlimited Refunding Bonds,
5.00%, 5/1/25	7,235	7,337
Metropolitan Government Nashville & Davidson County Electric Revenue Bonds, Series A,
5.00%, 5/15/26	1,000	1,034
Metropolitan Government Nashville & Davidson County Electric Revenue Refunding Bonds, Series B,
5.00%, 5/15/26	2,200	2,274
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/25	1,200	1,213
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/26	12,680	13,103
		31,408
Texas – 6.3%
Aldine Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,450	1,514
Alvarado Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
2.75%, 8/15/25(5) (6)	2,000	1,975
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/25	3,225	3,290
Austin Independent School District G.O. Unlimited Bonds,
5.00%, 8/1/25	5,000	5,093
Austin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/1/24	1,750	1,752
Austin Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), Prerefunded,
5.00%, 8/1/25(4)	2,035	2,073
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Texas – 6.3%continued
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/25	$1,000	$1,024
Collin County Community College District G.O. Limited Bonds, Series A,
5.00%, 8/15/25	1,760	1,793
Collin County Permanent Improvement G.O. Limited Bonds,
5.00%, 2/15/26	2,315	2,380
5.00%, 2/15/26	1,030	1,059
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/24	1,000	1,005
Dallas Hotel Occupancy Tax Revenue Refunding Bonds,
5.00%, 8/15/24	1,500	1,502
Dallas Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/26	4,000	4,113
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), Prerefunded,
5.00%, 2/15/25(4)	7,500	7,575
Denton County Tax Notes G.O. Limited Bonds,
5.00%, 9/30/24	3,915	3,929
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series E (PSF, Gtd.),
5.00%, 2/15/25	2,215	2,236
Fort Worth Water & Sewer System Revenue Refunding Bonds,
4.00%, 2/15/27	4,455	4,529
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine,
5.00%, 11/15/24	3,200	3,214
Harris County Flood Control District G.O. Limited Bonds, Series A,
5.00%, 10/1/25	1,500	1,533
Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,
5.00%, 10/1/25	375	383
NORTHERN FUNDS QUARTERLY REPORT  254 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Texas – 6.3%continued
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/25	$1,825	$1,863
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/25	850	859
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,
5.00%, 9/1/24	2,315	2,319
Houston Independent School District Public Facility Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/25	1,880	1,920
Irving Waterworks & Sewer Revenue Refunding Bonds,
5.00%, 8/15/26	1,585	1,638
Lake Travis Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/25	9,575	9,664
Lubbock Electric Light & Power System Revenue Refunding Bonds,
5.00%, 4/15/25	375	379
5.00%, 4/15/26	675	694
Mission Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/25	1,215	1,226
North Texas State Municipal District Water System Revenue Refunding & Improvement Bonds,
5.00%, 9/1/26	5,000	5,005
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,000	4,101
Pasadena Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/26	1,000	1,027
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/26	7,440	7,706
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Texas – 6.3%continued
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.87%), 4.75%, 12/1/25(1) (5)	$10,000	$9,987
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/27	4,745	4,956
San Antonio G.O. Limited Bonds,
5.00%, 2/1/25	10,000	10,098
San Antonio Housing Trust Public Facility Corp. MFH Variable Revenue Bonds, Country Club Village,
4.00%, 8/1/25(5) (6)	1,500	1,501
San Antonio Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 8/15/26	1,590	1,648
Sinton Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/25	1,000	1,018
Texas State A & M Permanent University Fund Revenue Refunding Bonds, Series A, Board of Regents,
5.00%, 7/1/24	2,000	2,000
Texas State Affordable Housing Corp. Multifamily Housing Variable Revenue Bonds, Norman Commons,
3.63%, 1/1/27(5) (6)	3,400	3,353
Texas State G.O. Unlimited Bonds (AMT),
6.00%, 8/1/24	1,420	1,422
Texas State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	5,040	5,136
Texas State G.O. Unlimited Refunding Bonds, Series B-1,
5.00%, 8/1/25	2,000	2,038
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/26	3,865	4,005
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/25	2,695	2,744
FIXED INCOME FUNDS 255 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Texas – 6.3%continued
Williamson County G.O. Unlimited Bonds, Prerefunded,
4.00%, 2/15/25(4)	$11,765	$11,809
		152,088
Utah – 0.1%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/24	1,000	1,000
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/24	2,000	2,000
		3,000
Virginia – 0.5%
Alexandria G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/15/24	6,525	6,572
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/24	4,400	4,429
Spotsylvania County Water & Sewer System Revenue Refunding Bonds,
5.00%, 6/1/26	1,000	1,015
		12,016
Washington – 4.8%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 4.08%, 11/1/26(1) (5)	24,000	23,769
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Revenue Refunding Bonds, Series S-1, Green Bond,
5.00%, 11/1/24	8,000	8,042
Chelan County Public Utility District No. 1 Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	1,000	1,018
Clark County School District No. 114 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/25	2,750	2,817
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Washington – 4.8%continued
FYI Properties Lease Revenue Refunding Bonds, Sustainable Bonds,
5.00%, 6/1/25	$3,000	$3,042
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/26(4)	2,335	2,396
King & Pierce County School District No. 408 Auburn G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/25	1,350	1,383
King County G.O. Limited Refunding Bonds, Series B,
5.00%, 12/1/26	6,730	7,020
King County School District No. 400 Mercer Island G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,750	1,825
King County School District No. 401 Highline G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 12/1/25	2,700	2,764
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 4.13%, 11/1/26(1) (5)	7,520	7,349
Washington State G.O. Unlimited Bonds, Series B, Bid Group 1,
5.00%, 2/1/25	3,300	3,332
Washington State G.O. Unlimited Refunding Bonds, Series R 2022-C, Bid Group 1,
5.00%, 7/1/25	7,000	7,118
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	2,125	2,157
Washington State G.O. Unlimited Refunding Bonds, Series R-2022D, Group 1,
5.00%, 7/1/25	2,265	2,303
NORTHERN FUNDS QUARTERLY REPORT  256 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Washington – 4.8%continued
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	$9,465	$9,808
Washington State G.O. Unlimited Refunding Bonds, Series R-2024A,
5.00%, 2/1/27	4,325	4,526
Washington State G.O. Unlimited Refunding Bonds, Series R-2024C,
5.00%, 8/1/26	15,720	16,312
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015,
5.00%, 7/1/25	10,000	10,036
		117,017
West Virginia – 0.0%
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series D,
3.50%, 5/1/26	500	495
3.55%, 11/1/26	475	468
		963
Wisconsin – 0.8%
PMA Levy & Aid Anticipation Revenue Notes, Series A, Anticipation Notes Program,
5.00%, 9/25/24	5,595	5,607
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/25	2,015	2,025
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/25	2,000	2,021
Wisconsin State Variable G.O. Unlimited Bonds, Series A,
(Floating, SIFMA Municipal Swap Index Yield + 0.42%), 4.30%, 5/1/25(1)	9,400	9,363
		19,016
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Wyoming – 0.1%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board Revenue Bonds,
6.00%, 6/15/26	$2,655	$2,784
Total Municipal Bonds
(Cost $1,554,890)		1,551,762

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(8) (9)	44,581,461	$44,581
Total Investment Companies
(Cost $44,581)		44,581

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 11.9%
Albuquerque Municipal School District No. 12 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/24	$8,750	$8,759
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/24	5,925	5,939
Boerne Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/25	1,500	1,514
Bristol-Plymouth Regional Vocational Technical School District G.O. Limited BANS (State Aid Withholding),
4.00%, 2/28/25	4,945	4,960
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/24	5,000	5,013
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/24	1,525	1,535
Charleston School Public Facilities Corporation Installment Purchase Revenue Bonds, City of Charleston Project,
5.00%, 9/1/24	810	812
FIXED INCOME FUNDS 257 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.9%continued
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/25	$1,320	$1,330
Cleveland Water Revenue Refunding Bonds, Series D,
5.00%, 1/1/25	2,235	2,254
Collin County Permanent Improvement G.O. Limited Bonds,
5.00%, 2/15/25	970	980
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series 2015-A,
0.38%, 7/12/24(5) (6)	14,790	14,769
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Carver Park Phase III (FHA Insured, HUD Sector 8 Program),
4.00%, 6/1/25(5) (6)	3,150	3,150
Denton County Housing Finance Corp. Variable Revenue Bonds, Pathway on Woodrow Apartments,
5.00%, 2/1/25(5) (6)	3,500	3,516
Edison Township G.O. Unlimited BANS,
4.00%, 1/17/25	11,470	11,489
Edison Township G.O. Unlimited BANS,
4.50%, 11/7/24	4,680	4,694
Forest Hills Public Schools G.O. Unlimited Refunding Notes,
5.00%, 5/1/25	1,220	1,236
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
2.38%, 8/1/24(5) (6)	8,335	8,325
Fort Worth G.O. Limited Bonds,
5.00%, 3/1/25	10,000	10,108
Fort Zumwalt School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/25	1,900	1,920
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Texas Children's Hospital,
5.00%, 10/1/24	2,180	2,187
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.9%continued
Houston Housing Finance Corp. MFH Variable Revenue Bonds, Sunset Gardens Apartments (FHA Insured, HUD Sector 8 Program),
4.00%, 10/1/24(5) (6)	$2,500	$2,501
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/25	2,900	2,930
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/25	400	403
Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago Medical Center,
5.00%, 8/15/24	1,145	1,146
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/25	2,000	2,022
Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health,
2.25%, 7/1/25(5) (6)	10,000	9,811
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bond (State Intercept Program),
5.00%, 7/15/24	1,140	1,140
Jacksonville Health Care Facilities Variable Revenue Refunding Bonds, Baptist Health,
3.00%, 7/8/24(5) (10)	19,800	19,800
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1,
4.00%, 6/1/25(5) (6)	3,625	3,629
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series B,
4.00%, 1/1/25(5) (6)	5,410	5,423
Las Varas Public Facility Corp. Texas MFH Variable Revenue Bonds, Palo Alto Apartments,
3.10%, 11/1/24(5) (6)	8,000	7,949
Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Florida Project,
3.27%, 7/1/25(5) (10)	10,000	9,999
NORTHERN FUNDS QUARTERLY REPORT  258 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.9%continued
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
5.00%, 4/15/25	$2,260	$2,290
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/25	4,875	4,933
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc., Project,
0.58%, 8/1/24(5) (6)	3,000	2,990
Milwaukee G.O. Unlimited Promissory Notes, Seroes N-7 (BAM Insured),
5.00%, 4/1/25	2,585	2,611
Milwaukee G.O. Unlimited Refunding Promissory Notes, Series N4,
5.00%, 4/1/25	1,130	1,140
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
3.65%, 1/10/25(5) (6)	4,250	4,240
Monmouth County Improvement Authority Revenue Bonds,
5.00%, 12/1/24	1,000	1,007
Nevada State G.O. Limited Bonds, Series A,
5.00%, 5/1/25	1,000	1,014
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series RRR,
5.00%, 3/1/25	4,000	4,034
New Jersey State Health Care Facilities Financing Authority Department of Human Services Revenue Refunding Bonds, Greystone Park Psychiatric Hospital Project,
5.00%, 9/15/24	2,630	2,637
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series D,
5.00%, 12/15/24	9,515	9,568
New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (AMBAC Insured),
5.50%, 1/1/25	2,510	2,536
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.9%continued
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/24	$8,570	$8,613
Noblesville High School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/24	590	590
North Kansas City School District No. 74 G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/25	3,850	3,890
Ohio State Housing Finance Agency MFH Variable Revenue Bonds, Post Oak Station (HUD Sector 8 Program),
3.35%, 7/1/24(5) (6)	2,000	2,000
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series D (Moral Obligation Insured),
5.00%, 4/1/25	11,500	11,639
Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,
3.80%, 10/1/24(5) (6)	3,000	2,992
Philadelphia Authority for Industrial Development City Service Agreement Revenue Bonds, Rebuild Project,
5.00%, 5/1/25	3,570	3,618
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 5/1/25	1,725	1,747
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 9/1/24	2,000	2,005
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/24	6,000	6,042
Richardson G.O. Limited Bonds,
5.00%, 2/15/25	5,810	5,867
Richardson Independent School District,
2/15/25(7)	4,750	4,794
FIXED INCOME FUNDS 259 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.9%continued
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/25	$1,350	$1,367
Sarasota County School Board COPS Master Lease Program,
5.00%, 7/1/24	750	750
Sherman Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/24	1,455	1,457
South Dakota State Housing Development Authority Variable Revenue Bonds, Series J (GNMA, FNMA, FHLMC Insured),
3.88%, 12/12/24(5) (6)	3,200	3,200
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/24	1,120	1,127
Utica Community Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/25	2,000	2,026
Vermont State G.O. Unlimited Refunding Bonds, Citizen Bonds,
5.00%, 8/15/24	4,555	4,563
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2,
3.90%, 7/1/25(5) (6)	4,715	4,713
Wake County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/25	4,500	4,551
Washington State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/1/24	10,000	10,000
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/25	1,250	1,268
Total Short-Term Investments
(Cost $289,308)		289,062

Total Investments – 100.7%
(Cost $2,444,446)		2,440,084
Liabilities less Other Assets – (0.7%)		(15,983)
NET ASSETS – 100.0%		$2,424,101

(1)	Variable or floating rate security. Rate as of June 30, 2024 is disclosed.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2024, the value of these securities amounted to approximately
$136,707,000 or 5.6% of net assets.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2024.
(4)	Maturity date represents the prerefunded date.
(5)	Maturity date represents the puttable date.
(6)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2024 is disclosed.

(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2024.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2024 is disclosed.
(10)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CME - Chicago Mercantile Exchange

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

NORTHERN FUNDS QUARTERLY REPORT  260 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	June 30, 2024 (UNAUDITED)
Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	1.2%
Corporate Bonds	9.1%
Foreign Issuer Bonds	11.9%
U.S. Government Obligations	0.8%
Municipal Bonds	64.0%
Investment Companies	1.8%
Short-Term Investments	11.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$—	$27,697	$—	$27,697
Corporate Bonds(1)	—	220,022	—	220,022
Foreign Issuer Bonds(1)	—	287,031	—	287,031
U.S. Government Obligations	—	19,929	—	19,929
Municipal Bonds(1)	—	1,551,762	—	1,551,762
Investment Companies	44,581	—	—	44,581
Short-Term Investments	—	289,062	—	289,062
Total Investments	$44,581	$2,395,503	$—	$2,440,084

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$132,151	$273,743	$361,313	$1,250	$44,581	$44,581,461
FIXED INCOME FUNDS 261 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

TAX-EXEMPT FUND	June 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 1.7%
U.S. Treasury Notes – 1.7%
4.00%, 2/15/34	$13,238	$12,849
Total U.S. Government Obligations
(Cost $12,575)		12,849

MUNICIPAL BONDS – 96.7%
Alabama – 1.5%
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(1) (2)	2,500	2,502
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	5,000	5,030
Jefferson County Sewer Revenue Refunding Warrants,
5.50%, 10/1/53	2,425	2,624
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(1) (2)	1,000	1,072
		11,228
Arizona – 1.8%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,061
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	947
Maricopa County Industrial Development Authority Hospital Revenue Refunding Bonds, Series D, Honorhealth,
5.00%, 12/1/31(3)	6,750	7,369
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,670	1,336
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,000
		13,713
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$2,610	$2,140
2.25%, 2/1/41	1,000	705
		2,845
California – 4.1%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(4) (5)	1,500	842
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	1,095	1,097
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	4,000	4,272
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,328	3,181
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	949
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	799
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,053
NORTHERN FUNDS QUARTERLY REPORT  262 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 4.1%continued
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	$1,000	$753
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,136
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,131
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
3.00%, 6/1/49	2,750	2,099
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Election of 2016, Green Bonds,
4.00%, 8/1/47	5,000	5,001
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,529
		30,917
Colorado – 6.8%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(6)	225	235
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,945
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,382
Centennial Water & Sanitation District Water & Wastewater Revenue Bonds,
5.00%, 12/1/53	3,900	4,232
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Colorado – 6.8%continued
Colorado State COPS,
6.00%, 12/15/39	$5,000	$5,992
Colorado State COPS, Series A,
4.00%, 12/15/37	10,000	10,106
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,578
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,000
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	3,502
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,158
4.13%, 11/15/53	1,000	954
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,053
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(5)	2,750	1,544
0.00%, 8/1/39(5)	2,805	1,400
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,527
Fremont County School District RE-1 Canon City G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/48	1,000	1,081
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,149
		50,838
Connecticut – 2.5%
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	4,480	4,621
FIXED INCOME FUNDS 263 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Connecticut – 2.5%continued
Connecticut State Health and Educational Facilities Authority Variable Revenue Refunding Bonds, Yale New Haven Health Issue,
7/1/29(1) (2) (3)	$7,050	$7,572
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,040
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,134
		18,367
District of Columbia – 2.5%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	5,242
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,526
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,070
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	4,000	4,102
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	1,853
5.00%, 7/1/43	3,000	3,072
		18,865
Florida – 8.7%
Brevard County School Board Refunding COPS, Series A,
7/1/30(3)	3,855	4,238
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,542
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Florida – 8.7%continued
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	$2,000	$2,048
Florida Insurance Assistance Interlocal Agency Revenue Bonds, Series A-1,
5.00%, 9/1/25	1,000	1,009
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	2,014
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Florida Passenger Rail Project (AMT),
5.00%, 7/1/41	1,000	1,035
Fort Myers Utility Revenue Refunding Bonds,
5.25%, 10/1/53	3,145	3,449
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,008
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,502
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	3,500	3,698
Marion County School Board COPS (AGM Insured),
5.00%, 6/1/30	2,250	2,477
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	459
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,002
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,030
NORTHERN FUNDS QUARTERLY REPORT  264 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Florida – 8.7%continued
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	$2,000	$2,056
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	10,500	8,061
Miami-Dade County Transit Sales Surtax Revenue Bonds,
5.00%, 7/1/47	2,750	2,940
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,520
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	375	390
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,159
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,412
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,354
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
4.00%, 10/1/35	5,000	5,018
5.00%, 10/1/36	1,750	1,797
		65,218
Georgia – 1.1%
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	513
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/52	1,500	1,566
5.50%, 7/1/60	2,500	2,510
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Georgia – 1.1%continued
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
5.00%, 7/1/52	$2,500	$2,629
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	1,150	1,196
		8,414
Hawaii – 1.2%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,070
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/25	1,200	1,217
5.00%, 7/1/26	1,500	1,545
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,089
		8,921
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,000	2,161
Illinois – 5.1%
Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,169
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,756
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,268
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/32	1,110	1,204
FIXED INCOME FUNDS 265 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Illinois – 5.1%continued
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	$2,500	$1,941
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	503
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,507
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/37	1,460	1,623
5.25%, 5/1/45	1,000	1,093
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,725
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	6,500	6,598
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	4,380	4,647
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/54	1,250	1,320
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/26	1,200	1,235
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,000
		38,589
Indiana – 1.1%
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	735
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Indiana – 1.1%continued
Hamilton County Public Building Corporation Lease Rental Revenue Bonds,
7/10/42(3)	$1,000	$1,098
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(1) (2)	1,500	1,398
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(1) (2)	1,125	1,043
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,119
Noblesville Redevelopment Authority Revenue Refunding Bonds, Event Center Public Improvement Projects (AGM State Intercept Program),
5.00%, 8/1/37	750	837
Northwest Allen School Building Corp. First Mortgage Revenue Bonds, (State Intercept Program),
5.00%, 7/15/31	600	660
		7,890
Iowa – 0.3%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	2,500	2,549
Kentucky – 3.2%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2)	1,500	1,395
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.13%, 10/1/34	5,200	4,009
NORTHERN FUNDS QUARTERLY REPORT  266 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Kentucky – 3.2%continued
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	$5,000	$4,935
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 130,
5.00%, 11/1/31	350	387
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2)	5,000	5,006
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
5.00%, 10/1/26	600	618
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	10,000	7,953
		24,303
Louisiana – 2.2%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	6,010
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,019
Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A, Prerefunded,
4.50%, 5/1/25(6)	2,500	2,523
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	1,000	1,026
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,079
		16,657
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Maine – 0.0%
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 7/1/25	$100	$102
Maryland – 0.4%
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	1,850	1,591
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,118
		2,709
Massachusetts – 4.4%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	3,490
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	2,500	2,113
Massachusetts State G.O. Limited Bonds, Series A, Consolidated Loan,
5.00%, 1/1/54	1,500	1,614
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 10/1/52	3,500	3,771
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	990
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,760
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,079
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,554
5.00%, 11/15/39	2,500	2,579
FIXED INCOME FUNDS 267 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Massachusetts – 4.4%continued
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	$4,000	$4,220
Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,
5.00%, 6/1/44	1,500	1,501
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,658
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	920	965
Massachusetts State Water Resources Authority Sustainable Revenue Bonds, Series C,
5.00%, 8/1/32	2,495	2,865
		33,159
Michigan – 2.4%
Great Lakes Water Authority Supply System Senior Lien Revenue Bonds, Series B,
5.25%, 7/1/53	1,000	1,099
Kalamazoo Public School G.O. Unlimited Bonds, Series I (AGM Insured),
5.00%, 5/1/26	2,525	2,606
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,027
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/26	4,350	4,476
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,
5.00%, 10/1/39	5,000	5,006
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,815
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Michigan – 2.4%continued
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	$1,000	$1,048
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/28	25	27
		18,104
Minnesota – 0.7%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	289
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	5,000	5,036
		5,325
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	617
Missouri – 1.7%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds, (State Aid Direct Deposit Program),
5.00%, 3/1/38	1,000	1,121
Kansas City Sanitary Sewer System Revenue Bonds, Series A,
4.00%, 1/1/49	1,000	966
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,010
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(6)	1,605	1,627
NORTHERN FUNDS QUARTERLY REPORT  268 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Missouri – 1.7%continued
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance,
5.00%, 5/1/45	$3,395	$3,430
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,533
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,316
Springfield School District No. R-12 G.O. Unlimited Bonds, School Building (State Aid Direct Deposit Program),
5.00%, 3/1/38	625	697
		12,700
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	50	46
Nebraska – 0.9%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,037
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	4,250	4,423
Omaha Public Power District Electric System Revenue Refunding Bonds, Series C,
5.00%, 2/1/43	1,000	1,004
		6,464
Nevada – 0.7%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
New Jersey – 1.0%
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/25	$2,500	$2,538
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	4,700
		7,238
New Mexico – 1.2%
New Mexico State Finance Authority State Transportation Senior Lien Revenue Refunding Bonds, Series A,,
6/15/30(3)	6,745	7,455
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	990	904
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	1,000	946
		9,305
New York – 12.3%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/37	2,500	2,794
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,370	1,176
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,236
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/39	1,800	1,866
FIXED INCOME FUNDS 269 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
New York – 12.3%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	$2,000	$2,022
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,431
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,121
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	263
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,734
New York City Transitional Finance Authority Subordinate Multi-modal Revenue Bonds, Series F-1,
5.25%, 2/1/53	1,000	1,106
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	4,058
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	3,450	3,606
New York G.O. Unlimited Bonds, Series A, Fiscal 2024,
5.00%, 8/1/51	1,500	1,618
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/44	3,000	3,125
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	2,500	2,546
5.00%, 8/1/30	2,825	3,120
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
New York – 12.3%continued
New York G.O. Unlimited Refunding Bonds, Subseries F-1,
5.00%, 8/1/25	$500	$509
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	720	743
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(6)	5	5
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,500	2,676
5.00%, 3/15/49	3,000	3,193
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,033
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	4,910
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	966
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	6,555	4,712
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	4,155
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,267
NORTHERN FUNDS QUARTERLY REPORT  270 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
New York – 12.3%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	$550	$599
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds, John F. Kennedy International Airport New Terminal One Project (AMT),
5.25%, 6/30/41	1,600	1,721
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/47	4,500	4,793
Port Authority of New York & New Jersey Consolidated Revenue Bonds,
5.00%, 9/1/39	5,000	5,009
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	3,000	3,004
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,037
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	2,000	1,612
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-1,
5.00%, 5/15/54	2,975	3,237
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,543
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	2,620
		92,166
North Carolina – 2.2%
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	915	711
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
North Carolina – 2.2%continued
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	$500	$522
Raleigh Limited Obligation Refunding Bonds,
10/1/31(3)	13,275	14,964
		16,197
North Dakota – 0.2%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,185
Ohio – 1.8%
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	202
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,003
Ohio State Water Development Authority Sustainable Revenue Bond, Series A,
12/1/40(3)	7,250	8,252
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/54	2,650	2,850
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,519
		13,826
Oklahoma – 1.0%
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	280	304
Oklahoma State Industries Authority Educational Facilities Lease Revenue Bonds, Oklahoma City Public School Project,
5.00%, 4/1/31	6,765	7,491
		7,795
FIXED INCOME FUNDS 271 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Oregon – 1.7%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(5)	$7,500	$4,018
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(5)	1,000	552
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,105
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	3,630
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	750	732
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(5)	5,000	1,560
		12,597
Pennsylvania – 2.9%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	5,030
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	830
5.00%, 5/1/35	865	875
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	5,169
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,608
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Pennsylvania – 2.9%continued
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/48	$2,000	$2,080
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	1,525	1,544
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	2,000	2,119
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	1,822
		22,077
Rhode Island – 0.7%
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	5,153
South Carolina – 2.0%
Aiken Water & Sewer Revenue Bonds, Series A,
4.00%, 8/1/49	1,000	969
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	1,125	1,171
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	1,565	1,600
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	2,000	2,165
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,310
NORTHERN FUNDS QUARTERLY REPORT  272 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
South Carolina – 2.0%continued
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	$5,525	$5,570
University of South Carolina Athletic Facilities Revenue Refunding Bonds, Series A,
5.00%, 5/1/52	1,000	1,055
		14,840
Tennessee – 0.7%
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	5,000	5,003
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	45
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	75	75
		5,123
Texas – 7.4%
Alvin Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/51	1,500	1,445
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	508
5.00%, 11/15/35	2,500	2,534
Bexar County Certificates of Obligation G.O. Limited Bonds,
4.00%, 6/15/46	5,000	4,931
Bexar County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	625	641
Chambers County Justice Center Public Facilities Corp. Lease Revenue Bonds, Justice Center Project,
5.00%, 6/1/32	1,005	1,102
5.50%, 6/1/49	3,120	3,412
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Texas – 7.4%continued
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	$550	$562
El Paso G.O. Unlimited Refunding Bonds,
8/15/31(3)	1,020	1,132
El Paso Municipal Drainage Utility System Revenue Bonds,
5.00%, 3/1/38	1,215	1,352
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/31	1,875	2,105
Huffman Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.25%, 2/15/49	1,750	1,930
Jarrell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.25%, 2/15/53	5,000	4,962
Klein Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	2,725	2,773
Leander Independent School District Current Interest Bonds G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/26	3,000	3,051
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	2,644
Mansfield Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/35	40	40
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	3,830	3,927
North Texas Tollway Authority Revenue Refunding Bonds, Series A, Second Tier,
5.00%, 1/1/34	1,275	1,281
Port Houston Authority First Lien Revenue Bonds,
5.00%, 10/1/25	475	485
FIXED INCOME FUNDS 273 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Texas – 7.4%continued
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	$2,500	$2,666
Rankin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/26	500	513
Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/52	2,445	2,602
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 8/1/31	1,500	1,627
San Antonio Electric & Gas Revenue Bonds, Series A,
5.00%, 2/1/37	670	761
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	1,250	1,252
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	4,927
		55,165
Utah – 1.0%
Intermountain Power Agency Supply Revenue Bonds, Series A,
5.00%, 7/1/26	1,250	1,294
Ogden City Municipal Building Authority Lease Revenue Bonds, Series A,
5.00%, 1/15/53	1,250	1,316
Ogden City Redevelopment Agency Sales & Tax Increment Revenue Bonds,
5.00%, 1/15/53	1,500	1,594
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,047
Tooele County School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/1/30	505	559
		7,810
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Virginia – 1.2%
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	$2,000	$1,610
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College and Equipment,
5.00%, 2/1/38	825	932
Virginia State Port Authority Commonwealth Fund Revenue Bonds, Series A,
5.25%, 7/1/48	2,500	2,776
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/31	2,325	2,615
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	820
		8,753
Washington – 4.3%
Benton County Public Utility District No. 1 Electric Revenue Bonds,
5.00%, 11/1/48	1,100	1,168
Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series U,
4.00%, 1/1/26	3,000	3,028
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	568
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,
5.00%, 12/1/47	5,000	5,395
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/31	6,450	7,299
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,034
NORTHERN FUNDS QUARTERLY REPORT  274 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
Washington – 4.3%continued
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	$5,000	$5,038
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,166
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,000
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,324
		32,020
Wisconsin – 1.0%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A ,
5.00%, 11/1/30	1,320	1,454
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,692
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 5/1/38	1,000	1,140
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	1,100	1,100
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,475
		7,861
Total Municipal Bonds
(Cost $771,523)		724,812

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(7) (8)	45,218,528	$45,219
Total Investment Companies
(Cost $45,219)		45,219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.7%
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2)	$2,500	$2,423
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(1) (2)	5,000	4,934
Quincy G.O. Limited BANS,
5.00%, 7/5/24	1,500	1,500
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2,
3.90%, 7/1/25(1) (2)	4,000	3,998
Total Short-Term Investments
(Cost $13,000)		12,855

Total Investments – 106.2%
(Cost $842,317)		795,735
Liabilities less Other Assets – (6.2%)		(46,186)
NET ASSETS – 100.0%		$749,549

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2024 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2024.
(4)	Step coupon bond. Rate as of June 30, 2024 is disclosed.
(5)	Zero coupon bond.
(6)	Maturity date represents the prerefunded date.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

FIXED INCOME FUNDS 275 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Obligations	1.7%
Municipal Bonds	96.7%
Investment Companies	6.1%
Short-Term Investments	1.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations	$—	$12,849	$—	$12,849
Municipal Bonds(1)	—	724,812	—	724,812
Investment Companies	45,219	—	—	45,219
Short-Term Investments	—	12,855	—	12,855
Total Investments	$45,219	$750,516	$—	$795,735

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,307	$87,382	$63,470	$327	$45,219	$45,218,528
NORTHERN FUNDS QUARTERLY REPORT  276 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 6.9%
Auto Loan – 1.6%
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 2/15/28(1)	$2,100	$2,104
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	2,000	1,991
Ford Credit Auto Owner Trust, Series 2022-D, Class A2A
5.37%, 8/15/25	151	151
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A
5.14%, 3/15/26	629	628
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A
5.57%, 6/15/26	1,770	1,769
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	1,581	1,573
GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3
0.48%, 6/16/26	2,385	2,344
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A
5.74%, 9/16/26	724	724
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	2,050	2,059
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	1,743	1,744
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A
5.47%, 9/15/25(1)	531	531
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	2,780	2,786
Hyundai Auto Receivables Trust, Series 2022-C, Class A2A
5.35%, 11/17/25	811	811
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	940	937
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.9%continued
Auto Loan – 1.6%continued
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2
5.26%, 10/15/25	$177	$177
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2
5.09%, 1/15/26	193	193
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2
6.08%, 8/17/26	1,054	1,055
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	1,100	1,104
World Omni Auto Receivables Trust, Series 2021-B, Class A3
0.42%, 6/15/26	896	882
World Omni Auto Receivables Trust, Series 2021-D, Class A3
0.81%, 10/15/26	252	247
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	1,130	1,125
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	1,625	1,630
		26,565
Credit Card – 5.1%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	13,900	13,581
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	34,140	34,064
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	8,000	7,892
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	4,000	4,011
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	14,400	14,247
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	4,290	4,225
FIXED INCOME FUNDS 277 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.9%continued
Credit Card – 5.1%continued
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	$1,250	$1,258
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	1,458	1,455
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	2,530	2,526
		83,259
Other – 0.2%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	1,100	1,103
Hpefs Equipment Trust, Series 2022-3A, Class A2
5.26%, 8/20/29(1)	714	713
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	625	623
MMAF Equipment Finance LLC, Series 2024-A, Class A2
5.20%, 9/13/27(1)	1,200	1,194
		3,633
Total Asset-Backed Securities
(Cost $114,173)		113,457

COMMERCIAL PAPER – 0.1%
Banking – 0.1%
BofA Securities, Inc.,
5.23%, 6/9/25(2) (3)	1,000	950
Total Commercial Paper
(Cost $950)		950

CORPORATE BONDS – 38.7%
Apparel & Textile Products – 0.2%
VF Corp.,
2.40%, 4/23/25	3,609	3,508
Asset Management – 2.6%
Blackstone Private Credit Fund,
2.70%, 1/15/25	7,920	7,773
Blue Owl Credit Income Corp.,
5.50%, 3/21/25	4,095	4,074
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.7% continued
Asset Management – 2.6%continued
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 6.43%, 3/3/27 (4)	$20,000	$20,192
FS KKR Capital Corp.,
1.65%, 10/12/24	9,830	9,704
		41,743
Automotive – 3.4%
American Honda Finance Corp.,
(Floating, U.S. SOFR + 0.45%), 5.83%, 6/13/25 (4)	12,000	12,004
Aptiv PLC/Aptiv Corp.,
2.40%, 2/18/25	4,830	4,726
Ford Motor Credit Co. LLC,
(Floating, U.S. SOFR + 2.95%), 8.33%, 3/6/26 (4)	1,030	1,067
General Motors Financial Co., Inc.,
1.20%, 10/15/24	1,000	987
(Floating, U.S. SOFR + 0.62%), 5.98%, 10/15/24 (4)	250	250
3.50%, 11/7/24	4,000	3,966
Hyundai Capital America,
5.45%, 6/24/26 (1)	4,000	3,993
5.95%, 9/21/26 (1)	4,000	4,032
(Floating, U.S. SOFR + 1.50%), 6.86%, 1/8/27 (1) (4)	10,000	10,150
(Floating, U.S. SOFR + 0.00%), 6.42%, 6/24/27 (1) (4)	10,000	10,018
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (1)	4,200	4,155
		55,348
Banking – 8.4%
Citibank N.A.,
5.44%, 4/30/26	1,600	1,606
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.69%), 6.06%, 1/25/26 (4)	12,100	12,111
(Floating, U.S. SOFR + 1.28%), 6.66%, 2/24/28 (4)	21,000	21,245
Fifth Third Bank N.A.,
(Variable, U.S. SOFR Compounded Index + 1.23%), 5.85%, 10/27/25 (5)	15,900	15,886
NORTHERN FUNDS QUARTERLY REPORT  278 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.7% continued
Banking – 8.4%continued
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 6.15%, 9/22/27 (4)	$15,100	$15,124
(Floating, U.S. SOFR + 1.18%), 6.56%, 2/24/28 (4)	13,000	13,168
JPMorgan Chase Bank N.A.,
(Floating, U.S. SOFR + 0.62%), 5.98%, 4/29/26 (4)	3,000	3,009
KeyBank N.A.,
4.15%, 8/8/25	3,800	3,726
KeyCorp,
(Variable, U.S. SOFR Compounded Index + 1.25%), 6.62%, 5/23/25 (4)	7,700	7,672
Morgan Stanley Bank N.A.,
(Floating, U.S. SOFR + 0.87%), 6.24%, 5/26/28 (4)	15,000	15,010
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (5)	3,105	3,180
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 1.23%), 6.12%, 5/31/27 (5)	2,850	2,862
Wells Fargo & Co.,
(Floating, U.S. SOFR + 1.32%), 6.68%, 4/25/26 (4)	14,700	14,811
Wells Fargo Bank N.A.,
5.25%, 12/11/26	7,955	7,963
		137,373
Beverages – 0.7%
Pepsico Singapore Financing I Pte. Ltd.,
(Floating, U.S. SOFR Compounded Index + 0.56%), 5.93%, 2/16/27(4)	12,000	12,031
Biotechnology & Pharmaceuticals – 0.5%
Bristol-Myers Squibb Co.,
(Floating, U.S. SOFR + 0.49%), 5.86%, 2/20/26 (4)	636	638
Roche Holdings, Inc.,
(Floating, U.S. SOFR + 0.74%), 6.11%, 11/13/26 (1) (4)	7,800	7,856
		8,494
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.7% continued
Chemicals – 0.5%
Avery Dennison Corp.,
0.85%, 8/15/24	$3,000	$2,981
Sherwin-Williams (The) Co.,
4.05%, 8/8/24	2,700	2,695
Westlake Corp.,
0.88%, 8/15/24	2,375	2,359
		8,035
Electric Utilities – 1.4%
Black Hills Corp.,
1.04%, 8/23/24	3,180	3,157
DTE Energy Co.,
4.22%, 11/1/24	3,300	3,281
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	15,600	15,506
		21,944
Entertainment Content – 0.3%
Take-Two Interactive Software, Inc.,
3.55%, 4/14/25	5,340	5,252
Food – 0.6%
Campbell Soup Co.,
5.30%, 3/20/26	1,000	997
General Mills, Inc.,
5.24%, 11/18/25	1,940	1,933
4.70%, 1/30/27	2,291	2,262
McCormick & Co., Inc.,
3.25%, 11/15/25	5,000	4,854
		10,046
Health Care Facilities & Services – 0.3%
Elevance Health, Inc.,
3.35%, 12/1/24	5,000	4,955
Institutional Financial Services – 3.8%
Goldman Sachs Group (The), Inc.,
3.50%, 4/1/25	1,500	1,477
(Floating, U.S. SOFR + 0.81%), 6.19%, 3/9/27 (4)	25,000	25,039
Intercontinental Exchange, Inc.,
3.65%, 5/23/25	600	590
Morgan Stanley,
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (5)	3,385	3,336
(Floating, U.S. SOFR + 0.95%), 6.32%, 2/18/26 (4)	8,889	8,921
FIXED INCOME FUNDS 279 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.7% continued
Institutional Financial Services – 3.8%continued
(Floating, U.S. SOFR + 1.02%), 6.38%, 4/13/28 (4)	$11,000	$11,040
Nasdaq, Inc.,
5.65%, 6/28/25 (6)	10,000	10,003
State Street Corp.,
5.27%, 8/3/26	2,070	2,074
		62,480
Insurance – 3.9%
Brighthouse Financial Global Funding,
1.75%, 1/13/25 (1)	700	684
Corebridge Financial, Inc.,
3.50%, 4/4/25	12,900	12,685
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 5.88%, 9/13/24 (1) (4)	20,000	19,994
Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	15,220	14,882
New York Life Global Funding,
(Floating, U.S. SOFR + 0.67%), 6.06%, 4/2/27 (1) (4)	2,480	2,489
Protective Life Global Funding,
0.78%, 7/5/24 (1)	13,300	13,293
		64,027
Machinery – 1.7%
AGCO Corp.,
5.45%, 3/21/27	1,710	1,714
Caterpillar Financial Services Corp.,
(Floating, U.S. SOFR + 0.46%), 5.84%, 2/27/26 (4)	4,000	4,011
CNH Industrial Capital LLC,
3.95%, 5/23/25	6,090	5,999
John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.60%), 5.96%, 4/19/27 (4)	10,000	10,026
Stanley Black & Decker, Inc.,
6.27%, 3/6/26	5,870	5,873
		27,623
Medical Equipment & Devices – 1.2%
Baxter International, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 5.82%, 11/29/24 (4)	6,570	6,566
Stryker Corp.,
3.50%, 3/15/26	7,000	6,792
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.7% continued
Medical Equipment & Devices – 1.2%continued
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	$6,600	$6,491
		19,849
Oil & Gas Services & Equipment – 0.8%
Schlumberger Holdings Corp.,
5.00%, 5/29/27(1)	12,799	12,761
Oil & Gas Supply Chain – 0.6%
Enterprise Products Operating LLC,
5.05%, 1/10/26	2,230	2,224
Marathon Petroleum Corp.,
3.63%, 9/15/24	2,697	2,684
Williams (The) Cos., Inc.,
5.40%, 3/2/26	5,110	5,105
		10,013
Real Estate Investment Trusts – 0.4%
Public Storage Operating Co.,
(Floating, U.S. SOFR Compounded Index + 0.60%), 5.96%, 7/25/25 (4)	1,730	1,735
(Floating, U.S. SOFR Compounded Index + 0.70%), 6.06%, 4/16/27 (4)	4,720	4,735
		6,470
Retail - Consumer Staples – 0.1%
Walmart, Inc.,
4.00%, 4/15/26	1,785	1,757
Retail - Discretionary – 1.6%
AutoNation, Inc.,
4.50%, 10/1/25	1,000	984
AutoZone, Inc.,
5.05%, 7/15/26	2,980	2,969
Home Depot (The), Inc.,
(Floating, U.S. SOFR + 0.00%), 5.71%, 12/24/25 (4)	15,410	15,430
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	1,890	1,908
Ross Stores, Inc.,
4.60%, 4/15/25	5,323	5,293
		26,584
Semiconductors – 0.1%
Intel Corp.,
4.88%, 2/10/26	795	790
NORTHERN FUNDS QUARTERLY REPORT  280 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.7% continued
Software – 0.7%
Oracle Corp.,
2.95%, 11/15/24	$6,530	$6,462
5.80%, 11/10/25	4,030	4,049
		10,511
Specialty Finance – 4.0%
Air Lease Corp.,
0.80%, 8/18/24	5,100	5,066
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 6.02%, 11/4/26 (4)	27,996	28,019
Aviation Capital Group LLC,
5.50%, 12/15/24 (1)	10,000	9,974
Global Payments, Inc.,
1.50%, 11/15/24	7,630	7,514
Synchrony Financial,
4.25%, 8/15/24	6,063	6,048
4.88%, 6/13/25	9,047	8,956
		65,577
Steel – 0.3%
Nucor Corp.,
3.95%, 5/23/25	5,340	5,267
Telecommunications – 0.6%
AT&T, Inc.,
1.70%, 3/25/26	2,831	2,657
Verizon Communications, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.79%), 6.17%, 3/20/26 (4)	6,696	6,745
		9,402
Total Corporate Bonds
(Cost $632,524)		631,840

FOREIGN ISSUER BONDS – 43.2%
Asset Management – 0.6%
UBS A.G.,
3.63%, 9/9/24	3,500	3,483
7.95%, 1/9/25	5,517	5,575
		9,058
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 43.2% continued
Automotive – 1.2%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR Compounded Index + 0.38%), 5.75%, 8/12/24 (1) (4)	$3,000	$3,000
5.30%, 8/11/25 (1)	2,900	2,896
4.90%, 4/2/27 (1)	3,000	2,989
Kia Corp.,
2.38%, 2/14/25 (1)	7,080	6,938
Mercedes-Benz Finance North America LLC,
(Floating, U.S. SOFR + 0.93%), 6.31%, 3/30/25 (1) (4)	2,000	2,011
5.38%, 8/1/25 (1)	2,410	2,410
		20,244
Banking – 37.3%
Banco Santander S.A.,
5.15%, 8/18/25	6,200	6,152
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 6.00%, 9/15/26 (4)	25,800	25,790
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 6.17%, 1/27/27 (1) (4)	21,000	21,029
Bank of Nova Scotia (The),
(Floating, U.S. SOFR Compounded Index + 0.55%), 5.92%, 3/2/26 (4)	30,000	29,996
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 5.78%, 2/4/25 (1) (4)	35,000	35,003
Barclays PLC,
(Floating, U.S. SOFR + 1.49%), 6.87%, 3/12/28 (4)	10,000	10,103
BNP Paribas S.A.,
4.25%, 10/15/24	13,084	13,014
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 5.75%, 7/7/25 (1) (4)	7,800	7,804
(Floating, U.S. SOFR + 0.52%), 5.90%, 6/15/26 (1) (4)	24,500	24,519
FIXED INCOME FUNDS 281 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 43.2% continued
Banking – 37.3%continued
Cooperatieve Rabobank U.A.,
(Floating, U.S. SOFR Compounded Index + 0.38%), 5.74%, 1/10/25 (4)	$4,700	$4,703
Credit Agricole S.A.,
3.25%, 10/4/24 (1)	7,000	6,955
(Floating, U.S. SOFR + 0.87%), 6.25%, 3/11/27 (1) (4)	4,660	4,663
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (1) (5)	4,135	4,146
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (1) (5)	4,060	4,088
DBS Group Holdings Ltd.,
(Floating, U.S. SOFR Compounded Index + 0.30%), 5.67%, 11/22/24 (1) (4)	15,000	15,000
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 6.59%, 11/16/27 (4)	7,500	7,532
Federation des Caisses Desjardins du Quebec,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (5)	14,030	13,987
HSBC Holdings PLC,
(Floating, CME Term SOFR 3M + 1.64%), 6.98%, 9/12/26 (4)	22,816	23,067
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 6.39%, 4/1/27 (4)	27,000	27,081
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 8/11/26 (5)	7,700	7,611
Macquarie Bank Ltd.,
5.27%, 7/2/27 (1)	9,430	9,436
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 6.07%, 10/14/25 (1) (4)	25,960	25,969
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 4.79%, 7/18/25 (5)	10,000	9,994
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 43.2% continued
Banking – 37.3%continued
(Floating, U.S. SOFR + 0.94%), 6.31%, 2/20/26 (4)	$3,000	$3,010
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.86%), 6.24%, 6/9/25 (1) (4)	13,950	14,013
(Floating, U.S. SOFR + 0.62%), 6.00%, 6/11/27 (1) (4)	11,220	11,223
National Bank of Canada,
0.75%, 8/6/24	7,500	7,463
(Floating, U.S. SOFR Compounded Index + 1.03%), 6.40%, 7/2/27 (4)	7,260	7,266
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 6.66%, 2/16/28 (1) (4)	10,700	10,771
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 5.90%, 8/12/24 (1) (4)	10,700	10,703
(Floating, U.S. SOFR + 0.76%), 6.15%, 9/29/26 (1) (4)	32,900	32,782
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.96%), 6.34%, 6/6/25 (1) (4)	12,200	12,265
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.57%), 5.93%, 4/27/26 (4)	20,900	20,944
(Floating, U.S. SOFR Compounded Index + 0.59%), 5.96%, 11/2/26 (4)	15,000	15,074
Skandinaviska Enskilda Banken AB,
(Floating, U.S. SOFR + 0.96%), 6.34%, 6/9/25 (1) (4)	20,000	20,100
Societe Generale S.A.,
2.63%, 10/16/24 (1)	14,505	14,370
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 6.24%, 1/14/27 (4)	5,840	5,884
Svenska Handelsbanken AB,
(Floating, U.S. SOFR + 0.91%), 6.29%, 6/10/25 (1) (4)	17,484	17,575
(Floating, U.S. SOFR + 0.66%), 6.04%, 5/28/27 (1) (4)	16,220	16,234
Swedbank AB,
6.14%, 9/12/26 (1)	7,000	7,087
NORTHERN FUNDS QUARTERLY REPORT  282 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 43.2% continued
Banking – 37.3%continued
Toronto-Dominion Bank (The),
5.53%, 7/17/26	$5,000	$5,018
(Floating, U.S. SOFR + 0.59%), 5.97%, 9/10/26 (4)	20,000	20,011
Westpac Banking Corp.,
1.02%, 11/18/24	280	275
(Floating, U.S. SOFR + 0.30%), 5.67%, 11/18/24 (4)	2,972	2,973
(Floating, U.S. SOFR + 1.00%), 6.38%, 8/26/25 (4)	13,230	13,321
(Floating, U.S. SOFR + 0.52%), 5.90%, 6/3/26 (4)	4,200	4,202
		610,206
Electric Utilities – 0.3%
Enel Finance International N.V.,
4.25%, 6/15/25(1)	4,400	4,342
Industrial Support Services – 0.6%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	9,720	9,834
Institutional Financial Services – 0.5%
Sumitomo Mitsui Trust Bank Ltd.,
(Floating, U.S. SOFR + 0.44%), 5.82%, 9/16/24(1) (4)	7,855	7,859
Oil & Gas Supply Chain – 0.5%
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	9,070	8,946
Specialty Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	9,100	8,977
Transportation & Logistics – 0.7%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	5,060	4,968
2.90%, 2/1/25	7,000	6,884
		11,852
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 43.2% continued
Transportation Equipment – 0.9%
Daimler Truck Finance North America LLC,
5.00%, 1/15/27 (1)	$4,000	$3,971
(Floating, U.S. SOFR + 0.00%), 6.34%, 9/25/27 (1) (4)	10,720	10,733
		14,704
Total Foreign Issuer Bonds
(Cost $705,870)		706,022

U.S. GOVERNMENT AGENCIES – 0.5% (7)
Fannie Mae – 0.3%
Fannie Mae REMICS, Series 2021-47, Class A,
3.00%, 11/25/32	1,440	1,427
Pool #FM3019,
3.50%, 2/1/35	1,929	1,837
Pool #MA3932,
3.50%, 2/1/35	1,712	1,630
		4,894
Freddie Mac – 0.1%
Pool #ZS8641,
2.50%, 2/1/32	2,758	2,570
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	1,119	1,079
Total U.S. Government Agencies
(Cost $9,223)		8,543

U.S. GOVERNMENT OBLIGATIONS – 6.4%
U.S. Treasury Notes – 6.4%
4.38%, 8/15/26	10,000	9,934
4.63%, 9/15/26	15,000	14,980
4.63%, 11/15/26	45,000	44,979
4.13%, 2/15/27	25,000	24,713
4.50%, 4/15/27	10,000	9,985
		104,591
Total U.S. Government Obligations
(Cost $104,904)		104,591

FIXED INCOME FUNDS 283 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(8) (9)	18,360,520	$18,361
Total Investment Companies
(Cost $18,361)		18,361

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.5%
U.S. Treasury Bills,
4.80%, 4/17/25(2)	$25,000	$24,011
4.83%, 5/15/25(2)	35,000	33,487
Total Short-Term Investments
(Cost $57,523)		57,498

Total Investments – 100.4%
(Cost $1,643,528)		1,641,262
Liabilities less Other Assets – (0.4%)		(6,588)
NET ASSETS – 100.0%		$1,634,674

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2024, the value of these securities amounted to approximately $533,820,000 or
32.7% of net assets.

(2)	Discount rate at the time of purchase.
(3)	Restricted security.
(4)	Variable or floating rate security. Rate as of June 30, 2024 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2024.
(6)	Investment in affiliate.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	6.9%
Commercial Paper	0.1%
Corporate Bonds	38.7%
Foreign Issuer Bonds	43.2%
U.S. Government Agencies	0.5%
U.S. Government Obligations	6.4%
Investment Companies	1.1%
Short-Term Investments	3.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$113,457	$—	$113,457
Commercial Paper	—	950	—	950
Corporate Bonds(1)	—	631,840	—	631,840
Foreign Issuer Bonds(1)	—	706,022	—	706,022
U.S. Government Agencies(1)	—	8,543	—	8,543
U.S. Government Obligations	—	104,591	—	104,591
Investment Companies	18,361	—	—	18,361
Short-Term Investments	—	57,498	—	57,498
Total Investments	$18,361	$1,622,901	$—	$1,641,262

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  284 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued	June 30, 2024 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$10,033	$—	$—	$(26)	$(4)	$140	$10,003	$10,000,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	67,955	194,563	244,157	—	—	702	18,361	18,360,520
Total	$77,988	$194,563	$244,157	$(26)	$(4)	$842	28,364	28,360,520
FIXED INCOME FUNDS 285 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

U.S. GOVERNMENT FUND	June 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 6.5% (1)
Fannie Mae – 3.2%
Pool #555649,
7.50%, 10/1/32	$9	$9
Pool #BH9277,
3.50%, 2/1/48	112	102
Pool #CB7509,
6.00%, 11/1/53	76	76
Pool #DA0021,
6.00%, 9/1/53	77	77
Pool #FS3063,
4.50%, 10/1/52	175	166
Pool #FS4669,
6.00%, 3/1/53	73	74
Pool #FS5952,
6.50%, 10/1/53	72	75
Pool #FS6176,
5.00%, 12/1/47	66	65
Pool #FS6177,
6.50%, 5/1/40	70	73
		717
Freddie Mac – 2.9%
Pool #RA8880,
5.50%, 4/1/53	91	90
Pool #SD1360,
5.50%, 7/1/52	101	99
Pool #SD1710,
5.00%, 10/1/52	182	177
Pool #SD2347,
5.50%, 2/1/53	76	76
Pool #SD2665,
6.00%, 4/1/53	88	89
Pool #SD3817,
6.00%, 9/1/53	112	113
Pool #ZS7735,
2.00%, 1/1/32	1	1
		645
Freddie Mac Gold – 0.1%
Pool #G30926,
3.50%, 4/1/36	18	17
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	68	61
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 6.5% (1)continued
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	$5	$5
Pool #783245,
5.00%, 9/15/24(2)	—	—
Pool #783489,
5.00%, 6/15/25(2)	—	—
		5
Total U.S. Government Agencies
(Cost $1,465)		1,445

U.S. GOVERNMENT OBLIGATIONS – 92.0%
U.S. Treasury Bonds – 19.3%
1.13%, 5/15/40	250	154
4.25%, 11/15/40	250	242
3.88%, 2/15/43	500	452
3.88%, 5/15/43	500	451
4.38%, 8/15/43	375	362
4.75%, 11/15/43	250	253
2.75%, 11/15/47	400	291
3.38%, 11/15/48	460	374
2.38%, 11/15/49	500	332
1.38%, 8/15/50	250	128
2.38%, 5/15/51	500	329
4.75%, 11/15/53	830	858
4.63%, 5/15/54	100	101
		4,327
U.S. Treasury Inflation Indexed Notes – 1.9%
0.38%, 7/15/25	111	143
0.13%, 4/15/26	126	144
0.13%, 4/15/27	137	143
0.13%, 7/15/30	2	2
		432
U.S. Treasury Notes – 70.8%
0.25%, 7/31/25	427	406
0.25%, 9/30/25	133	125
0.38%, 11/30/25	128	120
0.38%, 12/31/25	159	149
2.63%, 12/31/25	119	115
4.25%, 1/31/26	500	495
4.00%, 2/15/26	1,035	1,021
0.75%, 3/31/26	170	159
0.88%, 6/30/26	302	280
NORTHERN FUNDS QUARTERLY REPORT  286 FIXED INCOME FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 92.0%continued
U.S. Treasury Notes – 70.8%continued
1.88%, 6/30/26	$295	$279
0.63%, 7/31/26	299	275
1.50%, 8/15/26	1,000	936
0.75%, 8/31/26	293	269
1.13%, 10/31/26	211	195
4.00%, 1/15/27	250	246
1.50%, 1/31/27	115	106
0.63%, 3/31/27	92	83
4.50%, 5/15/27	250	250
0.50%, 5/31/27	107	95
0.38%, 9/30/27	311	273
2.25%, 11/15/27	226	210
0.63%, 11/30/27	236	208
3.88%, 11/30/27	338	332
0.75%, 1/31/28	229	201
3.50%, 4/30/28	700	677
1.25%, 5/31/28	215	191
3.63%, 5/31/28	500	486
4.00%, 6/30/28	250	246
2.88%, 8/15/28	595	561
1.13%, 8/31/28	208	182
4.38%, 8/31/28	750	749
3.13%, 11/15/28	588	558
4.00%, 1/31/29	200	197
4.50%, 5/31/29	250	252
4.00%, 2/28/30	250	246
4.13%, 8/31/30	2,250	2,221
4.38%, 11/30/30	350	350
3.75%, 12/31/30	200	193
4.00%, 1/31/31	100	98
4.25%, 2/28/31	150	149
4.63%, 5/31/31	200	203
4.25%, 6/30/31	150	149
3.50%, 2/15/33	180	169
3.38%, 5/15/33	300	278
4.00%, 2/15/34	875	849
		15,832
Total U.S. Government Obligations
(Cost $21,315)		20,591

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(3) (4)	73,842	$74
Total Investment Companies
(Cost $74)		74

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.15%, 10/3/24(5) (6)	$25	$25
Total Short-Term Investments
(Cost $24)		25

Total Investments – 98.9%
(Cost $22,878)		22,135
Other Assets less Liabilities – 1.1%		248
NET ASSETS – 100.0%		$22,383

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Principal Amount and Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2024 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Ultra 10-Year U.S. Treasury Note	1	$114	Long	9/24	$1
FIXED INCOME FUNDS 287 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	6.5%
U.S. Government Obligations	92.0%
Investment Companies	0.3%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$1,445	$—	$1,445
U.S. Government Obligations(1)	—	20,591	—	20,591
Investment Companies	74	—	—	74
Short-Term Investments	—	25	—	25
Total Investments	$74	$22,061	$—	$22,135
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1	$—	$—	$1

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$122	$678	$726	$1	$74	$73,842
NORTHERN FUNDS QUARTERLY REPORT  288 FIXED INCOME FUNDS

Schedule of Investments

U.S. TREASURY INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 98.5%
U.S. Treasury Bonds – 20.7%
6.00%, 2/15/26	$10	$10
6.50%, 11/15/26	35	37
6.38%, 8/15/27	65	69
6.13%, 11/15/27	75	79
5.50%, 8/15/28	50	52
5.25%, 11/15/28	100	104
6.13%, 8/15/29	50	54
6.25%, 5/15/30	75	82
5.38%, 2/15/31	100	106
4.50%, 2/15/36	60	61
4.75%, 2/15/37	25	26
5.00%, 5/15/37	50	53
4.38%, 2/15/38	50	50
4.50%, 5/15/38	45	45
3.50%, 2/15/39	50	45
4.25%, 5/15/39	50	49
4.50%, 8/15/39	50	50
4.38%, 11/15/39	50	49
4.63%, 2/15/40	100	102
1.13%, 5/15/40	250	154
4.38%, 5/15/40	65	64
1.13%, 8/15/40	350	213
3.88%, 8/15/40	100	93
1.38%, 11/15/40	325	205
4.25%, 11/15/40	100	97
1.88%, 2/15/41	450	308
4.75%, 2/15/41	95	98
2.25%, 5/15/41	335	242
4.38%, 5/15/41	40	39
1.75%, 8/15/41	550	363
3.75%, 8/15/41	100	90
2.00%, 11/15/41	400	275
3.13%, 11/15/41	145	119
2.38%, 2/15/42	300	218
3.13%, 2/15/42	100	82
3.00%, 5/15/42	155	124
3.25%, 5/15/42	225	187
2.75%, 8/15/42	130	100
3.38%, 8/15/42	150	127
2.75%, 11/15/42	165	126
4.00%, 11/15/42	200	184
3.13%, 2/15/43	105	85
3.88%, 2/15/43	250	226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.5%continued
U.S. Treasury Bonds – 20.7%continued
2.88%, 5/15/43	$225	$175
3.88%, 5/15/43	200	180
3.63%, 8/15/43	100	87
4.38%, 8/15/43	250	241
3.75%, 11/15/43	130	115
4.75%, 11/15/43	225	228
3.63%, 2/15/44	150	130
4.50%, 2/15/44	100	98
3.38%, 5/15/44	150	125
4.63%, 5/15/44	100	100
3.13%, 8/15/44	225	180
3.00%, 11/15/44	155	121
2.50%, 2/15/45	150	107
3.00%, 5/15/45	125	97
2.88%, 8/15/45	175	133
3.00%, 11/15/45	80	62
2.50%, 2/15/46	150	106
2.50%, 5/15/46	200	141
2.25%, 8/15/46	175	117
2.88%, 11/15/46	100	75
3.00%, 2/15/47	165	126
3.00%, 5/15/47	150	115
2.75%, 8/15/47	200	146
2.75%, 11/15/47	200	145
3.00%, 2/15/48	215	164
3.13%, 5/15/48	225	175
3.00%, 8/15/48	250	190
3.38%, 11/15/48	300	244
3.00%, 2/15/49	300	227
2.88%, 5/15/49	300	222
2.25%, 8/15/49	250	162
2.38%, 11/15/49	275	183
2.00%, 2/15/50	315	191
1.25%, 5/15/50	380	188
1.38%, 8/15/50	400	205
1.63%, 11/15/50	400	219
1.88%, 2/15/51	475	277
2.38%, 5/15/51	450	296
2.00%, 8/15/51	475	285
1.88%, 11/15/51	450	261
2.25%, 2/15/52	400	255
2.88%, 5/15/52	325	238
3.00%, 8/15/52	380	286
FIXED INCOME FUNDS 289 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.5%continued
U.S. Treasury Bonds – 20.7%continued
4.00%, 11/15/52	$350	$319
3.63%, 2/15/53	325	277
3.63%, 5/15/53	335	285
4.13%, 8/15/53	400	373
4.75%, 11/15/53	325	336
4.25%, 2/15/54	400	381
4.63%, 5/15/54	150	152
		14,483
U.S. Treasury Notes – 77.8%
0.25%, 7/31/25	350	332
2.88%, 7/31/25	125	122
4.75%, 7/31/25	250	249
2.00%, 8/15/25	350	338
3.13%, 8/15/25	250	245
0.25%, 8/31/25	250	237
2.75%, 8/31/25	150	146
5.00%, 8/31/25	200	200
3.50%, 9/15/25	300	295
0.25%, 9/30/25	375	354
3.00%, 9/30/25	140	137
5.00%, 9/30/25	300	300
4.25%, 10/15/25	250	248
0.25%, 10/31/25	350	329
3.00%, 10/31/25	200	195
5.00%, 10/31/25	250	250
2.25%, 11/15/25	345	333
4.50%, 11/15/25	300	298
0.38%, 11/30/25	355	333
2.88%, 11/30/25	150	146
4.88%, 11/30/25	300	300
4.00%, 12/15/25	250	247
0.38%, 12/31/25	400	374
2.63%, 12/31/25	150	145
4.25%, 12/31/25	375	371
3.88%, 1/15/26	300	295
0.38%, 1/31/26	350	326
2.63%, 1/31/26	150	145
4.25%, 1/31/26	200	198
1.63%, 2/15/26	250	237
4.00%, 2/15/26	300	296
0.50%, 2/28/26	400	372
2.50%, 2/28/26	100	96
4.63%, 2/28/26	400	399
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.5%continued
U.S. Treasury Notes – 77.8%continued
4.63%, 3/15/26	$300	$299
0.75%, 3/31/26	400	373
2.25%, 3/31/26	150	144
4.50%, 3/31/26	100	99
3.75%, 4/15/26	300	295
0.75%, 4/30/26	250	233
2.38%, 4/30/26	225	216
4.88%, 4/30/26	450	451
1.63%, 5/15/26	300	283
3.63%, 5/15/26	300	294
0.75%, 5/31/26	300	278
2.13%, 5/31/26	175	167
4.88%, 5/31/26	400	401
4.13%, 6/15/26	300	297
0.88%, 6/30/26	350	325
1.88%, 6/30/26	125	118
4.50%, 7/15/26	250	249
0.63%, 7/31/26	350	322
1.88%, 7/31/26	200	189
1.50%, 8/15/26	320	299
4.38%, 8/15/26	300	298
0.75%, 8/31/26	150	138
1.38%, 8/31/26	200	186
4.63%, 9/15/26	300	300
0.88%, 9/30/26	350	322
1.63%, 9/30/26	150	140
4.63%, 10/15/26	200	200
1.13%, 10/31/26	400	369
1.63%, 10/31/26	125	117
2.00%, 11/15/26	315	296
4.63%, 11/15/26	300	300
1.25%, 11/30/26	375	346
1.63%, 11/30/26	150	140
4.38%, 12/15/26	300	298
1.25%, 12/31/26	350	323
1.75%, 12/31/26	200	187
4.00%, 1/15/27	200	197
1.50%, 1/31/27	475	440
2.25%, 2/15/27	310	292
4.13%, 2/15/27	400	395
1.13%, 2/28/27	100	91
1.88%, 2/28/27	300	280
4.25%, 3/15/27	100	99
NORTHERN FUNDS QUARTERLY REPORT  290 FIXED INCOME FUNDS

Schedule of Investments

U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.5%continued
U.S. Treasury Notes – 77.8%continued
0.63%, 3/31/27	$180	$162
2.50%, 3/31/27	350	332
4.50%, 4/15/27	350	349
0.50%, 4/30/27	175	156
2.75%, 4/30/27	350	333
2.38%, 5/15/27	250	235
4.50%, 5/15/27	350	350
0.50%, 5/31/27	200	178
2.63%, 5/31/27	350	332
0.50%, 6/30/27	200	178
3.25%, 6/30/27	250	241
0.38%, 7/31/27	250	220
2.75%, 7/31/27	275	261
2.25%, 8/15/27	250	234
0.50%, 8/31/27	250	221
3.13%, 8/31/27	285	273
0.38%, 9/30/27	300	263
4.13%, 9/30/27	275	272
0.50%, 10/31/27	300	263
4.13%, 10/31/27	250	247
2.25%, 11/15/27	300	279
0.63%, 11/30/27	300	264
3.88%, 11/30/27	250	245
0.63%, 12/31/27	350	307
3.88%, 12/31/27	250	245
0.75%, 1/31/28	400	351
3.50%, 1/31/28	250	242
2.75%, 2/15/28	400	377
1.13%, 2/29/28	350	311
4.00%, 2/29/28	300	295
1.25%, 3/31/28	350	312
3.63%, 3/31/28	300	292
1.25%, 4/30/28	400	355
3.50%, 4/30/28	250	242
2.88%, 5/15/28	425	402
1.25%, 5/31/28	390	346
3.63%, 5/31/28	265	257
1.25%, 6/30/28	400	354
4.00%, 6/30/28	300	295
1.00%, 7/31/28	390	341
4.13%, 7/31/28	175	173
2.88%, 8/15/28	390	367
1.13%, 8/31/28	200	175
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.5%continued
U.S. Treasury Notes – 77.8%continued
4.38%, 8/31/28	$325	$325
1.25%, 9/30/28	450	395
4.63%, 9/30/28	300	303
1.38%, 10/31/28	400	353
4.88%, 10/31/28	200	204
3.13%, 11/15/28	375	356
1.50%, 11/30/28	350	310
4.38%, 11/30/28	300	300
1.38%, 12/31/28	375	329
3.75%, 12/31/28	375	365
1.75%, 1/31/29	300	267
4.00%, 1/31/29	325	320
2.63%, 2/15/29	400	371
1.88%, 2/28/29	300	269
4.25%, 2/28/29	300	299
2.38%, 3/31/29	300	274
4.13%, 3/31/29	300	297
2.88%, 4/30/29	250	234
4.63%, 4/30/29	425	430
2.38%, 5/15/29	300	274
2.75%, 5/31/29	300	279
4.50%, 5/31/29	350	352
3.25%, 6/30/29	225	214
4.25%, 6/30/29	200	199
2.63%, 7/31/29	200	184
1.63%, 8/15/29	300	263
3.13%, 8/31/29	200	189
3.88%, 9/30/29	275	269
4.00%, 10/31/29	200	197
1.75%, 11/15/29	225	198
3.88%, 11/30/29	200	195
3.88%, 12/31/29	250	244
3.50%, 1/31/30	250	239
1.50%, 2/15/30	375	322
4.00%, 2/28/30	200	196
3.63%, 3/31/30	250	241
3.50%, 4/30/30	250	239
0.63%, 5/15/30	500	404
3.75%, 5/31/30	250	242
3.75%, 6/30/30	200	194
4.00%, 7/31/30	150	147
0.63%, 8/15/30	735	589
4.13%, 8/31/30	250	247
FIXED INCOME FUNDS 291 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.5%continued
U.S. Treasury Notes – 77.8%continued
4.63%, 9/30/30	$250	$254
4.88%, 10/31/30	200	206
0.88%, 11/15/30	625	506
4.38%, 11/30/30	250	250
3.75%, 12/31/30	250	241
1.13%, 2/15/31	650	532
4.25%, 2/28/31	300	298
4.13%, 3/31/31	300	296
1.63%, 5/15/31	740	621
4.63%, 5/31/31	270	274
4.25%, 6/30/31	100	99
1.25%, 8/15/31	750	609
1.38%, 11/15/31	700	569
1.88%, 2/15/32	650	546
2.88%, 5/15/32	600	541
2.75%, 8/15/32	600	534
4.13%, 11/15/32	650	639
3.50%, 2/15/33	650	609
3.38%, 5/15/33	575	533
3.88%, 8/15/33	700	673
4.50%, 11/15/33	625	631
4.00%, 2/15/34	700	679
4.38%, 5/15/34	250	250
		54,409
Total U.S. Government Obligations
(Cost $76,740)		68,892

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.14%(1) (2)	242,684	$243
Total Investment Companies
(Cost $243)		243

Total Investments – 98.9%
(Cost $76,983)		69,135
Other Assets less Liabilities – 1.1%		776
NET ASSETS – 100.0%		$69,911

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2024 is disclosed.
Percentages shown are based on Net Assets.
At June 30, 2024, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Obligations	98.5%
Investment Companies	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations(1)	$—	$68,892	$—	$68,892
Investment Companies	243	—	—	243
Total Investments	$243	$68,892	$—	$69,135

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  292 FIXED INCOME FUNDS

Schedule of Investments

U.S. TREASURY INDEX FUND continued	June 30, 2024 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$540	$4,198	$4,495	$4	$243	$242,684
FIXED INCOME FUNDS 293 NORTHERN FUNDS QUARTERLY REPORT